VALIC Company I Aggressive Growth Lifestyle Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 99.3%
Domestic Equity Investment Companies — 55.2%
VALIC Company I Small Cap Growth Fund	2,224,832	$ 31,948,589
VALIC Company I Small Cap Value Fund	2,827,117	31,805,068
VALIC Company I Stock Index Fund	3,658,881	176,248,321
VALIC Company I Systematic Growth Fund	4,223,242	65,798,103
VALIC Company I Systematic Value Fund	4,174,500	52,598,704
Total Domestic Equity Investment Companies (cost $357,544,226)		358,398,785
Domestic Fixed Income Investment Companies — 25.4%
VALIC Company I Core Bond Fund (cost $181,154,505)	17,259,193	165,170,476
International Equity Investment Companies — 18.7%
VALIC Company I International Equities Index Fund (cost $105,532,450)	16,115,912	121,352,815
Total Long-Term Investment Securities (cost $644,231,181)		644,922,076
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.7%
Unaffiliated Investment Companies — 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.28%(2) (cost $4,858,009)	4,858,009	$ 4,858,009
TOTAL INVESTMENTS (cost $649,089,190)	100.0%	649,780,085
Other assets less liabilities	(0.0)	(205,004)
NET ASSETS	100.0%	$649,575,081
#	The VALIC Company I Aggressive Growth Lifestyle Fund invests in various VALIC Company I Funds. Additional information on the underlying funds including such funds' prospectuses and shareholder reports are available at our website, www.corebridgefinancial.com/rs.
(1)	See Note 3.
(2)	The rate shown is the 7-day yield as of August 31, 2023.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$644,922,076	$—	$—	$644,922,076
Short-Term Investments	4,858,009	—	—	4,858,009
Total Investments at Value	$649,780,085	$—	$—	$649,780,085
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 61.8%
Aerospace/Defense — 1.5%
Howmet Aerospace, Inc.	9,345	$ 462,297
Northrop Grumman Corp.	3,739	1,619,324
		2,081,621
Auto Manufacturers — 0.7%
Tesla, Inc.†	3,641	939,669
Banks — 3.4%
Morgan Stanley	21,980	1,871,597
Truist Financial Corp.	8,524	260,408
US Bancorp	14,704	537,137
Wells Fargo & Co.	47,643	1,967,180
		4,636,322
Beverages — 1.3%
Coca-Cola Co.	29,530	1,766,780
Biotechnology — 2.5%
Biogen, Inc.†	2,866	766,254
Regeneron Pharmaceuticals, Inc.†	2,073	1,713,314
Vertex Pharmaceuticals, Inc.†	2,710	944,001
		3,423,569
Building Materials — 1.0%
Trane Technologies PLC	3,843	788,814
Vulcan Materials Co.	2,484	542,133
		1,330,947
Chemicals — 1.4%
Eastman Chemical Co.	7,512	638,595
PPG Industries, Inc.	8,902	1,261,948
		1,900,543
Commercial Services — 0.8%
S&P Global, Inc.	2,934	1,146,783
Computers — 4.5%
Accenture PLC, Class A	3,321	1,075,240
Apple, Inc.	26,062	4,896,268
Seagate Technology Holdings PLC	3,872	274,099
		6,245,607
Diversified Financial Services — 3.5%
American Express Co.	7,772	1,227,898
Ameriprise Financial, Inc.	3,410	1,151,148
Mastercard, Inc., Class A	6,052	2,497,297
		4,876,343
Electric — 2.7%
NextEra Energy, Inc.	33,573	2,242,676
PG&E Corp.†	87,410	1,424,783
		3,667,459
Healthcare-Products — 0.8%
Danaher Corp.	4,422	1,171,830
Healthcare-Services — 1.9%
UnitedHealth Group, Inc.	5,558	2,648,832
Insurance — 0.9%
Progressive Corp.	9,490	1,266,630
Internet — 7.2%
Alphabet, Inc., Class A†	20,621	2,807,961
Amazon.com, Inc.†	26,023	3,591,434
Security Description	Shares or Principal Amount	Value

Internet (continued)
Meta Platforms, Inc., Class A†	7,638	$ 2,260,008
Uber Technologies, Inc.†	26,126	1,233,931
		9,893,334
Machinery-Diversified — 1.4%
Deere & Co.	4,806	1,974,978
Miscellaneous Manufacturing — 1.6%
Eaton Corp. PLC	9,327	2,148,661
Oil & Gas — 2.0%
ConocoPhillips	10,460	1,245,054
Pioneer Natural Resources Co.	6,684	1,590,324
		2,835,378
Oil & Gas Services — 1.5%
Baker Hughes Co.	58,198	2,106,186
Pharmaceuticals — 3.3%
AbbVie, Inc.	19,169	2,817,076
Bristol-Myers Squibb Co.	27,644	1,704,253
		4,521,329
REITS — 1.2%
Prologis, Inc.	13,105	1,627,641
Retail — 3.6%
Dollar General Corp.	2,557	354,144
Lowe's Cos., Inc.	10,234	2,358,732
McDonald's Corp.	5,277	1,483,629
TJX Cos., Inc.	7,987	738,638
		4,935,143
Semiconductors — 4.9%
Advanced Micro Devices, Inc.†	2,875	303,945
ASML Holding NV	394	260,249
NVIDIA Corp.	7,792	3,845,741
NXP Semiconductors NV	11,851	2,437,988
		6,847,923
Software — 7.4%
Intuit, Inc.	1,506	815,966
Microsoft Corp.	24,233	7,942,608
Oracle Corp.	12,734	1,533,046
		10,291,620
Transportation — 0.8%
Norfolk Southern Corp.	5,666	1,161,587
Total Common Stocks (cost $74,738,635)		85,446,715
CORPORATE BONDS & NOTES — 10.9%
Aerospace/Defense — 0.3%
Boeing Co.
2.20%, 02/04/2026	$ 5,000	4,612
2.70%, 02/01/2027	270,000	246,898
3.45%, 11/01/2028	19,000	17,432
L3Harris Technologies, Inc.
5.40%, 07/31/2033	28,000	28,047
Northrop Grumman Corp.
3.85%, 04/15/2045	68,000	53,922
Raytheon Technologies Corp.
2.25%, 07/01/2030	86,000	71,444
5.15%, 02/27/2033	23,000	22,738
		445,093

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Agriculture — 0.1%
Altria Group, Inc.
2.45%, 02/04/2032	$ 50,000	$ 39,025
BAT Capital Corp.
2.26%, 03/25/2028	113,000	97,158
3.73%, 09/25/2040	38,000	26,485
4.39%, 08/15/2037	20,000	15,838
Bunge, Ltd. Finance Corp.
2.75%, 05/14/2031	26,000	21,747
		200,253
Airlines — 0.3%
American Airlines Pass-Through Trust
3.00%, 04/15/2030	56,481	50,352
3.95%, 01/11/2032	94,640	82,543
Delta Air Lines Pass-Through Trust
2.50%, 12/10/2029	77,266	67,738
JetBlue Pass-Through Trust
7.75%, 05/15/2030	38,436	39,002
United Airlines Pass-Through Trust
3.10%, 04/07/2030	24,824	21,532
3.50%, 11/01/2029	39,299	35,579
3.65%, 04/07/2027 to 07/07/2027	86,216	80,626
3.70%, 09/01/2031	35,295	30,588
		407,960
Auto Manufacturers — 0.3%
General Motors Co.
6.80%, 10/01/2027	100,000	103,080
General Motors Financial Co., Inc.
3.80%, 04/07/2025	30,000	28,979
Hyundai Capital America
2.38%, 10/15/2027*	120,000	105,142
2.65%, 02/10/2025*	37,000	35,370
3.00%, 02/10/2027*	200,000	182,855
		455,426
Banks — 2.7%
Banco Santander SA
5.59%, 08/08/2028	200,000	198,209
Bank of America Corp.
2.55%, 02/04/2028	25,000	22,610
2.57%, 10/20/2032	40,000	32,063
2.68%, 06/19/2041	144,000	99,157
2.97%, 02/04/2033	30,000	24,666
3.71%, 04/24/2028	149,000	139,475
4.38%, 04/27/2028	45,000	43,196
5.08%, 01/20/2027	34,000	33,553
5.20%, 04/25/2029	50,000	49,244
5.29%, 04/25/2034	50,000	48,790
Bank of Nova Scotia
4.85%, 02/01/2030	40,000	38,723
Banque Federative du Credit Mutuel SA
5.90%, 07/13/2026*	200,000	200,610
Citigroup, Inc.
2.52%, 11/03/2032	15,000	11,903
3.06%, 01/25/2033	21,000	17,325
3.88%, 01/24/2039	67,000	55,024
Deutsche Bank AG
2.55%, 01/07/2028	150,000	132,603
Federation des Caisses Desjardins du Quebec
5.70%, 03/14/2028*	200,000	200,286
Goldman Sachs Group, Inc.
1.95%, 10/21/2027	25,000	22,248
Security Description	Shares or Principal Amount	Value

Banks (continued)
2.38%, 07/21/2032	$ 15,000	$ 11,857
2.64%, 02/24/2028	37,000	33,485
4.25%, 10/21/2025	440,000	426,965
HSBC Holdings PLC
6.10%, 01/14/2042	95,000	99,429
KeyCorp
2.25%, 04/06/2027	140,000	120,440
Macquarie Group, Ltd.
2.87%, 01/14/2033*	100,000	78,387
6.21%, 11/22/2024*	35,000	35,003
Mitsubishi UFJ Financial Group, Inc.
3.74%, 03/07/2029	130,000	120,319
Mizuho Financial Group, Inc.
5.74%, 05/27/2031	250,000	247,731
Morgan Stanley
3.95%, 04/23/2027	150,000	141,492
4.46%, 04/22/2039	110,000	96,849
5.16%, 04/20/2029	50,000	49,042
NatWest Markets PLC
1.60%, 09/29/2026*	200,000	176,636
PNC Financial Services Group, Inc.
5.07%, 01/24/2034	37,000	35,046
Santander UK Group Holdings PLC
2.47%, 01/11/2028	200,000	175,949
Societe Generale SA
4.25%, 04/14/2025*	200,000	192,764
Toronto-Dominion Bank
5.52%, 07/17/2028	20,000	20,099
5.53%, 07/17/2026	55,000	55,121
Truist Financial Corp.
5.12%, 01/26/2034	20,000	18,760
6.05%, 06/08/2027	20,000	19,986
Wells Fargo & Co.
3.07%, 04/30/2041	69,000	49,390
4.61%, 04/25/2053	80,000	67,684
Westpac Banking Corp.
3.13%, 11/18/2041	25,000	16,323
		3,658,442
Beverages — 0.1%
Keurig Dr Pepper, Inc.
3.20%, 05/01/2030	73,000	64,721
Biotechnology — 0.2%
Amgen, Inc.
3.15%, 02/21/2040	68,000	50,734
5.25%, 03/02/2033	40,000	39,792
Gilead Sciences, Inc.
2.60%, 10/01/2040	143,000	99,905
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	56,000	44,567
		234,998
Building Materials — 0.1%
Martin Marietta Materials, Inc.
2.50%, 03/15/2030	57,000	47,894
Masco Corp.
2.00%, 10/01/2030	57,000	45,074
		92,968
Chemicals — 0.2%
EIDP, Inc.
4.50%, 05/15/2026	32,000	31,384

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Chemicals (continued)
International Flavors & Fragrances, Inc.
2.30%, 11/01/2030*	$ 112,000	$ 86,901
LYB International Finance III LLC
1.25%, 10/01/2025	138,000	125,863
RPM International, Inc.
2.95%, 01/15/2032	37,000	29,701
		273,849
Commercial Services — 0.2%
Global Payments, Inc.
3.20%, 08/15/2029	27,000	23,504
S&P Global, Inc.
2.70%, 03/01/2029	44,000	39,329
4.25%, 05/01/2029	44,000	42,359
Triton Container International, Ltd.
2.05%, 04/15/2026*	100,000	88,985
Verisk Analytics, Inc.
5.75%, 04/01/2033	25,000	25,536
		219,713
Computers — 0.3%
Apple, Inc.
4.85%, 05/10/2053	95,000	93,742
CGI, Inc.
2.30%, 09/14/2031	42,000	32,643
Dell International LLC/EMC Corp.
6.20%, 07/15/2030	141,000	145,104
Leidos, Inc.
2.30%, 02/15/2031	141,000	111,670
		383,159
Diversified Financial Services — 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/2026	150,000	134,962
3.00%, 10/29/2028	150,000	129,984
Air Lease Corp.
1.88%, 08/15/2026	10,000	8,948
3.38%, 07/01/2025	129,000	122,903
Avolon Holdings Funding, Ltd.
2.53%, 11/18/2027*	78,000	66,587
2.88%, 02/15/2025*	24,000	22,645
4.25%, 04/15/2026*	47,000	44,324
5.50%, 01/15/2026*	154,000	149,927
Capital One Financial Corp.
3.80%, 01/31/2028	94,000	86,194
Nasdaq, Inc.
5.55%, 02/15/2034	15,000	14,974
Park Aerospace Holdings, Ltd.
5.50%, 02/15/2024*	7,000	6,953
		788,401
Electric — 1.5%
Alexander Funding Trust
1.84%, 11/15/2023*	74,000	73,234
Constellation Energy Generation LLC
3.25%, 06/01/2025	299,000	286,193
5.80%, 03/01/2033	30,000	30,560
Duke Energy Florida LLC
5.95%, 11/15/2052	34,000	35,491
Edison International
5.75%, 06/15/2027	17,000	17,036
Emera US Finance LP
4.75%, 06/15/2046	174,000	136,188
Security Description	Shares or Principal Amount	Value

Electric (continued)
Evergy, Inc.
2.90%, 09/15/2029	$ 151,000	$ 131,375
Fells Point Funding Trust
3.05%, 01/31/2027*	100,000	91,445
Jersey Central Power & Light Co.
4.30%, 01/15/2026*	65,000	63,021
New England Power Co.
2.81%, 10/06/2050*	58,000	36,312
NextEra Energy Capital Holdings, Inc.
5.75%, 09/01/2025	60,000	60,142
NRG Energy, Inc.
2.00%, 12/02/2025*	47,000	42,701
2.45%, 12/02/2027*	308,000	261,458
Pacific Gas & Electric Co.
1.70%, 11/15/2023	20,000	19,815
3.25%, 02/16/2024	60,000	59,240
4.30%, 03/15/2045	10,000	6,994
6.40%, 06/15/2033	50,000	49,318
PacifiCorp
4.15%, 02/15/2050	183,000	134,239
PG&E Recovery Funding LLC
5.54%, 07/15/2049	30,000	30,077
PG&E Wildfire Recovery Funding LLC
4.26%, 06/01/2038	20,000	18,595
5.10%, 06/01/2054	30,000	28,950
Public Service Co. of Oklahoma
5.25%, 01/15/2033	40,000	39,252
SCE Recovery Funding LLC
4.70%, 06/15/2042	25,000	24,166
Sigeco Securitization I LLC
5.03%, 11/15/2036	24,000	23,624
Southern California Edison Co.
1.20%, 02/01/2026	112,000	101,783
Union Electric Co.
3.90%, 04/01/2052	27,000	21,216
Vistra Operations Co. LLC
4.88%, 05/13/2024*	63,000	62,010
WEC Energy Group, Inc.
1.38%, 10/15/2027	140,000	120,475
		2,004,910
Food — 0.2%
Kellogg Co.
5.25%, 03/01/2033	29,000	28,657
Kraft Heinz Foods Co.
4.38%, 06/01/2046	19,000	15,722
4.63%, 10/01/2039	40,000	35,230
Smithfield Foods, Inc.
3.00%, 10/15/2030*	122,000	95,861
Sysco Corp.
2.40%, 02/15/2030	122,000	103,076
Tyson Foods, Inc.
3.55%, 06/02/2027	44,000	41,329
		319,875
Gas — 0.1%
Atmos Energy Corp.
2.85%, 02/15/2052	35,000	22,633
CenterPoint Energy Resources Corp.
1.75%, 10/01/2030	141,000	111,868
Southern California Gas Co.
6.35%, 11/15/2052	25,000	26,816
		161,317

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Healthcare-Products — 0.0%
Thermo Fisher Scientific, Inc.
2.00%, 10/15/2031	$ 40,000	$ 32,254
Healthcare-Services — 0.2%
Elevance Health, Inc.
2.25%, 05/15/2030	57,000	47,619
HCA, Inc.
3.50%, 07/15/2051	7,000	4,666
5.25%, 06/15/2026	158,000	156,080
5.50%, 06/15/2047	10,000	9,104
MedStar Health, Inc.
3.63%, 08/15/2049	46,000	33,176
Piedmont Healthcare, Inc.
2.86%, 01/01/2052	25,000	15,856
UnitedHealth Group, Inc.
5.88%, 02/15/2053	20,000	21,390
		287,891
Home Builders — 0.0%
Lennar Corp.
5.00%, 06/15/2027	50,000	49,239
Insurance — 0.2%
Athene Global Funding
2.75%, 06/25/2024*	56,000	54,381
Berkshire Hathaway Finance Corp.
3.85%, 03/15/2052	25,000	19,916
Brown & Brown, Inc.
2.38%, 03/15/2031	56,000	44,767
Empower Finance 2020 LP
3.08%, 09/17/2051*	68,000	43,348
F&G Global Funding
1.75%, 06/30/2026*	25,000	22,231
New York Life Insurance Co.
3.75%, 05/15/2050*	68,000	50,722
Northwestern Mutual Global Funding
1.70%, 06/01/2028*	25,000	21,391
Teachers Insurance & Annuity Association of America
3.30%, 05/15/2050*	58,000	39,244
		296,000
Internet — 0.1%
Amazon.com, Inc.
3.95%, 04/13/2052	50,000	41,708
Meta Platforms, Inc.
5.60%, 05/15/2053	35,000	35,144
		76,852
Iron/Steel — 0.0%
Steel Dynamics, Inc.
1.65%, 10/15/2027	56,000	48,028
Machinery-Diversified — 0.1%
Otis Worldwide Corp.
3.11%, 02/15/2040	67,000	50,355
5.25%, 08/16/2028	40,000	40,259
		90,614
Media — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/2031	100,000	80,580
3.50%, 06/01/2041	35,000	23,197
Security Description	Shares or Principal Amount	Value

Media (continued)
Comcast Corp.
3.25%, 11/01/2039	$ 154,000	$ 118,594
5.35%, 05/15/2053	35,000	34,250
Discovery Communications LLC
3.63%, 05/15/2030	94,000	82,558
Walt Disney Co.
3.50%, 05/13/2040	96,000	76,979
		416,158
Mining — 0.0%
Glencore Funding LLC
2.50%, 09/01/2030*#	75,000	61,001
Miscellaneous Manufacturing — 0.0%
Eaton Corp.
4.15%, 11/02/2042	30,000	26,042
Oil & Gas — 0.2%
BP Capital Markets America, Inc.
2.77%, 11/10/2050	145,000	91,436
4.81%, 02/13/2033	40,000	38,718
Coterra Energy, Inc.
3.90%, 05/15/2027	46,000	43,735
Exxon Mobil Corp.
3.00%, 08/16/2039	86,000	66,172
HF Sinclair Corp.
2.63%, 10/01/2023	56,000	55,820
TotalEnergies Capital International SA
2.99%, 06/29/2041	58,000	42,463
		338,344
Packaging & Containers — 0.0%
Graphic Packaging International LLC
1.51%, 04/15/2026*	33,000	29,596
Pharmaceuticals — 0.4%
AbbVie, Inc.
2.95%, 11/21/2026	19,000	17,785
3.20%, 11/21/2029	47,000	42,364
Bristol-Myers Squibb Co.
4.13%, 06/15/2039	48,000	42,393
CVS Health Corp.
2.70%, 08/21/2040	94,000	63,131
Merck & Co., Inc.
5.00%, 05/17/2053	25,000	24,418
5.15%, 05/17/2063	20,000	19,522
Pfizer Investment Enterprises Pte., Ltd.
5.30%, 05/19/2053	55,000	55,020
Utah Acquisition Sub, Inc.
3.95%, 06/15/2026	159,000	150,288
Viatris, Inc.
3.85%, 06/22/2040	153,000	107,086
Zoetis, Inc.
5.60%, 11/16/2032	41,000	42,297
		564,304
Pipelines — 0.5%
Enbridge, Inc.
5.70%, 03/08/2033	30,000	30,014
Energy Transfer LP
3.90%, 05/15/2024 to 07/15/2026	188,000	182,942
4.40%, 03/15/2027	50,000	47,953
Enterprise Products Operating LLC
4.45%, 02/15/2043	50,000	42,529

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Flex Intermediate Holdco LLC
3.36%, 06/30/2031*	$ 25,000	$ 19,791
4.32%, 12/30/2039*	15,000	10,731
Gray Oak Pipeline LLC
2.60%, 10/15/2025*	139,000	128,538
3.45%, 10/15/2027*	41,000	36,673
MPLX LP
2.65%, 08/15/2030	69,000	57,266
NGPL PipeCo LLC
3.25%, 07/15/2031*	25,000	20,508
Sabine Pass Liquefaction LLC
5.63%, 03/01/2025	65,000	64,788
Targa Resources Corp.
4.20%, 02/01/2033	20,000	17,635
TransCanada PipeLines, Ltd.
4.10%, 04/15/2030	37,000	33,893
		693,261
REITS — 0.7%
American Tower Corp.
1.50%, 01/31/2028	47,000	39,469
2.95%, 01/15/2051	57,000	34,500
3.10%, 06/15/2050	88,000	54,909
Brixmor Operating Partnership LP
2.25%, 04/01/2028	30,000	25,493
2.50%, 08/16/2031	15,000	11,798
Corporate Office Properties LP
2.75%, 04/15/2031	36,000	27,746
CubeSmart LP
2.00%, 02/15/2031	85,000	66,042
Equinix, Inc.
2.90%, 11/18/2026	85,000	78,553
Extra Space Storage LP
2.40%, 10/15/2031	35,000	27,477
Healthcare Realty Holdings LP
2.00%, 03/15/2031	56,000	43,126
Healthpeak OP LLC
2.13%, 12/01/2028	38,000	32,468
Healthpeak Properties, Inc.
2.88%, 01/15/2031	56,000	46,830
Mid-America Apartments LP
3.60%, 06/01/2027	19,000	17,981
Physicians Realty LP
2.63%, 11/01/2031	15,000	11,652
Public Storage
1.95%, 11/09/2028	18,000	15,476
Realty Income Corp.
4.85%, 03/15/2030	40,000	38,728
Sabra Health Care LP
3.20%, 12/01/2031	25,000	19,095
Safehold Operating Partnership LP
2.85%, 01/15/2032	46,000	35,016
Scentre Group Trust 1/Scentre Group Trust 2
3.63%, 01/28/2026*	140,000	133,693
UDR, Inc.
2.10%, 08/01/2032	57,000	42,755
WP Carey, Inc.
2.40%, 02/01/2031	141,000	112,697
		915,504
Security Description	Shares or Principal Amount	Value

Retail — 0.2%
Alimentation Couche-Tard, Inc.
3.44%, 05/13/2041*	$ 35,000	$ 24,429
3.63%, 05/13/2051*	35,000	23,051
AutoZone, Inc.
3.63%, 04/15/2025	84,000	81,480
Home Depot, Inc.
4.95%, 09/15/2052#	23,000	21,925
Lowe's Cos., Inc.
3.70%, 04/15/2046	67,000	50,227
Starbucks Corp.
4.80%, 02/15/2033	50,000	48,840
		249,952
Semiconductors — 0.2%
Analog Devices, Inc.
2.80%, 10/01/2041	26,000	18,464
Broadcom, Inc.
3.19%, 11/15/2036*	10,000	7,515
Intel Corp.
5.63%, 02/10/2043	15,000	14,930
5.70%, 02/10/2053	20,000	19,806
KLA Corp.
3.30%, 03/01/2050	105,000	75,465
Microchip Technology, Inc.
0.98%, 09/01/2024	8,000	7,619
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50%, 05/11/2031	40,000	32,334
3.25%, 05/11/2041	40,000	28,489
QUALCOMM, Inc.
4.50%, 05/20/2052	20,000	17,454
Texas Instruments, Inc.
5.05%, 05/18/2063	28,000	26,826
Xilinx, Inc.
2.38%, 06/01/2030	71,000	60,719
		309,621
Software — 0.3%
Activision Blizzard, Inc.
1.35%, 09/15/2030	28,000	22,370
Oracle Corp.
3.80%, 11/15/2037	70,000	56,451
4.90%, 02/06/2033	40,000	38,210
5.55%, 02/06/2053	30,000	27,887
Roper Technologies, Inc.
1.75%, 02/15/2031	29,000	22,763
Take-Two Interactive Software, Inc.
3.70%, 04/14/2027	52,000	49,276
VMware, Inc.
1.40%, 08/15/2026	47,000	41,675
4.70%, 05/15/2030	94,000	88,595
Workday, Inc.
3.50%, 04/01/2027	35,000	33,078
		380,305
Telecommunications — 0.3%
AT&T, Inc.
2.75%, 06/01/2031	205,000	169,359
3.55%, 09/15/2055	30,000	19,580
Rogers Communications, Inc.
4.55%, 03/15/2052	20,000	15,497
Sprint Capital Corp.
6.88%, 11/15/2028	15,000	15,846
Sprint LLC
7.63%, 03/01/2026	11,000	11,402

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Telecommunications (continued)
T-Mobile USA, Inc.
5.05%, 07/15/2033	$ 50,000	$ 48,247
Verizon Communications, Inc.
2.65%, 11/20/2040	57,000	38,061
3.15%, 03/22/2030	151,000	132,441
		450,433
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.
3.90%, 11/19/2029	47,000	42,619
Transportation — 0.0%
Canadian Pacific Railway Co.
4.70%, 05/01/2048	22,000	19,313
Total Corporate Bonds & Notes (cost $18,076,907)		15,088,416
ASSET BACKED SECURITIES — 4.2%
Auto Loan Receivables — 0.9%
ACC Auto Trust
Series 2021-A, Class B 1.79%, 04/15/2027*	88,991	88,169
CPS Auto Receivables Trust
Series 2021-A, Class C 0.83%, 09/15/2026*	7,120	7,111
Series 2021-B, Class C 1.23%, 03/15/2027*	58,302	57,526
Series 2022-C, Class B 4.88%, 04/15/2030*	120,000	118,329
Credito Real USA Auto Receivables Trust
Series 2021-1A, Class A 1.35%, 02/16/2027*	5,572	5,515
Drive Auto Receivables Trust
Series 2021-1, Class D 1.45%, 01/16/2029	120,000	113,311
DT Auto Owner Trust
Series 2021-1A, Class C 0.84%, 10/15/2026*	36,985	36,245
Series 2019-4A, Class D 2.85%, 07/15/2025*	38,188	37,810
Series 2022-2A, Class D 5.46%, 03/15/2028*	55,000	53,417
Series 2023-1A, Class C 5.55%, 10/16/2028*	110,000	108,310
Series 2023-2A, Class D 6.62%, 02/15/2029*	60,000	59,738
Exeter Automobile Receivables Trust
Series 2021-1A, Class C 0.74%, 01/15/2026	59,998	59,537
Series 2021-2A, Class C 0.98%, 06/15/2026	64,679	63,488
Series 2022-4A, Class D 5.98%, 12/15/2028	120,000	118,117
Series 2022-5A, Class C 6.51%, 12/15/2027	75,000	74,820
FHF Trust
Series 2021-1A, Class A 1.27%, 03/15/2027*	17,349	16,732
Series 2023-1A, Class A2 6.57%, 06/15/2028*	100,000	99,086
Flagship Credit Auto Trust
Series 2021-2, Class A 0.37%, 12/15/2026*	10,086	10,039
Security Description	Shares or Principal Amount	Value

Auto Loan Receivables (continued)
Series 2021-1, Class B 0.68%, 02/16/2027*	$ 26,164	$ 25,984
Lendbuzz Securitization Trust
Series 2021-1A, Class A 1.46%, 06/15/2026*	41,703	40,204
Santander Drive Auto Receivables Trust
Series 2023-1, Class C 5.09%, 05/15/2030	70,000	68,422
US Auto Funding
Series 2021-1A, Class B 1.49%, 03/17/2025*	37,437	37,108
Veros Auto Receivables Trust
Series 2021-1, Class A 0.92%, 10/15/2026*	1,719	1,717
		1,300,735
Credit Card Receivables — 0.1%
World Financial Network Credit Card Master Trust
Series 2023-A, Class A 5.02%, 03/15/2030	110,000	108,864
Other Asset Backed Securities — 3.2%
Accelerated LLC
Series 2021-1H, Class B 1.90%, 10/20/2040*	34,872	31,332
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 1.94%, 08/15/2046*	95,000	83,360
AMSR Trust
Series 2020-SFR4, Class E2 2.46%, 11/17/2037*	100,000	90,817
Series 2020-SFR3, Class E2 2.76%, 09/17/2037*	100,000	91,478
Series 2020-SFR2, Class E2 4.28%, 07/17/2037*	145,000	137,291
Business Jet Securities LLC
Series 2021-1A, Class A 2.16%, 04/15/2036*	66,240	59,948
Series 2021-1A, Class B 2.92%, 04/15/2036*	96,018	85,445
Series 2020-1A, Class A 2.98%, 11/15/2035*	41,200	38,877
Series 2022-1A, Class A 4.46%, 06/15/2037*	81,555	76,498
Crossroads Asset Trust
Series 2021-A, Class B 1.12%, 06/20/2025*	24,707	24,631
DataBank Issuer LLC
Series 2021-1A, Class A2 2.06%, 02/27/2051*	175,000	154,409
Diamond Resorts Owner Trust
Series 2021-1A, Class A 1.51%, 11/21/2033*	62,508	57,138
Series 2021-1A, Class C 2.70%, 11/21/2033*	34,379	31,261
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class B 1.74%, 08/27/2035*	55,282	49,185
FirstKey Homes Trust
Series 2021-SFR2, Class E1 2.26%, 09/17/2038*	155,000	133,538
Series 2022-SFR1, Class E1 5.00%, 05/17/2039*	100,000	91,245

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
FMC GMSR Issuer Trust VRS
Series 2021-GT2, Class A 3.85%, 10/25/2026*(1)	$ 100,000	$ 83,158
FRTKL
Series 2021-SFR1, Class A 1.57%, 09/17/2038*	205,000	179,946
Home Partners of America Trust
Series 2021-2, Class C 2.40%, 12/17/2026*	125,165	110,022
Series 2021-3, Class D 3.00%, 01/17/2041*	92,201	76,940
Lendingpoint Asset Securitization Trust
Series 2021-B, Class B 1.68%, 02/15/2029*	46,673	46,407
Mariner Finance Issuance Trust
Series 2021-AA, Class A 1.86%, 03/20/2036*	130,000	115,461
MVW LLC
Series 2021-2A, Class C 2.23%, 05/20/2039*	91,819	81,181
NRZ Excess Spread-Collateralized Notes
Series 2021-FNT1, Class A 2.98%, 03/25/2026*	79,808	72,636
Series 2021-FNT2, Class A 3.23%, 05/25/2026*	124,866	113,553
Octane Receivables Trust
Series 2021-1A, Class A 0.93%, 03/22/2027*	21,638	21,153
Oportun Funding XIV LLC
Series 2021-A, Class A 1.21%, 03/08/2028*	69,887	67,073
Series 2021-A, Class B 1.76%, 03/08/2028*	171,224	163,666
Oportun Issuance Trust
Series 2021-B, Class A 1.47%, 05/08/2031*	255,000	232,326
Pagaya AI Debt Selection Trust
Series 2021-3, Class A 1.15%, 05/15/2029*	15,650	15,570
Series 2021-HG1, Class A 1.22%, 01/16/2029*	64,867	62,508
PRET LLC VRS
Series 2021-RN4, Class A1 2.49%, 10/25/2051*(1)	108,678	99,812
Pretium Mtg. Credit Partners I LLC
Series 2021-NPL1, Class A1 2.24%, 09/27/2060*(2)	119,617	115,574
Progress Residential Trust
Series 2021-SFR2, Class D 2.20%, 04/19/2038*	267,000	235,522
Series 2020-SFR1, Class E 3.03%, 04/17/2037*	115,000	107,921
Regional Management Issuance Trust
Series 2021-1, Class A 1.68%, 03/17/2031*	125,000	117,282
Republic Finance Issuance Trust
Series 2021-A, Class A 2.30%, 12/22/2031*	189,000	174,759
Sierra Timeshare Receivables Funding LLC
Series 2021-2A, Class B 1.80%, 09/20/2038*	32,671	30,435
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Theorem Funding Trust
Series 2021-1A, Class A 1.21%, 12/15/2027*	$ 1,622	$ 1,618
Upstart Pass-Through Trust
Series 2021-ST2, Class A 2.50%, 04/20/2027*	24,218	23,415
VCAT LLC
Series 2021-NPL2, Class A1 2.12%, 03/27/2051*(2)	46,191	44,005
VOLT XCII LLC
Series 2021-NPL1, Class A1 1.89%, 02/27/2051*(2)	66,461	62,554
VOLT XCIII LLC
Series 2021-NPL2, Class A1 1.89%, 02/27/2051*(2)	195,397	181,659
VOLT XCIV LLC
Series 2021-NPL3, Class A1 2.24%, 02/27/2051*(2)	163,984	154,792
VOLT XCV LLC
Series 2021-NPL4, Class A1 2.24%, 03/27/2051*(2)	94,662	90,813
VOLT XCVI LLC
Series 2021-NPL5, Class A1 2.12%, 03/27/2051*(2)	113,385	107,287
VOLT XCVII LLC
Series 2021-NPL6, Class A1 2.24%, 04/25/2051*(2)	136,716	127,641
		4,353,142
Total Asset Backed Securities (cost $6,146,210)		5,762,741
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.0%
Commercial and Residential — 1.0%
ACRE Commercial Mtg., Ltd. FRS
Series 2021-FL4, Class A 6.26%, (1 ML+0.83%), 12/18/2037*	55,200	54,859
Series 2021-FL4, Class AS 6.53%, (1 ML+1.10%), 12/18/2037*	110,000	107,092
Ajax Mtg. Loan Trust
Series 2021-B, Class A 2.24%, 06/25/2066*(2)	93,831	89,003
Bayview Finance LLC CMO
1.84%, 07/12/2033(3)	1,630	1,597
BPR Trust FRS
Series 2021-KEN, Class A 6.67%, (1 ML+1.25%), 02/15/2029*	145,000	143,018
BXP Trust
Series 2017-GM, Class A 3.38%, 06/13/2039*	95,000	85,890
Cascade MH Asset Trust
Series 2021-MH1, Class A1 1.75%, 02/25/2046*	125,205	106,465
CFMT LLC VRS
Series 2021-HB5, Class A 0.80%, 02/25/2031*(1)	115,498	112,497
CSMC Trust VRS
Series 2021-RPL1, Class A1 1.67%, 09/27/2060*(1)	114,805	106,722
Federal National Mtg. Assoc. Connecticut Avenue Securities Trust FRS
Series 2023-R06, Class 1M2 7.99%, (SOFR30A+2.70%), 07/25/2043*	90,000	90,507

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Legacy Mtg. Asset Trust
Series 2021-GS1, Class A1 1.89%, 10/25/2066*(2)	$ 82,192	$ 77,257
LHOME Mtg. Trust VRS
Series 2021-RTL1, Class A1 2.09%, 02/25/2026*(1)	62,263	61,831
PRPM LLC VRS
Series 2021-2, Class A1 2.12%, 03/25/2026*(1)	135,254	130,271
SLG Office Trust
Series 2021-OVA, Class A 2.59%, 07/15/2041*	110,000	88,198
Towd Point Mtg. Trust VRS
Series 2021-R1, Class A1 2.92%, 11/30/2060*(1)	217,906	175,993
		1,431,200
U.S. Government Agency — 2.0%
Federal Agricultural Mtg. Trust VRS
Series 2021-1, Class A 2.18%, 01/25/2051*(1)	175,108	137,240
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2017-KGX1, Class BFX 3.71%, 10/25/2027*(1)	65,000	58,253
Series 2016-K58, Class B 3.87%, 09/25/2049*(1)	260,000	244,431
Series 2016-K56, Class B 4.08%, 06/25/2049*(1)	50,000	47,517
Federal Home Loan Mtg. Corp. Multifamily Structured Credit Risk FRS
Series 2021-MN2, Class M1 7.09%, (SOFR30A+1.80%), 07/25/2041*	96,752	90,352
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K727, Class X1 0.73%, 07/25/2024(1)(4)	9,326,289	29,924
Series K-150, Class A2 3.71%, 09/25/2032(1)	120,000	110,296
Federal Home Loan Mtg. Corp. REMIC
Series 3910, Class CU 4.00%, 03/15/2041	33,771	32,210
Federal Home Loan Mtg. Corp. SCRT
Series 2022-1, Class MTU 3.25%, 11/25/2061	48,608	41,152
Series 2018-1, Class M60C 3.50%, 05/25/2057	103,895	96,058
Series 2019-1, Class MT 3.50%, 07/25/2058	48,322	41,905
Series 2019-3, Class MB 3.50%, 10/25/2058	123,135	100,205
Series 2018-2, Class M55D 4.00%, 11/25/2057	174,726	163,429
Series 2018-4, Class M55D 4.00%, 03/25/2058	144,647	135,972
Series 2019-2, Class M55D 4.00%, 08/25/2058	154,592	144,606
Series 2019-3, Class M55D 4.00%, 10/25/2058	144,909	135,533
Series 2019-4, Class M55D 4.00%, 02/25/2059	52,455	49,048
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Federal Home Loan Mtg. Corp. SCRT VRS
Series 2018-3, Class M55D 4.00%, 08/25/2057(1)	$ 143,473	$ 134,080
Federal National Mtg. Assoc. Grantor Trust
Series 2001-T12, Class A1 6.50%, 08/25/2041	82,821	82,999
Series 2002-T4, Class A1 6.50%, 12/25/2041	9,472	9,621
Federal National Mtg. Assoc. REMIC
Series 2021-M3, Class 1A1 1.00%, 11/25/2033	44,460	41,814
Series 2018-72, Class VB 3.50%, 10/25/2031	164,734	154,972
Series 2019-7, Class CA 3.50%, 11/25/2057	205,984	191,866
Series 2017-35, Class VA 4.00%, 07/25/2028	77,422	74,601
Series 2002-W3, Class A4 6.50%, 11/25/2041	85,792	86,453
Series 2002-W8, Class A1 6.50%, 06/25/2042	43,286	44,739
Federal National Mtg. Assoc. REMIC VRS
Series 2022-M1S, Class A2 2.15%, 04/25/2032(1)	225,000	182,336
Series 2018-M10, Class A1 3.47%, 07/25/2028(1)	9,140	9,050
Series 2022-M2S, Class A1 3.88%, 05/25/2032(1)	118,070	112,039
Government National Mtg. Assoc. REMIC VRS
Series 2021-H14, Class YD 7.84%, 06/20/2071(1)	9,806	8,982
		2,791,683
Total Collateralized Mortgage Obligations (cost $4,632,761)		4,222,883
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 18.7%
U.S. Government — 9.6%
United States Treasury Bonds
1.13%, 05/15/2040 to 08/15/2040	2,132,000	1,312,861
1.38%, 11/15/2040 to 08/15/2050	1,759,000	1,021,235
1.63%, 11/15/2050	800,000	462,750
1.88%, 02/15/2051 to 11/15/2051	696,000	428,451
2.25%, 02/15/2052	803,000	541,711
2.38%, 02/15/2042	405,000	301,298
3.00%, 08/15/2052	445,000	354,627
3.13%, 02/15/2043	225,000	186,891
3.38%, 08/15/2042	265,000	229,960
3.88%, 05/15/2043	50,000	46,508
United States Treasury Bonds STRIPS
Zero Coupon, 05/15/2027 to 05/15/2041	1,660,000	1,215,991
United States Treasury Notes
0.63%, 11/30/2027	292,000	250,230
0.75%, 01/31/2028	640,000	548,925
1.00%, 07/31/2028	850,000	727,414
1.25%, 05/31/2028	1,114,000	969,746
1.63%, 05/15/2031	805,000	674,282
1.88%, 02/15/2032#	615,000	516,912
2.75%, 07/31/2027	160,000	150,619
2.75%, 08/15/2032#	880,000	789,903
2.88%, 04/30/2029	276,000	256,885
3.13%, 08/31/2027	580,000	553,447
3.13%, 08/31/2029#	879,000	827,324
3.25%, 06/30/2027	345,000	331,200

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
3.38%, 05/15/2033	$ 315,000	$ 296,740
3.88%, 08/15/2033	290,000	284,834
		13,280,744
U.S. Government Agency — 9.1%
Federal Home Loan Mtg. Corp.
1.80%, 11/01/2028	210,000	180,864
2.50%, 07/01/2050 to 02/01/2051	353,028	294,635
3.00%, 11/01/2050 to 01/01/2052	318,000	275,197
3.45%, 08/01/2032	246,428	222,045
3.50%, 05/01/2042 to 01/01/2050	186,204	169,769
3.80%, 10/01/2034	100,000	90,687
4.00%, 01/01/2052	58,506	54,059
4.50%, 05/01/2052	52,401	50,404
Federal National Mtg. Assoc.
1.38%, 01/01/2031	300,000	236,439
1.56%, 12/01/2030	246,624	200,627
1.93%, 06/01/2035	102,864	79,754
1.95%, 10/01/2029	400,000	335,377
2.50%, 01/01/2052	115,048	95,635
2.70%, 07/01/2026	148,877	139,492
2.97%, 08/01/2026	160,000	150,825
3.00%, 05/01/2050 to 02/01/2052	685,662	593,677
3.10%, 10/01/2032	139,000	122,290
3.14%, 07/01/2032	85,000	74,707
3.15%, 09/01/2033	105,000	90,674
3.30%, 07/01/2032	234,000	207,762
3.41%, 03/01/2033	107,000	94,780
3.45%, 08/01/2033	140,000	124,654
3.50%, 02/01/2052 to 11/01/2059	226,940	205,995
3.68%, 01/01/2032	160,000	146,610
3.77%, 12/01/2025	35,470	34,382
3.81%, 10/01/2032	140,000	129,339
3.97%, 01/01/2029	210,000	201,272
4.00%, 06/01/2049 to 08/01/2059	955,109	893,182
4.05%, 07/01/2032	100,000	94,335
4.12%, 11/01/2032	155,000	146,849
4.18%, 11/01/2030	35,316	33,579
4.31%, 10/01/2032	240,000	230,042
4.34%, 01/01/2029	54,779	53,651
4.41%, 01/01/2033	165,000	158,828
4.45%, 12/01/2032	155,000	150,567
4.50%, 05/01/2052	146,097	140,176
4.74%, 04/01/2031	129,771	128,054
4.76%, 01/01/2030	378,000	375,807
4.83%, 12/01/2029	221,000	220,736
4.93%, 10/01/2032	113,000	113,107
4.97%, 09/01/2029	200,000	200,581
5.00%, 06/01/2053	129,633	125,700
5.07%, 03/01/2028	67,865	68,354
5.35%, 11/01/2027	248,877	251,483
6.00%, 06/01/2052	59,266	59,831
Government National Mtg. Assoc.
2.50%, 12/20/2050	197,075	164,205
3.00%, 02/20/2051 to 07/20/2051	1,975,843	1,747,047
3.50%, 01/20/2051 to 02/20/2052	2,029,453	1,842,387
4.00%, 05/20/2038 to 08/20/2052	397,806	371,757
4.50%, 12/20/2031 to 05/20/2052	137,291	131,791
5.50%, 06/20/2063	124,930	122,354
6.00%, 06/20/2063	131,420	131,135
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Uniform Mtg. Backed Securities
2.50%, October 30 TBA	$ 59,553	$ 49,399
		12,606,888
Total U.S. Government & Agency Obligations (cost $29,796,828)		25,887,632
MUNICIPAL SECURITIES — 0.0%
Texas Natural Gas Securitization Finance Corp. Series 2023-1, Class A2
5.17%, 04/01/2041 (cost $30,000)	30,000	29,893
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50%, 04/04/2016† (cost $0)	44,000	66
Total Long-Term Investment Securities (cost $133,421,341)		136,438,346
SHORT-TERM INVESTMENTS — 0.1%
Unaffiliated Investment Companies — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio 5.34%(5)(6) (cost $63,188)	63,188	63,188
REPURCHASE AGREEMENTS — 1.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 08/31/2023, to be repurchased 09/01/2023 in the amount of $1,644,744 and collateralized by $1,645,000 of United States Treasury Notes, bearing interest at 4.63% due 03/15/2026 and having an approximate value of $1,677,626 (cost $1,644,671)	1,644,671	1,644,671
TOTAL INVESTMENTS (cost $135,129,200)	99.9%	138,146,205
Other assets less liabilities	0.1	169,805
NET ASSETS	100.0%	$138,316,010
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Asset Allocation Fund has no right to demand registration of these securities. At August 31, 2023, the aggregate value of these securities was $10,289,838 representing 7.4% of net assets.
#	The security or a portion thereof is out on loan.
(1)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of August 31, 2023.
(3)	Securities classified as Level 3 (see Note 1).
(4)	Interest Only

VALIC Company I Asset Allocation Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

(5)	The rate shown is the 7-day yield as of August 31, 2023.
(6)	At August 31, 2023, the Fund had loaned securities with a total value of $2,220,279. This was secured by collateral of $63,188, which was received in cash and subsequently invested in short-term investments currently valued at $63,188 as reported in the Portfolio of Investments. Additional collateral of $2,266,191 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2023
Federal Home Loan Mtg. Corp.	1.50% to 5.98%	06/25/2034 to 01/15/2055	$195,354
Federal National Mtg. Assoc.	0.00% to 6.78%	01/25/2027 to 12/25/2057	272,725
Government National Mtg. Assoc.	1.00% to 6.50%	08/20/2033 to 09/16/2065	1,775,116
United States Treasury Bills	0.00%	09/19/2023 to 01/25/2024	2,435
United States Treasury Notes/Bonds	0.13% to 6.25%	11/15/2023 to 05/15/2053	20,561
1 ML—1 Month USD LIBOR
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at August 31, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$85,446,715	$—	$—	$85,446,715
Corporate Bonds & Notes	—	15,088,416	—	15,088,416
Asset Backed Securities	—	5,762,741	—	5,762,741
Collateralized Mortgage Obligations:
Commercial and Residential	—	1,429,603	1,597	1,431,200
Other Industries	—	2,791,683	—	2,791,683
U.S. Government & Agency Obligations	—	25,887,632	—	25,887,632
Municipal Securities	—	29,893	—	29,893
Escrows and Litigation Trusts	—	66	—	66
Short-Term Investments	63,188	—	—	63,188
Repurchase Agreements	—	1,644,671	—	1,644,671
Total Investments at Value	$85,509,903	$52,634,705	$1,597	$138,146,205
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.1%
Apparel — 0.7%
Deckers Outdoor Corp.†	931	$ 492,583
Auto Manufacturers — 1.5%
Tesla, Inc.†	3,897	1,005,738
Beverages — 3.2%
Monster Beverage Corp.†	18,769	1,077,528
PepsiCo, Inc.	5,646	1,004,536
		2,082,064
Biotechnology — 3.4%
Exelixis, Inc.†	22,977	514,455
Incyte Corp.†	7,173	462,873
Vertex Pharmaceuticals, Inc.†	3,608	1,256,811
		2,234,139
Commercial Services — 3.2%
FleetCor Technologies, Inc.†	2,856	776,061
PayPal Holdings, Inc.†	13,530	845,760
WillScot Mobile Mini Holdings Corp.†	11,136	456,799
		2,078,620
Computers — 9.8%
Apple, Inc.	33,131	6,224,321
Crowdstrike Holdings, Inc., Class A†	1,460	238,024
		6,462,345
Cosmetics/Personal Care — 0.9%
Estee Lauder Cos., Inc., Class A	3,754	602,630
Diversified Financial Services — 4.3%
Charles Schwab Corp.	10,106	597,770
Mastercard, Inc., Class A	5,384	2,221,654
		2,819,424
Electrical Components & Equipment — 0.4%
Acuity Brands, Inc.	1,712	276,111
Environmental Control — 1.0%
Waste Management, Inc.	4,150	650,637
Healthcare-Products — 0.5%
Stryker Corp.	1,058	299,996
Healthcare-Services — 2.2%
UnitedHealth Group, Inc.	3,001	1,430,216
Insurance — 0.7%
Progressive Corp.	3,362	448,726
Internet — 19.3%
Alphabet, Inc., Class A†	7,091	965,581
Alphabet, Inc., Class C†	24,377	3,348,181
Amazon.com, Inc.†	25,737	3,551,963
Booking Holdings, Inc.†	120	372,604
Expedia Group, Inc.†	5,904	639,935
F5, Inc.†	1,011	165,460
GoDaddy, Inc., Class A†	9,949	721,402
Meta Platforms, Inc., Class A†	8,701	2,574,539
Pinterest, Inc., Class A†	13,442	369,521
		12,709,186
Leisure Time — 1.2%
YETI Holdings, Inc.†	16,158	807,092
Metal Fabricate/Hardware — 0.7%
Valmont Industries, Inc.	1,898	481,143
Security Description	Shares or Principal Amount	Value

Miscellaneous Manufacturing — 1.2%
Axon Enterprise, Inc.†	2,238	$ 476,493
ITT, Inc.	3,152	322,386
		798,879
Oil & Gas — 0.5%
EOG Resources, Inc.	2,390	307,402
Packaging & Containers — 0.4%
Sealed Air Corp.	7,434	275,504
Pharmaceuticals — 5.0%
Cigna Group	3,250	897,845
Dexcom, Inc.†	3,642	367,769
Eli Lilly & Co.	2,150	1,191,530
McKesson Corp.	769	317,074
Neurocrine Biosciences, Inc.†	4,678	509,388
		3,283,606
Retail — 5.0%
AutoZone, Inc.†	370	936,592
Domino's Pizza, Inc.	1,454	563,280
Lululemon Athletica, Inc.†	905	345,040
Starbucks Corp.	6,418	625,370
TJX Cos., Inc.	3,926	363,076
Williams-Sonoma, Inc.#	3,236	456,923
		3,290,281
Semiconductors — 11.5%
Advanced Micro Devices, Inc.†	10,832	1,145,159
Broadcom, Inc.	2,059	1,900,230
NVIDIA Corp.	6,683	3,298,395
QUALCOMM, Inc.	11,077	1,268,649
		7,612,433
Software — 21.0%
Adobe, Inc.†	4,071	2,277,073
Autodesk, Inc.†	1,873	415,694
Dropbox, Inc., Class A†	22,763	632,584
Electronic Arts, Inc.	5,224	626,776
Microsoft Corp.	17,087	5,600,435
MSCI, Inc.	862	468,600
Salesforce, Inc.†	1,454	322,003
ServiceNow, Inc.†	1,992	1,172,949
Veeva Systems, Inc., Class A†	5,717	1,193,138
Workday, Inc., Class A†	4,531	1,107,829
		13,817,081
Telecommunications — 0.6%
Motorola Solutions, Inc.	1,431	405,789
Transportation — 0.9%
Knight-Swift Transportation Holdings, Inc.	5,912	324,096
Landstar System, Inc.	1,580	299,900
		623,996
Total Long-Term Investment Securities (cost $46,487,317)		65,295,621

VALIC Company I Capital Appreciation Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.0%
Unaffiliated Investment Companies — 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.28%(1) (cost $643,354)	643,354	$ 643,354
TOTAL INVESTMENTS (cost $47,130,671)	100.1%	65,938,975
Other assets less liabilities	(0.1)	(57,301)
NET ASSETS	100.0%	$65,881,674
†	Non-income producing security
#	The security or a portion thereof is out on loan.
At August 31, 2023, the Fund had loaned securities with a total value of $456,923. This was secured by collateral of $471,593 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2023
United States Treasury Bills	0.00%	10/31/2023	$4,978
United States Treasury Notes/Bonds	0.13% to 6.62%	10/15/2023 to 05/15/2052	466,615
(1)	The rate shown is the 7-day yield as of August 31, 2023.
The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$65,295,621	$—	$—	$65,295,621
Short-Term Investments	643,354	—	—	643,354
Total Investments at Value	$65,938,975	$—	$—	$65,938,975
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Conservative Growth Lifestyle Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 99.1%
Domestic Fixed Income Investment Companies — 65.6%
VALIC Company I Core Bond Fund (cost $219,415,725)	20,654,788	$197,666,325
Domestic Equity Investment Companies — 24.7%
VALIC Company I Small Cap Growth Fund	398,931	5,728,649
VALIC Company I Small Cap Value Fund	523,579	5,890,270
VALIC Company I Stock Index Fund	777,008	37,428,460
VALIC Company I Systematic Growth Fund	1,001,816	15,608,298
VALIC Company I Systematic Value Fund	785,737	9,900,280
Total Domestic Equity Investment Companies (cost $71,237,156)		74,555,957
International Equity Investment Companies — 8.8%
VALIC Company I International Equities Index Fund (cost $23,837,522)	3,533,471	26,607,034
Total Long-Term Investment Securities (cost $314,490,403)		298,829,316
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.0%
Unaffiliated Investment Companies — 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.28%(2) (cost $3,082,941)	3,082,941	$ 3,082,941
TOTAL INVESTMENTS (cost $317,573,344)	100.1%	301,912,257
Other assets less liabilities	(0.1)	(254,956)
NET ASSETS	100.0%	$301,657,301
#	The VALIC Company I Conservative Growth Lifestyle Fund invests in various VALIC Company I Funds. Additional information on the underlying funds including such funds' prospectuses and shareholder reports are available at our website, www.corebridgefinancial.com/rs.
(1)	See Note 3.
(2)	The rate shown is the 7-day yield as of August 31, 2023.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$298,829,316	$—	$—	$298,829,316
Short-Term Investments	3,082,941	—	—	3,082,941
Total Investments at Value	$301,912,257	$—	$—	$301,912,257
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 35.9%
Aerospace/Defense — 0.5%
BAE Systems Holdings, Inc.
3.85%, 12/15/2025*	$ 1,309,000	$ 1,261,887
Boeing Co.
3.38%, 06/15/2046	1,237,000	850,932
5.15%, 05/01/2030	1,440,000	1,416,722
5.93%, 05/01/2060	2,493,000	2,406,436
L3Harris Technologies, Inc.
5.40%, 07/31/2033	2,155,000	2,158,621
5.60%, 07/31/2053	470,000	472,992
Lockheed Martin Corp.
2.80%, 06/15/2050	15,000	10,094
4.45%, 05/15/2028	1,555,000	1,531,003
Northrop Grumman Corp.
4.95%, 03/15/2053	927,000	868,307
Raytheon Technologies Corp.
5.38%, 02/27/2053	1,809,000	1,763,298
Rolls-Royce PLC
5.75%, 10/15/2027*	500,000	485,408
Spirit AeroSystems, Inc.
7.50%, 04/15/2025*	568,000	560,961
		13,786,661
Airlines — 0.2%
Air Canada
3.88%, 08/15/2026*	540,000	498,648
American Airlines, Inc.
7.25%, 02/15/2028*#	720,000	707,269
11.75%, 07/15/2025*	810,000	886,580
British Airways Pass Through Trust
2.90%, 09/15/2036*	1,635,503	1,374,007
United Airlines, Inc.
4.63%, 04/15/2029*	1,255,000	1,115,885
		4,582,389
Auto Manufacturers — 0.9%
Daimler Truck Finance North America LLC
5.13%, 01/19/2028*#	1,097,000	1,082,980
5.20%, 01/17/2025*	1,060,000	1,052,639
Daimler Trucks Finance North America LLC
2.50%, 12/14/2031*	444,000	357,145
Ford Motor Co.
3.25%, 02/12/2032	450,000	351,274
4.75%, 01/15/2043	628,000	469,495
Ford Motor Credit Co. LLC
2.90%, 02/16/2028	1,812,000	1,546,351
4.00%, 11/13/2030	3,507,000	2,967,445
4.95%, 05/28/2027	555,000	520,785
5.11%, 05/03/2029	402,000	369,764
7.35%, 11/04/2027 to 03/06/2030	561,000	570,604
General Motors Co.
5.40%, 10/15/2029#	1,457,000	1,408,588
General Motors Financial Co., Inc.
2.70%, 06/10/2031	1,255,000	989,402
2.75%, 06/20/2025	1,533,000	1,447,584
5.80%, 06/23/2028	1,375,000	1,363,151
Hyundai Capital America
5.80%, 06/26/2025*	990,000	991,189
Mercedes-Benz Finance North America LLC
4.80%, 03/30/2028*	2,145,000	2,110,446
5.10%, 08/03/2028*	2,570,000	2,561,229
5.38%, 11/26/2025*	2,047,000	2,047,892
Security Description	Shares or Principal Amount	Value

Auto Manufacturers (continued)
PACCAR Financial Corp.
5.05%, 08/10/2026	$ 921,000	$ 923,328
		23,131,291
Banks — 8.6%
Banco Santander SA
5.59%, 08/08/2028	4,800,000	4,757,003
6.92%, 08/08/2033	1,200,000	1,199,603
Bank Hapoalim BM
3.26%, 01/21/2032*	2,690,000	2,306,046
Bank of America Corp.
0.98%, 09/25/2025	3,200,000	3,028,338
2.46%, 10/22/2025	5,545,000	5,329,886
3.31%, 04/22/2042	1,968,000	1,471,180
3.85%, 03/08/2037	5,292,000	4,483,422
3.97%, 02/07/2030	1,350,000	1,242,933
4.08%, 04/23/2040	2,723,000	2,288,689
4.18%, 11/25/2027	2,882,000	2,735,515
4.57%, 04/27/2033	847,000	785,160
6.11%, 01/29/2037	2,459,000	2,547,055
Bank of Nova Scotia
4.59%, 05/04/2037	2,929,000	2,528,683
BankUnited, Inc.
4.88%, 11/17/2025	3,263,000	3,074,963
5.13%, 06/11/2030	5,876,000	5,067,043
Barclays PLC
3.56%, 09/23/2035#	3,749,000	2,979,311
BNP Paribas SA
1.32%, 01/13/2027*	1,515,000	1,362,309
1.68%, 06/30/2027*	3,393,000	3,028,476
BPCE SA
3.58%, 10/19/2042*	1,684,000	1,093,014
Citigroup, Inc.
2.57%, 06/03/2031	750,000	619,381
2.67%, 01/29/2031	436,000	365,403
2.90%, 11/03/2042	644,000	442,315
3.67%, 07/24/2028	378,000	351,531
4.45%, 09/29/2027	3,534,000	3,378,016
5.61%, 09/29/2026	2,283,000	2,272,578
5.88%, 02/22/2033	3,046,000	3,042,088
6.00%, 10/31/2033	4,824,000	4,876,592
6.17%, 05/25/2034	837,000	834,078
Citizens Financial Group, Inc.
2.64%, 09/30/2032	5,684,000	4,145,716
Cooperatieve Rabobank UA
1.00%, 09/24/2026*	5,601,000	5,064,157
Credit Agricole SA
1.25%, 01/26/2027*	1,568,000	1,405,450
5.59%, 07/05/2026*	3,236,000	3,234,960
Credit Suisse AG
7.50%, 02/15/2028	1,298,000	1,388,216
Credit Suisse Group AG
9.02%, 11/15/2033*	484,000	586,070
Danske Bank A/S
0.98%, 09/10/2025*	1,000,000	945,989
3.24%, 12/20/2025*	2,650,000	2,538,665
Deutsche Bank AG
2.55%, 01/07/2028	1,583,000	1,399,398
3.74%, 01/07/2033	4,166,000	3,128,371
6.72%, 01/18/2029	274,000	277,413
7.08%, 02/10/2034	498,000	473,669
Fifth Third Bancorp
6.34%, 07/27/2029	400,000	404,903

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
Fifth Third Bank NA
5.85%, 10/27/2025	$ 1,049,000	$ 1,033,749
First Horizon Bank
5.75%, 05/01/2030#	5,696,000	5,287,426
Goldman Sachs Group, Inc.
1.54%, 09/10/2027	2,452,000	2,165,253
2.38%, 07/21/2032	1,754,000	1,386,449
3.21%, 04/22/2042	1,642,000	1,183,545
3.80%, 03/15/2030	692,000	629,466
4.22%, 05/01/2029	2,710,000	2,553,240
5.70%, 11/01/2024	2,276,000	2,271,639
6.75%, 10/01/2037	3,886,000	4,119,776
HSBC Holdings PLC
2.25%, 11/22/2027	3,040,000	2,710,906
4.18%, 12/09/2025	2,674,000	2,605,508
6.33%, 03/09/2044	4,108,000	4,142,395
8.11%, 11/03/2033	1,058,000	1,150,321
Huntington National Bank
4.55%, 05/17/2028	2,502,000	2,369,153
ING Groep NV
1.40%, 07/01/2026*#	3,627,000	3,335,119
Intesa Sanpaolo SpA
4.95%, 06/01/2042*	2,664,000	1,775,335
7.78%, 06/20/2054*	2,235,000	2,195,901
JPMorgan Chase & Co.
2.01%, 03/13/2026	4,209,000	3,970,713
2.07%, 06/01/2029	4,332,000	3,715,651
2.53%, 11/19/2041	7,129,000	4,807,226
2.55%, 11/08/2032	830,000	670,509
3.54%, 05/01/2028	2,652,000	2,474,906
4.91%, 07/25/2033	824,000	792,475
5.72%, 09/14/2033#	3,853,000	3,850,799
6.13%, 04/30/2024(1)	2,459,000	2,440,552
KeyBank NA
3.40%, 05/20/2026	2,272,000	2,025,715
Lloyds Banking Group PLC
5.87%, 03/06/2029#	1,069,000	1,060,771
Mitsubishi UFJ Financial Group, Inc.
2.19%, 02/25/2025	1,378,000	1,307,093
4.79%, 07/18/2025	2,528,000	2,499,674
Mizuho Financial Group, Inc.
2.56%, 09/13/2025	4,524,000	4,359,167
5.78%, 07/06/2029	4,478,000	4,485,266
Morgan Stanley
1.16%, 10/21/2025	1,220,000	1,150,560
1.51%, 07/20/2027	3,358,000	2,981,340
2.48%, 09/16/2036	337,000	254,154
3.22%, 04/22/2042	1,890,000	1,392,103
3.62%, 04/01/2031	721,000	640,700
4.68%, 07/17/2026	746,000	730,404
5.30%, 04/20/2037	3,345,000	3,113,593
Morgan Stanley VRS
3.59%, 07/22/2028(2)	3,691,000	3,414,625
National Bank of Canada
0.55%, 11/15/2024	1,995,000	1,972,944
NatWest Group PLC
1.64%, 06/14/2027	1,815,000	1,611,297
3.03%, 11/28/2035	3,269,000	2,521,746
8.00%, 08/10/2025(1)	1,096,000	1,068,545
Nordea Bank Abp
5.38%, 09/22/2027*	1,556,000	1,542,229
Security Description	Shares or Principal Amount	Value

Banks (continued)
Regions Financial Corp.
7.38%, 12/10/2037	$ 2,600,000	$ 2,751,954
Signature Bank
4.00%, 10/15/2030	4,120,000	44,743
Societe Generale SA
3.63%, 03/01/2041*	1,420,000	916,575
7.88%, 12/18/2023*(1)	1,554,000	1,547,551
Swedbank AB
1.54%, 11/16/2026*	3,967,000	3,503,416
Synovus Bank/Columbus GA
5.63%, 02/15/2028	787,000	729,507
Texas Capital Bancshares, Inc.
4.00%, 05/06/2031	2,443,000	2,025,145
Truist Financial Corp.
4.92%, 07/28/2033	1,508,000	1,344,202
UBS Group AG
1.49%, 08/10/2027*	2,410,000	2,119,203
4.13%, 09/24/2025*	269,000	259,515
4.75%, 05/12/2028*	1,677,000	1,610,116
UniCredit SpA
2.57%, 09/22/2026*	3,353,000	3,075,092
US Bancorp
2.22%, 01/27/2028	768,000	685,376
2.49%, 11/03/2036	5,949,000	4,384,153
Valley National Bancorp
3.00%, 06/15/2031	2,042,000	1,630,319
Wells Fargo & Co.
2.39%, 06/02/2028	948,000	843,524
3.07%, 04/30/2041	2,026,000	1,450,201
4.30%, 07/22/2027	5,930,000	5,678,486
4.65%, 11/04/2044	1,081,000	894,286
5.39%, 04/24/2034	1,187,000	1,156,147
5.61%, 01/15/2044	1,102,000	1,037,329
Zions Bancorp NA
3.25%, 10/29/2029	4,252,000	3,339,980
		235,280,346
Beverages — 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.90%, 02/01/2046	3,357,000	3,122,846
Brown-Forman Corp.
4.75%, 04/15/2033#	1,016,000	1,005,627
Constellation Brands, Inc.
4.35%, 05/09/2027	832,000	805,596
PepsiCo, Inc.
3.60%, 02/18/2028	1,092,000	1,046,076
3.90%, 07/18/2032	1,256,000	1,191,139
4.00%, 03/05/2042	570,000	493,660
		7,664,944
Biotechnology — 0.4%
Amgen, Inc.
2.80%, 08/15/2041	2,121,000	1,462,936
3.15%, 02/21/2040	1,377,000	1,027,360
4.40%, 05/01/2045	569,000	478,769
5.65%, 03/02/2053	1,696,000	1,681,322
5.75%, 03/02/2063	1,134,000	1,119,876
CSL Finance PLC
4.75%, 04/27/2052*	906,000	814,292
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	671,000	534,013
2.80%, 09/15/2050	1,766,000	1,097,744

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Biotechnology (continued)
Royalty Pharma PLC
2.15%, 09/02/2031#	$ 2,121,000	$ 1,645,885
		9,862,197
Building Materials — 0.1%
Carrier Global Corp.
3.38%, 04/05/2040	2,034,000	1,528,780
PGT Innovations, Inc.
4.38%, 10/01/2029*	600,000	556,764
Standard Industries, Inc.
3.38%, 01/15/2031*	697,000	555,777
5.00%, 02/15/2027*	250,000	236,999
Trane Technologies Financing, Ltd.
5.25%, 03/03/2033	690,000	689,253
		3,567,573
Chemicals — 0.7%
Albemarle Corp.
5.65%, 06/01/2052	344,000	311,776
Braskem Netherlands Finance BV
4.50%, 01/10/2028*	1,774,000	1,614,377
7.25%, 02/13/2033*	326,000	308,830
CF Industries, Inc.
5.38%, 03/15/2044	2,091,000	1,849,790
Consolidated Energy Finance SA
5.63%, 10/15/2028*	1,082,000	903,712
Eastman Chemical Co.
5.75%, 03/08/2033	1,538,000	1,516,908
Ecolab, Inc.
2.70%, 12/15/2051	1,959,000	1,240,128
5.25%, 01/15/2028	1,478,000	1,498,816
FMC Corp.
5.15%, 05/18/2026	361,000	357,692
Methanex Corp.
5.13%, 10/15/2027	595,000	558,092
Minerals Technologies, Inc.
5.00%, 07/01/2028*	751,000	690,920
Nutrien, Ltd.
5.80%, 03/27/2053	1,145,000	1,117,217
5.95%, 11/07/2025	1,054,000	1,060,643
OCI NV
6.70%, 03/16/2033*	1,034,000	1,014,771
Olympus Water US Holding Corp.
9.75%, 11/15/2028*	715,000	720,239
RPM International, Inc.
2.95%, 01/15/2032	635,000	509,740
4.55%, 03/01/2029	1,362,000	1,277,226
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.13%, 04/01/2029*	808,000	436,535
Westlake Corp.
3.38%, 08/15/2061	1,782,000	1,042,562
		18,029,974
Coal — 0.0%
Warrior Met Coal, Inc.
7.88%, 12/01/2028*	695,000	708,983
Commercial Services — 0.7%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/2028*	200,000	169,083
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas Luxco 4 Sarl
4.63%, 06/01/2028*	$ 610,000	$ 518,500
Deluxe Corp.
8.00%, 06/01/2029*	1,090,000	919,819
Ford Foundation
2.82%, 06/01/2070	1,633,000	973,448
Garda World Security Corp.
6.00%, 06/01/2029*	510,000	415,523
9.50%, 11/01/2027*	445,000	430,402
Korn Ferry
4.63%, 12/15/2027*	436,000	405,507
Metis Merger Sub LLC
6.50%, 05/15/2029*	491,000	426,413
Mobius Merger Sub, Inc.
9.00%, 06/01/2030*	500,000	455,809
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.38%, 08/31/2027*	623,000	554,098
PROG Holdings, Inc.
6.00%, 11/15/2029*	977,000	876,857
Quanta Services, Inc.
2.90%, 10/01/2030	1,475,000	1,243,857
3.05%, 10/01/2041	1,096,000	742,915
S&P Global, Inc.
2.70%, 03/01/2029	1,813,000	1,620,508
Sotheby's
7.38%, 10/15/2027*	1,000,000	910,356
Sotheby's/Bidfair Holdings, Inc.
5.88%, 06/01/2029*	291,000	225,525
TriNet Group, Inc.
3.50%, 03/01/2029*	945,000	813,626
Triton Container International, Ltd.
2.05%, 04/15/2026*	4,577,000	4,072,857
3.15%, 06/15/2031*	4,174,000	3,212,179
Upbound Group, Inc.
6.38%, 02/15/2029*	745,000	676,833
		19,664,115
Computers — 0.8%
Ahead DB Holdings LLC
6.63%, 05/01/2028*	1,085,000	941,270
Apple, Inc.
1.40%, 08/05/2028	3,182,000	2,736,202
2.65%, 05/11/2050	1,513,000	1,007,725
2.70%, 08/05/2051	827,000	550,705
3.95%, 08/08/2052	1,269,000	1,075,138
4.10%, 08/08/2062	1,313,000	1,098,670
Booz Allen Hamilton, Inc.
5.95%, 08/04/2033	435,000	439,968
Dell International LLC/EMC Corp.
3.38%, 12/15/2041*	2,189,000	1,541,530
8.10%, 07/15/2036	1,425,000	1,637,160
Hewlett Packard Enterprise Co.
1.75%, 04/01/2026	2,299,000	2,096,335
5.25%, 07/01/2028	2,680,000	2,657,292
Leidos, Inc.
4.38%, 05/15/2030	1,856,000	1,710,885
5.75%, 03/15/2033	1,053,000	1,046,405
McAfee Corp.
7.38%, 02/15/2030*	1,422,000	1,244,119
NCR Corp.
5.13%, 04/15/2029*	470,000	427,436

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Computers (continued)
Seagate HDD Cayman
4.09%, 06/01/2029	$ 480,000	$ 422,924
		20,633,764
Cosmetics/Personal Care — 0.4%
Coty, Inc.
5.00%, 04/15/2026*	656,000	630,600
Edgewell Personal Care Co.
4.13%, 04/01/2029*	746,000	646,513
Estee Lauder Cos., Inc.
4.38%, 05/15/2028	1,401,000	1,367,201
GSK Consumer Healthcare Capital UK PLC
3.13%, 03/24/2025	2,145,000	2,063,116
Haleon US Capital LLC
3.63%, 03/24/2032	2,872,000	2,551,297
Kenvue, Inc.
4.90%, 03/22/2033*	1,654,000	1,644,814
Procter & Gamble Co.
3.95%, 01/26/2028#	2,152,000	2,112,087
		11,015,628
Distribution/Wholesale — 0.0%
Windsor Holdings III LLC
8.50%, 06/15/2030*	414,000	415,806
Diversified Financial Services — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/2026	1,949,000	1,753,606
AG Issuer LLC
6.25%, 03/01/2028*	720,000	689,658
Aretec Escrow Issuer, Inc.
7.50%, 04/01/2029*	896,000	804,921
Avolon Holdings Funding, Ltd.
6.38%, 05/04/2028*	570,000	565,415
Bread Financial Holdings, Inc.
4.75%, 12/15/2024*#	883,000	861,835
Burford Capital Global Finance LLC
6.25%, 04/15/2028*	915,000	842,258
Cobra AcquisitionCo LLC
6.38%, 11/01/2029*	958,000	663,415
Curo Group Holdings Corp.
7.50%, 08/01/2028*	730,000	173,849
Enact Holdings, Inc.
6.50%, 08/15/2025*	1,036,000	1,026,644
Enova International, Inc.
8.50%, 09/15/2025*#	1,044,000	1,027,192
goeasy, Ltd.
4.38%, 05/01/2026*	577,000	529,738
Intercontinental Exchange, Inc.
4.95%, 06/15/2052	1,984,000	1,846,931
5.20%, 06/15/2062	1,117,000	1,056,384
Jefferies Financial Group, Inc.
5.88%, 07/21/2028	1,707,000	1,687,909
LFS Topco LLC
5.88%, 10/15/2026*	820,000	709,308
LPL Holdings, Inc.
4.00%, 03/15/2029*	615,000	546,694
Nasdaq, Inc.
5.95%, 08/15/2053	545,000	542,745
6.10%, 06/28/2063	653,000	644,331
NFP Corp.
4.88%, 08/15/2028*	356,000	317,404
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
OneMain Finance Corp.
5.38%, 11/15/2029	$ 830,000	$ 716,954
Synchrony Financial
4.50%, 07/23/2025	9,472,000	9,037,921
USAA Capital Corp.
3.38%, 05/01/2025*	2,593,000	2,504,845
		28,549,957
Electric — 2.9%
AES Corp.
2.45%, 01/15/2031	3,104,000	2,464,671
5.45%, 06/01/2028#	1,398,000	1,371,896
American Electric Power Co., Inc.
5.63%, 03/01/2033	2,064,000	2,067,161
5.70%, 08/15/2025	1,642,000	1,642,820
Atlantica Sustainable Infrastructure PLC
4.13%, 06/15/2028*	809,000	721,382
Avangrid, Inc.
3.20%, 04/15/2025	3,681,000	3,522,656
Baltimore Gas and Electric Co.
5.40%, 06/01/2053	1,085,000	1,069,992
Calpine Corp.
3.75%, 03/01/2031*	933,000	777,866
5.00%, 02/01/2031*	624,000	527,950
CMS Energy Corp.
3.75%, 12/01/2050	1,298,000	977,582
4.75%, 06/01/2050	1,513,000	1,321,486
Consolidated Edison Co. of New York, Inc.
3.95%, 04/01/2050	1,285,000	1,017,205
4.45%, 03/15/2044	849,000	723,297
Dominion Energy, Inc.
5.25%, 08/01/2033	2,179,000	2,101,184
5.75%, 10/01/2054	916,000	878,439
DTE Electric Co.
3.95%, 03/01/2049	1,879,000	1,487,954
DTE Energy Co.
4.88%, 06/01/2028	2,055,000	2,009,397
Duke Energy Carolinas LLC
3.55%, 03/15/2052	736,000	535,236
5.40%, 01/15/2054	560,000	549,057
Duke Energy Florida LLC
5.95%, 11/15/2052	818,000	853,877
Duke Energy Ohio, Inc.
5.65%, 04/01/2053	585,000	581,902
Electricite de France SA
5.70%, 05/23/2028*	1,446,000	1,447,413
Emera US Finance LP
4.75%, 06/15/2046	2,056,000	1,609,213
Enel Finance International NV
3.50%, 04/06/2028*	1,328,000	1,208,533
4.75%, 05/25/2047*#	1,025,000	841,863
7.75%, 10/14/2052*	1,290,000	1,475,131
Entergy Mississippi LLC
3.50%, 06/01/2051	858,000	596,053
Entergy Texas, Inc.
4.50%, 03/30/2039	3,217,000	2,816,156
5.00%, 09/15/2052	586,000	524,029
Exelon Corp.
5.60%, 03/15/2053	813,000	784,391
FirstEnergy Transmission LLC
4.55%, 04/01/2049*	2,204,000	1,781,190
Georgia Power Co.
3.25%, 03/15/2051	2,400,000	1,630,195

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Indiana Michigan Power Co.
5.63%, 04/01/2053	$ 667,000	$ 672,398
Interstate Power & Light Co.
3.50%, 09/30/2049	1,623,000	1,139,242
Liberty Utilities Finance GP
2.05%, 09/15/2030*	1,354,000	1,076,232
Metropolitan Edison Co.
5.20%, 04/01/2028*	2,521,000	2,489,561
National Rural Utilities Cooperative Finance Corp.
2.85%, 01/27/2025	4,400,000	4,247,410
4.80%, 03/15/2028	886,000	876,081
National Rural Utilities Cooperative Finance Corp. FRS
8.54%, (3M TSFR+3.17%), 04/30/2043	1,006,000	986,129
New York State Electric & Gas Corp.
5.85%, 08/15/2033*	1,862,000	1,895,664
NextEra Energy Capital Holdings, Inc.
5.75%, 09/01/2025	920,000	922,179
6.05%, 03/01/2025	967,000	970,812
NRG Energy, Inc.
3.63%, 02/15/2031*	1,266,000	988,024
5.25%, 06/15/2029*	100,000	90,010
Oklahoma Gas & Electric Co.
5.60%, 04/01/2053	586,000	582,621
Oncor Electric Delivery Co. LLC
4.15%, 06/01/2032	1,294,000	1,205,481
Pacific Gas & Electric Co.
3.95%, 12/01/2047	2,528,000	1,684,947
4.30%, 03/15/2045	3,038,000	2,124,767
4.95%, 06/08/2025	1,282,000	1,253,916
PacifiCorp
5.50%, 05/15/2054	2,046,000	1,812,065
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 08/15/2028*	800,000	728,326
Public Service Co. of Colorado
2.70%, 01/15/2051	3,602,000	2,171,164
3.70%, 06/15/2028	1,635,000	1,533,203
4.10%, 06/15/2048	1,595,000	1,246,752
Public Service Co. of Oklahoma
2.20%, 08/15/2031	1,910,000	1,524,112
Southern California Edison Co.
5.85%, 11/01/2027	1,446,000	1,480,118
Southern Co.
4.48%, 08/01/2024(3)	1,730,000	1,706,214
Southwestern Electric Power Co.
5.30%, 04/01/2033	897,000	878,079
Union Electric Co.
2.95%, 06/15/2027	452,000	419,992
3.90%, 04/01/2052	1,006,000	790,472
Vistra Operations Co. LLC
5.00%, 07/31/2027*	952,000	895,364
		80,308,512
Electrical Components & Equipment — 0.0%
EnerSys
4.38%, 12/15/2027*	799,000	731,085
Electronics — 0.4%
Agilent Technologies, Inc.
2.30%, 03/12/2031	3,059,000	2,504,097
Honeywell International, Inc.
1.75%, 09/01/2031	1,849,000	1,470,185
Security Description	Shares or Principal Amount	Value

Electronics (continued)
4.25%, 01/15/2029	$ 1,454,000	$ 1,412,698
Imola Merger Corp.
4.75%, 05/15/2029*	750,000	666,643
Jabil, Inc.
5.45%, 02/01/2029	686,000	678,541
Trimble, Inc.
4.90%, 06/15/2028	819,000	796,089
6.10%, 03/15/2033	967,000	976,410
TTM Technologies, Inc.
4.00%, 03/01/2029*	1,043,000	905,950
Vontier Corp.
2.95%, 04/01/2031	2,789,000	2,210,259
		11,620,872
Engineering & Construction — 0.1%
Jacobs Engineering Group, Inc.
5.90%, 03/01/2033	758,000	749,955
6.35%, 08/18/2028	972,000	988,367
VM Consolidated, Inc.
5.50%, 04/15/2029*	923,000	841,268
		2,579,590
Entertainment — 0.3%
Caesars Entertainment, Inc.
6.25%, 07/01/2025*	664,000	658,846
Ontario Gaming GTA LP
8.00%, 08/01/2030*	495,000	500,341
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/2029*	1,480,000	1,328,820
Warnermedia Holdings, Inc.
3.64%, 03/15/2025	1,242,000	1,201,661
5.05%, 03/15/2042	732,000	601,727
5.39%, 03/15/2062	1,465,000	1,162,727
6.41%, 03/15/2026	2,184,000	2,187,215
		7,641,337
Environmental Control — 0.4%
Covanta Holding Corp.
5.00%, 09/01/2030	843,000	714,105
Enviri Corp.
5.75%, 07/31/2027*	1,025,000	888,880
Republic Services, Inc.
5.00%, 04/01/2034	1,713,000	1,682,295
Waste Connections, Inc.
2.20%, 01/15/2032	2,619,000	2,094,436
4.25%, 12/01/2028	1,065,000	1,023,792
Waste Management, Inc.
4.63%, 02/15/2030	668,000	652,927
4.88%, 02/15/2034	4,082,000	3,984,818
		11,041,253
Food — 1.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
5.88%, 02/15/2028*	741,000	719,171
6.50%, 02/15/2028*	320,000	318,521
C&S Group Enterprises LLC
5.00%, 12/15/2028*	1,222,000	942,948
Conagra Brands, Inc.
7.00%, 10/01/2028	1,976,000	2,104,483
General Mills, Inc.
4.95%, 03/29/2033	974,000	950,106
Hershey Co.
4.25%, 05/04/2028#	721,000	711,494

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Food (continued)
Hormel Foods Corp.
0.65%, 06/03/2024#	$ 735,000	$ 708,100
Kraft Heinz Foods Co.
4.38%, 06/01/2046	4,477,000	3,704,713
4.88%, 10/01/2049	978,000	866,956
Kroger Co.
3.88%, 10/15/2046	557,000	415,224
Land O'Lakes Capital Trust I
7.45%, 03/15/2028*	310,000	288,300
Mars, Inc.
4.65%, 04/20/2031*	1,426,000	1,395,435
McCormick & Co., Inc.
4.95%, 04/15/2033	777,000	752,681
Nestle Holdings, Inc.
5.25%, 03/13/2026*	1,715,000	1,722,605
Performance Food Group, Inc.
5.50%, 10/15/2027*	497,000	478,565
Post Holdings, Inc.
4.50%, 09/15/2031*	662,000	570,304
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.63%, 03/01/2029*	453,000	377,004
Smithfield Foods, Inc.
4.25%, 02/01/2027*	1,668,000	1,552,165
5.20%, 04/01/2029*	2,014,000	1,869,261
Sysco Corp.
4.45%, 03/15/2048	3,779,000	3,123,628
4.50%, 04/01/2046	2,146,000	1,764,331
5.95%, 04/01/2030#	532,000	550,974
6.60%, 04/01/2050	1,304,000	1,437,750
		27,324,719
Forest Products & Paper — 0.2%
Georgia-Pacific LLC
0.95%, 05/15/2026*	5,650,000	5,018,046
Glatfelter Corp.
4.75%, 11/15/2029*	981,000	685,322
		5,703,368
Gas — 0.2%
Atmos Energy Corp.
5.75%, 10/15/2052	1,803,000	1,878,675
KeySpan Gas East Corp.
5.99%, 03/06/2033*	1,837,000	1,823,568
NiSource, Inc.
5.40%, 06/30/2033	888,000	879,516
Spire Missouri, Inc.
4.80%, 02/15/2033	971,000	943,917
		5,525,676
Hand/Machine Tools — 0.1%
Stanley Black & Decker, Inc.
4.00%, 03/15/2060	3,039,000	2,364,918
Healthcare-Products — 0.2%
GE HealthCare Technologies, Inc.
5.65%, 11/15/2027	2,213,000	2,239,597
Medline Borrower LP
3.88%, 04/01/2029*	904,000	789,170
5.25%, 10/01/2029*	385,000	341,890
STERIS PLC
3.75%, 03/15/2051	1,490,000	1,086,775
		4,457,432
Security Description	Shares or Principal Amount	Value

Healthcare-Services — 0.9%
CHS/Community Health Systems, Inc.
5.63%, 03/15/2027*	$ 1,412,000	$ 1,242,481
DaVita, Inc.
4.63%, 06/01/2030*	1,051,000	901,499
Elevance Health, Inc.
2.88%, 09/15/2029	1,575,000	1,391,395
6.10%, 10/15/2052	806,000	856,991
HCA, Inc.
3.38%, 03/15/2029	881,000	785,468
3.50%, 09/01/2030 to 07/15/2051	3,691,000	2,825,329
4.63%, 03/15/2052	2,136,000	1,713,907
Humana, Inc.
1.35%, 02/03/2027	1,946,000	1,711,639
5.50%, 03/15/2053#	568,000	550,469
5.88%, 03/01/2033	722,000	747,523
Legacy LifePoint Health LLC
4.38%, 02/15/2027*	748,000	647,469
LifePoint Health, Inc.
9.88%, 08/15/2030*	55,000	54,312
Roche Holdings, Inc.
2.13%, 03/10/2025*	5,409,000	5,165,483
Select Medical Corp.
6.25%, 08/15/2026*	705,000	698,318
UnitedHealth Group, Inc.
1.25%, 01/15/2026	2,801,000	2,562,282
4.95%, 05/15/2062	667,000	616,222
5.25%, 02/15/2028	1,509,000	1,538,127
6.05%, 02/15/2063	1,573,000	1,713,527
		25,722,441
Home Builders — 0.0%
Mattamy Group Corp.
4.63%, 03/01/2030*	790,000	698,227
Insurance — 1.2%
Americo Life, Inc.
3.45%, 04/15/2031*	1,523,000	1,130,189
Assured Guaranty US Holdings, Inc.
6.13%, 09/15/2028	663,000	671,163
Athene Global Funding
1.73%, 10/02/2026*#	3,085,000	2,685,189
Athene Holding, Ltd.
3.45%, 05/15/2052	639,000	406,722
Enstar Group, Ltd.
3.10%, 09/01/2031	1,840,000	1,432,046
4.95%, 06/01/2029	3,305,000	3,096,471
Equitable Financial Life Global Funding
1.30%, 07/12/2026*	2,446,000	2,143,627
F&G Global Funding
0.90%, 09/20/2024*	2,390,000	2,246,919
2.30%, 04/11/2027*	1,834,000	1,621,643
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/2030*	746,000	761,368
Liberty Mutual Group, Inc.
4.30%, 02/01/2061*	3,880,000	2,374,595
New York Life Global Funding
4.85%, 01/09/2028*	992,000	981,313
NMI Holdings, Inc.
7.38%, 06/01/2025*	490,000	493,317
Northwestern Mutual Global Funding
4.35%, 09/15/2027*	1,343,000	1,304,263
Ohio National Financial Services, Inc.
6.80%, 01/24/2030*	2,410,000	2,202,818

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance (continued)
Principal Life Global Funding II
0.50%, 01/08/2024*	$ 1,359,000	$ 1,333,695
Prudential Financial, Inc.
3.91%, 12/07/2047	505,000	391,586
5.70%, 09/15/2048	1,228,000	1,162,720
Prudential Funding Asia PLC
3.13%, 04/14/2030	712,000	627,426
Ryan Specialty LLC
4.38%, 02/01/2030*	420,000	375,392
SBL Holdings, Inc.
5.00%, 02/18/2031*	1,914,000	1,484,702
Security Benefit Global Funding
1.25%, 05/17/2024*	1,067,000	1,025,701
Willis North America, Inc.
4.65%, 06/15/2027	2,415,000	2,338,697
		32,291,562
Internet — 0.3%
Acuris Finance US, Inc. / Acuris Finance SARL
5.00%, 05/01/2028*	204,000	165,240
Amazon.com, Inc.
3.30%, 04/13/2027	1,634,000	1,555,348
3.60%, 04/13/2032	668,000	614,674
4.10%, 04/13/2062	2,639,000	2,187,880
4.65%, 12/01/2029	1,242,000	1,237,317
Cogent Communications Group, Inc.
7.00%, 06/15/2027*	680,000	660,076
Expedia Group, Inc.
2.95%, 03/15/2031#	745,000	622,861
Gen Digital, Inc.
6.75%, 09/30/2027*	243,000	243,612
7.13%, 09/30/2030*#	474,000	477,188
GrubHub Holdings, Inc.
5.50%, 07/01/2027*	695,000	480,419
ION Trading Technologies SARL
5.75%, 05/15/2028*#	1,276,000	1,115,239
		9,359,854
Iron/Steel — 0.1%
ATI, Inc.
4.88%, 10/01/2029	549,000	495,655
7.25%, 08/15/2030	61,000	61,534
Cleveland-Cliffs, Inc.
6.25%, 10/01/2040	367,000	304,158
Commercial Metals Co.
3.88%, 02/15/2031	753,000	641,842
Mineral Resources, Ltd.
8.00%, 11/01/2027*	246,000	245,140
8.13%, 05/01/2027*	481,000	479,806
Nucor Corp.
4.30%, 05/23/2027	1,632,000	1,582,939
		3,811,074
Leisure Time — 0.3%
Carnival Corp.
5.75%, 03/01/2027*	2,581,000	2,429,012
6.00%, 05/01/2029*	415,000	374,694
10.50%, 06/01/2030*	140,000	149,118
Harley-Davidson Financial Services, Inc.
6.50%, 03/10/2028*	2,230,000	2,236,361
NCL Corp., Ltd.
3.63%, 12/15/2024*	1,096,000	1,048,930
Security Description	Shares or Principal Amount	Value

Leisure Time (continued)
Royal Caribbean Cruises, Ltd.
4.25%, 07/01/2026*	$ 1,277,000	$ 1,190,610
		7,428,725
Lodging — 0.4%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
4.88%, 07/01/2031*	251,000	211,614
5.00%, 06/01/2029*	958,000	849,323
Hyatt Hotels Corp.
5.75%, 01/30/2027	911,000	911,889
Marriott International, Inc.
2.85%, 04/15/2031	3,650,000	3,030,514
3.50%, 10/15/2032	2,998,000	2,547,172
4.90%, 04/15/2029	702,000	683,569
Melco Resorts Finance, Ltd.
5.38%, 12/04/2029*	845,000	705,516
Sands China, Ltd.
3.50%, 08/08/2031	212,000	170,439
5.65%, 08/08/2028	212,000	200,115
Travel & Leisure Co.
6.00%, 04/01/2027	586,000	569,797
		9,879,948
Machinery-Construction & Mining — 0.3%
Caterpillar Financial Services Corp.
1.70%, 01/08/2027	1,234,000	1,117,924
3.60%, 08/12/2027	745,000	712,456
4.35%, 05/15/2026	541,000	532,473
4.80%, 01/06/2026	1,567,000	1,559,308
5.40%, 03/10/2025	2,074,000	2,079,857
Weir Group PLC
2.20%, 05/13/2026*	2,233,000	2,017,199
		8,019,217
Machinery-Diversified — 0.4%
Ingersoll Rand, Inc.
5.40%, 08/14/2028	274,000	274,618
5.70%, 08/14/2033	1,240,000	1,257,368
John Deere Capital Corp.
1.30%, 10/13/2026	1,095,000	980,916
3.40%, 06/06/2025	2,280,000	2,209,907
4.75%, 01/20/2028	1,449,000	1,442,534
4.95%, 06/06/2025 to 07/14/2028	2,264,000	2,261,254
nVent Finance SARL
2.75%, 11/15/2031	1,907,000	1,501,791
		9,928,388
Media — 1.1%
Altice Financing SA
5.00%, 01/15/2028*	1,226,000	996,872
Belo Corp.
7.25%, 09/15/2027	828,000	808,515
Block Communications, Inc.
4.88%, 03/01/2028*	786,000	650,541
Cable One, Inc.
4.00%, 11/15/2030*#	905,000	705,871
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 02/01/2028*	361,000	332,660
5.38%, 06/01/2029*	1,801,000	1,639,178
6.38%, 09/01/2029*	565,000	534,889
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/2041	1,683,000	1,115,434

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Media (continued)
3.85%, 04/01/2061	$ 1,497,000	$ 894,344
4.80%, 03/01/2050	2,027,000	1,501,778
6.38%, 10/23/2035	221,000	214,387
Comcast Corp.
3.40%, 04/01/2030	960,000	875,444
4.15%, 10/15/2028	1,616,000	1,558,274
4.60%, 10/15/2038	1,408,000	1,292,429
5.50%, 05/15/2064	4,621,000	4,514,829
Cox Communications, Inc.
5.45%, 09/15/2028*	1,343,000	1,336,688
CSC Holdings LLC
4.63%, 12/01/2030*	1,370,000	716,758
5.75%, 01/15/2030*	1,155,000	638,692
Discovery Communications LLC
5.30%, 05/15/2049	2,128,000	1,735,536
Paramount Global
4.38%, 03/15/2043	4,624,000	3,192,322
4.60%, 01/15/2045	667,000	460,286
5.85%, 09/01/2043	584,000	483,401
6.38%, 03/30/2062	502,000	414,150
Sirius XM Radio, Inc.
4.00%, 07/15/2028*	770,000	666,759
Time Warner Cable LLC
6.55%, 05/01/2037	2,382,000	2,263,336
Univision Communications, Inc.
6.63%, 06/01/2027*	550,000	532,465
7.38%, 06/30/2030*	537,000	519,724
UPC Broadband Finco BV
4.88%, 07/15/2031*	590,000	486,957
		31,082,519
Mining — 0.1%
FMG Resources August 2006 Pty, Ltd.
4.50%, 09/14/2027*	751,000	692,865
Hudbay Minerals, Inc.
4.50%, 04/01/2026*	195,000	184,054
6.13%, 04/01/2029*	621,000	583,842
South32 Treasury, Ltd.
4.35%, 04/14/2032*	2,437,000	2,104,838
		3,565,599
Miscellaneous Manufacturing — 0.2%
Parker-Hannifin Corp.
4.25%, 09/15/2027#	1,726,000	1,674,343
Siemens Financieringsmaatschappij NV
2.15%, 03/11/2031*	1,712,000	1,411,034
3.25%, 05/27/2025*	2,021,000	1,953,783
		5,039,160
Multi-National — 0.3%
European Bank for Reconstruction & Development
1.50%, 02/13/2025	3,897,000	3,698,109
Inter-American Development Bank
1.13%, 07/20/2028	4,597,000	3,940,586
		7,638,695
Oil & Gas — 1.3%
Antero Resources Corp.
5.38%, 03/01/2030*	455,000	425,413
Apache Corp.
4.38%, 10/15/2028	790,000	728,111
5.35%, 07/01/2049	4,122,000	3,301,681
6.00%, 01/15/2037	964,000	898,488
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
BP Capital Markets America, Inc.
3.00%, 02/24/2050	$ 1,608,000	$ 1,071,206
3.54%, 04/06/2027	3,804,000	3,630,263
4.89%, 09/11/2033	1,339,000	1,302,664
BP Capital Markets PLC
4.88%, 03/22/2030#(1)	1,187,000	1,074,964
Chevron Corp.
2.24%, 05/11/2030	2,861,000	2,450,081
Chevron USA, Inc.
4.20%, 10/15/2049	1,017,000	840,255
Chord Energy Corp.
6.38%, 06/01/2026*	340,000	335,111
Civitas Resources, Inc.
5.00%, 10/15/2026*	190,000	180,318
8.38%, 07/01/2028*	260,000	267,800
8.75%, 07/01/2031*	590,000	610,650
Comstock Resources, Inc.
5.88%, 01/15/2030*	565,000	499,026
6.75%, 03/01/2029*	80,000	74,854
Crescent Energy Finance LLC
7.25%, 05/01/2026*	664,000	654,119
9.25%, 02/15/2028*	346,000	353,948
Diamondback Energy, Inc.
4.40%, 03/24/2051	1,827,000	1,418,254
6.25%, 03/15/2053	2,358,000	2,348,490
Earthstone Energy Holdings LLC
8.00%, 04/15/2027*	640,000	653,242
9.88%, 07/15/2031*	352,000	385,880
EQT Corp.
3.63%, 05/15/2031*#	2,663,000	2,301,258
Hess Corp.
6.00%, 01/15/2040	1,322,000	1,297,515
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00%, 02/01/2031*	1,194,000	1,093,745
Marathon Oil Corp.
6.60%, 10/01/2037#	1,297,000	1,307,673
Nabors Industries, Inc.
7.38%, 05/15/2027*	500,000	487,950
Occidental Petroleum Corp.
4.40%, 04/15/2046	1,465,000	1,124,124
6.38%, 09/01/2028	680,000	691,526
7.50%, 05/01/2031	906,000	981,652
Pioneer Natural Resources Co.
5.10%, 03/29/2026	1,055,000	1,046,798
Rockcliff Energy II LLC
5.50%, 10/15/2029*	282,000	259,954
Southwestern Energy Co.
5.38%, 02/01/2029	445,000	422,207
Strathcona Resources, Ltd.
6.88%, 08/01/2026*#	1,424,000	1,333,847
Valaris, Ltd.
8.38%, 04/30/2030*	660,000	672,243
		36,525,310
Oil & Gas Services — 0.2%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028*	278,000	265,392
6.88%, 04/01/2027*	486,000	477,811
Halliburton Co.
4.75%, 08/01/2043	1,227,000	1,059,738
4.85%, 11/15/2035	760,000	712,564

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas Services (continued)
Schlumberger Holdings Corp.
3.90%, 05/17/2028*	$ 1,329,000	$ 1,260,266
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/2026	492,000	486,475
		4,262,246
Packaging & Containers — 0.4%
Amcor Finance USA, Inc.
5.63%, 05/26/2033	1,995,000	1,979,638
Amcor Flexibles North America, Inc.
2.69%, 05/25/2031	365,000	296,972
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
3.25%, 09/01/2028*	413,000	351,222
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
4.00%, 09/01/2029*#	250,000	203,200
Ball Corp.
2.88%, 08/15/2030	295,000	241,314
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029*	630,000	599,476
Crown Americas LLC
5.25%, 04/01/2030#	610,000	574,821
LABL, Inc.
5.88%, 11/01/2028*	870,000	790,612
9.50%, 11/01/2028*	41,000	42,200
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/2026*	642,000	632,206
Sealed Air Corp.
5.00%, 04/15/2029*	115,000	106,709
Sealed Air Corp./Sealed Air Corp. US
6.13%, 02/01/2028*	163,000	160,160
Silgan Holdings, Inc.
4.13%, 02/01/2028	657,000	601,937
Sonoco Products Co.
1.80%, 02/01/2025	5,343,000	5,036,086
		11,616,553
Pharmaceuticals — 1.8%
AbbVie, Inc.
4.05%, 11/21/2039	3,552,000	3,044,466
4.25%, 11/21/2049	2,593,000	2,183,717
Astrazeneca Finance LLC
4.88%, 03/03/2028	2,074,000	2,067,164
4.90%, 03/03/2030	2,240,000	2,228,175
Becton Dickinson & Co.
4.30%, 08/22/2032	833,000	778,784
4.69%, 02/13/2028	2,082,000	2,044,807
Bristol-Myers Squibb Co.
2.95%, 03/15/2032	1,901,000	1,647,711
3.90%, 02/20/2028	2,088,000	2,004,532
Cardinal Health, Inc.
4.60%, 03/15/2043	3,237,000	2,623,976
Cencora, Inc.
3.45%, 12/15/2027	704,000	661,486
4.25%, 03/01/2045	382,000	308,628
4.30%, 12/15/2047#	1,281,000	1,068,559
Cigna Group
2.40%, 03/15/2030	1,140,000	959,608
3.40%, 03/15/2050	3,017,000	2,108,590
3.88%, 10/15/2047	778,000	593,843
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
CVS Health Corp.
4.78%, 03/25/2038	$ 4,033,000	$ 3,611,785
5.13%, 07/20/2045	866,000	771,446
6.00%, 06/01/2063	922,000	903,081
Eli Lilly & Co.
4.70%, 02/27/2033	1,338,000	1,335,551
HLF Financing Sarl LLC/Herbalife International, Inc.
4.88%, 06/01/2029*	1,364,000	1,020,586
Merck & Co., Inc.
5.15%, 05/17/2063	1,739,000	1,697,482
Mylan, Inc.
5.20%, 04/15/2048	1,140,000	887,175
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/2028*	682,000	617,184
5.13%, 04/30/2031*	680,000	579,362
Pfizer Investment Enterprises Pte., Ltd.
4.75%, 05/19/2033	1,642,000	1,615,815
5.11%, 05/19/2043	1,119,000	1,089,141
5.30%, 05/19/2053	1,677,000	1,677,610
5.34%, 05/19/2063	2,237,000	2,204,171
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026	1,616,000	1,517,924
Teva Pharmaceutical Finance Netherlands III BV
5.13%, 05/09/2029#	212,000	196,100
7.88%, 09/15/2029	626,000	652,472
Viatris, Inc.
3.85%, 06/22/2040	1,579,000	1,105,151
4.00%, 06/22/2050	4,033,000	2,671,469
Zoetis, Inc.
5.40%, 11/14/2025	725,000	725,131
		49,202,682
Pipelines — 1.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 01/15/2028*	642,000	614,766
Boardwalk Pipelines LP
3.60%, 09/01/2032	1,138,000	956,839
Buckeye Partners LP
4.50%, 03/01/2028*	367,000	333,052
Cheniere Energy Partners LP
3.25%, 01/31/2032	1,040,000	859,383
Energy Transfer LP
4.90%, 03/15/2035	1,431,000	1,308,131
4.95%, 05/15/2028	1,538,000	1,494,109
5.35%, 05/15/2045	878,000	750,400
5.75%, 02/15/2033	1,000,000	994,233
6.13%, 12/15/2045	692,000	649,874
EnLink Midstream Partners LP FRS
9.62%, (3 ML+4.11%), 10/10/2023(1)	960,000	851,961
Enterprise Products Operating LLC
3.70%, 01/31/2051	567,000	415,043
5.25%, 08/16/2077	895,000	787,457
5.35%, 01/31/2033	696,000	699,876
EQM Midstream Partners LP
5.50%, 07/15/2028	97,000	92,672
7.50%, 06/01/2027 to 06/01/2030*	366,000	374,347
Genesis Energy LP/Genesis Energy Finance Corp.
6.50%, 10/01/2025	552,000	544,660
8.00%, 01/15/2027	1,317,000	1,298,337
Gray Oak Pipeline LLC
2.00%, 09/15/2023*	1,831,000	1,828,987
3.45%, 10/15/2027*	3,356,000	3,001,825

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Harvest Midstream I LP
7.50%, 09/01/2028*	$ 1,089,000	$ 1,091,387
Holly Energy Partners LP/Holly Energy Finance Corp.
5.00%, 02/01/2028*	742,000	696,045
Howard Midstream Energy Partners LLC
6.75%, 01/15/2027*	866,000	833,987
8.88%, 07/15/2028*	341,000	353,136
ITT Holdings LLC
6.50%, 08/01/2029*	804,000	725,610
NGL Energy Operating LLC/NGL Energy Finance Corp.
7.50%, 02/01/2026*	797,000	793,474
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/2025	482,000	473,553
NuStar Logistics LP
5.75%, 10/01/2025	243,000	238,297
6.38%, 10/01/2030	414,000	398,475
ONEOK Partners LP
6.65%, 10/01/2036	3,899,000	4,024,312
Plains All American Pipeline LP/PAA Finance Corp.
4.30%, 01/31/2043	971,000	722,249
6.65%, 01/15/2037	1,554,000	1,575,281
Sabine Pass Liquefaction LLC
5.90%, 09/15/2037	1,053,000	1,056,816
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 07/15/2027	2,376,000	2,388,236
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029*	651,000	563,130
Williams Cos., Inc.
5.75%, 06/24/2044	2,973,000	2,813,345
		36,603,285
Real Estate — 0.1%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028*#	1,246,000	1,186,173
8.88%, 09/01/2031*	38,000	38,312
Greystar Real Estate Partners LLC
7.75%, 09/01/2030*	429,000	433,311
Kennedy-Wilson, Inc.
4.75%, 03/01/2029	1,056,000	848,517
Ontario Teachers' Cadillac Fairview Properties Trust
2.50%, 10/15/2031*	1,061,000	834,759
		3,341,072
REITS — 0.8%
American Tower Corp.
2.30%, 09/15/2031	1,963,000	1,534,759
Apollo Commercial Real Estate Finance, Inc.
4.63%, 06/15/2029*	1,120,000	878,327
Crown Castle, Inc.
5.00%, 01/11/2028	1,406,000	1,380,257
5.20%, 02/15/2049	692,000	614,998
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026*	1,214,000	1,090,211
Host Hotels & Resorts LP
3.50%, 09/15/2030#	3,194,000	2,724,821
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027*	885,000	800,348
LXP Industrial Trust
2.38%, 10/01/2031	862,000	651,904
Security Description	Shares or Principal Amount	Value

REITS (continued)
National Health Investors, Inc.
3.00%, 02/01/2031	$ 1,636,000	$ 1,239,349
Office Properties Income Trust
3.45%, 10/15/2031	978,000	497,473
Omega Healthcare Investors, Inc.
3.25%, 04/15/2033	3,401,000	2,538,398
3.38%, 02/01/2031	1,868,000	1,508,801
Public Storage Operating Co.
5.35%, 08/01/2053	546,000	533,720
Service Properties Trust
4.38%, 02/15/2030	1,382,000	1,049,196
Starwood Property Trust, Inc.
4.38%, 01/15/2027*	104,000	92,878
4.75%, 03/15/2025	930,000	899,067
Vornado Realty LP
2.15%, 06/01/2026	802,000	693,236
Weyerhaeuser Co.
4.00%, 03/09/2052	922,000	715,533
4.75%, 05/15/2026	2,010,000	1,978,753
		21,422,029
Retail — 0.7%
Brinker International, Inc.
5.00%, 10/01/2024*	794,000	781,201
CEC Entertainment LLC
6.75%, 05/01/2026*	720,000	688,442
eG Global Finance PLC
6.75%, 02/07/2025*	749,000	738,005
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/2026*	990,000	930,631
FirstCash, Inc.
4.63%, 09/01/2028*	631,000	561,218
Ken Garff Automotive LLC
4.88%, 09/15/2028*	754,000	655,822
Kohl's Corp.
5.55%, 07/17/2045	3,682,000	2,331,037
LBM Acquisition LLC
6.25%, 01/15/2029*	1,110,000	968,565
Lowe's Cos., Inc.
4.45%, 04/01/2062	822,000	641,065
McDonald's Corp.
3.63%, 09/01/2049	2,192,000	1,652,899
4.45%, 03/01/2047	1,570,000	1,355,564
4.80%, 08/14/2028	3,514,000	3,497,559
5.45%, 08/14/2053	1,966,000	1,967,307
Murphy Oil USA, Inc.
4.75%, 09/15/2029	624,000	572,270
O'Reilly Automotive, Inc.
3.60%, 09/01/2027	1,481,000	1,402,819
Park River Holdings, Inc.
6.75%, 08/01/2029*	657,000	525,780
Specialty Building Products Holdings LLC/SBP Finance Corp.
6.38%, 09/30/2026*	515,000	493,082
		19,763,266
Savings & Loans — 0.1%
New York Community Bancorp, Inc.
5.90%, 11/06/2028	3,254,000	3,130,295
Semiconductors — 0.5%
Broadcom, Inc.
2.45%, 02/15/2031*	3,001,000	2,419,387
3.19%, 11/15/2036*	2,211,000	1,661,647

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Semiconductors (continued)
Entegris Escrow Corp.
5.95%, 06/15/2030*	$ 720,000	$ 689,483
Foundry JV Holdco LLC
5.88%, 01/25/2034*	1,608,000	1,585,792
Intel Corp.
5.20%, 02/10/2033	2,277,000	2,275,147
5.90%, 02/10/2063	791,000	795,086
QUALCOMM, Inc.
6.00%, 05/20/2053	832,000	896,303
Texas Instruments, Inc.
4.60%, 02/15/2028	1,423,000	1,415,967
5.00%, 03/14/2053	1,136,000	1,104,400
		12,843,212
Software — 0.6%
Capstone Borrower, Inc.
8.00%, 06/15/2030*	720,000	708,120
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc.
8.00%, 06/15/2029*	107,000	107,696
Central Parent, Inc./CDK Global, Inc.
7.25%, 06/15/2029*	714,000	704,195
Fidelity National Information Services, Inc.
5.63%, 07/15/2052	1,254,000	1,190,035
Fiserv, Inc.
4.40%, 07/01/2049	2,399,000	1,960,858
5.63%, 08/21/2033	1,678,000	1,690,624
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
4.63%, 05/01/2028*	683,000	587,381
Open Text Corp.
3.88%, 02/15/2028 to 12/01/2029*	645,000	548,943
Oracle Corp.
2.30%, 03/25/2028	3,001,000	2,640,814
3.80%, 11/15/2037	3,939,000	3,176,557
4.00%, 11/15/2047	1,728,000	1,289,014
4.90%, 02/06/2033	1,117,000	1,067,006
5.55%, 02/06/2053	1,045,000	971,417
Rackspace Technology Global, Inc.
3.50%, 02/15/2028*	1,095,000	519,747
		17,162,407
Telecommunications — 1.4%
Altice France SA
5.13%, 07/15/2029*	783,000	553,524
5.50%, 01/15/2028 to 10/15/2029*	1,167,000	846,224
8.13%, 02/01/2027*	215,000	181,705
AT&T, Inc.
3.85%, 06/01/2060	836,000	570,064
4.50%, 05/15/2035	8,092,000	7,191,421
4.75%, 05/15/2046	971,000	810,626
4.90%, 08/15/2037	2,313,000	2,094,941
5.40%, 02/15/2034	1,388,000	1,347,886
Connect Finco SARL/Connect US Finco LLC
6.75%, 10/01/2026*	1,306,000	1,238,946
Corning, Inc.
5.45%, 11/15/2079	3,203,000	2,871,844
Iliad Holding SASU
7.00%, 10/15/2028*	990,000	921,260
NTT Finance Corp.
1.16%, 04/03/2026*	1,669,000	1,504,962
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
Telefonica Emisiones SA
4.90%, 03/06/2048	$ 1,964,000	$ 1,568,242
5.21%, 03/08/2047	500,000	419,052
Telesat Canada/Telesat LLC
4.88%, 06/01/2027*	975,000	656,237
T-Mobile USA, Inc.
3.00%, 02/15/2041	6,132,000	4,331,274
3.60%, 11/15/2060	1,296,000	867,920
5.65%, 01/15/2053#	563,000	549,178
Verizon Communications, Inc.
2.85%, 09/03/2041	3,693,000	2,521,632
3.00%, 11/20/2060	2,347,000	1,378,157
3.40%, 03/22/2041	1,326,000	984,644
3.88%, 03/01/2052	910,000	682,036
5.05%, 05/09/2033#	1,654,000	1,604,907
Vodafone Group PLC
4.38%, 02/19/2043	560,000	456,120
5.13%, 06/04/2081	743,000	517,987
5.63%, 02/10/2053#	568,000	535,972
5.75%, 02/10/2063	1,135,000	1,055,037
		38,261,798
Transportation — 0.4%
Burlington Northern Santa Fe LLC
4.45%, 03/15/2043	1,528,000	1,351,402
5.20%, 04/15/2054	1,797,000	1,768,095
Canadian Pacific Railway Co.
4.70%, 05/01/2048	1,183,000	1,038,489
6.13%, 09/15/2115	621,000	644,267
Cargo Aircraft Management, Inc.
4.75%, 02/01/2028*#	1,070,000	966,638
CSX Corp.
4.50%, 11/15/2052#	1,423,000	1,237,294
FedEx Corp. Pass Through Trust
1.88%, 08/20/2035	4,367,506	3,565,755
Ryder System, Inc.
5.25%, 06/01/2028	1,342,000	1,325,149
		11,897,089
Trucking & Leasing — 0.3%
AerCap Global Aviation Trust
6.50%, 06/15/2045*	719,000	708,960
GATX Corp.
3.25%, 09/15/2026	1,736,000	1,611,624
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.40%, 11/15/2026*	2,752,000	2,553,417
5.70%, 02/01/2028*	736,000	727,507
6.05%, 08/01/2028*	1,317,000	1,318,144
6.20%, 06/15/2030*	883,000	886,955
		7,806,607
Water — 0.0%
Essential Utilities, Inc.
3.35%, 04/15/2050	1,167,000	774,177
Total Corporate Bonds & Notes (cost $1,086,457,108)		985,269,827
ASSET BACKED SECURITIES — 1.5%
Auto Loan Receivables — 0.6%
CarMax Auto Owner Trust
Series 2022-1, Class A2 0.91%, 02/18/2025	27,961	27,911
Series 2023-1, Class A3 4.75%, 10/15/2027	1,800,000	1,776,103

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
Ford Credit Floorplan Master Owner Trust
Series 2018-4, Class A 4.06%, 11/15/2030	$ 3,025,000	$ 2,857,491
GM Financial Consumer Automobile Receivables Trust
Series 2022-4, Class A4 4.88%, 08/16/2028	1,250,000	1,240,522
Honda Auto Receivables Owner Trust
Series 2022-2, Class A4 3.76%, 12/18/2028	700,000	676,898
Series 2023-2, Class A4 4.91%, 09/17/2029	635,000	632,613
Series 2023-1, Class A4 4.97%, 06/21/2029	1,500,000	1,495,089
Mercedes-Benz Auto Receivables Trust
Series 2021-1, Class A3 0.46%, 06/15/2026	1,287,072	1,242,265
Series 2023-1, Class A3 4.51%, 11/15/2027	3,200,000	3,154,492
Toyota Auto Receivables Owner Trust
Series 2023-B, Class A4 4.66%, 09/15/2028	3,970,000	3,913,952
Volkswagen Auto Loan Enhanced Trust
Series 2020-1, Class A4 1.26%, 08/20/2026	590,000	582,511
		17,599,847
Credit Card Receivables — 0.7%
American Express Credit Account Master Trust
Series 2022-3, Class A 3.75%, 08/15/2027	3,790,000	3,681,742
Series 2023-2, Class A 4.80%, 05/15/2030	700,000	697,452
BA Credit Card Trust
Series 2022-A1, Class A1 3.53%, 11/15/2027	4,000,000	3,875,443
Series 2023-A1, Class A1 4.79%, 05/15/2028	750,000	743,746
Capital One Multi-Asset Execution Trust
Series 2021-A2, Class A2 1.39%, 07/15/2030	4,488,000	3,801,925
Chase Issuance Trust
Series 2022-A1, Class A 3.97%, 09/15/2027	2,250,000	2,194,954
Discover Card Execution Note Trust
Series 2022-A4, Class A 5.03%, 10/15/2027	2,700,000	2,688,789
		17,684,051
Other Asset Backed Securities — 0.2%
John Deere Owner Trust
Series 2021-A, Class A4 0.62%, 12/15/2027	1,340,000	1,266,829
Navient Private Education Loan Trust
Series 2020-A, Class A2A 2.46%, 11/15/2068*	960,193	885,936
Verizon Master Trust
Series 2021-2, Class C 1.38%, 04/20/2028	3,400,000	3,217,037
		5,369,802
Total Asset Backed Securities (cost $41,370,020)		40,653,700
Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.2%
Commercial and Residential — 0.8%
BX Commercial Mtg. Trust FRS
Series 2019-IMC, Class A 6.42%, (1M TSFR+1.11%), 04/15/2034*	$ 3,300,000	$ 3,287,083
CAMB Commercial Mtg. Trust FRS
Series 2019-LIFE, Class A 6.50%, (TSFR1M+1.18%), 12/15/2037*	750,000	746,206
Chase Mtg. Finance Corp. VRS
Series 2016-SH2, Class M2 3.75%, 12/25/2045*(2)	1,015,846	898,735
Citigroup Commercial Mtg. Trust VRS
Series 2018-C5, Class A4 4.23%, 06/10/2051(2)	1,000,000	935,732
COMM Mtg. Trust VRS
Series 2015-CR22, Class XA 0.95%, 03/10/2048(2)(4)	3,317,659	29,350
Series 2016-787S, Class B 3.96%, 02/10/2036*(2)	1,629,000	1,460,174
CSAIL Commercial Mtg. Trust
Series 2019-C17, Class A2 3.00%, 09/15/2052	1,900,000	1,832,130
Series 2015-C1, Class A4 3.51%, 04/15/2050	490,000	470,097
MSDB Trust VRS
Series 2017-712F, Class A 3.43%, 07/11/2039*(2)	5,310,000	4,554,388
One Bryant Park Trust
Series 2019-OBP, Class A 2.52%, 09/15/2054*	11,400,000	9,259,281
Shellpoint Co-Originator Trust VRS
Series 2017-2, Class A1 3.50%, 10/25/2047*(2)	188,955	165,265
		23,638,441
U.S. Government Agency — 0.4%
Federal Home Loan Mtg. Corp. REMIC
Series 4740, Class BA 3.00%, 09/15/2045	568,314	536,325
Federal Home Loan Mtg. Corp. REMIC FRS
Series 3572, Class JS 1.50%, (6.69%-SOFR30A), 09/15/2039(4)(5)	295,766	15,948
Federal National Mtg. Assoc. REMIC
Series 2017-100, Class NP 3.00%, 12/25/2047	2,434,961	2,150,472
Series 2018-27, Class EA 3.00%, 05/25/2048	3,532,521	3,110,060
Series 2018-35, Class CD 3.00%, 05/25/2048	3,675,575	3,178,540
Government National Mtg. Assoc. REMIC VRS
Series 2013-118, Class B 2.50%, 10/16/2043(2)	1,778,084	1,629,080
		10,620,425
Total Collateralized Mortgage Obligations (cost $38,023,154)		34,258,866
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 58.6%
U.S. Government — 12.6%
United States Treasury Bonds
1.25%, 05/15/2050	1,294,000	676,368
1.75%, 08/15/2041	14,146,000	9,504,896
1.88%, 02/15/2051 to 11/15/2051	19,903,000	12,242,995
2.00%, 11/15/2041 to 08/15/2051	18,129,000	12,443,735
2.25%, 02/15/2052	12,000,000	8,095,313

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
2.38%, 02/15/2042 to 05/15/2051	$ 73,831,000	$ 52,796,207
3.00%, 11/15/2045 to 05/15/2047	10,021,000	7,971,182
3.25%, 05/15/2042	2,960,000	2,527,678
3.38%, 11/15/2048	13,798,000	11,726,144
3.63%, 02/15/2053 to 05/15/2053	5,723,000	5,158,940
3.88%, 05/15/2043	659,000	612,973
4.38%, 11/15/2039	105,000	106,435
United States Treasury Notes
0.25%, 09/30/2023 to 05/15/2024	9,100,000	8,932,987
0.88%, 01/31/2024	3,363,000	3,300,995
1.25%, 12/31/2026	4,996,000	4,505,767
1.38%, 01/31/2025 to 11/15/2031	2,870,000	2,533,707
1.50%, 11/30/2024 to 01/31/2027	7,199,000	6,602,187
1.63%, 02/15/2026 to 11/30/2026	3,439,000	3,172,283
1.75%, 11/15/2029	3,200,000	2,782,750
1.88%, 02/28/2027	20,750,000	19,035,693
2.00%, 02/15/2025 to 11/15/2026#	2,113,000	2,009,397
2.13%, 09/30/2024	5,480,000	5,295,478
2.25%, 03/31/2024 to 10/31/2024	38,782,000	37,599,329
2.25%, 11/15/2024 to 08/15/2027#	4,172,000	4,001,831
2.38%, 08/15/2024#	10,000,000	9,717,578
2.38%, 05/15/2029	500,000	452,891
2.63%, 02/15/2029	171,000	157,427
2.75%, 07/31/2027#	37,000,000	34,830,586
3.00%, 07/31/2024 to 07/15/2025	60,000,000	58,328,906
3.88%, 08/15/2033	5,405,000	5,308,723
4.50%, 11/15/2025	15,000,000	14,908,594
		347,339,975
U.S. Government Agency — 46.0%
Federal Home Loan Bank
2.13%, 09/14/2029	7,765,000	6,842,695
3.25%, 11/16/2028#	1,000,000	951,953
5.50%, 07/15/2036	250,000	274,996
Federal Home Loan Mtg. Corp.
1.50%, 04/01/2037	23,058,768	19,666,945
2.00%, 02/01/2036 to 04/01/2052	166,402,347	135,190,088
2.50%, 01/01/2028 to 07/01/2052	49,784,922	41,586,649
3.00%, 08/01/2027 to 11/01/2046	13,120,053	11,683,558
3.50%, 01/01/2032 to 02/01/2052	49,642,009	45,150,739
4.00%, 09/01/2040 to 06/01/2052	21,322,688	19,943,970
4.50%, 12/01/2039 to 07/01/2052	27,452,476	26,125,753
5.00%, 10/01/2033 to 01/01/2053	16,847,527	16,380,542
5.50%, 11/01/2032 to 01/01/2053	19,048,799	18,815,037
6.00%, 10/01/2033 to 03/01/2040	189,024	192,110
6.50%, 02/01/2035 to 05/01/2037	20,187	20,760
6.75%, 09/15/2029 to 03/15/2031	750,000	851,256
Federal Home Loan Mtg. Corp. FRS
4.74%, (RFUCCT6M+1.49%), 02/01/2037	64,712	64,461
Federal National Mtg. Assoc.
1.50%, 05/01/2036 to 03/01/2051	25,310,701	19,450,112
2.00%, 07/01/2035 to 03/01/2052	249,938,909	201,802,922
2.50%, 12/01/2026 to 05/01/2052	202,511,929	170,845,528
3.00%, 10/01/2027 to 04/01/2052	135,054,092	120,101,664
3.50%, 08/01/2026 to 04/01/2052	81,629,429	73,845,628
4.00%, 11/01/2025 to 08/01/2052	77,574,747	72,247,859
4.50%, 10/01/2024 to 10/01/2049	17,180,747	16,584,203
5.00%, 10/01/2024 to 10/01/2052	48,125,846	46,726,864
5.50%, 12/01/2029 to 04/01/2053	10,960,298	10,860,667
6.00%, 02/01/2032 to 07/01/2053	22,231,837	22,306,170
6.50%, 10/01/2037 to 11/01/2037	21,237	21,775
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Federal National Mtg. Assoc. FRS
4.07%, (12 ML+1.82%), 10/01/2040	$ 79,681	$ 81,288
4.08%, (12 ML+1.83%), 10/01/2040	271,344	275,755
4.10%, (12 ML+1.77%), 05/01/2040	429,084	435,643
4.71%, (12 ML+1.57%), 05/01/2037	67,988	68,666
5.18%, (12 ML+1.91%), 08/01/2035	291,527	296,162
5.34%, (1 Yr USTYCR+2.22%), 10/01/2035	411,220	416,465
5.34%, (1 Yr USTYCR+2.27%), 11/01/2036	182,813	185,833
6.22%, (RFUCCT6M+1.54%), 09/01/2035	527,774	531,004
Government National Mtg. Assoc.
2.00%, 11/20/2050	11,063,585	9,159,483
2.50%, 05/20/2050 to 12/20/2051	56,291,927	47,941,197
3.00%, 02/20/2045 to 03/20/2052	67,115,234	59,379,938
3.50%, 03/20/2045 to 10/20/2047	1,866,515	1,719,519
4.00%, 03/20/2044 to 05/20/2048	2,263,994	2,143,758
4.50%, 05/15/2039 to 07/20/2052	24,932,256	23,839,107
5.50%, 12/15/2039 to 05/20/2053	17,233,891	17,064,311
6.00%, 10/15/2039	69,123	69,471
		1,262,142,504
Total U.S. Government & Agency Obligations (cost $1,820,730,213)		1,609,482,479
FOREIGN GOVERNMENT OBLIGATIONS — 0.6%
Banks — 0.4%
BNG Bank NV
0.50%, 11/24/2025*	1,102,000	999,174
Development Bank of Japan, Inc.
1.75%, 02/18/2025*	4,660,000	4,416,095
Industrial Bank of Korea
1.04%, 06/22/2025*	5,213,000	4,806,560
		10,221,829
Regional(State/Province) — 0.1%
Province of British Columbia Canada
4.20%, 07/06/2033	3,516,000	3,425,960
Sovereign — 0.1%
Republic of Italy
3.88%, 05/06/2051#	1,462,000	1,022,508
United Mexican States
4.28%, 08/14/2041	3,803,000	3,066,574
6.34%, 05/04/2053	545,000	544,024
		4,633,106
Total Foreign Government Obligations (cost $20,050,372)		18,280,895
COMMON STOCKS — 0.3%
Oil Field Machinery & Equipment — 0.3%
Hi-Crush, Inc.(6)(7) (cost $746,075)	123	7,242,978
PREFERRED STOCKS — 0.0%
Sovereign — 0.0%
Federal Home Loan Mtg. Corp. Series Z 8.38%† (cost $108,728)	7,042	15,492

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50%, 04/04/2016† (cost $0)	186,000	$ 279
Total Long-Term Investment Securities (cost $3,007,485,670)		2,695,204,516
SHORT-TERM INVESTMENTS — 1.6%
Unaffiliated Investment Companies — 1.6%
State Street Institutional Liquid Reserves Fund, Premier Class 5.45%(8)	30,893,405	30,902,673
State Street Navigator Securities Lending Government Money Market Portfolio 5.34%(8)(9)	12,318,520	12,318,520
Total Short-Term Investments (cost $43,218,104)		43,221,193
TOTAL INVESTMENTS (cost $3,050,703,774)	99.7%	2,738,425,709
Other assets less liabilities	0.3	8,564,750
NET ASSETS	100.0%	$2,746,990,459
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Core Bond Fund has no right to demand registration of these securities. At August 31, 2023, the aggregate value of these securities was $303,317,229 representing 11.0% of net assets.
#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of August 31, 2023.
(4)	Interest Only
(5)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at August 31, 2023.
(6)	Securities classified as Level 3 (see Note 1).
(7)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2023, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Hi-Crush, Inc.	12/22/2021	123	$746,075	$7,242,978	$58,886.00	0.3%
(8)	The rate shown is the 7-day yield as of August 31, 2023.
(9)	At August 31, 2023, the Fund had loaned securities with a total value of $73,050,105. This was secured by collateral of $12,318,520, which was received in cash and subsequently invested in short-term investments currently valued at $12,318,520 as reported in the Portfolio of Investments. Additional collateral of $63,361,758 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2023
Federal Home Loan Mtg. Corp.	1.50% to 5.98%	06/25/2034 to 01/15/2055	$3,502,399
Federal National Mtg. Assoc.	0.00% to 6.78%	01/25/2027 to 12/25/2057	4,889,545
Government National Mtg. Assoc.	1.00% to 6.50%	08/20/2033 to 09/16/2065	31,825,406
United States Treasury Bills	0.00%	09/19/2023 to 01/25/2024	266,190
United States Treasury Notes/Bonds	0.00% to 6.25%	11/15/2023 to 08/15/2053	22,878,218
1 Yr USTYCR—1 Year US Treasury Yield Curve Rate
12 ML—12 Month USD LIBOR
1M TSFR—1 Month Term Secured Overnight Financing Rate
3 ML—3 Month USD LIBOR
3M TSFR—3 Month Term Secured Overnight Financing Rate
DAC—Designated Activity Company
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
RFUCCT6M—Refinitiv USD IBOR Consumer Cash Fallbacks Term 6 Month
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TSFR1M—Term Secured Overnight Financing Rate 1 Month
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at August 31, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

VALIC Company I Core Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$985,269,827	$—	$985,269,827
Asset Backed Securities	—	40,653,700	—	40,653,700
Collateralized Mortgage Obligations	—	34,258,866	—	34,258,866
U.S. Government & Agency Obligations	—	1,609,482,479	—	1,609,482,479
Foreign Government Obligations	—	18,280,895	—	18,280,895
Common Stocks	—	—	7,242,978	7,242,978
Preferred Stocks	15,492	—	—	15,492
Escrows and Litigation Trusts	—	279	—	279
Short-Term Investments	43,221,193	—	—	43,221,193
Total Investments at Value	$43,236,685	$2,687,946,046	$7,242,978	$2,738,425,709
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I Dividend Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 96.5%
Aerospace/Defense — 2.9%
L3Harris Technologies, Inc.	60,969	$ 10,857,969
Northrop Grumman Corp.	8,770	3,798,199
RTX Corp.	113,741	9,786,276
		24,442,444
Agriculture — 1.0%
British American Tobacco PLC ADR	244,439	8,115,375
Apparel — 0.3%
Ralph Lauren Corp.	21,932	2,557,929
Auto Manufacturers — 1.4%
General Motors Co.	353,206	11,835,933
Auto Parts & Equipment — 0.3%
Lear Corp.	15,747	2,268,985
Banks — 7.7%
Bank of America Corp.	95,481	2,737,440
Citigroup, Inc.	322,119	13,300,293
Citizens Financial Group, Inc.	126,919	3,570,231
First Citizens BancShares, Inc., Class A	8,204	11,160,722
JPMorgan Chase & Co.	104,802	15,335,677
PNC Financial Services Group, Inc.	22,820	2,755,059
Wells Fargo & Co.	362,083	14,950,407
		63,809,829
Beverages — 1.7%
Coca-Cola Co.	97,920	5,858,554
Constellation Brands, Inc., Class A	15,701	4,091,052
Diageo PLC	111,000	4,560,839
		14,510,445
Biotechnology — 0.3%
Gilead Sciences, Inc.	36,800	2,814,464
Building Materials — 0.9%
Vulcan Materials Co.	34,650	7,562,363
Chemicals — 2.5%
International Flavors & Fragrances, Inc.	46,060	3,244,927
Linde PLC	24,430	9,455,387
PPG Industries, Inc.	57,518	8,153,752
		20,854,066
Commercial Services — 0.2%
Robert Half, Inc.	17,832	1,318,855
Computers — 4.1%
Apple, Inc.	42,210	7,929,993
Cognizant Technology Solutions Corp., Class A	213,541	15,291,671
Leidos Holdings, Inc.	111,711	10,892,939
		34,114,603
Cosmetics/Personal Care — 2.1%
Procter & Gamble Co.	41,320	6,377,329
Unilever PLC ADR	212,601	10,846,903
		17,224,232
Diversified Financial Services — 5.3%
Apollo Global Management, Inc.	146,766	12,818,542
Capital One Financial Corp.	34,000	3,481,260
Intercontinental Exchange, Inc.	25,116	2,963,437
Mastercard, Inc., Class A	11,580	4,778,371
Raymond James Financial, Inc.	50,150	5,245,189
Visa, Inc., Class A	59,567	14,634,421
		43,921,220
Security Description	Shares or Principal Amount	Value

Electric — 4.0%
American Electric Power Co., Inc.	57,630	$ 4,518,192
Edison International	72,460	4,988,871
Exelon Corp.	78,149	3,135,338
PG&E Corp.†	239,917	3,910,647
Public Service Enterprise Group, Inc.	59,273	3,620,395
Sempra	192,485	13,516,297
		33,689,740
Electronics — 0.4%
Allegion PLC	14,956	1,702,142
Fortive Corp.	19,789	1,560,363
		3,262,505
Environmental Control — 0.5%
Waste Management, Inc.	26,330	4,128,017
Food — 3.2%
Kraft Heinz Co.	382,847	12,668,407
Mondelez International, Inc., Class A	109,661	7,814,443
Nestle SA ADR	49,190	5,909,195
		26,392,045
Healthcare-Products — 4.3%
Baxter International, Inc.	301,533	12,242,240
Koninklijke Philips NV#†	290,243	6,546,283
Medtronic PLC	140,937	11,486,365
Zimmer Biomet Holdings, Inc.	44,372	5,285,593
		35,560,481
Healthcare-Services — 3.8%
Elevance Health, Inc.	17,771	7,854,960
Fortrea Holdings, Inc.†	66,914	1,843,481
Humana, Inc.	6,397	2,953,047
Laboratory Corp. of America Holdings	63,626	13,240,571
UnitedHealth Group, Inc.	12,280	5,852,402
		31,744,461
Home Furnishings — 1.1%
Panasonic Holdings Corp.	458,100	5,288,009
Sony Group Corp.	49,400	4,123,599
		9,411,608
Housewares — 0.2%
Newell Brands, Inc.	126,297	1,336,222
Insurance — 6.4%
Allstate Corp.	28,223	3,042,722
Chubb, Ltd.	27,650	5,554,055
Equitable Holdings, Inc.	72,662	2,092,666
Fidelity National Financial, Inc.	151,093	6,255,250
First American Financial Corp.	9,474	584,356
Hartford Financial Services Group, Inc.	58,539	4,204,271
MetLife, Inc.	132,419	8,387,419
Prudential Financial, Inc.	46,088	4,363,151
Prudential PLC	336,159	4,114,524
Travelers Cos., Inc.	38,430	6,196,069
Willis Towers Watson PLC	41,622	8,605,765
		53,400,248
Machinery-Construction & Mining — 0.5%
Komatsu, Ltd.	132,900	3,790,749
Media — 3.2%
Comcast Corp., Class A	436,008	20,387,734

VALIC Company I Dividend Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Fox Corp., Class A	125,290	$ 4,142,088
Walt Disney Co.†	23,330	1,952,254
		26,482,076
Mining — 0.3%
Freeport-McMoRan, Inc.	70,230	2,802,879
Miscellaneous Manufacturing — 0.2%
Siemens AG	13,598	2,047,785
Oil & Gas — 5.5%
BP PLC	2,016,805	12,455,075
Chesapeake Energy Corp.	35,070	3,093,525
ConocoPhillips	31,575	3,758,372
EQT Corp.	74,080	3,201,738
Hess Corp.	8,411	1,299,500
Pioneer Natural Resources Co.	17,850	4,247,050
Shell PLC	471,612	14,407,212
Suncor Energy, Inc.#	90,808	3,076,575
		45,539,047
Packaging & Containers — 1.0%
Sealed Air Corp.	221,251	8,199,562
Pharmaceuticals — 8.7%
AstraZeneca PLC	27,306	3,688,116
Bayer AG	131,492	7,206,166
Becton Dickinson & Co.	31,040	8,674,128
Cardinal Health, Inc.	101,215	8,839,106
Cencora, Inc.	14,537	2,558,221
Cigna Group	27,461	7,586,376
Eli Lilly & Co.	6,949	3,851,136
Johnson & Johnson	39,630	6,407,378
Merck & Co., Inc.	58,610	6,387,318
Novo Nordisk A/S ADR	18,245	3,386,637
Pfizer, Inc.	99,260	3,511,819
Sanofi	95,128	10,174,923
		72,271,324
Pipelines — 3.4%
Enbridge, Inc.	194,680	6,829,374
Enterprise Products Partners LP	399,782	10,638,199
Williams Cos., Inc.	301,400	10,407,342
		27,874,915
Private Equity — 0.5%
Carlyle Group, Inc.	122,494	3,962,681
REITS — 1.5%
American Tower Corp.	27,800	5,040,696
AvalonBay Communities, Inc.	28,600	5,257,252
Public Storage	9,100	2,515,058
		12,813,006
Retail — 2.2%
Dollar General Corp.	63,513	8,796,550
Home Depot, Inc.	20,240	6,685,272
Ross Stores, Inc.	26,233	3,195,442
		18,677,264
Semiconductors — 2.8%
Broadcom, Inc.	6,250	5,768,062
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
Intel Corp.	120,912	$ 4,248,848
Samsung Electronics Co., Ltd. GDR	6,519	8,233,497
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	27,740	2,595,632
Texas Instruments, Inc.	12,280	2,063,777
		22,909,816
Software — 7.1%
Activision Blizzard, Inc.	32,196	2,961,710
Fidelity National Information Services, Inc.	178,464	9,968,999
Microsoft Corp.	72,847	23,876,333
Oracle Corp.	45,990	5,536,736
SAP SE ADR	43,790	6,117,025
SS&C Technologies Holdings, Inc.	181,090	10,398,188
		58,858,991
Telecommunications — 3.6%
AT&T, Inc.	221,553	3,276,769
Cisco Systems, Inc.	284,781	16,332,190
Rogers Communications, Inc., Class B	53,168	2,163,000
Verizon Communications, Inc.	239,948	8,393,381
		30,165,340
Transportation — 1.4%
Union Pacific Corp.	34,471	7,603,268
United Parcel Service, Inc., Class B	21,880	3,706,472
		11,309,740
Total Long-Term Investment Securities (cost $773,564,019)		801,981,245
SHORT-TERM INVESTMENTS — 3.8%
Unaffiliated Investment Companies — 3.8%
State Street Institutional Liquid Reserves Fund, Premier Class 5.45%(1)	24,560,499	24,567,867
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.28%(1)	1,398,429	1,398,429
State Street Navigator Securities Lending Government Money Market Portfolio 5.34%(1)(2)	5,734,717	5,734,717
Total Short-Term Investments (cost $31,698,557)		31,701,013
TOTAL INVESTMENTS (cost $805,262,576)	100.3%	833,682,258
Other assets less liabilities	(0.3)	(2,893,488)
NET ASSETS	100.0%	$830,788,770
†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The rate shown is the 7-day yield as of August 31, 2023.
(2)	At August 31, 2023, the Fund had loaned securities with a total value of $5,467,613. This was secured by collateral of $5,734,717, which was received in cash and subsequently invested in short-term investments currently valued at $5,734,717 as reported in the Portfolio of Investments.
ADR—American Depositary Receipt
GDR—Global Depositary Receipt

VALIC Company I Dividend Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$801,981,245	$—	$—	$801,981,245
Short-Term Investments	31,701,013	—	—	31,701,013
Total Investments at Value	$833,682,258	$—	$—	$833,682,258
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Dynamic Allocation Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 80.5%
Domestic Equity Investment Companies — 52.3%
VALIC Company I Capital Appreciation Fund	329,913	$ 5,314,898
VALIC Company I Dividend Value Fund	751,426	8,370,890
VALIC Company I Growth Fund	449,984	5,480,799
VALIC Company I Large Capital Growth Fund	303,434	5,552,835
VALIC Company I Mid Cap Index Fund	61,937	1,516,846
VALIC Company I Mid Cap Strategic Growth Fund	94,892	1,502,135
VALIC Company I Mid Cap Value Fund	102,101	1,796,974
VALIC Company I Small Cap Growth Fund	32,730	469,996
VALIC Company I Small Cap Index Fund	44,302	618,454
VALIC Company I Small Cap Special Values Fund	86,358	987,941
VALIC Company I Small Cap Value Fund	26,727	300,684
VALIC Company I Stock Index Fund	253,181	12,195,753
VALIC Company I Systematic Core Fund	338,146	8,950,720
VALIC Company I Systematic Growth Fund	247,859	3,861,642
VALIC Company I Systematic Value Fund	940,672	11,852,470
VALIC Company I U.S. Socially Responsible Fund	405,574	7,353,051
Total Domestic Equity Investment Companies (cost $79,311,874)		76,126,088
Domestic Fixed Income Investment Companies — 18.4%
VALIC Company I Core Bond Fund	1,833,280	17,544,489
VALIC Company I Government Securities Fund	658,740	6,066,996
VALIC Company I High Yield Bond Fund	168,209	1,145,503
VALIC Company I Inflation Protected Fund	215,441	2,016,530
Total Domestic Fixed Income Investment Companies (cost $30,760,809)		26,773,518
International Equity Investment Companies — 9.4%
VALIC Company I Emerging Economies Fund	127,818	713,224
VALIC Company I Global Real Estate Fund	224,986	1,403,917
VALIC Company I International Equities Index Fund	332,853	2,506,381
VALIC Company I International Growth Fund	237,940	2,545,963
VALIC Company I International Opportunities Fund	28,762	395,476
VALIC Company I International Socially Responsible Fund	81,065	1,818,284
VALIC Company I International Value Fund	440,690	4,287,911
Total International Equity Investment Companies (cost $14,419,197)		13,671,156
International Fixed Income Investment Companies — 0.4%
VALIC Company I International Government Bond Fund (cost $641,531)	57,028	545,185
Total Affiliated Investment Companies (cost $125,133,411)		117,115,947
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 15.6%
U.S. Government — 15.6%
United States Treasury Notes
1.25%, 08/15/2031(2)	$11,238,100	9,074,766
1.38%, 11/15/2031	2,637,900	2,137,832
1.63%, 05/15/2031	530,800	444,607
1.88%, 02/15/2032	1,913,800	1,608,564
2.75%, 08/15/2032	780,900	700,949
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
2.88%, 05/15/2032	$ 4,005,700	$ 3,640,336
3.38%, 05/15/2033	3,120,000	2,939,138
3.50%, 02/15/2033	927,200	883,013
4.13%, 11/15/2032	1,295,700	1,295,093
Total U.S. Government & Agency Obligations (cost $24,612,342)		22,724,298
PURCHASED OPTIONS† — 0.5%
Purchased Options - Puts — 0.5%
Over the Counter put option on the S&P 500 Index (Expiration Date: 01/19/2024; Strike Price: $3,850.00; Counterparty: Bank of America, N.A.)	2,500	66,333
Over the Counter put option on the S&P 500 Index (Expiration Date: 01/19/2024; Strike Price: $3,850.00; Counterparty: Citibank, N.A.)	2,500	66,334
Over the Counter put option on the S&P 500 Index (Expiration Date: 01/19/2024; Strike Price: $3,850.00; Counterparty: Goldman Sachs International)	4,500	119,401
Over the Counter put option on the S&P 500 Index (Expiration Date: 01/19/2024; Strike Price: $4,100.00; Counterparty: Bank of America, N.A.)	3,000	133,537
Over the Counter put option on the S&P 500 Index (Expiration Date: 02/16/2024; Strike Price: $4,200.00; Counterparty: Citibank, N.A.)	2,000	135,166
Over the Counter put option on the S&P 500 Index (Expiration Date: 03/15/2024; Strike Price: $3,750.00; Counterparty: UBS AG)	7,000	247,841
Total Purchased Options (cost $1,434,427)		768,612
Total Long-Term Investment Securities (cost $151,180,180)		140,608,857
SHORT-TERM INVESTMENTS — 4.3%
Unaffiliated Investment Companies — 4.3%
AllianceBernstein Government STIF Portfolio, Class AB 5.39%(3) (cost $6,267,386)	6,267,386	6,267,386
TOTAL INVESTMENTS (cost $157,447,566)	100.9%	146,876,243
Other assets less liabilities	(0.9)	(1,296,769)
NET ASSETS	100.0%	$145,579,474
#	The VALIC Company I Dynamic Allocation Fund invests in various VALIC Company I Funds. Additional information on the underlying funds including such funds' prospectuses and shareholder reports are available at our website, www.corebridgefinancial.com/rs.
†	Non-income producing security
(1)	See Note 3.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	The rate shown is the 7-day yield as of August 31, 2023.
STIF—Short Term Investment Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
90	Long	S&P 500 E-Mini Index	September 2023	$20,316,744	$20,322,000	$5,256
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I Dynamic Allocation Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$117,115,947	$—	$—	$117,115,947
U.S. Government & Agency Obligations	—	22,724,298	—	22,724,298
Purchased Options	—	768,612	—	768,612
Short-Term Investments	6,267,386	—	—	6,267,386
Total Investments at Value	$123,383,333	$23,492,910	$—	$146,876,243
Other Financial Instruments:†
Futures Contracts	$5,256	$—	$—	$5,256
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.0%
Bermuda — 1.3%
Credicorp., Ltd.	50,017	$ 7,073,904
Kunlun Energy Co., Ltd.	3,220,000	2,356,794
		9,430,698
Brazil — 7.5%
Ambev SA ADR	1,716,359	4,754,314
Banco do Brasil SA	748,937	7,123,299
BB Seguridade Participacoes SA	737,418	4,523,936
Cia Energetica de Minas Gerais ADR	1,584,796	3,866,902
Gerdau SA (Preference Shares)	693,153	3,618,301
Localiza Rent a Car SA	249,313	3,184,347
Petroleo Brasileiro SA (Preference Shares)	1,973,956	12,731,728
Porto Seguro SA	414,043	2,182,232
SLC Agricola SA	307,252	2,495,467
TIM SA	900,907	2,621,555
Vale SA	206,988	2,720,243
WEG SA	742,178	5,377,439
		55,199,763
British Virgin Islands — 0.4%
Arcos Dorados Holdings, Inc.	294,462	2,906,340
Cayman Islands — 13.5%
3SBio, Inc.*	2,112,000	1,766,654
Alibaba Group Holding, Ltd.†	1,512,444	17,395,608
ASMPT, Ltd.	227,100	2,274,663
Budweiser Brewing Co. APAC, Ltd.*	830,100	1,799,422
JD.com, Inc., Class A	466,850	7,667,380
Meituan, Class B*†	566,780	9,286,914
NetEase, Inc.	503,300	10,512,224
PDD Holdings, Inc. ADR†	89,043	8,812,586
Sands China, Ltd.†	629,200	2,130,135
Tencent Holdings, Ltd.	716,500	29,692,949
Vipshop Holdings, Ltd. ADR†	165,159	2,607,861
Yihai International Holding, Ltd.	1,036,000	1,941,918
ZTO Express Cayman, Inc. ADR	124,235	3,123,268
		99,011,582
Chile — 0.7%
Banco de Chile	20,139,306	2,196,848
Cencosud SA	1,324,798	2,835,861
		5,032,709
China — 17.4%
Anhui Heli Co, Ltd., Class A	788,100	2,153,432
Anker Innovations Technology Co, Ltd.	199,700	2,292,515
Bank of Jiangsu Co, Ltd., Class A	4,291,276	4,196,977
Baoshan Iron & Steel Co, Ltd.	2,276,100	1,892,015
China CITIC Bank Corp., Ltd.	4,448,000	1,979,448
China Merchants Bank Co., Ltd.	1,514,000	5,984,686
China Merchants Energy Shipping Co., Ltd., Class A	4,576,918	3,697,847
China Pacific Insurance Group Co., Ltd.	2,293,200	5,251,726
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A	432,100	2,820,131
CMOC Group, Ltd.	4,743,000	2,836,480
Contemporary Amperex Technology Co., Ltd., Class A	112,160	3,639,331
Dongfang Electric Corp., Ltd.#	2,517,600	2,905,287
ENN Natural Gas Co., Ltd., Class A	1,123,835	2,691,580
Foxconn Industrial Internet Co., Ltd.	774,100	2,326,484
GF Securities Co., Ltd.	2,340,000	3,341,855
Haier Smart Home Co., Ltd.	959,600	2,967,261
Hubei Jumpcan Pharmaceutical Co., Ltd.	458,105	1,645,111
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	613,900	2,189,432
Security Description	Shares or Principal Amount	Value

China (continued)
JA Solar Technology Co., Ltd.	497,340	$ 1,898,572
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	493,200	2,294,095
Jiangxi Copper Co., Ltd.	2,248,000	3,508,581
Kweichow Moutai Co, Ltd., Class A	19,799	5,016,152
Laobaixing Pharmacy Chain JSC	406,178	1,429,663
Lens Technology Co., Ltd.	1,383,823	2,334,781
Midea Group Co., Ltd., Class A	284,000	2,201,427
PetroChina Co., Ltd.	7,826,000	5,648,200
PICC Property & Casualty Co., Ltd.	5,536,000	6,367,316
Ping An Bank Co., Ltd., Class A	1,887,300	2,881,354
Ping An Insurance Group Co. of China, Ltd.	1,231,500	7,372,653
Sanquan Food Co., Ltd.	941,977	1,900,700
Sichuan Road and Bridge Group Co, Ltd.	1,703,020	2,081,412
Sinopharm Group Co., Ltd.	1,000,000	2,900,916
Sinotrans, Ltd.	6,320,000	2,562,701
Suzhou Dongshan Precision Manufacturing Co, Ltd.	667,400	1,721,094
Tsingtao Brewery Co., Ltd.	626,000	5,216,434
Wuliangye Yibin Co, Ltd.	119,600	2,557,795
Xiamen Xiangyu Co., Ltd.	2,358,445	2,264,563
Yixintang Pharmaceutical Group Co., Ltd.	780,600	2,427,396
Yutong Bus Co, Ltd.	1,266,900	2,167,052
Zhuhai Huafa Properties Co., Ltd., Class A	1,467,300	2,111,324
Zhuzhou CRRC Times Electric Co, Ltd.	1,060,400	3,698,119
		127,373,898
Greece — 1.1%
Mytilineos SA	76,985	3,125,444
National Bank of Greece SA†	440,894	2,999,497
OPAP SA	127,895	2,160,681
		8,285,622
Hong Kong — 0.9%
AIA Group, Ltd.	334,400	3,035,988
BYD Electronic International Co., Ltd.	754,500	3,497,175
		6,533,163
Hungary — 0.8%
MOL Hungarian Oil & Gas PLC	322,986	2,445,087
OTP Bank Nyrt	88,659	3,621,855
		6,066,942
India — 10.8%
Bank of Baroda	1,034,965	2,340,309
Bharat Electronics, Ltd.	3,986,085	6,430,315
Birlasoft, Ltd.	410,790	2,533,130
Britannia Industries, Ltd.	90,600	4,880,955
HCL Technologies, Ltd.	254,445	3,611,383
HDFC Bank, Ltd.	373,075	7,106,727
HDFC Bank, Ltd. ADR	122,319	7,621,697
Hindustan Petroleum Corp., Ltd.	685,995	2,055,841
ICICI Bank, Ltd. ADR	493,839	11,442,250
ITC, Ltd.	981,416	5,210,193
NCC, Ltd.	1,233,551	2,570,325
Oil & Natural Gas Corp., Ltd.	2,419,674	5,081,282
Power Finance Corp., Ltd.	982,138	3,063,759
Power Grid Corp. of India, Ltd.	767,116	2,271,615
Reliance Industries, Ltd. GDR*	39,057	2,269,212
Shriram Finance, Ltd.	102,213	2,376,785
State Bank of India	529,748	3,597,190
Triveni Turbine, Ltd.	547,975	2,601,328
Zensar Technologies, Ltd.	395,057	2,526,542
		79,590,838

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Indonesia — 0.9%
Bank Mandiri Persero Tbk PT	10,539,500	$ 4,169,435
United Tractors Tbk PT	1,353,700	2,310,978
		6,480,413
Jersey — 0.6%
Wizz Air Holdings Plc*†	65,849	1,879,395
WNS Holdings, Ltd. ADR†	32,511	2,124,594
		4,003,989
Mexico — 3.0%
Arca Continental SAB de CV	382,963	3,739,676
Coca-Cola Femsa SAB de CV, ADR	30,579	2,591,264
Grupo Aeroportuario del Pacifico SAB de CV, Class B	185,055	3,383,857
Grupo Aeroportuario del Sureste SAB de CV, Class B	113,811	3,098,172
Grupo Financiero Banorte SAB de CV, Class O	1,080,971	9,175,621
		21,988,590
Panama — 0.7%
Copa Holdings SA, Class A	53,593	5,450,408
Poland — 1.0%
Bank Polska Kasa Opieki SA	172,829	4,520,021
Powszechny Zaklad Ubezpieczen SA	283,878	2,843,803
		7,363,824
Russia — 0.0%
GAZPROM PJSC ADR(1)(2)	1,262,418	0
Magnitogorsk Iron & Steel Works PJSC†(1)(2)	2,290,683	0
Sberbank of Russia PJSC(1)(2)	1,300,000	0
Severstal PAO GDR†(1)(2)	75,082	0
		0
Saudi Arabia — 0.3%
Etihad Etisalat Co.	204,784	2,465,172
South Africa — 4.9%
Absa Group, Ltd.	457,123	4,412,441
African Rainbow Minerals, Ltd.	238,091	2,256,727
Bid Corp., Ltd.	136,358	3,067,459
Bidvest Group, Ltd.	215,442	3,250,739
Clicks Group, Ltd.	175,381	2,539,937
FirstRand, Ltd.	2,427,537	9,435,066
Sanlam, Ltd.	834,376	3,010,999
Shoprite Holdings, Ltd.	283,799	3,964,770
Standard Bank Group, Ltd.	418,099	4,277,517
		36,215,655
South Korea — 15.8%
BGF retail Co., Ltd.	18,232	2,157,356
DB Insurance Co., Ltd.	38,848	2,401,272
Hana Financial Group, Inc.	130,877	3,916,161
Hyundai Glovis Co., Ltd.	15,634	2,040,374
Hyundai Motor Co.	37,649	5,386,363
Industrial Bank of Korea	288,220	2,346,319
KB Financial Group, Inc.	97,693	3,998,632
Kia Corp.	143,688	8,718,576
Korean Air Lines Co., Ltd.	148,456	2,560,845
Orion Corp.	27,092	2,496,543
Posco International Corp.#	34,705	2,079,543
Samsung C&T Corp.	52,532	4,161,226
Samsung Electro-Mechanics Co., Ltd.	25,139	2,575,238
Samsung Electronics Co., Ltd.	680,098	34,422,967
Samsung Electronics Co., Ltd. GDR*	1,599	2,019,537
Samsung Engineering Co., Ltd.†	97,913	2,518,662
Security Description	Shares or Principal Amount	Value

South Korea (continued)
Samsung Fire & Marine Insurance Co., Ltd.	14,849	$ 2,769,267
Samsung Life Insurance Co., Ltd.	52,563	2,688,299
Samsung SDS Co., Ltd.	24,767	2,660,801
Samsung Securities Co. Ltd.	86,118	2,433,522
Shinhan Financial Group Co., Ltd.	249,468	6,709,731
SK Hynix, Inc.#	129,557	11,938,750
S-Oil Corp.	53,116	2,933,586
		115,933,570
Taiwan — 11.0%
Accton Technology Corp.	214,000	3,212,033
Asia Vital Components Co., Ltd.	212,000	2,226,744
China Airlines, Ltd.	2,981,000	2,115,479
Largan Precision Co., Ltd.	41,835	2,692,972
Micro-Star International Co., Ltd.	408,000	2,043,427
Novatek Microelectronics Corp.	456,000	5,720,315
Realtek Semiconductor Corp.	299,000	3,924,513
Taiwan Semiconductor Manufacturing Co., Ltd.	3,189,000	54,974,989
United Microelectronics Corp.	2,908,000	4,154,742
		81,065,214
Thailand — 1.8%
Bangkok Bank PCL	444,700	2,152,542
Krung Thai Bank PCL	7,515,900	4,142,411
PTT Exploration & Production PCL	1,489,000	6,739,673
		13,034,626
Turkey — 0.7%
BIM Birlesik Magazalar AS	275,463	2,599,967
Ford Otomotiv Sanayi AS	81,412	2,628,498
		5,228,465
United Arab Emirates — 0.6%
Emaar Properties PJSC	2,274,658	4,372,199
United Kingdom — 1.1%
Anglo American PLC	173,099	4,606,012
Rio Tinto PLC	53,137	3,279,871
		7,885,883

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States — 1.2%
Yum China Holdings, Inc.	156,657	$ 8,410,914
TOTAL INVESTMENTS (cost $756,805,985)	98.0%	719,330,477
Other assets less liabilities	2.0	14,586,990
NET ASSETS	100.0%	$733,917,467
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Emerging Economies Fund has no right to demand registration of these securities. At August 31, 2023, the aggregate value of these securities was $19,021,134 representing 2.6% of net assets.
†	Non-income producing security
#	The security or a portion thereof is out on loan.
At August 31, 2023, the Fund had loaned securities with a total value of $11,035,705. This was secured by collateral of $11,654,099 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2023
United States Treasury Notes/Bonds	0.13% to 4.25%	06/30/2024 to 08/15/2051	$11,654,099
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2023, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
GAZPROM PJSC ADR	06/10/2021	1,262,418	$4,856,005	$0	$0.00	0.0%
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
Magnitogorsk Iron & Steel Works PJSC
	12/14/2020	6,702	$4,530
	12/16/2020	187,873	134,493
	02/10/2021	2,096,108	1,468,240
		2,290,683	1,607,263	$0	$0.00	0.0%
Sberbank of Russia PJSC
	11/12/2020	664,800	2,189,656
	11/20/2020	136,860	443,444
	12/14/2020	29,992	120,624
	12/16/2020	137,196	538,640
	11/24/2021	331,152	1,424,053
		1,300,000	4,716,417	0	0.00	0.0
Severstal PAO GDR
	10/30/2020	51,320	695,308
	11/20/2020	10,696	154,403
	12/14/2020	2,344	39,368
	12/16/2020	10,722	184,609
		75,082	1,073,688	0	0.00	0.0
				$0		0.0%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Fund and may not equal the sum of the individual percentages shown due to rounding.
ADR—American Depositary Receipt
GDR—Global Depositary Receipt

Industry Allocation*
Banks	17.2%
Semiconductors	16.2
Internet	10.4
Oil & Gas	5.7
Insurance	5.4
Food	3.5
Beverages	3.5
Retail	2.8
Auto Manufacturers	2.6
Mining	2.6
Engineering & Construction	2.4
Diversified Financial Services	2.3
Software	2.2
Transportation	1.8
Electronics	1.7
Airlines	1.7
Machinery-Diversified	1.4

VALIC Company I Emerging Economies Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Industry Allocation* (continued)
Computers	1.3%
Electric	1.2
Miscellaneous Manufacturing	1.2
Iron/Steel	1.2
Telecommunications	1.1
Home Furnishings	1.0
Pharmaceuticals	1.0
Real Estate	0.9
Aerospace/Defense	0.9
Commercial Services	0.8
Agriculture	0.7
Auto Parts & Equipment	0.5
Electrical Components & Equipment	0.4
Gas	0.4
Textiles	0.3
Healthcare-Products	0.3
Entertainment	0.3
Lodging	0.3
Distribution/Wholesale	0.3
Energy-Alternate Sources	0.3
Biotechnology	0.2
98.0%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Russia	$—	$—	$0	$0
Other Countries	719,330,477	—	—	719,330,477
Total Investments at Value	$719,330,477	$—	$0	$719,330,477
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I Global Real Estate Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.1%
Australia — 4.7%
Goodman Group#	252,755	$ 3,825,728
National Storage REIT	2,606,577	3,918,321
NEXTDC, Ltd.#†	201,165	1,764,869
Region RE, Ltd.	21,150	29,601
Rural Funds Group	182,956	256,060
Scentre Group	1,643,895	2,929,195
		12,723,774
Belgium — 1.1%
Aedifica SA	18,980	1,271,904
Warehouses De Pauw CVA	60,120	1,721,047
		2,992,951
Canada — 2.6%
Boardwalk Real Estate Investment Trust	17,600	890,551
Brookfield Asset Management, Ltd., Class A #	21,725	750,696
Canadian Apartment Properties REIT	37,138	1,332,208
Granite Real Estate Investment Trust	74,688	4,161,125
		7,134,580
France — 0.9%
Klepierre SA	88,495	2,341,414
Germany — 1.5%
LEG Immobilien SE†	8,745	631,544
Vonovia SE	145,431	3,486,707
		4,118,251
Guernsey — 0.6%
Shurgard Self Storage, Ltd.	37,857	1,738,479
Hong Kong — 2.8%
Hang Lung Properties, Ltd.	863,000	1,153,256
Link REIT	473,700	2,349,669
Sino Land Co., Ltd.	864,000	990,438
Swire Properties, Ltd.	1,468,400	3,070,733
		7,564,096
India — 0.2%
Embassy Office Parks REIT	147,022	540,058
Japan — 8.5%
Heiwa Real Estate Co., Ltd.	24,600	661,095
Japan Hotel REIT Investment Corp.	1,580	801,430
Japan Logistics Fund, Inc.	643	1,347,916
Japan Metropolitan Fund Investment Corp.#	1,278	859,056
Katitas Co., Ltd.#	111,700	1,784,958
Mitsubishi Estate Co., Ltd.	444,200	5,686,261
Mitsui Fudosan Co., Ltd.	253,000	5,550,541
Mitsui Fudosan Logistics Park, Inc.	612	2,084,237
Nomura Real Estate Holdings, Inc.	33,900	854,635
Orix JREIT, Inc.#	2,380	2,962,425
Star Asia Investment Corp.	1,847	735,017
		23,327,571
Mexico — 1.2%
Corp Inmobiliaria Vesta SAB de CV#	550,208	2,034,258
Prologis Property Mexico SA de CV	382,866	1,341,900
		3,376,158
Singapore — 3.7%
CapitaLand Ascendas REIT	1,255,300	2,572,926
CapitaLand India Trust(1)	2,081,608	1,786,722
CapitaLand Integrated Commercial Trust	1,746,200	2,467,899
Security Description	Shares or Principal Amount	Value

Singapore (continued)
CapitaLand Investment, Ltd.	1,062,400	$ 2,547,024
Parkway Life Real Estate Investment Trust	277,800	789,339
		10,163,910
Spain — 1.3%
Cellnex Telecom SA*	43,942	1,681,993
Merlin Properties Socimi SA	202,185	1,813,110
		3,495,103
Sweden — 1.4%
Castellum AB	218,392	2,333,823
Catena AB	41,585	1,519,295
		3,853,118
United Kingdom — 7.7%
Big Yellow Group PLC	138,802	1,890,219
Derwent London PLC	62,965	1,482,016
Grainger PLC	840,075	2,513,656
Helios Towers PLC†	1,223,501	1,412,761
Safestore Holdings PLC	218,005	2,387,477
Segro PLC	328,997	3,073,285
Shaftesbury Capital PLC	1,467,079	2,185,590
UNITE Group PLC	510,827	6,086,119
		21,031,123
United States — 59.9%
Alexandria Real Estate Equities, Inc.	36,530	4,249,900
American Homes 4 Rent, Class A	174,428	6,286,385
American Tower Corp.	17,104	3,101,297
Apartment Income REIT Corp.	69,895	2,380,624
AvalonBay Communities, Inc.	30,888	5,677,832
Brixmor Property Group, Inc.	239,040	5,254,099
CubeSmart	128,589	5,363,447
Digital Realty Trust, Inc.	48,445	6,381,175
Douglas Emmett, Inc.	38,017	519,692
Encompass Health Corp.	27,197	1,932,075
Equinix, Inc.	18,204	14,224,242
Equity LifeStyle Properties, Inc.	47,606	3,187,698
Essex Property Trust, Inc.	11,161	2,660,671
Extra Space Storage, Inc.	34,330	4,417,584
Farmland Partners, Inc.#	46,068	511,355
Federal Realty Investment Trust	19,122	1,872,809
Healthpeak Properties, Inc.	124,375	2,559,637
Host Hotels & Resorts, Inc.	49,270	777,973
Lamar Advertising Co., Class A	9,064	826,818
Mid-America Apartment Communities, Inc.	27,055	3,929,198
NNN REIT, Inc.	56,042	2,207,494
Phillips Edison & Co., Inc.	56,946	1,928,192
Prologis, Inc.	196,476	24,402,319
Public Storage	18,060	4,991,423
Rayonier, Inc.	77,688	2,322,871
Realty Income Corp.	82,800	4,640,112
Regency Centers Corp.	41,270	2,566,994
Rexford Industrial Realty, Inc.	96,558	5,162,956
Ryman Hospitality Properties, Inc.	17,985	1,529,265
SBA Communications Corp.	18,356	4,121,473
Simon Property Group, Inc.	16,239	1,842,964
Sun Communities, Inc.	61,699	7,553,192
UDR, Inc.	89,000	3,551,100
Universal Health Services, Inc., Class B	14,473	1,949,513
Urban Edge Properties	47,623	779,112
Ventas, Inc.	106,920	4,670,266
VICI Properties, Inc.	169,495	5,227,226

VALIC Company I Global Real Estate Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Welltower, Inc.	71,725	$ 5,944,568
Weyerhaeuser Co.	64,779	2,121,512
		163,627,063
Total Long-Term Investment Securities (cost $289,317,245)		268,027,649
SHORT-TERM INVESTMENTS — 2.0%
Sovereign — 1.1%
Federal Home Loan Bank 5.17%, 09/01/2023	$3,005,000	3,005,000
Unaffiliated Investment Companies — 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio 5.34%(2)(3)	2,328,880	2,328,880
Total Short-Term Investments (cost $5,333,880)		5,333,880
TOTAL INVESTMENTS (cost $294,651,125)	100.1%	273,361,529
Other assets less liabilities	(0.1)	(231,272)
NET ASSETS	100.0%	$273,130,257
#	The security or a portion thereof is out on loan.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Global Real Estate Fund has no right to demand registration of these securities. At August 31, 2023, the aggregate value of these securities was $1,681,993 representing 0.6% of net assets.
(1)	Consists of more than one type of securities traded together as a unit.
(2)	The rate shown is the 7-day yield as of August 31, 2023.
(3)	At August 31, 2023, the Fund had loaned securities with a total value of $8,019,584. This was secured by collateral of $2,328,880, which was received in cash and subsequently invested in short-term investments currently valued at $2,328,880 as reported in the Portfolio of Investments. Additional collateral of $6,157,026 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2023
United States Treasury Bills	0.00%	09/21/2023 to 12/28/2023	$423,212
United States Treasury Notes/Bonds	0.13% to 6.62%	10/31/2023 to 11/15/2052	5,733,814
CVA—Certification Van Aandelen (Dutch Cert.)

Industry Allocation*
REITS	80.8%
Real Estate	12.3
Short-Term Investments	2.0
Healthcare-Services	1.4
Engineering & Construction	1.1
Private Equity	0.9
Telecommunications	0.7
Building Materials	0.6
Diversified Financial Services	0.3
100.1%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$268,027,649	$—	$—	$268,027,649
Short-Term Investments:
Sovereign	—	3,005,000	—	3,005,000
Other Short-Term Investments	2,328,880	—	—	2,328,880
Total Investments at Value	$270,356,529	$3,005,000	$—	$273,361,529
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 59.9%
Australia — 1.4%
Aristocrat Leisure, Ltd.	5,391	$ 142,868
BHP Group, Ltd.	28,638	832,236
BlueScope Steel, Ltd.	13,564	184,653
Brambles, Ltd.	14,367	139,357
Cochlear, Ltd.#	820	144,248
Fortescue Metals Group, Ltd.	9,389	130,372
Goodman Group	43,284	655,151
Lottery Corp., Ltd.	43,273	141,315
Macquarie Group, Ltd.	1,062	122,162
Pilbara Minerals, Ltd.#	93,402	282,628
Sonic Healthcare, Ltd.	5,616	117,027
Stockland	44,760	122,969
		3,014,986
Austria — 0.1%
OMV AG	3,163	146,692
Belgium — 0.1%
KBC Group NV	1,782	117,021
Solvay SA, Class A	1,474	170,862
		287,883
Bermuda — 0.4%
Arch Capital Group, Ltd.†	6,962	535,099
Everest Group, Ltd.	354	127,681
Jardine Matheson Holdings, Ltd.	3,000	142,680
		805,460
Brazil — 0.6%
B3 SA - Brasil Bolsa Balcao	43,300	113,058
Gerdau SA (Preference Shares)	33,400	174,350
Itau Unibanco Holding SA (Preference Shares)	24,600	136,263
Itausa SA (Preference Shares)	101,589	189,554
Petroleo Brasileiro SA	17,200	119,968
Petroleo Brasileiro SA (Preference Shares)	74,600	481,159
		1,214,352
Canada — 1.4%
ARC Resources, Ltd.	8,800	134,227
Canadian National Railway Co.	1,000	112,641
CCL Industries, Inc.	2,600	116,203
CGI, Inc.†	2,200	229,411
Constellation Software, Inc.	100	205,407
Dollarama, Inc.	5,300	343,645
Fairfax Financial Holdings, Ltd.	400	329,861
George Weston, Ltd.	900	99,811
Great-West Lifeco, Inc.#	6,300	181,046
Hydro One, Ltd.*#	6,700	174,144
iA Financial Corp., Inc.	3,000	188,210
Imperial Oil, Ltd.#	2,500	141,966
Loblaw Cos., Ltd.	1,400	121,568
Manulife Financial Corp.	6,600	122,016
Open Text Corp.#	3,000	120,893
TFI International, Inc.	1,500	204,396
Thomson Reuters Corp.#	1,060	136,493
		2,961,938
Cayman Islands — 0.5%
Alibaba Group Holding, Ltd.†	11,800	135,719
CK Asset Holdings, Ltd.	19,000	104,905
CK Hutchison Holdings, Ltd.	22,000	119,926
JD.com, Inc., Class A	6,900	113,323
Security Description	Shares or Principal Amount	Value

Cayman Islands (continued)
NetEase, Inc.	6,600	$ 137,852
PDD Holdings, Inc. ADR†	4,900	484,953
		1,096,678
Chile — 0.1%
Sociedad Quimica y Minera de Chile SA, Class B (Preference Shares)	2,838	175,759
China — 0.3%
China Construction Bank Corp.	244,000	130,675
Nongfu Spring Co., Ltd.*	22,400	125,819
PetroChina Co., Ltd.	386,000	278,585
		535,079
Denmark — 1.0%
Novo Nordisk A/S, Class B	10,618	1,968,156
Pandora A/S	1,767	183,510
		2,151,666
France — 1.6%
Air Liquide SA	793	143,481
BNP Paribas SA	1,861	120,493
Carrefour SA	11,589	222,051
Cie Generale des Etablissements Michelin SCA	3,844	120,504
Credit Agricole SA	10,673	134,898
Eiffage SA	1,153	114,173
Engie SA	34,881	563,188
EssilorLuxottica SA	677	127,661
Hermes International SCA	88	181,380
L'Oreal SA	761	334,862
LVMH Moet Hennessy Louis Vuitton SE	150	127,227
Orange SA	10,457	117,450
Publicis Groupe SA	1,585	123,849
Renault SA	3,078	124,611
Safran SA	794	127,683
Sanofi	1,208	129,208
Societe Generale SA	4,824	137,128
Thales SA	780	114,013
TotalEnergies SE	2,361	148,668
Vinci SA	1,120	125,042
		3,337,570
Germany — 1.6%
Allianz SE	568	138,180
Bayerische Motoren Werke AG	2,249	236,969
Beiersdorf AG	1,346	176,312
Commerzbank AG	11,414	125,624
Deutsche Bank AG	11,685	127,365
Deutsche Boerse AG	814	144,624
Deutsche Telekom AG	10,447	223,641
E.ON SE	44,081	543,956
Hannover Rueck SE	610	129,810
Heidelberg Materials AG	2,834	228,266
Infineon Technologies AG	16,983	607,989
Mercedes-Benz Group AG	4,954	362,816
Muenchener Rueckversicherungs-Gesellschaft AG	354	137,499
RWE AG	2,805	115,763
		3,298,814
Hong Kong — 0.2%
CSPC Pharmaceutical Group, Ltd.	170,000	127,895
Lenovo Group, Ltd.	126,000	142,511
Sun Hung Kai Properties, Ltd.	10,500	118,224
		388,630

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hungary — 0.1%
OTP Bank Nyrt	4,999	$ 204,217
India — 0.7%
Asian Paints, Ltd.	6,792	267,049
Dr Reddy's Laboratories, Ltd.	1,915	130,002
Hindustan Unilever, Ltd.	3,877	117,596
ITC, Ltd.	55,237	293,245
Nestle India, Ltd.	697	185,098
Power Grid Corp. of India, Ltd.	39,802	117,863
Tata Consultancy Services, Ltd.	7,488	304,002
		1,414,855
Indonesia — 0.1%
Astra International Tbk PT	272,700	115,490
Bank Central Asia Tbk PT	238,600	143,740
		259,230
Ireland — 0.5%
Aon PLC, Class A	300	100,017
Bank of Ireland Group PLC	11,683	116,525
CRH PLC	2,975	171,362
Eaton Corp. PLC	1,300	299,481
Linde PLC	900	348,336
		1,035,721
Israel — 0.2%
Bank Leumi Le-Israel BM	13,484	104,843
Check Point Software Technologies, Ltd.†	1,968	264,873
		369,716
Italy — 0.8%
Assicurazioni Generali SpA	9,189	190,613
Enel SpA	19,819	133,457
Intesa Sanpaolo SpA	49,937	133,857
Mediobanca Banca di Credito Finanziario SpA	9,892	129,468
Prysmian SpA	3,128	128,178
UniCredit SpA	35,761	875,013
		1,590,586
Japan — 4.4%
Advantest Corp.	1,300	163,600
Ajinomoto Co., Inc.	3,700	156,982
Asahi Group Holdings, Ltd.	4,900	191,157
Asahi Kasei Corp.	16,400	106,158
Astellas Pharma, Inc.	8,000	121,764
Canon, Inc.	4,700	115,905
Capcom Co., Ltd.	3,200	135,108
Chubu Electric Power Co., Inc.	12,200	163,092
Daiwa House Industry Co., Ltd.	12,100	336,649
Disco Corp.	1,200	237,080
Hankyu Hanshin Holdings, Inc.	4,200	150,974
Hitachi, Ltd.	2,000	133,255
Hoya Corp.	1,300	144,345
Japan Exchange Group, Inc.	7,100	124,096
Japan Post Holdings Co., Ltd.	18,000	138,190
JFE Holdings, Inc.	9,200	145,656
Kansai Electric Power Co., Inc.	13,800	196,716
KDDI Corp.	3,900	115,932
Kirin Holdings Co., Ltd.	8,100	113,905
Komatsu, Ltd.	5,900	168,288
Kyocera Corp.	2,400	123,353
Marubeni Corp.	26,500	434,305
MatsukiyoCocokara & Co.	2,300	135,555
Security Description	Shares or Principal Amount	Value

Japan (continued)
Mitsubishi Corp.	3,100	$ 153,322
Mitsubishi Electric Corp.	12,700	165,760
Mitsubishi Heavy Industries, Ltd.	5,900	335,359
Mitsubishi UFJ Financial Group, Inc.	20,500	163,935
Mitsui & Co., Ltd.	4,700	175,473
MS&AD Insurance Group Holdings, Inc.	3,400	122,451
NEC Corp.	4,600	243,002
Nintendo Co., Ltd.	2,900	124,914
Nippon Steel Corp.#	16,000	379,065
Nippon Telegraph & Telephone Corp.	190,900	220,822
Nitto Denko Corp.#	2,900	198,303
Ono Pharmaceutical Co., Ltd.	7,000	132,860
Otsuka Holdings Co., Ltd.	7,300	278,262
Pan Pacific International Holdings Corp.	6,800	135,748
Panasonic Holdings Corp.	10,600	122,360
Renesas Electronics Corp.†	26,300	442,958
Shimadzu Corp.	4,200	123,724
Shimano, Inc.	800	117,667
Shin-Etsu Chemical Co., Ltd.	14,100	451,506
Shionogi & Co., Ltd.	2,500	110,262
Sompo Holdings, Inc.	2,800	122,146
Subaru Corp.	10,600	204,685
Sumitomo Corp.	6,900	142,226
Sumitomo Mitsui Financial Group, Inc.	2,800	128,573
Sumitomo Realty & Development Co., Ltd.	5,000	128,149
Takeda Pharmaceutical Co., Ltd.	4,200	130,132
Tokyo Gas Co., Ltd.	7,200	167,115
Toyota Tsusho Corp.	2,200	131,475
Yakult Honsha Co., Ltd.	2,000	104,938
		9,309,257
Liberia — 0.1%
Royal Caribbean Cruises, Ltd.†	1,191	117,837
Luxembourg — 0.1%
ArcelorMittal SA (XAMS)	7,223	192,126
Tenaris SA	7,635	122,198
		314,324
Mexico — 0.2%
Fomento Economico Mexicano SAB de CV	14,500	162,344
Grupo Bimbo SAB de CV, Class A	23,100	113,654
Grupo Financiero Banorte SAB de CV, Class O	15,200	129,023
		405,021
Netherlands — 1.8%
ABN AMRO Bank NV CVA*#	7,657	112,878
CNH Industrial NV	8,955	124,098
EXOR NV	2,025	179,485
ING Groep NV	9,878	140,317
Koninklijke Ahold Delhaize NV	13,705	448,431
Koninklijke KPN NV	36,630	128,176
LyondellBasell Industries NV, Class A	2,253	222,529
NN Group NV#	3,715	143,249
NXP Semiconductors NV	588	120,963
QIAGEN NV†	2,695	123,293
Stellantis NV	43,307	806,584
STMicroelectronics NV	13,906	658,424
Universal Music Group NV#	5,958	147,882
Wolters Kluwer NV	3,206	386,579
		3,742,888

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Norway — 0.1%
Equinor ASA	4,253	$ 131,290
Telenor ASA	12,115	129,791
		261,081
Portugal — 0.1%
Jeronimo Martins SGPS SA	4,858	123,793
Russia — 0.0%
MMC Norilsk Nickel PJSC(1)	563	0
Saudi Arabia — 0.0%
Dr. Sulaiman Al Habib Medical Services Group Co.	1,761	114,093
Singapore — 0.2%
CapitaLand Ascendas REIT	58,400	119,700
Singapore Airlines, Ltd.	22,800	115,902
United Overseas Bank, Ltd.	5,400	113,638
		349,240
South Africa — 0.2%
AngloGold Ashanti, Ltd.	6,482	110,779
FirstRand, Ltd.	33,593	130,566
Gold Fields, Ltd.#	8,842	113,712
Sasol, Ltd.	9,134	118,140
		473,197
South Korea — 0.7%
Hana Financial Group, Inc.	6,068	181,570
Hyundai Mobis Co., Ltd.	1,207	210,945
KB Financial Group, Inc.	7,876	322,369
Kia Corp.	2,381	144,472
LG Electronics, Inc.	1,386	103,288
Samsung C&T Corp.	1,689	133,791
Samsung Electronics Co., Ltd. (Preference Shares)	2,784	113,740
Shinhan Financial Group Co., Ltd.	8,411	226,224
		1,436,399
Spain — 0.8%
Banco Bilbao Vizcaya Argentaria SA	30,630	241,331
Endesa SA	6,543	136,080
Iberdrola SA	10,921	129,790
Industria de Diseno Textil SA	24,288	931,266
Redeia Corp. SA	7,914	128,766
Repsol SA	8,515	131,297
		1,698,530
Sweden — 0.6%
Atlas Copco AB, Class B	14,072	162,396
H & M Hennes & Mauritz AB, Class B	8,296	126,904
Investor AB, Class A	6,272	119,900
Investor AB, Class B	6,560	126,485
Svenska Handelsbanken AB, Class A	14,878	124,150
Swedbank AB, Class A	17,594	311,995
Telefonaktiebolaget LM Ericsson, Class B	25,986	133,698
Volvo AB, Class B	6,430	129,910
		1,235,438
Switzerland — 1.1%
ABB, Ltd.	6,146	234,402
Alcon, Inc.	1,637	136,987
Chubb, Ltd.	653	131,168
Cie Financiere Richemont SA	1,145	162,803
Holcim, Ltd.	2,101	139,282
Julius Baer Group, Ltd.	1,978	137,621
Kuehne & Nagel International AG	408	122,813
Security Description	Shares or Principal Amount	Value

Switzerland (continued)
Novartis AG	1,918	$ 193,917
Roche Holding AG	370	109,029
SGS SA	1,208	109,921
Sonova Holding AG	466	123,285
Straumann Holding AG#	1,392	211,160
Swiss Life Holding AG	217	136,241
Swisscom AG	514	313,049
Zurich Insurance Group AG	264	124,028
		2,385,706
Taiwan — 1.0%
ASE Technology Holding Co., Ltd.	65,000	240,843
Delta Electronics, Inc.	12,000	130,375
Hon Hai Precision Industry Co., Ltd.	42,000	140,455
Largan Precision Co., Ltd.	2,000	128,743
MediaTek, Inc.	7,000	154,962
Novatek Microelectronics Corp.	12,000	150,535
Quanta Computer, Inc.†	21,000	167,161
Taiwan Cooperative Financial Holding Co., Ltd.	146,601	120,838
Taiwan Semiconductor Manufacturing Co., Ltd.	8,000	137,912
Uni-President Enterprises Corp.	53,000	117,661
United Microelectronics Corp.	232,000	331,465
Wistron Corp.	53,000	194,715
		2,015,665
Thailand — 0.1%
Advanced Info Service PCL	20,900	128,918
Delta Electronics Thailand PCL†	52,000	161,120
		290,038
United Arab Emirates — 0.1%
Emaar Properties PJSC	127,566	245,199
United Kingdom — 2.6%
3i Group PLC	18,876	476,688
Auto Trader Group PLC*	16,275	125,023
BAE Systems PLC	14,555	185,766
Barclays PLC	63,572	118,673
BP PLC	20,908	129,120
BT Group PLC	79,208	115,994
Burberry Group PLC	7,739	214,114
Centrica PLC	110,557	212,531
Coca-Cola Europacific Partners PLC	2,340	150,017
Compass Group PLC	5,287	133,483
GSK PLC	52,758	928,188
HSBC Holdings PLC	127,725	943,467
Imperial Brands PLC	5,547	125,747
InterContinental Hotels Group PLC	1,929	145,495
Legal & General Group PLC	37,212	103,096
NatWest Group PLC	86,866	253,536
Next PLC	2,519	222,992
RELX PLC	4,182	136,576
Sage Group PLC	12,731	156,599
SSE PLC	5,336	109,946
Standard Chartered PLC	27,713	249,820
Vodafone Group PLC	135,467	125,635
		5,362,506
United States — 34.0%
A.O. Smith Corp.	1,947	141,157
Abbott Laboratories	1,102	113,396
AbbVie, Inc.	903	132,705
Activision Blizzard, Inc.	1,503	138,261
Adobe, Inc.†	243	135,920

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Agilent Technologies, Inc.	1,017	$ 123,128
Air Products & Chemicals, Inc.	411	121,446
Align Technology, Inc.†	356	131,770
Alphabet, Inc., Class A†	20,985	2,857,527
Alphabet, Inc., Class C†	5,530	759,545
Altria Group, Inc.	2,552	112,849
Amazon.com, Inc.†	12,023	1,659,294
American Express Co.	790	124,812
American Water Works Co., Inc.	748	103,778
Ameriprise Financial, Inc.	1,363	460,122
Amphenol Corp., Class A	1,504	132,924
Apple, Inc.	28,889	5,427,376
Applied Materials, Inc.	856	130,763
Archer-Daniels-Midland Co.	1,699	134,731
Arista Networks, Inc.†	732	142,908
Arrow Electronics, Inc.†	1,094	145,972
Arthur J. Gallagher & Co.	620	142,898
AT&T, Inc.	7,809	115,495
Atlanta Braves Holdings, Inc., Class C†	49	1,805
Automatic Data Processing, Inc.	558	142,072
AutoZone, Inc.†	88	222,757
AvalonBay Communities, Inc.	732	134,556
Bank of New York Mellon Corp.	2,684	120,431
Berkshire Hathaway, Inc., Class B†	383	137,957
Best Buy Co., Inc.	1,607	122,855
Biogen, Inc.†	474	126,729
Booking Holdings, Inc.†	252	782,468
BorgWarner, Inc.	3,025	123,269
Boston Scientific Corp.†	2,254	121,581
Broadcom, Inc.	203	187,347
Builders FirstSource, Inc.†	2,676	388,127
Cadence Design Systems, Inc.†	5,357	1,288,037
Cardinal Health, Inc.	5,149	449,662
Cboe Global Markets, Inc.	963	144,171
Centene Corp.†	3,821	235,565
CF Industries Holdings, Inc.	3,821	294,484
Charter Communications, Inc., Class A†	319	139,760
Cheniere Energy, Inc.	823	134,314
Chevron Corp.	676	108,904
Cigna Group	824	227,638
Cintas Corp.	271	136,630
Cisco Systems, Inc.	3,618	207,492
Coca-Cola Co.	2,066	123,609
Cognizant Technology Solutions Corp., Class A	2,167	155,179
Colgate-Palmolive Co.	15,399	1,131,365
Comcast Corp., Class A	6,542	305,904
ConocoPhillips	1,150	136,885
Copart, Inc.†	2,876	128,931
Costco Wholesale Corp.	256	140,616
Coterra Energy, Inc.	4,887	137,765
CSX Corp.	3,529	106,576
CVS Health Corp.	1,574	102,578
D.R. Horton, Inc.	1,071	127,470
Deckers Outdoor Corp.†	248	131,214
Dell Technologies, Inc., Class C	2,588	145,549
Delta Air Lines, Inc.	2,845	121,994
Devon Energy Corp.	2,497	127,572
Discover Financial Services	2,553	229,949
Dow, Inc.	2,186	119,268
Dropbox, Inc., Class A†	5,057	140,534
eBay, Inc.	10,536	471,802
Edwards Lifesciences Corp.†	1,649	126,099
Security Description	Shares or Principal Amount	Value

United States (continued)
Electronic Arts, Inc.	1,037	$ 124,419
Elevance Health, Inc.	283	125,089
Eli Lilly & Co.	262	145,200
EOG Resources, Inc.	930	119,617
Equinix, Inc.	204	159,402
Equitable Holdings, Inc.	5,273	151,862
Expeditors International of Washington, Inc.	3,210	374,639
Exxon Mobil Corp.	1,170	130,092
FactSet Research Systems, Inc.	684	298,504
Fair Isaac Corp.†	492	445,058
FedEx Corp.	532	138,863
First Citizens BancShares, Inc., Class A	215	292,486
First Solar, Inc.†	634	119,902
FleetCor Technologies, Inc.†	520	141,300
Fortinet, Inc.†	1,781	107,234
Fox Corp., Class A	3,890	128,603
Gartner, Inc.†	1,480	517,526
General Electric Co.	1,122	128,424
General Mills, Inc.	1,752	118,540
General Motors Co.	3,470	116,280
Gilead Sciences, Inc.	14,463	1,106,130
Hartford Financial Services Group, Inc.	1,677	120,442
HCA Healthcare, Inc.	450	124,785
Hershey Co.	2,922	627,821
Hewlett Packard Enterprise Co.	7,360	125,046
Hologic, Inc.†	1,670	124,816
Home Depot, Inc.	366	120,890
Howmet Aerospace, Inc.	2,460	121,696
Hubbell, Inc.	1,098	358,003
Humana, Inc.	1,996	921,413
Huntington Ingalls Industries, Inc.	512	112,804
IDEXX Laboratories, Inc.†	1,603	819,790
Illinois Tool Works, Inc.	577	142,721
Interpublic Group of Cos., Inc.	3,283	107,059
Iron Mountain, Inc.	2,206	140,169
JB Hunt Transport Services, Inc.	690	129,637
Johnson & Johnson	647	104,607
Keysight Technologies, Inc.†	759	101,175
Kimberly-Clark Corp.	917	118,137
KLA Corp.	2,665	1,337,484
Kroger Co.	13,127	608,962
Lam Research Corp.	182	127,837
Lamb Weston Holdings, Inc.	1,248	121,568
Lattice Semiconductor Corp.†	1,426	138,693
Lennar Corp., Class A	1,637	194,950
Lennox International, Inc.	408	153,738
Liberty Media Corp.-Liberty Formula One, Class C†	1,717	118,112
Liberty Media Corp.-Liberty Live†	73	2,456
Live Nation Entertainment, Inc.†	1,451	122,653
LKQ Corp.	2,144	112,624
Lockheed Martin Corp.	271	121,503
Lowe's Cos., Inc.	4,170	961,102
LPL Financial Holdings, Inc.	1,544	356,031
Lululemon Athletica, Inc.†	409	155,935
Marathon Petroleum Corp.	8,188	1,169,001
MarketAxess Holdings, Inc.	388	93,481
Marsh & McLennan Cos., Inc.	723	140,978
Masco Corp.	2,930	172,899
Mastercard, Inc., Class A	4,394	1,813,140
McDonald's Corp.	1,763	495,667
McKesson Corp.	793	326,970
MercadoLibre, Inc.†	121	166,056
Merck & Co., Inc.	1,213	132,193

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Meta Platforms, Inc., Class A†	8,256	$ 2,442,868
Mettler-Toledo International, Inc.†	425	515,729
Microsoft Corp.	11,951	3,917,060
Mid-America Apartment Communities, Inc.	938	136,226
Molina Healthcare, Inc.†	408	126,529
Molson Coors Beverage Co., Class B	2,334	148,186
Mondelez International, Inc., Class A	1,748	124,562
Monster Beverage Corp.†	7,933	455,434
Moody's Corp.	419	141,119
Motorola Solutions, Inc.	500	141,785
Netflix, Inc.†	274	118,828
NIKE, Inc., Class B	1,110	112,898
Nordson Corp.	504	123,047
Nucor Corp.	1,492	256,773
NVIDIA Corp.	3,340	1,648,457
NVR, Inc.†	22	140,301
Old Dominion Freight Line, Inc.	534	228,216
Omnicom Group, Inc.	1,673	135,530
ON Semiconductor Corp.†	1,366	134,496
ONEOK, Inc.	2,080	135,616
Oracle Corp.	8,548	1,029,094
O'Reilly Automotive, Inc.†	136	127,799
Otis Worldwide Corp.	1,514	129,523
Owens Corning	1,894	272,566
PACCAR, Inc.	8,144	670,170
Packaging Corp. of America	890	132,699
Palo Alto Networks, Inc.†	757	184,178
Paychex, Inc.	1,090	133,231
PayPal Holdings, Inc.†	1,896	118,519
PepsiCo, Inc.	848	150,876
Pfizer, Inc.	3,137	110,987
Phinia, Inc.†	605	16,819
PPG Industries, Inc.	898	127,300
Principal Financial Group, Inc.	1,613	125,346
Procter & Gamble Co.	835	128,874
Public Storage	2,024	559,393
PulteGroup, Inc.	4,352	357,125
QUALCOMM, Inc.	11,615	1,330,266
Regeneron Pharmaceuticals, Inc.†	1,679	1,387,677
Reliance Steel & Aluminum Co.	499	142,195
Republic Services, Inc.	922	132,888
Robert Half, Inc.	1,533	113,381
Rockwell Automation, Inc.	498	155,416
Rollins, Inc.	4,493	177,788
Ross Stores, Inc.	977	119,008
RPM International, Inc.	1,365	136,145
SEI Investments Co.	2,149	133,367
Sherwin-Williams Co.	469	127,437
Simon Property Group, Inc.	2,107	239,123
Snap-on, Inc.	1,042	279,881
Steel Dynamics, Inc.	3,339	355,904
Synchrony Financial	3,703	119,533
Synopsys, Inc.†	2,907	1,333,993
Sysco Corp.	1,517	105,659
T. Rowe Price Group, Inc.	1,104	123,902
Teradyne, Inc.	1,327	143,143
Tesla, Inc.†	3,204	826,888
Texas Instruments, Inc.	4,022	675,937
Textron, Inc.	1,780	138,324
Thermo Fisher Scientific, Inc.(1)	207	115,320
TJX Cos., Inc.	1,554	143,714
TransDigm Group, Inc.†	136	122,924
Security Description	Shares or Principal Amount	Value

United States (continued)
Ulta Beauty, Inc.†	401	$ 166,427
Union Pacific Corp.	584	128,813
United Parcel Service, Inc., Class B	725	122,815
United Therapeutics Corp.†	541	121,379
Universal Health Services, Inc., Class B	942	126,887
Valero Energy Corp.	5,825	756,667
Veeva Systems, Inc., Class A†	717	149,638
VeriSign, Inc.†	1,911	397,087
Verisk Analytics, Inc.	567	137,339
Vertex Pharmaceuticals, Inc.†	371	129,234
Viatris, Inc.	13,234	142,265
VICI Properties, Inc.	3,670	113,183
Visa, Inc., Class A	615	151,093
Vistra Corp.	5,182	162,818
VMware, Inc., Class A†	1,021	172,324
Walmart, Inc.	4,110	668,327
Waters Corp.†	444	124,675
Welltower, Inc.	1,614	133,768
West Pharmaceutical Services, Inc.	998	406,086
WW Grainger, Inc.	215	153,540
Yum China Holdings, Inc.	2,272	121,984
Yum! Brands, Inc.	1,023	132,356
Zimmer Biomet Holdings, Inc.	918	109,352
		71,298,490
Total Common Stocks (cost $115,248,371)		125,468,534
CORPORATE BONDS & NOTES — 23.3%
Argentina — 0.1%
YPF SA
9.00%, 02/12/2026	$ 176,923	174,493
Bermuda — 0.2%
Geopark, Ltd.
5.50%, 01/17/2027*#	348,000	300,813
RenaissanceRe Holdings, Ltd.
5.75%, 06/05/2033	170,000	165,143
		465,956
Canada — 1.1%
Air Canada Pass-Through Trust
3.60%, 09/15/2028*	232,785	216,961
Baytex Energy Corp.
8.50%, 04/30/2030*	400,000	405,578
First Quantum Minerals, Ltd.
6.88%, 10/15/2027*	720,000	700,988
Taseko Mines, Ltd.
7.00%, 02/15/2026*#	550,000	507,235
Teine Energy, Ltd.
6.88%, 04/15/2029*	440,000	408,100
		2,238,862
Cayman Islands — 1.3%
Avolon Holdings Funding, Ltd.
4.25%, 04/15/2026*	310,000	292,348
6.38%, 05/04/2028*	180,000	178,552
GGAM Finance, Ltd.
7.75%, 05/15/2026*	330,000	329,995
Weibo Corp.
3.38%, 07/08/2030#	1,603,000	1,253,613
XP, Inc.
3.25%, 07/01/2026*	797,000	725,198
		2,779,706

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Colombia — 0.3%
Ecopetrol SA
4.13%, 01/16/2025	$ 245,000	$ 237,434
5.88%, 05/28/2045	130,000	91,642
8.88%, 01/13/2033	200,000	202,765
		531,841
France — 0.5%
Altice France SA
8.13%, 02/01/2027*	1,228,000	1,037,832
Hong Kong — 0.8%
Xiaomi Best Time International, Ltd.
3.38%, 04/29/2030*	2,085,000	1,699,145
Israel — 0.4%
Energean Israel Finance, Ltd.
4.50%, 03/30/2024*	688,000	680,398
Leviathan Bond, Ltd.
6.13%, 06/30/2025*	240,000	234,403
		914,801
Italy — 0.4%
Telecom Italia SpA
5.30%, 05/30/2024*	928,000	915,951
Japan — 0.8%
Nissan Motor Co., Ltd.
4.35%, 09/17/2027*	1,745,000	1,598,378
Luxembourg — 0.4%
Amaggi Luxembourg International SARL
5.25%, 01/28/2028	435,000	396,393
Kenbourne Invest SA
6.88%, 11/26/2024	298,000	250,230
Rumo Luxembourg Sarl
4.20%, 01/18/2032*	265,000	215,180
		861,803
Mexico — 0.7%
Braskem Idesa SAPI
7.45%, 11/15/2029*	230,000	145,625
Petroleos Mexicanos
5.35%, 02/12/2028	1,527,000	1,224,676
		1,370,301
Norway — 0.2%
Var Energi ASA
7.50%, 01/15/2028*	200,000	207,678
8.00%, 11/15/2032*	205,000	216,251
		423,929
Panama — 0.6%
AES Panama Generation Holdings SRL
4.38%, 05/31/2030	1,559,908	1,348,982
SupraNational — 0.5%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.13%, 02/01/2028	130,000	126,345
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.40%, 05/01/2030	954,000	838,119
		964,464
Switzerland — 0.3%
UBS Group AG
6.54%, 08/12/2033*	600,000	623,140
Security Description	Shares or Principal Amount	Value

United Kingdom — 0.5%
HSBC Holdings PLC
4.29%, 09/12/2026	$ 1,093,000	$ 1,054,266
United States — 14.2%
Aethon United BR LP/Aethon United Finance Corp.
8.25%, 02/15/2026*	220,000	221,100
Affinity Gaming
6.88%, 12/15/2027*	760,000	672,944
Allegiant Travel Co.
7.25%, 08/15/2027*	430,000	420,863
AmeriGas Partners LP/AmeriGas Finance Corp.
5.88%, 08/20/2026	430,000	407,941
Antares Holdings LP
2.75%, 01/15/2027*	1,547,000	1,310,440
Ares Capital Corp.
2.88%, 06/15/2028	980,000	826,482
Ashtead Capital, Inc.
5.50%, 08/11/2032*	200,000	190,619
Bain Capital Specialty Finance, Inc.
2.95%, 03/10/2026	607,000	543,334
BAT Capital Corp.
6.42%, 08/02/2033	610,000	608,915
7.75%, 10/19/2032	540,000	585,972
Blackstone Secured Lending Fund
2.85%, 09/30/2028	983,000	811,931
Block Financial LLC
3.88%, 08/15/2030	947,000	836,244
Blue Owl Finance LLC
3.13%, 06/10/2031*	1,027,000	793,054
Boeing Co.
4.88%, 05/01/2025	467,000	460,544
Broadcom, Inc.
1.95%, 02/15/2028*#	510,000	442,279
Callon Petroleum Co.
8.00%, 08/01/2028*#	390,000	395,491
Capital One Financial Corp.
6.31%, 06/08/2029	150,000	149,918
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/2039	300,000	232,198
Citigroup, Inc.
6.17%, 05/25/2034	160,000	159,441
Civitas Resources, Inc.
8.38%, 07/01/2028*	340,000	350,200
CNX Resources Corp.
7.25%, 03/14/2027*#	38,000	37,961
Consolidated Communications, Inc.
5.00%, 10/01/2028*#	389,000	291,524
Dell International LLC/EMC Corp.
6.02%, 06/15/2026	666,000	673,017
Diamondback Energy, Inc.
6.25%, 03/15/2033	480,000	496,013
DISH Network Corp.
11.75%, 11/15/2027*	830,000	842,152
DPL, Inc.
4.13%, 07/01/2025#	212,000	201,675
Glencore Funding LLC
4.88%, 03/12/2029*	390,000	378,188
Golub Capital BDC, Inc.
2.50%, 08/24/2026	934,000	820,740
Hercules Capital, Inc.
2.63%, 09/16/2026#	484,000	423,478
IRB Holding Corp.
7.00%, 06/15/2025*	150,000	150,000

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
United States (continued)
Jabil, Inc.
3.60%, 01/15/2030	$ 1,119,000	$ 1,000,740
KeyBank NA/Cleveland OH FRS
5.51%, (SOFR+0.32%), 06/14/2024	490,000	480,101
Las Vegas Sands Corp.
3.20%, 08/08/2024	190,000	183,952
Level 3 Financing, Inc.
3.75%, 07/15/2029*	411,000	245,166
Liberty Interactive LLC
8.25%, 02/01/2030	449,000	174,353
Main Street Capital Corp.
3.00%, 07/14/2026	680,000	603,041
MasTec, Inc.
4.50%, 08/15/2028*#	303,000	276,454
Mativ Holdings, Inc.
6.88%, 10/01/2026*	465,000	421,085
MicroStrategy, Inc.
6.13%, 06/15/2028*#	437,000	391,213
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd.
6.50%, 06/20/2027*	957,600	954,259
New Fortress Energy, Inc.
6.50%, 09/30/2026*	30,000	27,886
6.75%, 09/15/2025*	1,565,000	1,512,541
Nexstar Media, Inc.
4.75%, 11/01/2028*#	260,000	228,075
Nissan Motor Acceptance Co. LLC
2.75%, 03/09/2028*	498,000	420,460
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/2029*	290,000	237,850
Owl Rock Capital Corp.
2.63%, 01/15/2027#	1,095,000	948,907
Owl Rock Technology Finance Corp.
4.75%, 12/15/2025*	1,270,000	1,174,699
Philip Morris International, Inc.
5.38%, 02/15/2033	324,000	319,938
5.75%, 11/17/2032	220,000	223,130
Regal Rexnord Corp.
6.30%, 02/15/2030*	110,000	109,515
6.40%, 04/15/2033*	110,000	108,968
ROBLOX Corp.
3.88%, 05/01/2030*	223,000	183,976
Select Medical Corp.
6.25%, 08/15/2026*#	754,000	746,853
Synchrony Bank
5.63%, 08/23/2027	380,000	359,435
Synchrony Financial
4.25%, 08/15/2024	70,000	68,181
4.88%, 06/13/2025	310,000	298,900
7.25%, 02/02/2033	270,000	248,255
Talos Production, Inc.
12.00%, 01/15/2026	380,000	396,150
Universal Health Services, Inc.
1.65%, 09/01/2026	792,000	703,485
Vector Group, Ltd.
5.75%, 02/01/2029*	360,000	313,396
Venture Global LNG, Inc.
8.13%, 06/01/2028*	550,000	554,809
Vontier Corp.
1.80%, 04/01/2026	604,000	541,319
Security Description		Shares or Principal Amount	Value

United States (continued)
World Acceptance Corp.
7.00%, 11/01/2026*#		$ 490,000	$ 424,504
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.50%, 03/01/2025*		249,000	245,983
			29,862,237
Total Corporate Bonds & Notes (cost $54,042,952)			48,866,087
LOANS — 0.4%
United States — 0.4%
Sabre GLBL, Inc. FRS
10.43%, (SOFR+0.10%), 06/30/2028 (cost $878,585)		970,392	852,732
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.2%
United States — 1.2%
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2018-DNA1, Class M2B 7.20%, (1 ML+1.80%), 07/25/2030 (cost $2,493,427)		2,463,405	2,463,618
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 3.4%
United States — 3.4%
United States Treasury Notes
5.61%, (3 UTBMM+0.20%), 01/31/2025 (cost $7,202,957)		7,190,000	7,200,704
FOREIGN GOVERNMENT OBLIGATIONS — 5.9%
Brazil — 1.6%
Federative Republic of Brazil
Series F 10.00%, 01/01/2033	BRL	17,450,000	3,363,267
Canada — 1.7%
Government of Canada
0.50%, 11/01/2023	CAD	4,800,000	3,527,140
Colombia — 1.9%
Republic of Colombia
7.00%, 03/26/2031	COP	19,065,000,000	3,864,278
Peru — 0.7%
Republic of Peru
6.15%, 08/12/2032	PEN	5,910,000	1,549,070
Total Foreign Government Obligations (cost $11,070,720)			12,303,755
WARRANTS — 0.0%
Canada — 0.0%
Constellation Software, Inc. Expires 03/31/2040†(2) (cost $0)		100	0
RIGHTS — 0.0%
Canada — 0.0%
Constellation Software, Inc. Expires 09/29/2023† (cost $44)		100	56
Total Long-Term Investment Securities (cost $190,937,056)			197,155,486
SHORT-TERM INVESTMENTS — 7.1%
Sovereign — 0.7%
Federal Home Loan Bank 5.17%, 09/01/2023		1,500,000	1,500,000

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Unaffiliated Investment Companies — 6.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.28%(3)	8,603,712	$ 8,603,713
State Street Navigator Securities Lending Government Money Market Portfolio 5.34%(3)(4)	4,878,298	4,878,298
		13,482,011
Total Short-Term Investments (cost $14,982,010)		14,982,011
TOTAL INVESTMENTS (cost $205,919,066)	101.2%	212,137,497
Other assets less liabilities	(1.2)	(2,510,226)
NET ASSETS	100.0%	$209,627,271
#	The security or a portion thereof is out on loan.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Global Strategy Fund has no right to demand registration of these securities. At August 31, 2023, the aggregate value of these securities was $27,252,120 representing 13.0% of net assets.
(1)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2023, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
MMC Norilsk Nickel PJSC
Series E	02/03/2020	28	$9,349
Series E	04/28/2020	457	123,804
Series E	12/15/2020	78	25,736
		563	158,889	$0	$0.00	0.0%
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
Thermo Fisher Scientific, Inc.
	12/09/2021	185	$116,182
	05/09/2022	2	1,120
	07/11/2022	1	554
	09/09/2022	5	2,717
	11/10/2022	13	6,434
	12/09/2022	1	550
		207	127,557	$115,320	$557.22	0.1%
				$115,320		0.1%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Fund and may not equal the sum of the individual percentages shown due to rounding.
(2)	Securities classified as Level 3 (see Note 1).
(3)	The rate shown is the 7-day yield as of August 31, 2023.
(4)	At August 31, 2023, the Fund had loaned securities with a total value of $6,706,596. This was secured by collateral of $4,878,298, which was received in cash and subsequently invested in short-term investments currently valued at $4,878,298 as reported in the Portfolio of Investments. Additional collateral of $2,048,920 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2023
United States Treasury Bills	0.00%	09/19/2023 to 01/25/2024	$74,272
United States Treasury Notes/Bonds	0.13% to 6.50%	10/31/2023 to 05/15/2053	1,974,648
1 ML—1 Month USD LIBOR
3 UTBMM—US Treasury 3 Month Bill Money Market Yield
ADR—American Depositary Receipt
CVA—Certification Van Aandelen (Dutch Cert.)
FRS—Floating Rate Security
SOFR—Secured Overnight Financing Rate
XAMS—Euronext Amsterdam Stock Exchange
BRL—Brazilian Real
CAD—Canadian Dollar
COP—Columbian Peso
PEN—Peruvian Sol
The rates shown on FRS and/or VRS are the current interest rates at August 31, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

Credit Default Swaps - Buyer(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount(2)	Currency	USD notional amount(2)	Pay fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(3)
Centrally Cleared	CDX Markit	$7,690,000	USD	$7,690,000	5.000%	Quarterly	Jun 2028	$(203,958)	$(12,882)	$(216,840)
(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
68	Long	U.S. Treasury 10 Year Notes	December 2023	$ 7,493,926	$ 7,550,125	$ 56,199
92	Long	U.S. Treasury 5 Year Notes	December 2023	9,766,161	9,836,813	70,652
150	Long	U.S. Treasury Ultra 10 Year Notes	December 2023	17,204,261	17,416,406	212,145
56	Long	U.S. Treasury Ultra Bonds	December 2023	7,155,379	7,250,250	94,871
						$433,867
						Unrealized (Depreciation)
32	Short	S&P 500 E-Mini Index	September 2023	$7,061,080	$7,225,600	$(164,520)
		Net Unrealized Appreciation (Depreciation)				$269,347
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Citibank, N.A.	CAD	4,550,000	USD	3,461,774	10/25/2023	$ 91,860	$ —
	KRW	2,100,000,000	USD	1,636,916	09/13/2023	47,484	—
	USD	2,472,231	JPY	338,000,000	09/19/2023	—	(143,963)
	USD	1,618,747	KRW	2,100,000,000	09/13/2023	—	(29,314)
						139,344	(173,277)
HSBC Bank PLC	BRL	16,570,000	USD	3,379,989	10/19/2023	55,940	—
	MXN	58,000,000	USD	3,341,608	10/27/2023	—	(28,588)
	USD	1,487,102	BRL	7,350,000	10/19/2023	—	(12,644)
	USD	1,760,003	MXN	30,200,000	10/27/2023	—	(5,177)
						55,940	(46,409)
JPMorgan Chase Bank, N.A.	COP	3,930,000,000	USD	918,686	10/30/2023	—	(27,087)
	EUR	820,000	USD	907,137	11/07/2023	15,279	—
	USD	970,286	COP	3,930,000,000	10/30/2023	—	(24,513)
	USD	894,954	EUR	820,000	11/07/2023	—	(3,096)
	USD	2,436,860	JPY	335,000,000	09/19/2023	—	(129,257)
	USD	1,615,913	MXN	27,800,000	10/27/2023	—	(543)
						15,279	(184,496)
Unrealized Appreciation (Depreciation)						$210,563	$(404,182)
BRL—Brazilian Real
CAD—Canadian Dollar
COP—Columbian Peso
EUR—Euro Currency
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
USD—United States Dollar
Industry Allocation*
Short-Term Investments	7.1%
Foreign Government Obligations	5.9
Internet	5.8
Oil & Gas	5.4
Software	5.2
Semiconductors	5.1
Banks	4.5
Diversified Financial Services	4.3
Computers	3.9
U.S. Government & Agency Obligations	3.4
Investment Companies	3.2

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Industry Allocation* (continued)
Telecommunications	2.9%
Retail	2.9
Pharmaceuticals	2.8
Auto Manufacturers	2.7
Insurance	2.2
Electric	2.0
Commercial Services	1.9
Electronics	1.8
Chemicals	1.8
Food	1.6
Healthcare-Services	1.6
Agriculture	1.4
Healthcare-Products	1.4
Biotechnology	1.4
Mining	1.3
Media	1.3
Pipelines	1.3
REITS	1.3
Collateralized Mortgage Obligations	1.2
Iron/Steel	1.1
Transportation	0.9
Airlines	0.9
Cosmetics/Personal Care	0.9
Beverages	0.8
Building Materials	0.8
Distribution/Wholesale	0.8
Home Builders	0.7
Entertainment	0.6
Miscellaneous Manufacturing	0.6
Machinery-Construction & Mining	0.5
Aerospace/Defense	0.4
Private Equity	0.4
Gas	0.4
Apparel	0.4
Machinery-Diversified	0.4
Engineering & Construction	0.3
Lodging	0.3
Advertising	0.2
Real Estate	0.2
Hand/Machine Tools	0.1
Auto Parts & Equipment	0.1
Electrical Components & Equipment	0.1
Packaging & Containers	0.1
Household Products/Wares	0.1
Leisure Time	0.1
Holding Companies-Diversified	0.1
Food Service	0.1
Environmental Control	0.1
Toys/Games/Hobbies	0.1
101.2%
*	Calculated as a percentage of net assets

VALIC Company I Global Strategy Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Russia	$—	$—	$0	$0
Other Countries	125,468,534	—	—	125,468,534
Corporate Bonds & Notes	—	48,866,087	—	48,866,087
Loans	—	852,732	—	852,732
Collateralized Mortgage Obligations	—	2,463,618	—	2,463,618
U.S. Government & Agency Obligations	—	7,200,704	—	7,200,704
Foreign Government Obligations	—	12,303,755	—	12,303,755
Warrants	—	—	0	0
Rights	56	—	—	56
Short-Term Investments:
Sovereign	—	1,500,000	—	1,500,000
Other Short-Term Investments	13,482,011	—	—	13,482,011
Total Investments at Value	$138,950,601	$73,186,896	$0	$212,137,497
Other Financial Instruments:†
Futures Contracts	$433,867	$—	$—	$433,867
Forward Foreign Currency Contracts	—	210,563	—	210,563
Total Other Financial Instruments	$433,867	$210,563	$—	$644,430
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$12,882	$—	$12,882
Futures Contracts	164,520	—	—	164,520
Forward Foreign Currency Contracts	—	404,182	—	404,182
Total Other Financial Instruments	$164,520	$417,064	$—	$581,584
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I Government Securities Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 5.3%
Airlines — 0.5%
American Airlines Pass-Through Trust
3.00%, 04/15/2030	$ 521,574	$ 464,981
3.35%, 04/15/2031	238,510	214,131
		679,112
Banks — 1.5%
BPCE SA
5.13%, 01/18/2028*	1,000,000	980,712
Mitsubishi UFJ Financial Group, Inc.
2.76%, 09/13/2026	217,000	200,053
Truist Financial Corp.
4.92%, 07/28/2033	1,000,000	891,381
		2,072,146
Electric — 2.1%
Entergy Louisiana LLC
3.25%, 04/01/2028	1,000,000	917,532
Fells Point Funding Trust
3.05%, 01/31/2027*	1,000,000	914,447
NextEra Energy Capital Holdings, Inc.
4.90%, 02/28/2028	1,000,000	982,686
		2,814,665
Pharmaceuticals — 0.1%
CVS Health Corp.
4.30%, 03/25/2028	171,000	164,239
Telecommunications — 1.1%
AT&T, Inc.
1.65%, 02/01/2028	580,000	495,907
T-Mobile USA, Inc.
4.95%, 03/15/2028	1,000,000	986,077
		1,481,984
Total Corporate Bonds & Notes (cost $7,739,376)		7,212,146
ASSET BACKED SECURITIES — 2.6%
Other Asset Backed Securities — 2.6%
AMSR Trust
Series 2020-SFR3, Class A 1.36%, 09/17/2037*	568,738	520,059
Series 2021-SFR2, Class A 1.53%, 08/17/2038*	1,000,000	884,336
Series 2021-SFR1, Class A 1.95%, 06/17/2038*	300,000	253,996
FirstKey Homes Trust
Series 2021-SFR1, Class A 1.54%, 08/17/2038*	1,310,619	1,155,273
Hilton Grand Vacations Trust
Series 2022-2A, Class A 4.30%, 01/25/2037*	512,817	490,078
Sofi Professional Loan Program Trust
Series 2018-B, Class A2FX 3.34%, 08/25/2047*	181,672	175,863
Total Asset Backed Securities (cost $3,870,951)		3,479,605
COLLATERALIZED MORTGAGE OBLIGATIONS — 22.4%
Commercial and Residential — 3.1%
BANK
Series 2020-BN26, Class A4 2.40%, 03/15/2063	500,000	414,728
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
BANK VRS
Series 2022-BNK41, Class A4 3.92%, 04/15/2065(1)	$ 500,000	$ 443,467
BBCMS Trust
Series 2015-VFM, Class A1 2.47%, 03/10/2036*	137,324	127,410
Citigroup Commercial Mtg. Trust
Series 2020-GC46, Class A5 2.72%, 02/15/2053	1,250,000	1,050,161
Eleven Madison Mtg. Trust VRS
Series 2015-11MD, Class A 3.67%, 09/10/2035*(1)	398,000	354,840
GS Mtg. Securities Trust
Series 2017-GS7, Class A4 3.43%, 08/10/2050	1,100,000	996,692
SLG Office Trust
Series 2021-OVA, Class A 2.59%, 07/15/2041*	1,000,000	801,803
UBS-BAMLL Trust
Series 2012-WRM, Class A 3.66%, 06/10/2030*	6,877	6,382
		4,195,483
U.S. Government Agency — 19.3%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K130, Class A2 1.72%, 06/25/2031	670,000	537,742
Series K145, Class A2 2.58%, 05/25/2032	430,000	361,929
Series KW10, Class A2 2.69%, 09/25/2029	2,000,000	1,772,005
Series K146, Class A2 2.92%, 06/25/2032	705,000	609,798
Series K149, Class A2 3.53%, 08/25/2032	2,000,000	1,814,686
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K-150, Class A2 3.71%, 09/25/2032(1)	1,070,000	983,474
Federal Home Loan Mtg. Corp. REMIC
Series 4994, Class GV 2.00%, 06/25/2046	2,000,000	1,507,014
Series 4594, Class GN 2.50%, 02/15/2045	351,794	315,220
Series 3981, Class PA 3.00%, 04/15/2031	32,898	32,098
Series 4097, Class YK 3.00%, 08/15/2032	1,750,000	1,581,812
Series 4150, Class IG 3.00%, 01/15/2033(2)	1,082,780	70,497
Series 4838, Class CY 3.00%, 01/15/2038	1,000,000	889,206
Series 4365, Class HZ 3.00%, 01/15/2040	433,485	393,810
Series 4599, Class PA 3.00%, 09/15/2045	559,248	508,460
Series 4057, Class WY 3.50%, 06/15/2027	838,060	806,879
Series 3813, Class D 4.00%, 02/15/2026	184,069	181,465
Series 3917, Class B 4.50%, 08/15/2026	265,470	262,152

VALIC Company I Government Securities Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 3927, Class AY 4.50%, 09/15/2026	$ 1,291,938	$ 1,271,339
Series 3786, Class PB 4.50%, 07/15/2040	200,742	195,687
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4039, Class SA 1.20%, (6.39%-SOFR30A), 05/15/2042(2)(3)	148,426	13,353
Federal Home Loan Mtg. Corp. STRIPS
Series 264, Class 30 3.00%, 07/15/2042	256,344	229,885
Federal National Mtg. Assoc. REMIC
Series 2002-34, Class AO Zero Coupon, 05/18/2032(4)	60,194	55,576
Series 2020-M20, Class A2 1.44%, 10/25/2029	200,000	163,918
Series 2020-12, Class JC 2.00%, 03/25/2050	753,300	619,651
Series 2013-23, Class KJ 2.25%, 05/25/2042	653,907	584,295
Series 2012-93, Class ME 2.50%, 01/25/2042	533,379	485,182
Series 2013-73, Class TD 2.50%, 09/25/2042	226,774	206,967
Series 2019-M22, Class A2 2.52%, 08/25/2029	312,932	277,370
Series 2019-M31, Class A2 2.85%, 04/25/2034	1,000,000	836,097
Series 2012-87, Class CZ 3.00%, 08/25/2042	2,183,691	1,935,936
Series 2016-30, Class PA 3.00%, 04/25/2045	335,973	306,885
Series 2016-25, Class LA 3.00%, 07/25/2045	250,706	226,900
Series 2016-33, Class JA 3.00%, 07/25/2045	246,202	224,254
Series 2015-97, Class N 3.00%, 11/25/2045	2,000,000	1,651,768
Series 2016-38, Class NA 3.00%, 01/25/2046	456,196	409,968
Series 2016-30, Class LY 3.50%, 05/25/2036	800,000	737,766
Series 2019-34, Class WA 3.50%, 08/25/2048	885,018	820,490
Series 2010-117, Class DY 4.50%, 10/25/2025	287,030	282,742
Series 2010-134, Class MB 4.50%, 12/25/2040	250,000	232,059
Series 2007-116, Class PB 5.50%, 08/25/2035	24,386	24,486
Federal National Mtg. Assoc. REMIC VRS
Series 2022-M3, Class A2 1.76%, 11/25/2031(1)	1,000,000	795,654
Federal National Mtg. Assoc. STRIPS
Series 384, Class 23 6.00%, 08/25/2037(2)	70,677	13,300
Government National Mtg. Assoc. REMIC
Series 2014-58, Class EP 4.00%, 04/20/2044	432,000	377,941
Series 2004-18, Class Z 4.50%, 03/16/2034	101,656	98,851
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2008-6, Class GL 4.50%, 02/20/2038	$ 394,456	$ 393,091
Series 2005-21, Class Z 5.00%, 03/20/2035	189,689	187,330
		26,286,988
Total Collateralized Mortgage Obligations (cost $34,526,320)		30,482,471
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 62.6%
U.S. Government — 34.5%
United States Treasury Bonds
1.88%, 02/15/2041	1,800,000	1,249,172
2.00%, 11/15/2041 to 02/15/2050	4,000,000	2,620,782
2.88%, 08/15/2045	1,000,000	782,461
3.00%, 02/15/2048	750,000	595,342
3.13%, 02/15/2043	2,000,000	1,661,250
3.25%, 05/15/2042	500,000	426,973
3.75%, 08/15/2041 to 11/15/2043	9,500,000	8,708,378
3.88%, 08/15/2040	1,500,000	1,423,887
United States Treasury Notes
0.63%, 08/15/2030	1,000,000	787,930
0.75%, 04/30/2026	4,000,000	3,617,500
1.25%, 06/30/2028	3,500,000	3,040,898
1.88%, 02/15/2032	3,000,000	2,521,523
2.75%, 05/15/2025	10,000,000	9,635,547
3.13%, 08/15/2025	1,500,000	1,451,191
4.13%, 10/31/2027	7,000,000	6,934,648
4.38%, 10/31/2024	1,500,000	1,484,473
		46,941,955
U.S. Government Agency — 28.1%
Federal Farm Credit Bank
3.33%, 04/28/2037	500,000	436,968
Federal Home Loan Mtg. Corp.
2.00%, 09/01/2051	1,532,423	1,224,051
3.50%, 06/01/2033	438,491	413,005
3.70%, 05/01/2037	3,000,000	2,639,906
4.00%, 05/01/2052 to 08/01/2052	4,431,184	4,113,926
4.50%, 09/01/2039 to 06/01/2041	899,937	876,080
5.00%, 10/01/2034 to 10/01/2052	765,453	757,802
5.50%, 12/01/2036	2,849	2,819
6.00%, 11/01/2033	27,582	28,478
6.50%, 02/01/2032	9,085	9,308
8.00%, 08/01/2030	61	62
Federal National Mtg. Assoc.
1.73%, 08/01/2031	650,000	513,922
2.04%, 06/01/2037	245,284	179,397
2.14%, 10/01/2029	1,000,000	861,401
2.31%, 05/01/2037	970,580	741,103
2.50%, 01/01/2052 to 03/01/2062	3,012,684	2,501,928
2.53%, 04/01/2034	2,500,000	2,017,236
2.55%, 09/01/2034	700,000	570,502
3.00%, 03/01/2043 to 03/01/2052	4,518,897	3,958,270
3.30%, 02/01/2030	2,776,338	2,511,398
3.43%, 05/01/2032	2,000,000	1,800,097
3.54%, 06/01/2032	1,000,000	906,901
3.69%, 05/01/2030	1,403,521	1,317,121
4.00%, 09/01/2040 to 03/01/2043	2,267,986	2,150,747
4.33%, 10/01/2037	1,000,000	933,728
5.00%, 12/01/2036	3,577	3,498
5.50%, 12/01/2033 to 10/01/2034	6,679	6,610
6.50%, 07/01/2032	1,996	2,070
7.00%, 09/01/2031	3,534	3,530

VALIC Company I Government Securities Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mtg. Assoc. Grantor Trust
Series 2017-T1, Class A 2.90%, 06/25/2027	$ 1,119,634	$ 1,035,222
Government National Mtg. Assoc.
2.50%, 03/20/2051	1,434,599	1,183,953
3.50%, 09/15/2048 to 09/20/2051	4,525,209	4,069,239
4.50%, 03/15/2038 to 08/15/2040	363,663	354,666
5.00%, 09/15/2035 to 05/15/2036	27,133	27,009
6.00%, 01/15/2032	3,248	3,268
7.50%, 01/15/2031	2,747	2,782
		38,158,003
Total U.S. Government & Agency Obligations (cost $95,104,962)		85,099,958
FOREIGN GOVERNMENT OBLIGATIONS — 1.9%
Sovereign — 1.9%
Israel Government AID
Zero Coupon, 02/15/2024 (cost $2,615,870)	2,641,000	2,571,983
MUNICIPAL SECURITIES — 0.2%
Oklahoma Development Finance Authority Revenue Bonds
4.38%, 11/01/2045 (cost $275,000)	275,000	259,429
Total Long-Term Investment Securities (cost $144,132,479)		129,105,592
REPURCHASE AGREEMENTS — 4.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 08/31/2023, to be repurchased 09/01/2023 in the amount of $6,428,796 and collateralized by $6,429,600 of United States Treasury Notes, bearing interest at 4.63% due 03/15/2026 and having an approximate value of $6,557,122 (cost $6,428,510)	6,428,510	6,428,510
TOTAL INVESTMENTS (cost $150,560,989)	99.7%	135,534,102
Other assets less liabilities	0.3	442,103
NET ASSETS	100.0%	$135,976,205
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Government Securities Fund has no right to demand registration of these securities. At August 31, 2023, the aggregate value of these securities was $6,665,199 representing 4.9% of net assets.
(1)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	Interest Only
(3)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at August 31, 2023.
(4)	Principal Only
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at August 31, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

VALIC Company I Government Securities Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$7,212,146	$—	$7,212,146
Asset Backed Securities	—	3,479,605	—	3,479,605
Collateralized Mortgage Obligations	—	30,482,471	—	30,482,471
U.S. Government & Agency Obligations	—	85,099,958	—	85,099,958
Foreign Government Obligations	—	2,571,983	—	2,571,983
Municipal Securities	—	259,429	—	259,429
Repurchase Agreements	—	6,428,510	—	6,428,510
Total Investments at Value	$—	$135,534,102	$—	$135,534,102
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.9%
Aerospace/Defense — 2.5%
General Dynamics Corp.	1,793	$ 406,366
L3Harris Technologies, Inc.	1,423	253,422
Lockheed Martin Corp.	2,404	1,077,833
Northrop Grumman Corp.	1,545	669,124
TransDigm Group, Inc.†	32,660	29,519,741
		31,926,486
Agriculture — 0.2%
Altria Group, Inc.	13,952	616,958
Archer-Daniels-Midland Co.	4,011	318,072
Bunge, Ltd.	928	106,089
Philip Morris International, Inc.	12,597	1,210,068
		2,251,187
Apparel — 1.7%
LVMH Moet Hennessy Louis Vuitton SE	16,756	14,212,087
NIKE, Inc., Class B	73,192	7,444,359
		21,656,446
Auto Manufacturers — 3.3%
Cummins, Inc.	1,085	249,594
Tesla, Inc.†	163,566	42,213,113
		42,462,707
Beverages — 0.6%
Brown-Forman Corp., Class B	1,512	99,989
Coca-Cola Co.	38,022	2,274,856
Constellation Brands, Inc., Class A	1,358	353,840
Keurig Dr Pepper, Inc.	6,329	212,971
Monster Beverage Corp.†	11,484	659,296
PepsiCo, Inc.	20,706	3,684,012
		7,284,964
Biotechnology — 0.6%
Amgen, Inc.	8,031	2,058,667
Biogen, Inc.†	1,022	273,242
Corteva, Inc.	7,373	372,410
Gilead Sciences, Inc.	18,748	1,433,847
Incyte Corp.†	2,782	179,522
Moderna, Inc.†	4,927	557,096
Regeneron Pharmaceuticals, Inc.†	1,622	1,340,567
Vertex Pharmaceuticals, Inc.†	3,870	1,348,076
		7,563,427
Building Materials — 0.0%
Masco Corp.	2,402	141,742
Vulcan Materials Co.	1,180	257,535
		399,277
Chemicals — 0.3%
Air Products & Chemicals, Inc.	3,338	986,346
Albemarle Corp.	1,762	350,127
CF Industries Holdings, Inc.	2,930	225,815
FMC Corp.	1,879	162,026
Linde PLC	4,487	1,736,649
Mosaic Co.	4,992	193,939
		3,654,902
Commercial Services — 1.8%
Automatic Data Processing, Inc.	6,209	1,580,874
Cintas Corp.	767	386,698
CoStar Group, Inc.†	6,140	503,419
Equifax, Inc.	903	186,650
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
FleetCor Technologies, Inc.†	587	$ 159,506
Gartner, Inc.†	1,187	415,070
MarketAxess Holdings, Inc.	277	66,738
Moody's Corp.	1,114	375,195
Quanta Services, Inc.	2,182	457,936
Rollins, Inc.	3,480	137,704
S&P Global, Inc.	49,242	19,246,728
Verisk Analytics, Inc.	1,002	242,704
		23,759,222
Computers — 10.4%
Accenture PLC, Class A	4,652	1,506,178
Apple, Inc.	701,678	131,824,246
EPAM Systems, Inc.†	592	153,322
Fortinet, Inc.†	9,795	589,757
Leidos Holdings, Inc.	1,340	130,663
		134,204,166
Cosmetics/Personal Care — 0.3%
Colgate-Palmolive Co.	6,858	503,857
Kenvue, Inc.	25,903	597,064
Procter & Gamble Co.	19,484	3,007,161
		4,108,082
Distribution/Wholesale — 2.2%
Copart, Inc.†	622,570	27,909,813
Fastenal Co.	4,205	242,124
Pool Corp.	369	134,907
WW Grainger, Inc.	672	479,902
		28,766,746
Diversified Financial Services — 5.4%
American Express Co.	4,379	691,838
Ameriprise Financial, Inc.	1,566	528,650
Cboe Global Markets, Inc.	1,062	158,992
Charles Schwab Corp.	13,178	779,479
Discover Financial Services	2,215	199,505
Mastercard, Inc., Class A	36,754	15,166,171
Nasdaq, Inc.	3,258	170,980
Raymond James Financial, Inc.	2,867	299,859
Visa, Inc., Class A	213,478	52,447,275
		70,442,749
Electric — 0.1%
AES Corp.	5,935	106,415
NRG Energy, Inc.	1,626	61,056
PG&E Corp.†	24,297	396,041
Sempra	5,675	398,498
WEC Energy Group, Inc.	2,465	207,356
		1,169,366
Electrical Components & Equipment — 0.0%
AMETEK, Inc.	1,731	276,112
Electronics — 0.1%
Agilent Technologies, Inc.	2,667	322,894
Amphenol Corp., Class A	8,947	790,736
Keysight Technologies, Inc.†	1,445	192,618
Mettler-Toledo International, Inc.†	215	260,898
		1,567,146
Energy-Alternate Sources — 0.0%
Enphase Energy, Inc.†	2,059	260,525

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy-Alternate Sources (continued)
First Solar, Inc.†	1,494	$ 282,545
SolarEdge Technologies, Inc.†	847	137,697
		680,767
Entertainment — 1.1%
Evolution AB*	133,708	14,486,407
Environmental Control — 0.1%
Republic Services, Inc.	1,700	245,021
Waste Management, Inc.	3,282	514,552
		759,573
Food — 0.2%
Campbell Soup Co.	1,779	74,184
General Mills, Inc.	6,003	406,163
Hershey Co.	2,215	475,915
Hormel Foods Corp.	3,134	120,941
Kellogg Co.	2,126	129,729
Lamb Weston Holdings, Inc.	2,190	213,328
McCormick & Co., Inc.	1,923	157,840
Mondelez International, Inc., Class A	11,052	787,565
		2,365,665
Gas — 0.0%
Atmos Energy Corp.	1,324	153,518
Hand/Machine Tools — 0.0%
Snap-on, Inc.	454	121,944
Healthcare-Products — 6.0%
Abbott Laboratories	13,590	1,398,411
Bio-Techne Corp.	1,135	88,984
Boston Scientific Corp.†	227,004	12,244,596
Danaher Corp.	123,077	32,615,405
Hologic, Inc.†	3,699	276,463
IDEXX Laboratories, Inc.†	611	312,471
Insulet Corp.†	1,048	200,912
Intuitive Surgical, Inc.†	85,567	26,755,090
ResMed, Inc.	1,192	190,231
Thermo Fisher Scientific, Inc.	5,798	3,230,066
Waters Corp.†	887	249,070
		77,561,699
Healthcare-Services — 2.8%
Elevance Health, Inc.	3,563	1,574,882
HCA Healthcare, Inc.	1,674	464,200
Humana, Inc.	1,202	554,879
IQVIA Holdings, Inc.†	1,339	298,102
Molina Healthcare, Inc.†	877	271,975
Quest Diagnostics, Inc.	1,110	145,965
UnitedHealth Group, Inc.	68,355	32,576,626
		35,886,629
Home Builders — 0.0%
D.R. Horton, Inc.	2,333	277,674
Household Products/Wares — 0.0%
Clorox Co.	835	130,636
Kimberly-Clark Corp.	2,434	313,572
		444,208
Insurance — 0.4%
Aon PLC, Class A	2,026	675,448
Arch Capital Group, Ltd.†	5,597	430,185
Arthur J. Gallagher & Co.	2,060	474,789
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Brown & Brown, Inc.	2,089	$ 154,795
Chubb, Ltd.	3,548	712,687
Everest Group, Ltd.	375	135,255
Globe Life, Inc.	935	104,318
Marsh & McLennan Cos., Inc.	4,759	927,957
Principal Financial Group, Inc.	2,070	160,860
Progressive Corp.	8,798	1,174,269
Travelers Cos., Inc.	1,875	302,306
W.R. Berkley Corp.	3,018	186,694
		5,439,563
Internet — 15.6%
Alphabet, Inc., Class A†	424,464	57,799,263
Alphabet, Inc., Class C†	76,807	10,549,441
Amazon.com, Inc.†	652,569	90,061,048
CDW Corp.	1,277	269,638
Etsy, Inc.†	1,076	79,161
Gen Digital, Inc.	4,531	91,753
Meta Platforms, Inc., Class A†	36,758	10,876,325
Netflix, Inc.†	51,966	22,536,615
Palo Alto Networks, Inc.†	38,781	9,435,417
VeriSign, Inc.†	667	138,596
		201,837,257
Iron/Steel — 0.1%
Nucor Corp.	3,776	649,850
Steel Dynamics, Inc.	2,414	257,308
		907,158
Lodging — 0.0%
Hilton Worldwide Holdings, Inc.	1,909	283,773
Marriott International, Inc., Class A	1,977	402,339
		686,112
Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	4,647	1,306,411
Machinery-Diversified — 0.1%
Deere & Co.	4,052	1,665,129
IDEX Corp.	648	146,707
		1,811,836
Media — 0.0%
FactSet Research Systems, Inc.	345	150,561
Mining — 0.1%
Freeport-McMoRan, Inc.	21,541	859,701
Miscellaneous Manufacturing — 0.1%
Axon Enterprise, Inc.†	1,055	224,620
Illinois Tool Works, Inc.	2,119	524,135
		748,755
Oil & Gas — 1.5%
APA Corp.	4,637	203,286
Chevron Corp.	26,753	4,309,908
ConocoPhillips	18,186	2,164,680
Coterra Energy, Inc.	11,384	320,915
Devon Energy Corp.	9,644	492,712
Diamondback Energy, Inc.	2,722	413,145
EOG Resources, Inc.	8,791	1,130,698
EQT Corp.	5,435	234,901
Exxon Mobil Corp.	60,767	6,756,683
Hess Corp.	4,153	641,638
Marathon Oil Corp.	9,282	244,581
Marathon Petroleum Corp.	3,061	437,019

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas (continued)
Occidental Petroleum Corp.	10,799	$ 678,069
Pioneer Natural Resources Co.	3,512	835,610
		18,863,845
Oil & Gas Services — 0.0%
Schlumberger NV	11,354	669,432
Pharmaceuticals — 5.0%
AbbVie, Inc.	26,517	3,896,938
Bristol-Myers Squibb Co.	31,576	1,946,660
Cigna Group	2,180	602,247
Dexcom, Inc.†	5,826	588,309
Eli Lilly & Co.	63,634	35,265,963
Johnson & Johnson	22,439	3,627,938
McKesson Corp.	937	386,344
Merck & Co., Inc.	38,137	4,156,170
Pfizer, Inc.	84,848	3,001,922
Zoetis, Inc.	56,364	10,737,906
		64,210,397
Pipelines — 1.0%
Cheniere Energy, Inc.	70,029	11,428,733
ONEOK, Inc.	6,725	438,470
Targa Resources Corp.	3,397	292,991
Williams Cos., Inc.	18,309	632,210
		12,792,404
Private Equity — 1.0%
Blackstone, Inc.	119,104	12,669,092
REITS — 0.2%
American Tower Corp.	3,712	673,060
Extra Space Storage, Inc.	1,586	204,086
Iron Mountain, Inc.	2,760	175,370
Public Storage	1,474	407,384
SBA Communications Corp.	911	204,547
VICI Properties, Inc.	8,603	265,317
Weyerhaeuser Co.	6,275	205,506
		2,135,270
Retail — 2.0%
AutoZone, Inc.†	277	701,178
Chipotle Mexican Grill, Inc.†	6,279	12,097,373
Costco Wholesale Corp.	4,400	2,416,832
Dollar General Corp.	3,294	456,219
Dollar Tree, Inc.†	3,125	382,375
Domino's Pizza, Inc.	244	94,526
Genuine Parts Co.	1,521	233,823
Home Depot, Inc.	8,067	2,664,530
Lowe's Cos., Inc.	6,184	1,425,288
McDonald's Corp.	6,803	1,912,663
O'Reilly Automotive, Inc.†	916	860,765
Starbucks Corp.	8,787	856,205
TJX Cos., Inc.	11,076	1,024,309
Tractor Supply Co.	1,647	359,870
Ulta Beauty, Inc.†	753	312,518
Yum! Brands, Inc.	2,695	348,679
		26,147,153
Semiconductors — 12.6%
Advanced Micro Devices, Inc.†	13,071	1,381,866
Analog Devices, Inc.	3,573	649,500
Applied Materials, Inc.	12,701	1,940,205
ASML Holding NV	50,115	33,102,461
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
Broadcom, Inc.	37,428	$ 34,541,927
KLA Corp.	2,061	1,034,354
Lam Research Corp.	2,018	1,417,443
Microchip Technology, Inc.	4,035	330,224
Monolithic Power Systems, Inc.	677	352,859
NVIDIA Corp.	169,416	83,615,267
NXP Semiconductors NV	2,302	473,567
ON Semiconductor Corp.†	6,491	639,104
QUALCOMM, Inc.	16,744	1,917,690
Teradyne, Inc.	1,142	123,188
Texas Instruments, Inc.	8,595	1,444,476
		162,964,131
Software — 19.1%
Activision Blizzard, Inc.	6,344	583,585
Adobe, Inc.†	3,241	1,812,821
Autodesk, Inc.†	1,771	393,056
Broadridge Financial Solutions, Inc.	851	158,465
Cadence Design Systems, Inc.†	130,392	31,351,453
Electronic Arts, Inc.	2,662	319,387
Fair Isaac Corp.†	376	340,126
Fiserv, Inc.†	6,403	777,260
Intuit, Inc.	89,705	48,603,066
Jack Henry & Associates, Inc.	1,096	171,831
Microsoft Corp.	340,528	111,611,457
MSCI, Inc.	20,343	11,058,862
Oracle Corp.	13,647	1,642,962
Paychex, Inc.	2,749	336,010
Paycom Software, Inc.	730	215,233
PTC, Inc.†	1,601	235,619
Roper Technologies, Inc.	37,189	18,559,542
ServiceNow, Inc.†	29,974	17,649,590
Synopsys, Inc.†	2,290	1,050,858
Tyler Technologies, Inc.†	297	118,334
		246,989,517
Telecommunications — 0.1%
Arista Networks, Inc.†	3,753	732,698
Motorola Solutions, Inc.	1,386	393,028
T-Mobile US, Inc.†	5,887	802,104
		1,927,830
Transportation — 0.2%
C.H. Robinson Worldwide, Inc.	946	85,547
CSX Corp.	14,668	442,973
Expeditors International of Washington, Inc.	2,297	268,083
JB Hunt Transport Services, Inc.	1,246	234,098
Old Dominion Freight Line, Inc.	1,351	577,377
Union Pacific Corp.	4,582	1,010,652
		2,618,730
Total Common Stocks (cost $1,028,665,075)		1,279,966,224
CONVERTIBLE PREFERRED STOCKS — 0.6%
Internet — 0.6%
ByteDance, Ltd., Series E-1†(1)(2) (cost $5,246,960)	47,885	8,317,138

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES — 0.5%
SPDR Portfolio S&P 500 Growth ETF # (cost $6,474,244)	107,000	$ 6,687,500
Total Long-Term Investment Securities (cost $1,040,386,279)		1,294,970,862
SHORT-TERM INVESTMENTS — 0.1%
Unaffiliated Investment Companies — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio 5.34%(3)(4)	844,800	844,800
U.S. Government — 0.0%
United States Treasury Bills
3.97%, 10/05/2023(5)	$ 20,000	19,900
Total Short-Term Investments (cost $864,725)		864,700
REPURCHASE AGREEMENTS — 0.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 08/31/2023, to be repurchased 09/01/2023 in the amount of $181,848 and collateralized by $181,900 of United States Treasury Notes, bearing interest at 4.63% due 03/15/2026 and having an approximate value of $185,508 (cost $181,839)	181,839	181,839
TOTAL INVESTMENTS (cost $1,041,432,843)	100.1%	1,296,017,401
Other assets less liabilities	(0.1)	(1,080,723)
NET ASSETS	100.0%	$1,294,936,678
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Growth Fund has no right to demand registration of these securities. At August 31, 2023, the aggregate value of these securities was $14,486,407 representing 1.1% of net assets.
#	The security or a portion thereof is out on loan.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2023, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks
ByteDance, Ltd., Series E-1	12/10/2020	47,885	$5,246,960	$8,317,138	$173.69	0.6%
(3)	The rate shown is the 7-day yield as of August 31, 2023.
(4)	At August 31, 2023, the Fund had loaned securities with a total value of $825,000. This was secured by collateral of $844,800, which was received in cash and subsequently invested in short-term investments currently valued at $844,800 as reported in the Portfolio of Investments.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ETF—Exchange Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
1	Long	S&P 500 E-Mini Index	September 2023	$219,424	$225,800	$6,376
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,279,966,224	$—	$—	$1,279,966,224
Convertible Preferred Stocks	—	—	8,317,138	8,317,138
Unaffiliated Investment Companies	6,687,500	—	—	6,687,500
Short-Term Investments:
U.S. Government	—	19,900	—	19,900
Other Short-Term Investments	844,800	—	—	844,800
Repurchase Agreements	—	181,839	—	181,839
Total Investments at Value	$1,287,498,524	$201,739	$8,317,138	$1,296,017,401
Other Financial Instruments:†
Futures Contracts	$6,376	$—	$—	$6,376
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 94.9%
Advertising — 1.0%
Clear Channel Outdoor Holdings, Inc.
9.00%, 09/15/2028*	$ 1,640,000	$ 1,648,200
Lamar Media Corp.
3.75%, 02/15/2028	2,500,000	2,271,000
		3,919,200
Aerospace/Defense — 2.1%
Spirit AeroSystems, Inc.
9.38%, 11/30/2029*	2,725,000	2,839,763
TransDigm, Inc.
5.50%, 11/15/2027	1,355,000	1,285,924
6.25%, 03/15/2026*	2,635,000	2,609,887
6.75%, 08/15/2028*	1,290,000	1,294,522
		8,030,096
Agriculture — 0.6%
Darling Ingredients, Inc.
6.00%, 06/15/2030*	2,295,000	2,242,985
Apparel — 0.5%
Crocs, Inc.
4.13%, 08/15/2031*	1,058,000	838,465
4.25%, 03/15/2029*	1,138,000	959,584
		1,798,049
Auto Manufacturers — 0.6%
Ford Motor Co.
3.25%, 02/12/2032	540,000	421,529
Ford Motor Credit Co. LLC
4.54%, 08/01/2026	1,415,000	1,333,706
4.95%, 05/28/2027	720,000	675,613
		2,430,848
Auto Parts & Equipment — 1.0%
Adient Global Holdings, Ltd.
4.88%, 08/15/2026*	2,580,000	2,484,669
Clarios Global LP/Clarios US Finance Co.
6.75%, 05/15/2028*	1,490,000	1,486,066
		3,970,735
Banks — 0.8%
Barclays PLC
8.00%, 03/15/2029(1)	1,125,000	1,005,593
UBS Group AG
4.88%, 02/12/2027(1)	2,450,000	2,043,300
		3,048,893
Building Materials — 1.5%
Builders FirstSource, Inc.
5.00%, 03/01/2030*	2,860,000	2,627,131
Emerald Debt Merger Sub LLC
6.63%, 12/15/2030*	2,030,000	1,998,372
Standard Industries, Inc.
4.38%, 07/15/2030*	1,350,000	1,157,240
		5,782,743
Chemicals — 0.5%
Avient Corp.
7.13%, 08/01/2030*	2,090,000	2,088,001
Commercial Services — 3.7%
Block, Inc.
2.75%, 06/01/2026	825,000	750,220
3.50%, 06/01/2031#	635,000	520,678
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Herc Holdings, Inc.
5.50%, 07/15/2027*	$ 2,430,000	$ 2,336,628
Service Corp. International
3.38%, 08/15/2030	2,625,000	2,166,926
Signal Parent, Inc.
6.13%, 04/01/2029*	1,332,000	865,800
TriNet Group, Inc.
7.13%, 08/15/2031*	1,925,000	1,935,819
United Rentals North America, Inc.
4.88%, 01/15/2028	3,735,000	3,553,670
Williams Scotsman International, Inc.
4.63%, 08/15/2028*	2,159,000	1,970,087
		14,099,828
Computers — 2.0%
McAfee Corp.
7.38%, 02/15/2030*	4,255,000	3,722,734
Presidio Holdings, Inc.
4.88%, 02/01/2027*	3,231,000	3,020,830
8.25%, 02/01/2028*	1,040,000	1,007,523
		7,751,087
Cosmetics/Personal Care — 0.2%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC
6.63%, 07/15/2030*	805,000	805,149
Distribution/Wholesale — 1.0%
American Builders & Contractors Supply Co., Inc.
4.00%, 01/15/2028*	2,125,000	1,923,894
Windsor Holdings III LLC
8.50%, 06/15/2030*	1,925,000	1,933,397
		3,857,291
Diversified Financial Services — 3.8%
Credit Acceptance Corp.
5.13%, 12/31/2024*	1,070,000	1,042,209
6.63%, 03/15/2026#	715,000	695,938
Enact Holdings, Inc.
6.50%, 08/15/2025*	2,515,000	2,492,286
Nationstar Mortgage Holdings, Inc.
5.13%, 12/15/2030*	2,180,000	1,846,616
5.50%, 08/15/2028*	200,000	181,237
OneMain Finance Corp.
5.38%, 11/15/2029	2,460,000	2,124,948
6.88%, 03/15/2025	555,000	552,212
7.13%, 03/15/2026	475,000	467,278
9.00%, 01/15/2029	801,000	812,014
PennyMac Financial Services, Inc.
5.38%, 10/15/2025*	2,350,000	2,274,400
United Wholesale Mtg. LLC
5.50%, 04/15/2029*	2,240,000	1,943,200
		14,432,338
Electric — 0.9%
Clearway Energy Operating LLC
3.75%, 02/15/2031 to 01/15/2032*	2,420,000	1,988,744
4.75%, 03/15/2028*	1,415,000	1,308,374
		3,297,118
Electrical Components & Equipment — 0.3%
Energizer Holdings, Inc.
6.50%, 12/31/2027*#	1,320,000	1,275,278

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electronics — 1.3%
Coherent Corp.
5.00%, 12/15/2029*#		$ 2,717,000	$ 2,413,239
Imola Merger Corp.
4.75%, 05/15/2029*		3,060,000	2,719,903
			5,133,142
Entertainment — 3.3%
Caesars Entertainment, Inc.
4.63%, 10/15/2029*#		1,050,000	919,099
8.13%, 07/01/2027*#		2,615,000	2,655,093
Cinemark USA, Inc.
5.25%, 07/15/2028*		1,200,000	1,065,888
Cirsa Finance International Sarl
7.88%, 07/31/2028*	EUR	1,090,000	1,185,760
Penn Entertainment, Inc.
5.63%, 01/15/2027*		2,175,000	2,069,230
Speedway Motorsports LLC/Speedway Funding II, Inc.
4.88%, 11/01/2027*		2,633,000	2,433,327
Warnermedia Holdings, Inc.
3.76%, 03/15/2027		1,000,000	937,918
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
7.13%, 02/15/2031*		1,285,000	1,262,777
			12,529,092
Environmental Control — 0.3%
Clean Harbors, Inc.
4.88%, 07/15/2027*		1,225,000	1,170,494
Food — 1.8%
B&G Foods, Inc.
5.25%, 09/15/2027#		1,290,000	1,142,962
Iceland Bondco PLC
10.88%, 12/15/2027*	GBP	450,000	575,133
Performance Food Group, Inc.
4.25%, 08/01/2029*		150,000	132,009
5.50%, 10/15/2027*		2,590,000	2,493,931
Post Holdings, Inc.
5.63%, 01/15/2028*		2,524,000	2,420,220
5.75%, 03/01/2027*		184,000	179,823
			6,944,078
Food Service — 0.2%
Aramark Services, Inc.
5.00%, 02/01/2028*		950,000	886,270
Gas — 0.8%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/2025		751,000	737,038
5.88%, 08/20/2026		1,979,000	1,877,475
9.38%, 06/01/2028*		460,000	471,514
			3,086,027
Healthcare-Products — 2.4%
Avantor Funding, Inc.
4.63%, 07/15/2028*		2,955,000	2,743,079
Medline Borrower LP
3.88%, 04/01/2029*		5,505,000	4,805,729
5.25%, 10/01/2029*		1,789,000	1,588,679
			9,137,487
Security Description	Shares or Principal Amount	Value

Healthcare-Services — 2.4%
Catalent Pharma Solutions, Inc.
3.50%, 04/01/2030*	$ 615,000	$ 519,048
5.00%, 07/15/2027*	545,000	508,894
CHS/Community Health Systems, Inc.
4.75%, 02/15/2031*	2,560,000	1,907,200
HCA, Inc.
7.50%, 11/15/2095	567,000	624,621
IQVIA, Inc.
5.00%, 05/15/2027*	1,550,000	1,492,010
Tenet Healthcare Corp.
6.13%, 06/15/2030	4,425,000	4,287,876
		9,339,649
Home Builders — 4.0%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/2029 to 04/01/2030*	2,629,000	2,271,291
6.63%, 01/15/2028*	2,056,000	1,964,491
Century Communities, Inc.
3.88%, 08/15/2029*	2,690,000	2,317,634
KB Home
4.00%, 06/15/2031	1,215,000	1,023,492
4.80%, 11/15/2029	760,000	685,520
6.88%, 06/15/2027	575,000	580,692
M/I Homes, Inc.
3.95%, 02/15/2030	1,910,000	1,628,275
4.95%, 02/01/2028	720,000	668,056
STL Holding Co. LLC
7.50%, 02/15/2026*	1,840,000	1,711,855
Taylor Morrison Communities, Inc.
5.13%, 08/01/2030*	430,000	394,372
5.75%, 01/15/2028*	2,055,000	1,991,829
		15,237,507
Insurance — 1.9%
AssuredPartners, Inc.
5.63%, 01/15/2029*	2,740,000	2,380,309
HUB International, Ltd.
7.00%, 05/01/2026*	693,000	691,702
7.25%, 06/15/2030*	1,125,000	1,145,126
MGIC Investment Corp.
5.25%, 08/15/2028	2,310,000	2,204,576
NMI Holdings, Inc.
7.38%, 06/01/2025*	775,000	780,247
		7,201,960
Internet — 3.3%
Gen Digital, Inc.
6.75%, 09/30/2027*	1,600,000	1,604,033
7.13%, 09/30/2030*#	1,600,000	1,610,760
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
3.50%, 03/01/2029*	2,720,000	2,337,957
Newfold Digital Holdings Group Inc
6.00%, 02/15/2029*	2,850,000	2,161,098
Uber Technologies, Inc.
4.50%, 08/15/2029*#	4,282,000	3,920,654
8.00%, 11/01/2026*	960,000	977,469
		12,611,971
Iron/Steel — 0.6%
ATI, Inc.
4.88%, 10/01/2029	1,154,000	1,041,867

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Iron/Steel (continued)
5.88%, 12/01/2027		$ 1,096,000	$ 1,065,860
7.25%, 08/15/2030		325,000	327,844
			2,435,571
Leisure Time — 4.5%
Carnival Corp.
5.75%, 03/01/2027*		1,229,000	1,156,628
6.00%, 05/01/2029*		2,890,000	2,609,313
7.63%, 03/01/2026*	EUR	360,000	388,980
10.50%, 06/01/2030*		950,000	1,011,874
MajorDrive Holdings IV LLC
6.38%, 06/01/2029*		2,045,000	1,685,203
NCL Corp., Ltd.
5.88%, 02/15/2027*		1,665,000	1,613,465
8.38%, 02/01/2028*		1,635,000	1,685,307
Royal Caribbean Cruises, Ltd.
5.38%, 07/15/2027*		190,000	178,793
5.50%, 08/31/2026*		3,175,000	3,042,339
7.25%, 01/15/2030*		665,000	675,105
8.25%, 01/15/2029*		625,000	653,164
11.63%, 08/15/2027*		555,000	604,742
Viking Cruises, Ltd.
5.88%, 09/15/2027*		500,000	467,500
9.13%, 07/15/2031*		1,400,000	1,446,393
			17,218,806
Lodging — 2.0%
Boyd Gaming Corp.
4.75%, 12/01/2027		275,000	257,455
4.75%, 06/15/2031*		2,750,000	2,422,156
Sands China, Ltd.
5.65%, 08/08/2028		991,000	935,445
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
5.88%, 05/15/2025*		1,310,000	1,267,475
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%, 05/15/2027*		1,290,000	1,221,012
5.50%, 03/01/2025*		1,785,000	1,763,371
			7,866,914
Machinery-Diversified — 0.3%
TK Elevator US Newco, Inc.
5.25%, 07/15/2027*		1,195,000	1,120,193
Media — 5.9%
CCO Holdings LLC / CCO Holdings Capital Corp.
7.38%, 03/01/2031*		2,875,000	2,858,454
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031 to 01/15/2034*		4,195,000	3,351,188
4.50%, 08/15/2030*		1,155,000	971,583
4.50%, 05/01/2032		1,240,000	1,005,262
CSC Holdings LLC
5.25%, 06/01/2024		625,000	592,857
5.75%, 01/15/2030*		2,600,000	1,437,748
DISH DBS Corp.
5.75%, 12/01/2028*		775,000	601,609
5.88%, 11/15/2024		785,000	730,143
DISH Network Corp.
11.75%, 11/15/2027*		680,000	689,956
Security Description	Shares or Principal Amount	Value

Media (continued)
Scripps Escrow, Inc.
5.88%, 07/15/2027*	$ 3,160,000	$ 2,553,217
Sirius XM Radio, Inc.
3.13%, 09/01/2026*	2,850,000	2,572,695
4.13%, 07/01/2030*	1,125,000	917,134
UPC Broadband Finco BV
4.88%, 07/15/2031*	2,800,000	2,310,980
Virgin Media Secured Finance PLC
4.50%, 08/15/2030*	2,510,000	2,119,356
		22,712,182
Metal Fabricate/Hardware — 0.7%
Advanced Drainage Systems, Inc.
5.00%, 09/30/2027*	1,673,000	1,597,715
6.38%, 06/15/2030*	1,147,000	1,129,840
		2,727,555
Mining — 2.3%
Constellium SE
3.75%, 04/15/2029*	415,000	356,548
5.63%, 06/15/2028*	250,000	236,276
5.88%, 02/15/2026*	936,000	918,478
FMG Resources August 2006 Pty, Ltd.
4.38%, 04/01/2031*	75,000	62,846
4.50%, 09/14/2027*	1,010,000	931,816
5.88%, 04/15/2030*	3,470,000	3,219,982
Novelis Corp.
3.88%, 08/15/2031*	845,000	699,628
4.75%, 01/30/2030*	2,530,000	2,264,202
		8,689,776
Office/Business Equipment — 0.2%
Xerox Holdings Corp.
5.00%, 08/15/2025*	615,000	586,520
Oil & Gas — 5.0%
Apache Corp.
4.38%, 10/15/2028	1,950,000	1,797,237
Earthstone Energy Holdings LLC
8.00%, 04/15/2027*	2,425,000	2,475,173
Matador Resources Co.
6.88%, 04/15/2028*	1,895,000	1,892,004
Noble Finance II LLC
8.00%, 04/15/2030*	2,845,000	2,941,756
Northern Oil and Gas, Inc.
8.75%, 06/15/2031*	1,000,000	1,021,519
Range Resources Corp.
4.75%, 02/15/2030*	895,000	808,158
4.88%, 05/15/2025	955,000	933,512
SM Energy Co.
6.50%, 07/15/2028	465,000	454,538
6.75%, 09/15/2026	2,735,000	2,723,513
Southwestern Energy Co.
4.75%, 02/01/2032	2,560,000	2,267,791
Transocean, Inc.
8.75%, 02/15/2030*	1,762,250	1,802,808
		19,118,009
Oil & Gas Services — 2.1%
Enerflex, Ltd.
9.00%, 10/15/2027*	3,955,000	3,934,534
Weatherford International, Ltd.
8.63%, 04/30/2030*	4,025,000	4,122,434
		8,056,968

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Packaging & Containers — 2.8%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.13%, 08/15/2026*		$ 1,325,000	$ 1,239,291
5.25%, 08/15/2027*		2,250,000	1,927,756
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029*		385,000	366,347
8.75%, 04/15/2030*		1,125,000	1,017,379
Graphic Packaging International LLC
3.75%, 02/01/2030*		965,000	822,523
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/2026*		1,005,000	989,669
9.25%, 04/15/2027*		1,525,000	1,381,791
Owens-Brockway Glass Container, Inc.
7.25%, 05/15/2031*#		665,000	670,952
Trivium Packaging Finance BV
5.50%, 08/15/2026*		1,245,000	1,174,233
8.50%, 08/15/2027*		1,025,000	976,879
			10,566,820
Pharmaceuticals — 1.8%
Bausch Health Cos, Inc.
11.00%, 09/30/2028*		1,400,000	999,512
Owens & Minor, Inc.
6.63%, 04/01/2030*#		3,480,000	3,165,794
Prestige Brands, Inc.
5.13%, 01/15/2028*		1,800,000	1,701,105
Teva Pharmaceutical Finance Netherlands II BV
7.88%, 09/15/2031	EUR	910,000	1,032,446
			6,898,857
Pipelines — 4.8%
Buckeye Partners LP
3.95%, 12/01/2026		1,926,000	1,776,465
4.13%, 03/01/2025*		545,000	524,851
4.13%, 12/01/2027		765,000	695,607
4.50%, 03/01/2028*		960,000	871,200
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
6.00%, 02/01/2029*		400,000	392,688
7.38%, 02/01/2031*		2,700,000	2,781,432
DT Midstream, Inc.
4.13%, 06/15/2029*		2,863,000	2,536,387
EnLink Midstream LLC
5.38%, 06/01/2029		775,000	738,889
5.63%, 01/15/2028*		2,245,000	2,171,746
6.50%, 09/01/2030*		190,000	190,486
EnLink Midstream Partners LP
5.05%, 04/01/2045		852,000	679,508
EQM Midstream Partners LP
4.50%, 01/15/2029*		1,415,000	1,285,649
4.75%, 01/15/2031*#		1,935,000	1,709,918
6.50%, 07/01/2027*		685,000	680,666
6.50%, 07/15/2048		1,035,000	939,519
7.50%, 06/01/2027 to 06/01/2030*		290,000	295,049
			18,270,060
REITS — 1.9%
Iron Mountain, Inc.
5.25%, 07/15/2030*		1,075,000	970,000
7.00%, 02/15/2029*		1,975,000	1,969,593
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027*		1,462,000	1,322,156
Security Description	Shares or Principal Amount	Value

REITS (continued)
5.25%, 10/01/2025*	$ 970,000	$ 932,009
RHP Hotel Properties LP/RHP Finance Corp.
7.25%, 07/15/2028*	1,950,000	1,959,744
		7,153,502
Retail — 7.7%
1011778 BC ULC/New Red Finance, Inc.
3.50%, 02/15/2029*	1,570,000	1,374,555
3.88%, 01/15/2028*	2,965,000	2,696,798
4.00%, 10/15/2030*	760,000	643,835
Asbury Automotive Group, Inc.
4.63%, 11/15/2029*#	1,240,000	1,093,908
4.75%, 03/01/2030	355,000	311,218
5.00%, 02/15/2032*	880,000	754,940
FirstCash, Inc.
4.63%, 09/01/2028*	1,610,000	1,431,951
Gap, Inc.
3.88%, 10/01/2031*	1,760,000	1,275,393
LBM Acquisition LLC
6.25%, 01/15/2029*	5,027,000	4,386,466
Michaels Cos., Inc.
5.25%, 05/01/2028*	3,585,000	2,988,994
PetSmart, Inc./PetSmart Finance Corp.
4.75%, 02/15/2028*	2,690,000	2,413,010
7.75%, 02/15/2029*	925,000	883,386
Specialty Building Products Holdings LLC/SBP Finance Corp.
6.38%, 09/30/2026*	3,650,000	3,494,656
SRS Distribution, Inc.
4.63%, 07/01/2028*	1,450,000	1,290,533
6.00%, 12/01/2029*	1,025,000	876,375
Staples, Inc.
7.50%, 04/15/2026*	1,145,000	947,370
Yum! Brands, Inc.
3.63%, 03/15/2031	458,000	388,395
4.63%, 01/31/2032	993,000	888,476
5.38%, 04/01/2032	1,624,000	1,524,127
		29,664,386
Semiconductors — 0.6%
Entegris Escrow Corp.
4.75%, 04/15/2029*	2,620,000	2,437,516
Software — 5.1%
AthenaHealth Group, Inc.
6.50%, 02/15/2030*	3,430,000	2,978,856
Black Knight InfoServ LLC
3.63%, 09/01/2028*	605,000	556,600
Dun & Bradstreet Corp.
5.00%, 12/15/2029*#	2,895,000	2,598,205
Fair Isaac Corp.
4.00%, 06/15/2028*	1,450,000	1,325,950
MSCI, Inc.
3.63%, 09/01/2030*	1,240,000	1,072,314
3.88%, 02/15/2031*	420,000	366,444
4.00%, 11/15/2029*	715,000	643,240
Open Text Corp.
3.88%, 02/15/2028 to 12/01/2029*	2,205,000	1,924,983
6.90%, 12/01/2027*	260,000	263,389
Open Text Holdings, Inc.
4.13%, 02/15/2030 to 12/01/2031*	1,530,000	1,292,971
PTC, Inc.
3.63%, 02/15/2025*	880,000	849,317
4.00%, 02/15/2028*	1,275,000	1,171,406

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Software (continued)
ROBLOX Corp.
3.88%, 05/01/2030*		$ 2,980,000	$ 2,458,510
SS&C Technologies, Inc.
5.50%, 09/30/2027*		2,040,000	1,963,908
			19,466,093
Telecommunications — 3.7%
Altice France Holding SA
8.00%, 05/15/2027	EUR	590,000	303,302
10.50%, 05/15/2027*		1,100,000	596,860
Altice France SA
5.50%, 01/15/2028 to 10/15/2029*		925,000	682,361
8.13%, 02/01/2027*		2,840,000	2,400,198
Embarq Corp.
8.00%, 06/01/2036		1,655,000	1,008,160
Frontier Communications Holdings LLC
5.00%, 05/01/2028*		1,650,000	1,413,808
5.88%, 10/15/2027*		1,800,000	1,639,443
5.88%, 11/01/2029#		757,036	560,648
6.75%, 05/01/2029*		645,000	500,562
Iliad Holding SASU
6.50%, 10/15/2026*		760,000	725,181
7.00%, 10/15/2028*		655,000	609,521
Kaixo Bondco Telecom SA
5.13%, 09/30/2029*	EUR	985,000	937,121
Lorca Telecom Bondco SA
4.00%, 09/18/2027*	EUR	1,230,000	1,233,720
Telecom Italia Capital SA
6.38%, 11/15/2033		1,375,000	1,208,315
7.20%, 07/18/2036		340,000	307,288
7.72%, 06/04/2038		90,000	83,221
			14,209,709
Toys/Games/Hobbies — 0.3%
Mattel, Inc.
3.38%, 04/01/2026*		495,000	460,798
5.88%, 12/15/2027*		635,000	622,810
			1,083,608
Transportation — 0.4%
First Student Bidco, Inc./First Transit Parent, Inc.
4.00%, 07/31/2029*		1,875,000	1,593,764
Total Corporate Bonds & Notes (cost $383,488,849)			363,984,125
CONVERTIBLE BONDS & NOTES — 1.4%
Airlines — 0.3%
JetBlue Airways Corp.
0.50%, 04/01/2026		1,249,000	981,214
Commercial Services — 0.1%
Block, Inc.
0.13%, 03/01/2025		500,000	461,750
Healthcare-Products — 0.2%
Insulet Corp.
0.38%, 09/01/2026		626,000	661,056
Internet — 0.2%
Uber Technologies, Inc.
0.01%, 12/15/2025		650,000	608,429
Security Description	Shares or Principal Amount	Value

Machinery-Diversified — 0.2%
Middleby Corp.
1.00%, 09/01/2025	$ 641,000	$ 783,302
Oil & Gas — 0.2%
Northern Oil and Gas, Inc.
3.63%, 04/15/2029*	625,000	785,994
REITS — 0.2%
Welltower OP LLC
2.75%, 05/15/2028*	925,000	951,363
Total Convertible Bonds & Notes (cost $5,620,273)		5,233,108
LOANS(2)(3)(4) — 1.7%
Computers — 0.3%
McAfee Corp. FRS
BTL-B 9.17%, (SOFR12+ 3.75%), 03/01/2029	1,332,183	1,301,542
Insurance — 0.4%
HUB International, Ltd. FRS
BTL-B 9.58%, (SOFR4+ 4.25%), 06/20/2030	1,535,139	1,539,926
Packaging & Containers — 0.5%
Clydesdale Acquisition Holdings, Inc. FRS
BTL-B 9.61%, (SOFR12+ 4.18%), 04/13/2029	1,930,500	1,914,645
Pharmaceuticals — 0.1%
Owens & Minor, Inc. FRS
BTL-B 9.18%, (SOFR12+ 3.75%), 03/29/2029	303,333	303,333
BTL-B 9.18%, (SOFR6+ 3.75%), 03/29/2029	184,167	184,167
		487,500
Software — 0.4%
Dun & Bradstreet Corp. FRS
BTL-B 8.17%, (SOFR12+ 2.75%), 02/06/2026	1,382,483	1,382,483
Total Loans (cost $6,642,323)		6,626,096
Total Long-Term Investment Securities (cost $395,751,445)		375,843,329
SHORT-TERM INVESTMENTS — 4.8%
Unaffiliated Investment Companies — 4.8%
State Street Navigator Securities Lending Government Money Market Portfolio 5.34%(5)(6) (cost $18,549,925)	18,549,925	18,549,925

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 0.8%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 08/31/2023, to be repurchased 09/01/2023 in the amount of $2,973,306 and collateralized by $2,973,700 of United States Treasury Notes, bearing interest at 4.63% due 03/15/2026 and having an approximate value of $3,032,679
(cost $2,973,174)	$ 2,973,174	$ 2,973,174
TOTAL INVESTMENTS (cost $417,274,544)	103.6%	397,366,428
Other assets less liabilities	(3.6)	(13,765,548)
NET ASSETS	100.0%	$383,600,880
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The High Yield Bond Fund has no right to demand registration of these securities. At August 31, 2023, the aggregate value of these securities was $302,063,524 representing 78.7% of net assets.
#	The security or a portion thereof is out on loan.
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	All loans in the Fund were purchased through assignment agreements unless otherwise indicated.
(3)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), the Secured Overnight Financing Rate ("SOFR"), or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(4)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(5)	The rate shown is the 7-day yield as of August 31, 2023.
(6)	At August 31, 2023, the Fund had loaned securities with a total value of $18,221,056. This was secured by collateral of $18,549,925, which was received in cash and subsequently invested in short-term investments currently valued at $18,549,925 as reported in the Portfolio of Investments.
FRS—Floating Rate Security
SOFR12—Secured Overnight Financing Rate 1 month
SOFR4—Secured Overnight Financing Rate 3 month
SOFR6—Secured Overnight Financing Rate 6 month
EUR—Euro Currency
GBP—British Pound
The rates shown on FRS and/or VRS are the current interest rates at August 31, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Deutsche Bank AG	EUR	4,554,331	USD	4,948,205	09/29/2023	$4,024	$—
JPMorgan Chase Bank, N.A.	GBP	446,000	USD	566,708	09/29/2023	1,652	—
Unrealized Appreciation (Depreciation)						$5,676	$—
EUR—Euro Currency
GBP—British Pound
USD—United States Dollar

VALIC Company I High Yield Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$363,984,125	$—	$363,984,125
Convertible Bonds & Notes	—	5,233,108	—	5,233,108
Loans	—	6,626,096	—	6,626,096
Short-Term Investments	18,549,925	—	—	18,549,925
Repurchase Agreements	—	2,973,174	—	2,973,174
Total Investments at Value	$18,549,925	$378,816,503	$—	$397,366,428
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$5,676	$—	$5,676
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 4.0%
Banks — 1.0%
Barclays PLC
0.58%, 08/09/2029	EUR	1,670,000	$ 1,486,605
Danske Bank A/S
0.75%, 06/09/2029	EUR	1,610,000	1,471,381
HSBC Holdings PLC
3.02%, 06/15/2027	EUR	1,365,000	1,424,707
			4,382,693
Electric — 0.6%
Dominion Energy, Inc.
5.38%, 11/15/2032		$ 965,000	950,050
Pacific Gas & Electric Co.
6.15%, 01/15/2033		985,000	959,235
Southern California Edison Co.
5.95%, 11/01/2032		915,000	948,396
			2,857,681
Energy-Alternate Sources — 0.1%
FS Luxembourg SARL
10.00%, 12/15/2025*		400,000	410,975
Food — 0.4%
NBM US Holdings, Inc.
7.00%, 05/14/2026		1,595,000	1,572,929
Insurance — 0.3%
Argentum Netherlands BV for Swiss Re, Ltd.
5.52%, 08/15/2027(1)		1,620,000	1,409,400
Oil & Gas — 0.7%
Hess Corp.
7.88%, 10/01/2029		1,290,000	1,425,601
Petroleos Mexicanos
5.95%, 01/28/2031		880,000	636,840
6.84%, 01/23/2030		1,500,000	1,190,407
			3,252,848
Pipelines — 0.3%
Energy Transfer LP
5.80%, 06/15/2038		1,159,000	1,098,620
Greensaif Pipelines Bidco SARL
6.51%, 02/23/2042*		450,000	455,297
			1,553,917
Semiconductors — 0.3%
Broadcom, Inc.
2.45%, 02/15/2031*		1,800,000	1,451,148
Trucking & Leasing — 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.35%, 11/01/2029*		1,398,000	1,196,930
Total Corporate Bonds & Notes (cost $19,240,494)			18,088,521
ASSET BACKED SECURITIES — 1.0%
Other Asset Backed Securities — 1.0%
510 Asset Backed Trust
Series 2021-NPL1, Class A1 2.24%, 06/25/2061*(2)		979,308	911,505
Arbor Realty Commercial Real Estate Notes, Ltd. FRS
Series 2021-FL2, Class A 6.52%, (TSFR1M+1.21%), 05/15/2036*		305,000	300,968
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Avant Loans Funding Trust
Series 2021-REV1, Class A 1.21%, 07/15/2030*	$ 492,018	$ 485,021
PRET LLC
Series 2021-NPL3, Class A1 1.87%, 07/25/2051*(2)	582,533	544,031
Pretium Mtg. Credit Partners I LLC
Series 2021-NPL2, Class A1 1.99%, 06/27/2060*(2)	651,634	606,833
VCAT LLC
Series 2021-NPL2, Class A1 2.12%, 03/27/2051*(2)	147,810	140,817
Wendy's Funding LLC
Series 2021-1A, Class A2I 2.37%, 06/15/2051*	1,700,300	1,414,357
Wingstop Funding LLC
Series 2020-1A, Class A2 2.84%, 12/05/2050*	310,275	272,431
Total Asset Backed Securities (cost $5,168,774)		4,675,963
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.7%
Commercial and Residential — 2.5%
Ajax Mtg. Loan Trust
Series 2021-C, Class A 2.12%, 01/25/2061*(2)	332,753	313,810
BRAVO Residential Funding Trust VRS
Series 2021-NQM1, Class A1 0.94%, 02/25/2049*(3)	260,247	226,963
BXSC Commercial Mtg. Trust FRS
Series 2022-WSS, Class C 7.70%, (TSFR1M+2.39%), 03/15/2035*	1,135,000	1,117,917
CAMB Commercial Mtg. Trust FRS
Series 2019-LIFE, Class A 6.50%, (TSFR1M+1.18%), 12/15/2037*	750,000	746,206
CSMC Trust VRS
Series 2021-NQM4, Class A1 1.10%, 05/25/2066*(3)	920,225	755,793
Series 2021-RPL4, Class A1 1.80%, 12/27/2060*(3)	411,047	386,993
Series 2021-RPL2, Class M3 3.57%, 01/25/2060*(3)	376,575	249,551
Ellington Financial Mtg. Trust VRS
Series 2021-2, Class A1 0.93%, 06/25/2066*(3)	268,756	214,120
GCAT Trust VRS
Series 2021-NQM3, Class A1 1.09%, 05/25/2066*(3)	724,951	585,937
Legacy Mtg. Asset Trust
Series 2021-GS2, Class A1 1.75%, 04/25/2061*(2)	405,792	378,524
Series 2021-GS3, Class A1 1.75%, 07/25/2061*(2)	538,576	509,000
MFA Trust VRS
Series 2021-NQM1, Class A1 1.15%, 04/25/2065*(3)	309,024	270,083
New Residential Mtg. Loan Trust VRS
Series 2021-NQ2R, Class A1 0.94%, 10/25/2058*(3)	256,051	227,094
NMLT Trust VRS
Series 2021-INV1, Class A1 1.19%, 05/25/2056*(3)	1,198,539	972,442

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
PRPM LLC
Series 2021-5, Class A1 1.79%, 06/25/2026*(2)	$ 744,955	$ 694,925
Series 2021-3, Class A1 1.87%, 04/25/2026*(2)	473,899	445,655
SG Residential Mtg. Trust VRS
Series 2021-1, Class A1 1.16%, 07/25/2061*(3)	1,040,255	805,423
Starwood Mtg. Residential Trust VRS
Series 2021-2, Class A1 0.94%, 05/25/2065*(3)	209,980	185,160
Toorak Mtg. Corp., Ltd.
Series 2021-1, Class A1 2.24%, 06/25/2024*(2)	805,711	782,194
Towd Point Mtg. Trust VRS
Series 2021-R1, Class A1 2.92%, 11/30/2060*(3)	1,748,280	1,412,009
		11,279,799
U.S. Government Agency — 0.2%
Federal Home Loan Mtg. Corp. REMIC FRS
Series 3925, Class FL 5.75%, (SOFR30A+0.56%), 01/15/2041	132,215	131,196
Series 4001, Class FM 5.80%, (SOFR30A+0.61%), 02/15/2042	150,235	145,555
Series 3355, Class BF 6.00%, (SOFR30A+0.81%), 08/15/2037	175,027	173,029
Federal National Mtg. Assoc. REMIC FRS
Series 2012-93, Class BF 5.80%, (SOFR30A+0.51%), 09/25/2042	209,907	202,645
Government National Mtg. Assoc. REMIC FRS
Series 2010-14, Class FN 5.98%, (TSFR1M+0.66%), 02/16/2040	129,825	128,327
		780,752
Total Collateralized Mortgage Obligations (cost $13,742,318)		12,060,551
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 58.2%
U.S. Government — 52.8%
United States Treasury Bonds TIPS
0.13%, 02/15/2051(4)	556,600	340,037
0.25%, 02/15/2050(4)	29,778,480	19,160,591
0.63%, 02/15/2043(4)	9,122,713	7,106,926
0.75%, 02/15/2045(4)	33,086,015	25,810,323
0.88%, 02/15/2047(4)	10,837,257	8,516,560
1.00%, 02/15/2046(4)	11,471,555	9,354,247
1.38%, 07/15/2033(4)	17,689,421	16,931,056
2.13%, 02/15/2040(4)	3,387,552	3,471,623
United States Treasury Notes TIPS
0.13%, 07/15/2026 to 07/15/2031(4)	64,150,113	56,836,240
0.63%, 07/15/2032(4)	27,032,507	24,261,940
0.75%, 07/15/2028(4)	13,411,608	12,644,632
0.88%, 01/15/2029(4)	38,820,109	36,558,382
1.25%, 04/15/2028(4)	10,313,394	9,927,850
1.63%, 10/15/2027(4)	8,645,759	8,481,202
		239,401,609
Security Description		Shares or Principal Amount	Value

U.S. Government Agency — 5.4%
Uniform Mtg. Backed Securities
5.50%, September 30 TBA		$ 15,600,000	$ 15,402,562
6.00%, September 30 TBA		9,200,000	9,224,078
			24,626,640
Total U.S. Government & Agency Obligations (cost $317,698,523)			264,028,249
FOREIGN GOVERNMENT OBLIGATIONS — 33.4%
Regional(State/Province) — 3.7%
Province of Ontario, Canada TIPS
2.00%, 12/01/2036(4)	CAD	24,931,860	16,664,971
Sovereign — 29.7%
Commonwealth of Australia TIPS
0.83%, 11/21/2027(4)	AUD	15,079,971	9,513,317
1.25%, 08/21/2040(4)	AUD	8,147,265	4,848,768
2.22%, 08/21/2035(4)	AUD	24,546,926	16,406,371
Federative Republic of Brazil TIPS
24.98%, 05/15/2027(4)	BRL	11,416,000	9,930,701
French Republic Government Bond OAT TIPS
0.10%, 07/25/2031*(4)	EUR	16,811,371	17,801,065
Government of Canada TIPS
4.00%, 12/01/2031(4)	CAD	12,161,602	10,465,350
Government of New Zealand TIPS
2.50%, 09/20/2040(4)	NZD	11,121,300	6,302,653
2.70%, 09/20/2025(4)	NZD	52,447,200	31,071,837
Government of Romania TIPS
4.63%, 04/03/2049(4)	EUR	1,850,000	1,584,297
Republic of Italy TIPS
0.55%, 05/21/2026*(4)	EUR	16,042,226	16,725,674
United Mexican States TIPS
2.75%, 11/27/2031(4)	MXN	203,914,967	10,228,338
			134,878,371
Total Foreign Government Obligations (cost $162,891,149)			151,543,342
MUNICIPAL SECURITIES — 0.7%
City of New York, NY General Obligation Bonds
5.99%, 12/01/2036		1,580,000	1,660,660
Illinois State Toll Highway Authority Revenue Bonds
5.85%, 12/01/2034		1,520,000	1,584,710
Total Municipal Securities (cost $3,684,027)			3,245,370
ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 1.00%, 12/31/2049†(5) (cost $0)		1,000,000	1,611
Total Long-Term Investment Securities (cost $522,425,285)			453,643,607

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 4.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 08/31/2023, to be repurchased 09/01/2023 in the amount of $19,140,181 and collateralized by $19,142,500 of United States Treasury Notes, bearing interest at 4.63% due 03/15/2026 and having an approximate value of $19,522,164
(cost $19,139,331)	$ 19,139,331	$ 19,139,331
TOTAL INVESTMENTS (cost $541,564,616)	104.2%	472,782,938
Other assets less liabilities	(4.2)	(19,118,923)
NET ASSETS	100.0%	$453,664,015
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Inflation Protected Fund has no right to demand registration of these securities. At August 31, 2023, the aggregate value of these securities was $53,996,851 representing 11.9% of net assets.
†	Non-income producing security
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of August 31, 2023.
(3)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Principal amount of security is adjusted for inflation.
(5)	Securities classified as Level 3 (see Note 1).
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
VRS—Variable Rate Security
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
EUR—Euro Currency
MXN—Mexican Peso
NZD—New Zealand Dollar
The rates shown on FRS and/or VRS are the current interest rates at August 31, 2023 and unless noted otherwise, the dates shown are the original maturity dates.

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Bank of America, N.A.	54,220,000	USD	Fixed 3.430%	12-Month USA CPI	Maturity	Maturity	Apr 2027	$—	$(523,504)	$(523,504)
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
194	Long	Canada 5 Year Bonds	December 2023	$15,685,712	$15,777,575	$ 91,863
18	Long	Long Gilt	December 2023	2,158,701	2,179,224	20,523
177	Long	U.S. Treasury 10 Year Notes	December 2023	19,483,923	19,652,531	168,608
260	Long	U.S. Treasury 2 Year Notes	December 2023	52,821,752	52,989,219	167,467
24	Short	Euro Buxl 30 Year Bonds	September 2023	3,553,067	3,482,066	71,001
2	Short	Euro-BUND	September 2023	290,647	288,849	1,798
122	Short	Euro-OAT	September 2023	16,991,413	16,921,312	70,101
						$591,361
						Unrealized (Depreciation)
442	Short	Canada 10 Year Bonds	December 2023	$38,667,280	$39,028,286	$(361,006)
266	Short	Euro-BTP	September 2023	33,257,917	33,435,646	(177,729)
165	Short	U.S. Treasury Ultra Bonds	December 2023	21,097,902	21,362,343	(264,441)
						$(803,176)
		Net Unrealized Appreciation (Depreciation)				$(211,815)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	CAD	37,881,000	USD	28,353,618	09/20/2023	$ 310,895	$ —
	MXN	77,236,000	USD	4,356,478	09/20/2023	—	(161,562)
						310,895	(161,562)

VALIC Company I Inflation Protected Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
BNP Paribas SA	MXN	23,600,000	USD	1,342,732	09/20/2023	$ —	$ (37,787)
Citibank, N.A.	MXN	70,799,000	USD	4,020,500	09/20/2023	—	(120,998)
Deutsche Bank AG	EUR	39,372,000	USD	42,457,707	09/20/2023	—	(265,777)
	USD	98,854	EUR	90,985	09/29/2023	—	(80)
						—	(265,857)
Goldman Sachs International	BRL	45,473,000	USD	9,153,549	09/20/2023	—	(8,624)
HSBC Bank PLC	USD	1,765,765	AUD	2,655,000	09/20/2023	—	(44,508)
JPMorgan Chase Bank, N.A.	USD	1,682,963	EUR	1,494,000	09/20/2023	—	(61,788)
Morgan Stanley & Co. International PLC	AUD	48,832,000	USD	32,539,936	09/20/2023	881,780	—
Royal Bank of Canada	NZD	63,161,000	USD	38,139,138	09/20/2023	475,018	—
Unrealized Appreciation (Depreciation)						$1,667,693	$(701,124)
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
EUR—Euro Currency
MXN—Mexican Peso
NZD—New Zealand Dollar
USD—United States Dollar
The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$18,088,521	$—	$18,088,521
Asset Backed Securities	—	4,675,963	—	4,675,963
Collateralized Mortgage Obligations	—	12,060,551	—	12,060,551
U.S. Government & Agency Obligations	—	264,028,249	—	264,028,249
Foreign Government Obligations	—	151,543,342	—	151,543,342
Municipal Securities	—	3,245,370	—	3,245,370
Escrows and Litigation Trusts	—	—	1,611	1,611
Repurchase Agreements	—	19,139,331	—	19,139,331
Total Investments at Value	$—	$472,781,327	$1,611	$472,782,938
Other Financial Instruments:
Futures Contracts	$591,361	$—	$—	$591,361
Forward Foreign Currency Contracts	—	1,667,693	—	1,667,693
Total Other Financial Instruments	$591,361	$1,667,693	$—	$2,259,054
LIABILITIES:
Other Financial Instruments:
Swaps	$—	$523,504	$—	$523,504
Futures Contracts	803,176	—	—	803,176
Forward Foreign Currency Contracts	—	701,124	—	701,124
Total Other Financial Instruments	$803,176	$1,224,628	$—	$2,027,804
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 89.4%
Australia — 6.4%
Ampol, Ltd.	28,935	$ 661,820
ANZ Group Holdings, Ltd.	364,677	5,985,288
APA Group	143,266	834,534
Aristocrat Leisure, Ltd.	71,662	1,899,126
ASX, Ltd.#	23,507	877,174
Aurizon Holdings, Ltd.	223,503	528,588
BHP Group, Ltd.	615,106	17,875,323
BlueScope Steel, Ltd.	55,961	761,821
Brambles, Ltd.	168,751	1,636,853
Cochlear, Ltd.	7,987	1,405,009
Coles Group, Ltd.	162,511	1,713,215
Commonwealth Bank of Australia	205,012	13,573,338
Computershare, Ltd.	69,641	1,136,219
CSL, Ltd.	58,571	10,380,758
Dexus	130,598	655,813
Endeavour Group, Ltd.#	173,973	619,992
Fortescue Metals Group, Ltd.	205,621	2,855,164
Goodman Group	205,498	3,110,441
GPT Group	232,595	632,982
IDP Education, Ltd.#	30,417	485,425
IGO, Ltd.#	82,755	746,406
Insurance Australia Group, Ltd.#	297,475	1,121,799
Lendlease Corp., Ltd.#	83,699	423,558
Lottery Corp., Ltd.	270,259	882,576
Macquarie Group, Ltd.	44,581	5,128,177
Medibank Private, Ltd.	334,399	793,026
Mineral Resources, Ltd.#	21,082	977,106
Mirvac Group#	479,117	751,274
National Australia Bank, Ltd.	381,105	7,151,295
Newcrest Mining, Ltd.	108,580	1,831,325
Northern Star Resources, Ltd.	139,629	1,077,529
Orica, Ltd.	55,143	561,317
Origin Energy, Ltd.	209,181	1,180,543
Pilbara Minerals, Ltd.#	327,624	991,366
Qantas Airways, Ltd.†	108,098	413,949
QBE Insurance Group, Ltd.	180,726	1,754,179
Ramsay Health Care, Ltd.#	22,261	742,116
REA Group, Ltd.#	6,417	686,385
Reece, Ltd.#	27,453	362,879
Rio Tinto, Ltd.	45,074	3,297,323
Santos, Ltd.	400,876	1,992,264
Scentre Group	630,230	1,122,983
SEEK, Ltd.#	40,918	612,711
Sonic Healthcare, Ltd.	54,172	1,128,840
South32, Ltd.	553,852	1,220,153
Stockland	289,857	796,326
Suncorp Group, Ltd.	153,787	1,358,179
Telstra Group, Ltd.	491,039	1,275,856
Transurban Group	374,048	3,213,752
Treasury Wine Estates, Ltd.	87,649	662,765
Vicinity, Ltd.	469,837	569,286
Washington H. Soul Pattinson & Co., Ltd.	28,489	609,346
Wesfarmers, Ltd.	137,756	4,808,382
Westpac Banking Corp.	426,082	6,059,952
WiseTech Global, Ltd.	20,147	907,270
Woodside Energy Group, Ltd.	230,551	5,530,252
Woolworths Group, Ltd.	147,978	3,655,994
		134,027,322
Austria — 0.2%
Erste Group Bank AG	41,750	1,492,606
OMV AG	17,882	829,326
Security Description	Shares or Principal Amount	Value

Austria (continued)
Verbund AG	8,268	$ 677,785
voestalpine AG	14,092	412,272
		3,411,989
Belgium — 0.7%
Ageas SA/NV	19,582	778,854
Anheuser-Busch InBev SA NV	105,468	6,004,125
D'ieteren Group#	2,641	431,856
Elia Group SA#	3,571	412,391
Groupe Bruxelles Lambert NV#	12,075	973,635
KBC Group NV	30,392	1,995,790
Sofina SA#	1,871	421,183
Solvay SA, Class A	8,999	1,043,138
UCB SA	15,351	1,378,278
Umicore SA	25,431	674,788
Warehouses De Pauw CVA#	19,814	567,212
		14,681,250
Bermuda — 0.1%
CK Infrastructure Holdings, Ltd.	76,500	387,263
Hongkong Land Holdings, Ltd.	134,600	477,830
Jardine Matheson Holdings, Ltd.	19,286	917,242
		1,782,335
Cayman Islands — 0.5%
Budweiser Brewing Co. APAC, Ltd.*	209,000	453,053
CK Asset Holdings, Ltd.	239,808	1,324,053
CK Hutchison Holdings, Ltd.	325,308	1,773,310
ESR Group, Ltd.*	240,600	361,405
Futu Holdings, Ltd. ADR†	6,680	398,128
Grab Holdings, Ltd., Class A†	226,818	855,104
Sands China, Ltd.†	294,800	998,035
Sea, Ltd. ADR†	44,302	1,667,084
SITC International Holdings Co., Ltd.	163,000	303,871
WH Group, Ltd.*	1,012,500	521,591
Wharf Real Estate Investment Co., Ltd.	203,000	846,443
Xinyi Glass Holdings, Ltd.	200,000	295,319
		9,797,396
Denmark — 2.9%
AP Moller-Maersk A/S, Series A	376	673,978
AP Moller-Maersk A/S, Series B	610	1,109,841
Carlsberg A/S, Class B	11,957	1,732,722
Chr. Hansen Holding A/S	12,808	837,456
Coloplast A/S, Class B	14,425	1,647,948
Danske Bank A/S	83,751	1,884,462
Demant A/S†	11,189	458,591
DSV A/S	22,603	4,299,868
Genmab A/S†	8,012	3,077,459
Novo Nordisk A/S, Class B	201,007	37,258,721
Novozymes A/S, Class B	24,835	1,078,589
Orsted A/S*	22,970	1,478,841
Pandora A/S	11,016	1,144,057
ROCKWOOL A/S, Class B	1,110	283,996
Tryg A/S	43,719	834,866
Vestas Wind Systems A/S†	122,621	2,836,316
		60,637,711
Finland — 1.0%
Elisa Oyj	17,271	847,808
Fortum Oyj	54,474	732,454
Kesko Oyj, Class B	33,164	648,024
Kone Oyj, Class B	41,270	1,879,548
Metso Oyj	80,525	927,747

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Finland (continued)
Neste Oyj	51,370	$ 1,881,650
Nokia Oyj	649,694	2,597,477
Nordea Bank Abp	393,935	4,324,164
Orion Oyj, Class B	13,005	532,914
Sampo Oyj, Class A	55,840	2,454,097
Stora Enso Oyj, Class R	70,640	900,416
UPM-Kymmene Oyj	64,808	2,222,083
Wartsila Oyj Abp	57,479	730,789
		20,679,171
France — 10.1%
Accor SA	22,357	802,195
Aeroports de Paris	3,605	475,345
Air Liquide SA	63,577	11,503,287
Alstom SA	39,266	1,086,168
Amundi SA*	7,426	443,284
Arkema SA	6,834	716,146
AXA SA	222,757	6,708,959
BioMerieux	5,030	521,429
BNP Paribas SA	134,888	8,733,535
Bollore SE	107,501	637,048
Bouygues SA	25,009	865,081
Bureau Veritas SA	35,700	957,718
Capgemini SE	20,023	3,742,055
Carrefour SA	72,092	1,381,317
Cie de Saint-Gobain	59,497	3,881,259
Cie Generale des Etablissements Michelin SCA	82,375	2,582,339
Covivio SA	5,755	281,194
Credit Agricole SA	146,965	1,857,519
Danone SA	77,959	4,550,513
Dassault Aviation SA	3,026	595,874
Dassault Systemes SE	81,066	3,218,164
Edenred	30,306	1,933,619
Eiffage SA	8,925	883,779
Engie SA	221,774	3,580,758
EssilorLuxottica SA	35,330	6,662,127
Eurazeo SE	5,291	312,396
Gecina SA	5,582	598,324
Getlink SE	43,409	727,476
Hermes International SCA	3,846	7,927,119
Ipsen SA	4,580	594,966
Kering SA	9,039	4,843,874
Klepierre SA	26,124	691,193
La Francaise des Jeux SAEM*	12,755	461,952
Legrand SA	32,398	3,200,415
L'Oreal SA	29,243	12,867,781
LVMH Moet Hennessy Louis Vuitton SE	33,528	28,437,745
Orange SA	226,094	2,539,421
Pernod Ricard SA	25,057	4,923,308
Publicis Groupe SA	27,791	2,171,541
Remy Cointreau SA†	2,775	430,147
Renault SA	23,340	944,902
Safran SA	41,503	6,674,064
Sanofi	137,785	14,737,530
Sartorius Stedim Biotech	3,358	954,371
Schneider Electric SE	65,876	11,327,794
SEB SA	3,024	332,826
Societe Generale SA	88,321	2,510,635
Sodexo SA	10,743	1,153,502
Teleperformance	7,179	995,255
Thales SA	12,762	1,865,427
TotalEnergies SE	287,256	18,088,004
Security Description	Shares or Principal Amount	Value

France (continued)
Valeo	25,132	$ 490,534
Veolia Environnement SA	82,427	2,579,500
Vinci SA	64,532	7,204,658
Vivendi SE	87,044	793,788
Wendel SE	3,235	296,240
Worldline SA*†	29,045	947,368
		211,224,768
Germany — 7.6%
adidas AG	19,670	3,933,526
Allianz SE	48,971	11,913,373
BASF SE	108,534	5,506,664
Bayer AG	119,289	6,537,404
Bayerische Motoren Werke AG	40,203	4,236,043
Bayerische Motoren Werke AG (Preference Shares)	7,213	694,151
Bechtle AG	9,945	484,627
Beiersdorf AG	12,239	1,603,181
Brenntag SE	18,760	1,520,392
Carl Zeiss Meditec AG	4,887	486,045
Commerzbank AG	129,255	1,422,601
Continental AG	13,357	993,869
Covestro AG*†	23,459	1,248,232
Daimler Truck Holding AG	59,955	2,112,248
Delivery Hero SE*†	21,056	770,012
Deutsche Bank AG	235,345	2,565,235
Deutsche Boerse AG	23,070	4,098,866
Deutsche Lufthansa AG†	72,580	649,057
Deutsche Telekom AG	393,555	8,424,930
DHL Group	122,206	5,709,372
Dr. Ing. h.c. F. Porsche AG (Preference Shares)*	13,827	1,527,069
E.ON SE	272,609	3,363,970
Evonik Industries AG	25,462	488,830
Fresenius Medical Care AG & Co. KGaA	24,939	1,204,749
Fresenius SE & Co. KGaA	51,292	1,646,864
GEA Group AG	18,391	725,899
Hannover Rueck SE	7,322	1,558,149
Heidelberg Materials AG	17,584	1,416,313
HelloFresh SE†	19,864	642,309
Henkel AG & Co. KGaA	12,618	872,659
Henkel AG & Co. KGaA (Preference Shares)	20,551	1,575,959
Infineon Technologies AG	158,568	5,676,708
Knorr-Bremse AG	8,808	602,666
LEG Immobilien SE†	8,999	649,887
Mercedes-Benz Group AG	103,922	7,610,939
Merck KGaA	15,693	2,824,774
MTU Aero Engines AG	6,504	1,521,955
Muenchener Rueckversicherungs-Gesellschaft AG	17,011	6,607,317
Nemetschek SE	7,012	484,645
Porsche Automobil Holding SE (Preference Shares)	18,593	999,397
Puma SE	12,819	861,818
Rational AG	621	473,724
Rheinmetall AG	5,289	1,441,238
RWE AG	76,771	3,168,368
SAP SE	126,793	17,711,212
Sartorius AG (Preference Shares)	3,182	1,302,182
Scout24 SE*	9,107	628,259
Siemens AG	92,281	13,897,021
Siemens Energy AG†	63,085	900,226
Siemens Healthineers AG*	34,241	1,717,228
Symrise AG	16,123	1,681,164
Talanx AG	7,691	517,481
Telefonica Deutschland Holding AG	108,354	206,084
Volkswagen AG	3,583	512,462

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Volkswagen AG (Preference Shares)	25,038	$ 3,069,032
Vonovia SE	86,971	2,085,129
Wacker Chemie AG	2,216	327,038
Zalando SE*†	27,202	847,435
		158,257,987
Hong Kong — 1.6%
AIA Group, Ltd.	1,414,000	12,837,581
BOC Hong Kong Holdings, Ltd.	449,500	1,249,511
CLP Holdings, Ltd.	199,500	1,564,486
Galaxy Entertainment Group, Ltd.†	265,000	1,753,747
Hang Lung Properties, Ltd.	219,000	292,657
Hang Seng Bank, Ltd.	92,900	1,184,594
Henderson Land Development Co., Ltd.	176,231	484,265
Hong Kong & China Gas Co., Ltd.	1,359,523	1,000,268
Hong Kong Exchanges & Clearing, Ltd.	146,200	5,667,281
Link REIT	307,080	1,523,193
MTR Corp., Ltd.	188,500	787,184
New World Development Co., Ltd.	183,750	390,352
Power Assets Holdings, Ltd.	168,000	827,966
Sino Land Co., Ltd.	446,000	511,268
Sun Hung Kai Properties, Ltd.	176,000	1,981,651
Swire Pacific, Ltd., Class A	52,500	433,129
Swire Properties, Ltd.	142,000	296,952
Techtronic Industries Co., Ltd.	167,000	1,650,334
		34,436,419
Ireland — 0.9%
AIB Group PLC	162,306	739,538
Bank of Ireland Group PLC	129,947	1,296,073
CRH PLC	89,902	5,178,418
DCC PLC	11,990	657,225
Flutter Entertainment PLC†	21,422	3,900,142
James Hardie Industries PLC CDI†	53,676	1,618,284
Kerry Group PLC, Class A	19,351	1,807,498
Kingspan Group PLC	18,772	1,589,352
Smurfit Kappa Group PLC	31,588	1,328,310
		18,114,840
Isle of Man — 0.0%
Entain PLC	71,500	1,048,419
Israel — 0.6%
Azrieli Group, Ltd.	5,153	276,684
Bank Hapoalim BM	154,209	1,278,908
Bank Leumi Le-Israel BM	187,453	1,457,511
Check Point Software Technologies, Ltd.†	11,731	1,578,875
CyberArk Software, Ltd.†	4,982	827,211
Elbit Systems, Ltd.	3,231	635,742
ICL Group, Ltd.	93,927	563,110
Israel Discount Bank, Ltd., Class A	150,201	752,377
Mizrahi Tefahot Bank, Ltd.	18,737	616,840
Monday.com, Ltd.†	2,319	411,483
NICE, Ltd.†	7,714	1,525,336
Teva Pharmaceutical Industries, Ltd. ADR†	134,875	1,316,380
Tower Semiconductor, Ltd.†	13,351	390,028
Wix.com, Ltd.†	6,554	647,339
		12,277,824
Italy — 1.7%
Amplifon SpA#	15,119	492,485
Assicurazioni Generali SpA	123,066	2,552,835
DiaSorin SpA	3,057	323,398
Security Description	Shares or Principal Amount	Value

Italy (continued)
Enel SpA	987,573	$ 6,650,136
Eni SpA	281,879	4,365,985
FinecoBank Banca Fineco SpA	74,145	1,017,854
Infrastrutture Wireless Italiane SpA*	40,807	505,103
Intesa Sanpaolo SpA	1,959,821	5,253,329
Mediobanca Banca di Credito Finanziario SpA	67,027	877,257
Moncler SpA	25,010	1,698,772
Nexi SpA*†	71,668	515,395
Poste Italiane SpA*	63,437	705,420
Prysmian SpA	30,931	1,267,478
Recordati Industria Chimica e Farmaceutica SpA	12,696	638,509
Snam SpA	244,851	1,264,863
Telecom Italia SpA#†	1,209,874	375,867
Terna - Rete Elettrica Nazionale SpA	170,841	1,411,617
UniCredit SpA	223,872	5,477,783
		35,394,086
Japan — 20.4%
Advantest Corp.	23,300	2,932,218
Aeon Co., Ltd.#	79,400	1,647,538
AGC, Inc.	24,900	875,038
Aisin Corp.	17,900	598,779
Ajinomoto Co., Inc.	54,700	2,320,788
ANA Holdings, Inc.#†	19,400	438,682
Asahi Group Holdings, Ltd.	58,500	2,282,182
Asahi Intecc Co., Ltd.#	26,400	538,361
Asahi Kasei Corp.	152,300	985,849
Astellas Pharma, Inc.	219,700	3,343,934
Azbil Corp.	14,000	467,645
Bandai Namco Holdings, Inc.	72,800	1,692,220
BayCurrent Consulting, Inc.	16,000	551,277
Bridgestone Corp.	69,300	2,696,363
Brother Industries, Ltd.	28,200	478,447
Canon, Inc.	121,500	2,996,268
Capcom Co., Ltd.	21,000	886,649
Central Japan Railway Co.	17,500	2,248,015
Chiba Bank, Ltd.	64,400	460,996
Chubu Electric Power Co., Inc.	78,200	1,045,390
Chugai Pharmaceutical Co., Ltd.	81,500	2,496,618
Concordia Financial Group, Ltd.	128,700	571,784
CyberAgent, Inc.	52,196	332,918
Dai Nippon Printing Co., Ltd.	26,600	728,189
Daifuku Co., Ltd.	36,873	682,617
Dai-ichi Life Holdings, Inc.	114,200	2,128,275
Daiichi Sankyo Co., Ltd.	224,600	6,636,348
Daikin Industries, Ltd.	32,000	5,547,957
Daito Trust Construction Co., Ltd.	7,500	828,121
Daiwa House Industry Co., Ltd.	72,800	2,025,461
Daiwa House REIT Investment Corp.#	268	508,757
Daiwa Securities Group, Inc.	162,000	923,042
Denso Corp.	52,600	3,600,422
Dentsu Group, Inc.	24,600	736,335
Disco Corp.	11,200	2,212,750
East Japan Railway Co.	36,700	2,076,459
Eisai Co., Ltd.	30,600	1,947,110
ENEOS Holdings, Inc.	349,800	1,313,418
FANUC Corp.	116,500	3,325,369
Fast Retailing Co., Ltd.	21,300	4,901,364
Fuji Electric Co., Ltd.	15,400	727,688
FUJIFILM Holdings Corp.	45,300	2,681,977
Fujitsu, Ltd.	21,400	2,677,666
GLP J-REIT	544	513,359
GMO Payment Gateway, Inc.	5,100	323,467

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Hakuhodo DY Holdings, Inc.	28,400	$ 270,053
Hamamatsu Photonics KK	17,000	788,220
Hankyu Hanshin Holdings, Inc.	27,800	999,306
Hikari Tsushin, Inc.	2,500	416,853
Hirose Electric Co., Ltd.	3,635	441,087
Hitachi Construction Machinery Co., Ltd.	13,100	408,860
Hitachi, Ltd.	113,900	7,588,897
Honda Motor Co., Ltd.	187,000	6,044,613
Hoshizaki Corp.	13,200	507,514
Hoya Corp.	43,300	4,807,804
Hulic Co., Ltd.#	46,600	418,934
Ibiden Co., Ltd.	13,700	827,866
Idemitsu Kosan Co., Ltd.	25,276	537,676
Iida Group Holdings Co., Ltd.	19,300	316,703
Inpex Corp.	117,900	1,649,036
Isuzu Motors, Ltd.	70,800	909,969
ITOCHU Corp.#	144,300	5,427,057
Itochu Techno-Solutions Corp.	11,700	347,795
Japan Airlines Co., Ltd.	17,500	360,957
Japan Exchange Group, Inc.	61,000	1,066,174
Japan Metropolitan Fund Investment Corp.#	849	570,688
Japan Post Bank Co., Ltd.	179,200	1,439,192
Japan Post Holdings Co., Ltd.	266,500	2,045,984
Japan Post Insurance Co., Ltd.	24,300	392,070
Japan Real Estate Investment Corp.	155	644,524
Japan Tobacco, Inc.	145,700	3,195,496
JFE Holdings, Inc.	59,700	945,180
JSR Corp.#	21,500	601,430
Kajima Corp.	51,400	859,699
Kansai Electric Power Co., Inc.	85,500	1,218,784
Kao Corp.	56,600	2,193,666
Kawasaki Kisen Kaisha, Ltd.#	16,700	560,818
KDDI Corp.	181,700	5,401,234
Keio Corp.#	12,500	433,005
Keisei Electric Railway Co., Ltd.	15,700	601,908
Keyence Corp.	23,600	9,816,640
Kikkoman Corp.	16,500	955,559
Kintetsu Group Holdings Co., Ltd.#	22,000	696,917
Kirin Holdings Co., Ltd.	94,300	1,326,079
Kobayashi Pharmaceutical Co., Ltd.	6,201	306,949
Kobe Bussan Co., Ltd.	18,240	454,323
Koei Tecmo Holdings Co., Ltd.	14,260	221,748
Koito Manufacturing Co., Ltd.	25,400	432,164
Komatsu, Ltd.	112,300	3,203,168
Konami Group Corp.	12,200	709,050
Kose Corp.	4,079	338,947
Kubota Corp.	122,900	1,972,380
Kurita Water Industries, Ltd.#	12,700	496,059
Kyocera Corp.	39,000	2,004,481
Kyowa Kirin Co., Ltd.	32,800	602,030
Lasertec Corp.#	9,125	1,422,106
LIXIL Corp.	34,900	437,644
M3, Inc.	53,600	1,069,642
Makita Corp.	27,200	747,418
Marubeni Corp.	185,600	3,041,776
MatsukiyoCocokara & Co.	13,900	819,221
Mazda Motor Corp.	69,000	726,778
McDonald's Holdings Co. Japan, Ltd.#	10,500	417,849
MEIJI Holdings Co., Ltd.	26,700	670,184
Minebea Mitsumi, Inc.	44,100	750,332
MISUMI Group, Inc.	34,600	604,867
Mitsubishi Chemical Group Corp.	155,500	930,146
Security Description	Shares or Principal Amount	Value

Japan (continued)
Mitsubishi Corp.	150,500	$ 7,443,541
Mitsubishi Electric Corp.	234,600	3,061,998
Mitsubishi Estate Co., Ltd.	136,700	1,749,914
Mitsubishi HC Capital, Inc.	106,900	695,719
Mitsubishi Heavy Industries, Ltd.	38,900	2,211,093
Mitsubishi UFJ Financial Group, Inc.	1,386,500	11,087,616
Mitsui & Co., Ltd.	159,400	5,951,138
Mitsui Chemicals, Inc.	20,700	562,832
Mitsui Fudosan Co., Ltd.	109,400	2,400,115
Mitsui OSK Lines, Ltd.#	41,800	1,159,523
Mizuho Financial Group, Inc.	292,920	4,851,969
MonotaRO Co., Ltd.	30,400	359,798
MS&AD Insurance Group Holdings, Inc.	52,100	1,876,381
Murata Manufacturing Co., Ltd.	69,700	3,921,059
NEC Corp.	29,800	1,574,231
Nexon Co., Ltd.	47,400	963,344
NGK Insulators, Ltd.	28,400	377,509
NIDEC Corp.	50,700	2,659,489
Nintendo Co., Ltd.	126,200	5,435,894
Nippon Building Fund, Inc.	186	786,213
Nippon Express Holdings, Inc.	8,800	457,797
Nippon Paint Holdings Co., Ltd.	115,100	890,770
Nippon Prologis REIT, Inc.	267	537,505
Nippon Sanso Holdings Corp.	21,000	507,626
Nippon Shinyaku Co., Ltd.	6,400	281,478
Nippon Steel Corp.	98,100	2,324,140
Nippon Telegraph & Telephone Corp.	3,627,500	4,196,077
Nippon Yusen KK#	58,800	1,570,479
Nissan Chemical Corp.	15,400	661,323
Nissan Motor Co., Ltd.	281,900	1,202,815
Nisshin Seifun Group, Inc.	24,000	316,794
Nissin Foods Holdings Co., Ltd.	7,500	655,693
Nitori Holdings Co., Ltd.	9,700	1,108,038
Nitto Denko Corp.#	18,200	1,244,522
Nomura Holdings, Inc.	353,400	1,370,413
Nomura Real Estate Holdings, Inc.	13,300	335,299
Nomura Real Estate Master Fund, Inc.	515	605,632
Nomura Research Institute, Ltd.	46,900	1,349,026
NTT Data Corp.	76,600	1,032,424
Obayashi Corp.	78,800	714,370
OBIC Co., Ltd.#	8,500	1,479,810
Odakyu Electric Railway Co., Ltd.#	35,799	532,944
Oji Holdings Corp.	104,700	428,889
Olympus Corp.	146,100	1,978,694
Omron Corp.#	21,300	1,030,341
Ono Pharmaceutical Co., Ltd.	47,100	893,960
Open House Group Co., Ltd.	9,500	321,640
Oracle Corp. Japan	4,700	328,527
Oriental Land Co., Ltd.	132,500	4,780,181
ORIX Corp.	142,400	2,662,140
Osaka Gas Co., Ltd.	45,500	728,650
Otsuka Corp.	13,800	616,042
Otsuka Holdings Co., Ltd.	47,400	1,806,800
Pan Pacific International Holdings Corp.	46,200	922,285
Panasonic Holdings Corp.	268,230	3,096,273
Persol Holdings Co., Ltd.	21,574	369,959
Rakuten Group, Inc.#	115,900	452,703
Recruit Holdings Co., Ltd.	175,083	6,281,544
Renesas Electronics Corp.†	154,600	2,603,851
Resona Holdings, Inc.	259,800	1,379,041
Ricoh Co., Ltd.	66,600	543,804
Rohm Co., Ltd.	10,600	886,642
SBI Holdings, Inc.	29,800	609,436

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
SCSK Corp.	18,942	$ 328,860
Secom Co., Ltd.	25,500	1,786,814
Seiko Epson Corp.	35,100	550,643
Sekisui Chemical Co., Ltd.	44,300	680,812
Sekisui House, Ltd.	74,800	1,527,155
Seven & i Holdings Co., Ltd.	91,500	3,761,377
SG Holdings Co., Ltd.	38,856	561,896
Sharp Corp.†	27,600	170,139
Shimadzu Corp.	28,800	848,392
Shimano, Inc.	9,400	1,382,590
Shimizu Corp.	67,000	451,149
Shin-Etsu Chemical Co., Ltd.	221,200	7,083,204
Shionogi & Co., Ltd.	31,700	1,398,116
Shiseido Co., Ltd.	48,600	1,976,134
Shizuoka Financial Group, Inc.	54,200	441,438
SMC Corp.	7,000	3,396,680
SoftBank Corp.	348,800	4,003,547
SoftBank Group Corp.	124,900	5,618,547
Sompo Holdings, Inc.	38,000	1,657,693
Sony Group Corp.	153,100	12,779,817
Square Enix Holdings Co., Ltd.	10,400	395,285
Subaru Corp.	74,700	1,442,453
SUMCO Corp.	42,504	568,784
Sumitomo Chemical Co., Ltd.	170,900	473,838
Sumitomo Corp.	136,800	2,819,775
Sumitomo Electric Industries, Ltd.	86,800	1,065,201
Sumitomo Metal Mining Co., Ltd.	30,000	931,991
Sumitomo Mitsui Financial Group, Inc.	158,600	7,282,770
Sumitomo Mitsui Trust Holdings, Inc.	40,200	1,506,101
Sumitomo Realty & Development Co., Ltd.	34,700	889,352
Suntory Beverage & Food, Ltd.	16,900	547,556
Suzuki Motor Corp.	44,700	1,761,947
Sysmex Corp.	20,400	1,086,775
T&D Holdings, Inc.	60,800	966,774
Taisei Corp.	20,600	694,194
Takeda Pharmaceutical Co., Ltd.	192,100	5,952,004
TDK Corp.	47,200	1,723,914
Terumo Corp.	81,700	2,478,038
TIS, Inc.	26,756	632,052
Tobu Railway Co., Ltd.	22,900	628,473
Toho Co., Ltd.	13,600	519,248
Tokio Marine Holdings, Inc.	218,800	4,852,865
Tokyo Electric Power Co. Holdings, Inc.†	185,400	815,533
Tokyo Electron, Ltd.	54,400	8,066,806
Tokyo Gas Co., Ltd.	47,500	1,102,495
Tokyu Corp.	64,500	815,920
Toppan, Inc.	29,700	718,744
Toray Industries, Inc.	168,400	909,854
Toshiba Corp.	50,000	1,581,498
Tosoh Corp.	31,600	409,620
TOTO, Ltd.	16,100	442,074
Toyota Industries Corp.	17,800	1,260,112
Toyota Motor Corp.	1,287,700	22,258,947
Toyota Tsusho Corp.	25,800	1,541,847
Trend Micro, Inc.	16,200	689,108
Unicharm Corp.	49,000	1,957,373
USS Co., Ltd.	24,999	437,197
Welcia Holdings Co., Ltd.#	11,500	211,631
West Japan Railway Co.	26,700	1,156,856
Yakult Honsha Co., Ltd.	15,600	818,519
Yamaha Corp.	17,100	528,767
Yamaha Motor Co., Ltd.	36,100	937,640
Security Description	Shares or Principal Amount	Value

Japan (continued)
Yamato Holdings Co., Ltd.	34,600	$ 650,764
Yaskawa Electric Corp.#	29,100	1,144,239
Yokogawa Electric Corp.	27,700	549,926
Z Holdings Corp.	324,400	976,132
ZOZO, Inc.	15,093	301,819
		425,481,186
Jersey — 0.6%
Experian PLC	111,606	3,904,982
Glencore PLC	1,296,012	6,919,312
WPP PLC	130,484	1,265,845
		12,090,139
Luxembourg — 0.2%
ArcelorMittal SA	58,622	1,559,294
Eurofins Scientific SE	16,382	1,009,696
Tenaris SA	57,338	917,695
		3,486,685
Netherlands — 5.4%
ABN AMRO Bank NV CVA*#	49,041	722,950
Adyen NV*#†	2,635	2,207,236
Aegon NV	204,906	1,053,180
AerCap Holdings NV†	20,152	1,239,751
Airbus SE	71,979	10,566,472
Akzo Nobel NV	20,694	1,683,864
Argenx SE†	6,761	3,407,585
ASM International NV	5,692	2,747,829
ASML Holding NV	48,950	32,266,699
CNH Industrial NV	124,252	1,721,884
Davide Campari-Milano NV	63,470	830,702
Euronext NV*	10,404	751,917
EXOR NV	13,168	1,167,143
Ferrari NV	15,305	4,862,624
Ferrovial SE#	61,830	1,961,078
Heineken Holding NV	13,989	1,120,988
Heineken NV	31,473	3,065,356
IMCD NV#	6,920	954,847
ING Groep NV	439,491	6,242,966
JDE Peet's NV#	15,261	424,960
Just Eat Takeaway.com NV *#†	25,373	357,727
Koninklijke Ahold Delhaize NV	118,470	3,876,371
Koninklijke KPN NV	392,178	1,372,309
Koninklijke Philips NV†	113,028	2,549,289
NN Group NV#	30,447	1,174,021
OCI NV	12,810	324,483
Prosus NV	97,324	6,730,916
QIAGEN NV†	27,650	1,264,953
Randstad NV	13,402	787,369
Stellantis NV	273,130	5,086,993
STMicroelectronics NV	82,988	3,929,330
Universal Music Group NV	99,485	2,469,296
Wolters Kluwer NV	31,268	3,770,289
		112,693,377
New Zealand — 0.2%
Auckland International Airport, Ltd.#†	152,009	707,922
EBOS Group, Ltd.#	18,611	421,159
Fisher & Paykel Healthcare Corp., Ltd.	70,349	952,665
Mercury NZ, Ltd.	84,194	311,521
Meridian Energy, Ltd.	156,828	501,716

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
New Zealand (continued)
Spark New Zealand, Ltd.	227,227	$ 687,640
Xero, Ltd.†	17,426	1,412,526
		4,995,149
Norway — 0.6%
Adevinta ASA†	35,385	252,282
Aker BP ASA#	38,371	1,041,590
DNB Bank ASA	112,950	2,237,391
Equinor ASA	115,672	3,570,788
Gjensidige Forsikring ASA	24,285	378,036
Kongsberg Gruppen ASA	10,765	446,327
Mowi ASA	53,371	968,857
Norsk Hydro ASA	163,295	907,732
Orkla ASA	91,197	697,207
Salmar ASA	8,812	430,998
Telenor ASA	84,963	910,229
Yara International ASA	20,104	735,390
		12,576,827
Portugal — 0.1%
EDP - Energias de Portugal SA	355,625	1,621,927
Galp Energia SGPS SA	59,749	823,142
Jeronimo Martins SGPS SA	34,385	876,207
		3,321,276
Singapore — 1.1%
CapitaLand Ascendas REIT	408,324	836,921
CapitaLand Integrated Commercial Trust	645,868	912,803
CapitaLand Investment, Ltd.	315,900	757,346
City Developments, Ltd.	60,700	300,030
DBS Group Holdings, Ltd.	219,900	5,418,380
Genting Singapore, Ltd.	734,200	475,360
Jardine Cycle & Carriage, Ltd.	12,000	296,748
Keppel Corp., Ltd.	176,800	907,908
Mapletree Logistics Trust	419,678	521,706
Mapletree Pan Asia Commercial Trust	286,300	322,007
Oversea-Chinese Banking Corp., Ltd.	411,200	3,818,536
Seatrium, Ltd.†	4,971,326	533,384
Singapore Airlines, Ltd.	162,649	826,815
Singapore Exchange, Ltd.	104,100	741,783
Singapore Technologies Engineering, Ltd.	189,600	534,519
Singapore Telecommunications, Ltd.	1,002,600	1,765,650
United Overseas Bank, Ltd.	153,500	3,230,264
UOL Group, Ltd.	56,400	277,107
Venture Corp., Ltd.	33,652	326,448
Wilmar International, Ltd.	233,300	652,539
		23,456,254
Spain — 2.3%
Acciona SA#	2,997	428,486
ACS Actividades de Construccion y Servicios SA	26,598	934,178
Aena SME SA*	9,107	1,431,901
Amadeus IT Group SA	54,701	3,754,643
Banco Bilbao Vizcaya Argentaria SA	732,193	5,768,869
Banco Santander SA	1,997,889	7,803,416
CaixaBank SA	501,011	2,028,576
Cellnex Telecom SA*	68,626	2,626,837
Corp. ACCIONA Energias Renovables SA#	7,996	237,918
EDP Renovaveis SA#	31,520	577,791
Enagas SA	30,221	515,966
Endesa SA#	38,567	802,110
Grifols SA†	36,219	496,621
Iberdrola SA	725,943	8,627,456
Security Description	Shares or Principal Amount	Value

Spain (continued)
Industria de Diseno Textil SA	132,451	$ 5,078,520
Naturgy Energy Group SA#	15,305	443,777
Redeia Corp. SA	49,275	801,738
Repsol SA	161,176	2,485,248
Telefonica SA	631,120	2,616,975
		47,461,026
SupraNational — 0.0%
HKT Trust & HKT, Ltd.	460,000	490,363
Unibail-Rodamco-Westfield†	14,321	766,977
		1,257,340
Sweden — 2.6%
Alfa Laval AB	35,178	1,237,664
Assa Abloy AB, Class B	121,702	2,744,506
Atlas Copco AB, Class A	326,148	4,317,957
Atlas Copco AB, Class B	189,526	2,187,205
Beijer Ref AB	40,894	469,879
Boliden AB	33,210	884,356
Embracer Group AB†	79,634	193,112
Epiroc AB, Class A	80,018	1,539,187
Epiroc AB, Class B	47,352	776,766
EQT AB	43,180	870,817
Essity AB, Class B	73,962	1,727,368
Evolution AB*	22,252	2,410,862
Fastighets AB Balder, Class B†	79,164	379,605
Getinge AB, Class B	27,774	482,877
H & M Hennes & Mauritz AB, Class B	79,811	1,220,875
Hexagon AB, Class B	252,096	2,254,208
Holmen AB, Class B	11,391	432,293
Husqvarna AB, Class B	50,951	439,774
Industrivarden AB, Class A	15,806	412,456
Industrivarden AB, Class C	18,748	488,371
Indutrade AB	33,178	638,499
Investment AB Latour, Class B	17,978	327,507
Investor AB, Class A	52,986	1,012,921
Investor AB, Class B	210,163	4,052,191
Kinnevik AB, Class B†	29,467	347,058
L E Lundbergforetagen AB, Class B	9,228	375,745
Lifco AB, Class B	28,305	519,125
Nibe Industrier AB, Class B	184,016	1,381,234
Saab AB, Series B	9,723	513,835
Sagax AB, Class B	23,161	482,534
Sandvik AB	129,464	2,452,467
Securitas AB, Class B	59,717	486,856
Skandinaviska Enskilda Banken AB, Class A	196,210	2,278,678
Skanska AB, Class B	41,312	605,992
SKF AB, Class B	41,376	671,744
Svenska Cellulosa AB SCA, Class B	73,567	981,028
Svenska Handelsbanken AB, Class A	177,105	1,477,857
Swedbank AB, Class A	103,088	1,828,062
Swedish Orphan Biovitrum AB†	20,690	399,873
Tele2 AB, Class B	64,868	458,226
Telefonaktiebolaget LM Ericsson, Class B	354,406	1,823,418
Telia Co. AB	297,944	601,684
Volvo AB, Class A	24,317	498,400
Volvo AB, Class B	183,229	3,701,900
Volvo Car AB, Class B†	72,356	275,717
		53,662,689
Switzerland — 9.2%
ABB, Ltd.	190,852	7,278,886
Adecco Group AG#	19,428	838,614
Alcon, Inc.	60,675	5,077,371

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Bachem Holding AG#	4,098	$ 383,426
Baloise Holding AG	5,561	870,018
Banque Cantonale Vaudoise#	3,657	396,605
Barry Callebaut AG	433	755,857
BKW AG	2,564	441,193
Chocoladefabriken Lindt & Spruengli AG	13	1,533,480
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	121	1,447,863
Cie Financiere Richemont SA	63,383	9,012,175
Clariant AG	26,198	437,152
Coca-Cola HBC AG	26,744	771,770
DSM-Firmenich AG	21,223	1,959,572
Dufry AG†	11,969	533,310
EMS-Chemie Holding AG	852	640,917
Geberit AG	4,138	2,148,284
Givaudan SA	1,121	3,741,108
Helvetia Holding AG	4,507	686,752
Holcim, Ltd.	67,309	4,462,121
Julius Baer Group, Ltd.	25,960	1,806,194
Kuehne & Nagel International AG	6,598	1,986,085
Logitech International SA	19,968	1,384,773
Lonza Group AG	9,042	5,004,397
Nestle SA	333,912	40,219,887
Novartis AG	248,884	25,163,106
Partners Group Holding AG	2,756	2,980,168
Roche Holding AG	85,307	25,137,728
Roche Holding AG (BR)#	3,886	1,215,049
Schindler Holding AG	2,851	599,990
Schindler Holding AG (Participation Certificate)	4,944	1,103,424
SGS SA	18,201	1,656,191
SIG Group AG	37,133	978,611
Sika AG	17,734	5,026,992
Sonova Holding AG	6,312	1,669,909
Straumann Holding AG	13,553	2,055,926
Swatch Group AG (TRQX)	6,389	341,022
Swatch Group AG (XEGT)	3,513	989,057
Swiss Life Holding AG	3,743	2,349,995
Swiss Prime Site AG	9,315	895,278
Swiss Re AG	36,624	3,561,444
Swisscom AG	3,145	1,915,447
Temenos AG	7,744	615,943
UBS Group AG	385,174	10,246,889
VAT Group AG*	3,278	1,315,134
Zurich Insurance Group AG	18,269	8,582,821
		192,217,934
United Kingdom — 12.4%
3i Group PLC	118,182	2,984,526
Abrdn PLC	243,075	508,388
Admiral Group PLC	25,774	812,997
Anglo American PLC	154,292	4,105,574
Antofagasta PLC	47,882	878,311
Ashtead Group PLC	53,250	3,726,328
Associated British Foods PLC	42,604	1,075,367
AstraZeneca PLC	188,187	25,417,693
Auto Trader Group PLC*	111,540	856,836
Aviva PLC	338,230	1,607,618
BAE Systems PLC	370,761	4,732,024
Barclays PLC	1,887,844	3,524,143
Barratt Developments PLC	119,503	686,234
Berkeley Group Holdings PLC	13,077	672,743
BP PLC	2,148,550	13,268,686
Security Description	Shares or Principal Amount	Value

United Kingdom (continued)
British American Tobacco PLC	257,918	$ 8,568,504
British Land Co. PLC	106,939	438,382
BT Group PLC#	844,174	1,236,225
Bunzl PLC	41,007	1,470,118
Burberry Group PLC	45,924	1,270,575
Centrica PLC	690,431	1,327,262
Coca-Cola Europacific Partners PLC	24,976	1,601,211
Compass Group PLC	211,874	5,349,249
Croda International PLC	16,955	1,186,047
Diageo PLC	273,775	11,249,042
Endeavour Mining PLC	22,541	460,591
GSK PLC	497,220	8,747,745
Haleon PLC	616,708	2,519,516
Halma PLC	46,098	1,252,030
Hargreaves Lansdown PLC	43,195	416,524
Hikma Pharmaceuticals PLC	20,098	557,322
HSBC Holdings PLC	2,425,876	17,919,235
Imperial Brands PLC	106,596	2,416,465
Informa PLC	168,991	1,564,480
InterContinental Hotels Group PLC	21,052	1,587,852
Intertek Group PLC	19,597	1,027,774
J Sainsbury PLC	200,257	685,204
JD Sports Fashion PLC	314,675	579,010
Johnson Matthey PLC	22,275	459,953
Kingfisher PLC	235,414	697,840
Land Securities Group PLC	85,538	652,974
Legal & General Group PLC	725,296	2,009,425
Lloyds Banking Group PLC	8,045,517	4,316,845
London Stock Exchange Group PLC	48,760	5,051,480
M&G PLC	272,268	658,776
Mondi PLC	58,957	981,383
National Grid PLC	446,517	5,601,041
NatWest Group PLC	696,292	2,032,271
Next PLC	14,825	1,312,367
Ocado Group PLC†	70,247	775,627
Pearson PLC	78,259	831,772
Persimmon PLC	38,782	523,715
Phoenix Group Holdings PLC	91,109	601,322
Prudential PLC	334,302	4,091,795
Reckitt Benckiser Group PLC	86,959	6,281,301
RELX PLC	231,052	7,545,716
Rentokil Initial PLC	305,990	2,332,745
Rio Tinto PLC	136,691	8,437,224
Rolls-Royce Holdings PLC†	1,016,016	2,861,198
Sage Group PLC	124,375	1,529,890
Schroders PLC	97,871	510,562
Segro PLC	146,844	1,371,725
Severn Trent PLC	30,545	928,665
Shell PLC	831,469	25,400,435
Smith & Nephew PLC	106,047	1,437,441
Smiths Group PLC	42,769	888,548
Spirax-Sarco Engineering PLC	8,958	1,150,119
SSE PLC	132,390	2,727,829
St. James's Place PLC	66,552	745,957
Standard Chartered PLC	292,258	2,634,573
Taylor Wimpey PLC	428,863	620,973
Tesco PLC	888,613	2,990,970
Unilever PLC	306,716	15,705,095
United Utilities Group PLC	82,797	993,282
Vodafone Group PLC	2,785,884	2,583,695

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Whitbread PLC	24,538	$ 1,069,314
Wise PLC, Class A†	74,651	605,423
		260,239,097
Total Common Stocks (cost $1,618,237,709)		1,868,710,496
UNAFFILIATED INVESTMENT COMPANIES — 3.9%
United States — 3.9%
iShares MSCI EAFE ETF (cost $78,504,479)	1,120,500	80,149,365
WARRANTS — 0.0%
Switzerland — 0.0%
Cie Financiere Richemont SA Expires 11/22/2023† (cost $0)	94,272	90,179
RIGHTS — 0.0%
Sweden — 0.0%
Swedish Orphan Biovitrum AB Expires 09/14/2023† (cost $0)	20,690	18,690
Total Long-Term Investment Securities (cost $1,696,742,188)		1,948,968,730
SHORT-TERM INVESTMENTS — 1.4%
U.S. Government — 0.3%
United States Treasury Bills
4.30%, 10/05/2023(1)	$ 500,000	497,504
4.41%, 11/02/2023(1)	850,000	842,271
4.55%, 11/02/2023(1)	800,000	792,725
4.55%, 11/02/2023(1)	800,000	792,725
5.20%, 09/05/2023(1)	3,750,000	3,747,824
		6,673,049
Unaffiliated Investment Companies — 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio 5.34%(2)(3)	23,118,030	23,118,030
Total Short-Term Investments (cost $29,794,842)		29,791,079
REPURCHASE AGREEMENTS — 5.8%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 08/31/2023, to be repurchased 09/01/2023 in the amount of $120,771,865 and collateralized by $120,786,300 of United States Treasury Notes, bearing interest at 4.63% due 03/15/2026 and having an approximate value of $123,181,922 (cost $120,766,498)	120,766,498	120,766,498
TOTAL INVESTMENTS (cost $1,847,303,528)	100.5%	2,099,526,307
Other assets less liabilities	(0.5)	(10,122,792)
NET ASSETS	100.0%	$2,089,403,515
#	The security or a portion thereof is out on loan.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Equities Index Fund has no right to demand registration of these securities. At August 31, 2023, the aggregate value of these securities was $25,813,047 representing 1.2% of net assets.
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	The rate shown is the 7-day yield as of August 31, 2023.
(3)	At August 31, 2023, the Fund had loaned securities with a total value of $36,384,433. This was secured by collateral of $23,118,030, which was received in cash and subsequently invested in short-term investments currently valued at $23,118,030 as reported in the Portfolio of Investments. Additional collateral of $15,363,511 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2023
United States Treasury Bills	0.00%	09/21/2023 to 12/07/2023	$83,864
United States Treasury Notes/Bonds	0.13% to 6.50%	10/31/2023 to 02/15/2053	15,279,647
ADR—American Depositary Receipt
BR—Bearer Shares
CDI—Chess Depositary Interest
CVA—Certification Van Aandelen (Dutch Cert.)
ETF—Exchange Traded Fund
TRQX—Turquoise Stock Exchange
XEGT—Equiduct Stock Exchange

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
1,341	Long	MSCI EAFE Index	September 2023	$144,973,128	$141,428,565	$(3,544,563)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Industry Allocation*
Banks	10.0%
Pharmaceuticals	8.6
Repurchase Agreements	5.8
Insurance	4.4
Oil & Gas	4.1
Food	3.9
Unaffiliated Investment Companies	3.9
Auto Manufacturers	3.5
Semiconductors	3.0
Telecommunications	2.7
Chemicals	2.6
Mining	2.6
Electric	2.5
Commercial Services	2.4
Apparel	2.3
Cosmetics/Personal Care	2.0
Healthcare-Products	2.0
Retail	1.9
Machinery-Diversified	1.9
Beverages	1.7
Building Materials	1.6
Software	1.5
Distribution/Wholesale	1.5
Aerospace/Defense	1.4
Electronics	1.4
Short-Term Investments	1.4
Transportation	1.3
Diversified Financial Services	1.3
Machinery-Construction & Mining	1.3
Computers	1.1
Engineering & Construction	1.0
Miscellaneous Manufacturing	1.0
Biotechnology	0.8
Home Furnishings	0.8
Electrical Components & Equipment	0.8
REITS	0.7
Real Estate	0.7
Entertainment	0.7
Internet	0.7
Agriculture	0.7
Auto Parts & Equipment	0.6
Healthcare-Services	0.6
Investment Companies	0.5
Iron/Steel	0.5
Household Products/Wares	0.4
Toys/Games/Hobbies	0.4
Lodging	0.4
Food Service	0.4
Private Equity	0.3
Media	0.3
Gas	0.3
Forest Products & Paper	0.3
Water	0.3
Packaging & Containers	0.3
Home Builders	0.2
Hand/Machine Tools	0.2
Advertising	0.2

VALIC Company I International Equities Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Industry Allocation* (continued)
Office/Business Equipment	0.2%
Metal Fabricate/Hardware	0.2
Leisure Time	0.2
Energy-Alternate Sources	0.1
Holding Companies-Diversified	0.1
100.5%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,868,710,496	$—	$—	$1,868,710,496
Unaffiliated Investment Companies	80,149,365	—	—	80,149,365
Warrants	90,179	—	—	90,179
Rights	—	18,690	—	18,690
Short-Term Investments:
U.S. Government	—	6,673,049	—	6,673,049
Other Short-Term Investments	23,118,030	—	—	23,118,030
Repurchase Agreements	—	120,766,498	—	120,766,498
Total Investments at Value	$1,972,068,070	$127,458,237	$—	$2,099,526,307
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$3,544,563	$—	$—	$3,544,563
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

VALIC Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 6.7%
British Virgin Islands — 0.3%
China Cinda 2020 I Management, Ltd.
2.50%, 01/20/2028	$ 200,000	$ 171,589
Cayman Islands — 0.7%
Alibaba Group Holding, Ltd.
2.70%, 02/09/2041	200,000	127,644
Grupo Aval, Ltd.
4.38%, 02/04/2030*	255,000	202,271
Meituan
3.05%, 10/28/2030	200,000	157,692
		487,607
Chile — 0.5%
Celulosa Arauco y Constitucion SA
5.50%, 04/30/2049	200,000	166,577
Empresa Nacional del Petroleo
6.15%, 05/10/2033*	200,000	197,225
		363,802
Colombia — 0.4%
Ecopetrol SA
6.88%, 04/29/2030	300,000	279,390
Luxembourg — 0.5%
Minerva Luxembourg SA
4.38%, 03/18/2031*#	200,000	159,164
Rumo Luxembourg SARL
4.20%, 01/18/2032	200,000	162,300
		321,464
Mauritius — 0.8%
Greenko Solar Mauritius, Ltd.
5.95%, 07/29/2026	200,000	187,600
India Clean Energy Holdings
4.50%, 04/18/2027#	400,000	336,732
		524,332
Mexico — 0.8%
Petroleos Mexicanos
6.63%, 06/15/2038	300,000	196,181
6.70%, 02/16/2032	200,000	151,232
6.75%, 09/21/2047	300,000	185,680
		533,093
Netherlands — 0.9%
Braskem Netherlands Finance BV
4.50%, 01/31/2030	300,000	250,498
Minejesa Capital BV
5.63%, 08/10/2037	250,000	196,209
Prosus NV
4.99%, 01/19/2052	300,000	202,415
		649,122
Panama — 0.3%
Aeropuerto Internacional de Tocumen SA
5.13%, 08/11/2061	250,000	187,437
Peru — 0.7%
Banco de Credito del Peru S.A.
3.13%, 07/01/2030#	250,000	232,222
Orazul Energy Peru SA
5.63%, 04/28/2027	300,000	270,990
		503,212
Security Description		Shares or Principal Amount	Value

Qatar — 0.2%
QatarEnergy
3.30%, 07/12/2051		$ 200,000	$ 140,047
Singapore — 0.3%
LLPL Capital Pte, Ltd.
6.88%, 02/04/2039		241,380	212,896
United Arab Emirates — 0.3%
DP World, Ltd.
5.63%, 09/25/2048		250,000	230,647
Total Corporate Bonds & Notes (cost $5,100,016)			4,604,638
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 33.2%
United States — 33.2%
United States Treasury Bonds
1.88%, 02/15/2041		940,000	652,345
2.00%, 11/15/2041 to 08/15/2051		1,510,000	995,634
2.50%, 02/15/2045		470,000	345,138
2.88%, 05/15/2043 to 05/15/2049		970,000	764,707
3.00%, 02/15/2047		500,000	397,480
3.13%, 08/15/2044		840,000	691,163
3.38%, 05/15/2044 to 11/15/2048		1,090,000	931,459
3.75%, 11/15/2043		470,000	427,535
United States Treasury Notes
0.25%, 05/15/2024 to 07/31/2025		1,335,000	1,242,214
0.63%, 10/15/2024		1,000,000	949,570
0.88%, 09/30/2026 to 11/15/2030		1,500,000	1,249,160
1.13%, 02/15/2031		500,000	406,231
1.88%, 02/28/2029		1,000,000	884,258
2.00%, 08/15/2025#		1,000,000	946,641
2.13%, 03/31/2024 to 05/15/2025		1,340,000	1,301,715
2.25%, 11/15/2024#		1,400,000	1,350,945
2.38%, 08/15/2024#		800,000	777,406
2.38%, 05/15/2027		1,120,000	1,042,300
2.50%, 05/15/2024		1,200,000	1,175,531
2.75%, 08/15/2032		1,000,000	897,617
2.88%, 05/15/2028 to 05/15/2032		2,400,000	2,209,008
3.00%, 07/31/2024		1,000,000	978,438
3.38%, 05/15/2033		1,000,000	942,031
3.50%, 02/15/2033		500,000	476,172
3.75%, 06/30/2030		400,000	389,188
4.13%, 11/15/2032#		450,000	449,789
Total U.S. Government & Agency Obligations (cost $25,055,689)			22,873,675
FOREIGN GOVERNMENT OBLIGATIONS — 57.4%
Angola — 0.8%
Republic of Angola
8.75%, 04/14/2032		300,000	246,000
9.38%, 05/08/2048		400,000	304,944
			550,944
Australia — 0.4%
Commonwealth of Australia
3.00%, 03/21/2047	AUD	559,000	287,509
Austria — 1.0%
Republic of Austria
0.75%, 10/20/2026*	EUR	655,000	665,528
Belgium — 1.3%
Kingdom of Belgium
0.90%, 06/22/2029*	EUR	935,000	911,595

VALIC Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Brazil — 0.3%
Federal Republic of Brazil
6.00%, 10/20/2033		$ 200,000	$ 194,525
Canada — 1.4%
Government of Canada
1.00%, 09/01/2026	CAD	515,000	346,847
1.25%, 03/01/2025	CAD	935,000	657,178
			1,004,025
Cayman Islands — 0.4%
KSA Sukuk, Ltd.
4.51%, 05/22/2033*		300,000	291,444
Chile — 0.7%
Republic of Chile
4.95%, 01/05/2036		500,000	482,153
Colombia — 1.0%
Republic of Colombia
3.13%, 04/15/2031		300,000	230,844
4.50%, 03/15/2029		500,000	444,396
			675,240
Costa Rica — 0.6%
Republic of Costa Rica
6.55%, 04/03/2034*		400,000	402,661
Dominican Republic — 0.8%
Dominican Republic
5.50%, 02/22/2029		300,000	280,099
5.88%, 01/30/2060		400,000	306,454
			586,553
Ecuador — 0.2%
Republic of Ecuador
2.50%, 07/31/2040(1)		250,000	81,454
3.50%, 07/31/2035(1)		220,000	80,390
			161,844
Egypt — 1.1%
Arab Republic of Egypt
5.63%, 04/16/2030	EUR	250,000	148,366
7.50%, 02/16/2061		400,000	200,904
7.60%, 03/01/2029		300,000	192,351
7.63%, 05/29/2032		400,000	229,363
			770,984
Finland — 1.2%
Republic of Finland
0.13%, 04/15/2052*	EUR	600,000	290,819
0.50%, 09/15/2028*	EUR	560,000	540,324
			831,143
France — 3.4%
Government of France
0.75%, 11/25/2028	EUR	935,000	913,564
1.25%, 05/25/2034	EUR	470,000	426,389
1.25%, 05/25/2036*	EUR	935,000	812,502
1.75%, 05/25/2066*	EUR	235,000	164,711
			2,317,166
Germany — 3.9%
Federal Republic of Germany
0.50%, 02/15/2026	EUR	468,000	480,127
2.30%, 02/15/2033	EUR	800,000	857,994
Security Description		Shares or Principal Amount	Value

Germany (continued)
4.75%, 07/04/2034 to 07/04/2040	EUR	610,000	$ 847,442
6.50%, 07/04/2027	EUR	400,000	494,334
			2,679,897
Guatemala — 1.1%
Republic of Guatemala
4.90%, 06/01/2030		$ 400,000	373,869
5.38%, 04/24/2032		200,000	189,941
6.60%, 06/13/2036*		200,000	199,979
			763,789
Hungary — 0.7%
Republic of Hungary
6.75%, 09/25/2052*		200,000	202,678
7.63%, 03/29/2041		280,000	308,924
			511,602
Indonesia — 1.5%
Republic of Indonesia
2.15%, 07/28/2031		400,000	323,077
3.85%, 10/15/2030		400,000	369,558
4.13%, 01/15/2025		200,000	196,710
8.50%, 10/12/2035		100,000	127,179
			1,016,524
Israel — 0.7%
Israel Government USAID
4.50%, 01/17/2033		500,000	479,943
Italy — 3.8%
Republic of Italy
0.95%, 03/01/2037*	EUR	300,000	217,155
2.00%, 02/01/2028	EUR	465,000	472,449
2.70%, 03/01/2047*	EUR	470,000	385,903
2.80%, 12/01/2028	EUR	375,000	390,993
3.00%, 08/01/2029	EUR	180,000	188,254
4.35%, 11/01/2033	EUR	500,000	554,780
4.75%, 09/01/2028*	EUR	140,000	159,703
6.00%, 05/01/2031	EUR	200,000	248,743
			2,617,980
Ivory Coast — 0.9%
Republic of Ivory Coast
6.13%, 06/15/2033		400,000	341,228
6.38%, 03/03/2028		300,000	282,848
			624,076
Japan — 6.5%
Government of Japan
0.30%, 12/20/2039	JPY	100,000,000	599,491
1.40%, 09/20/2034	JPY	75,000,000	550,550
1.50%, 03/20/2034	JPY	90,000,000	667,934
1.70%, 09/20/2032	JPY	60,000,000	453,046
2.00%, 09/20/2041	JPY	100,000,000	767,607
2.30%, 12/20/2036 to 03/20/2039	JPY	180,000,000	1,446,236
			4,484,864
Mexico — 1.3%
United Mexican States
2.66%, 05/24/2031		200,000	165,472
4.88%, 05/19/2033#		200,000	189,451
8.50%, 05/31/2029	MXN	6,000,000	338,795
10.00%, 12/05/2024	MXN	3,000,000	173,968
			867,686

VALIC Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Morocco — 0.6%
Kingdom of Morocco
3.00%, 12/15/2032		$ 500,000	$ 389,960
Netherlands — 1.3%
Kingdom of the Netherlands
0.25%, 07/15/2029*	EUR	935,000	881,161
Norway — 0.6%
Kingdom of Norway
2.13%, 05/18/2032*	NOK	5,000,000	411,665
Oman — 0.9%
Sultanate of Oman
5.38%, 03/08/2027		400,000	393,490
6.25%, 01/25/2031		200,000	202,220
			595,710
Panama — 1.3%
Republic of Panama
3.75%, 03/16/2025		200,000	193,685
3.87%, 07/23/2060		400,000	255,476
4.50%, 04/01/2056		300,000	217,237
6.70%, 01/26/2036		200,000	209,743
			876,141
Paraguay — 0.7%
Republic of Paraguay
5.00%, 04/15/2026		277,000	270,633
5.85%, 08/21/2033*		200,000	196,781
			467,414
Philippines — 0.9%
Republic of the Philippines
5.00%, 07/17/2033#		400,000	398,000
5.50%, 01/17/2048		200,000	201,000
			599,000
Poland — 0.8%
Republic of Poland
4.00%, 01/22/2024		180,000	178,609
5.50%, 04/04/2053		400,000	388,317
			566,926
Qatar — 1.1%
State of Qatar
3.38%, 03/14/2024		600,000	592,500
4.40%, 04/16/2050		200,000	175,638
			768,138
Romania — 0.4%
Government of Romania
5.25%, 11/25/2027*		320,000	313,760
Saudi Arabia — 1.3%
Kingdom of Saudi Arabia
3.45%, 02/02/2061		600,000	397,410
4.63%, 10/04/2047		400,000	338,712
4.88%, 07/18/2033*		200,000	196,827
			932,949
Senegal — 0.8%
Republic of Senegal
6.25%, 05/23/2033		350,000	285,534
6.75%, 03/13/2048		400,000	277,576
			563,110
Security Description		Shares or Principal Amount	Value

South Africa — 1.2%
Republic of South Africa
5.65%, 09/27/2047		$ 400,000	$ 282,816
5.88%, 06/22/2030 to 04/20/2032		600,000	535,220
			818,036
Spain — 3.3%
Kingdom of Spain
1.00%, 10/31/2050*	EUR	470,000	262,977
1.30%, 10/31/2026*	EUR	655,000	670,823
1.95%, 07/30/2030*	EUR	500,000	499,734
5.75%, 07/30/2032	EUR	400,000	513,524
6.00%, 01/31/2029	EUR	281,000	347,117
			2,294,175
Sweden — 0.3%
Kingdom of Sweden
0.75%, 05/12/2028	SEK	2,620,000	217,168
Turkey — 1.1%
Republic of Turkey
4.88%, 04/16/2043		450,000	297,603
6.88%, 03/17/2036		200,000	174,929
9.38%, 01/19/2033#		200,000	208,548
11.88%, 01/15/2030		50,000	58,963
			740,043
United Arab Emirates — 1.1%
Emirate of Abu Dhabi
2.50%, 04/16/2025		200,000	190,980
2.70%, 09/02/2070		400,000	234,408
3.00%, 09/15/2051		200,000	135,285
3.13%, 10/11/2027		200,000	188,214
			748,887
United Kingdom — 3.6%
United Kingdom Gilt Treasury
0.88%, 01/31/2046	GBP	468,000	285,344
1.00%, 01/31/2032	GBP	400,000	388,967
1.13%, 01/31/2039	GBP	1,000,000	787,604
1.25%, 07/22/2027	GBP	374,000	419,405
4.25%, 03/07/2036	GBP	468,000	581,746
			2,463,066
Uruguay — 1.1%
Oriental Republic of Uruguay
5.10%, 06/18/2050		375,000	360,114
7.63%, 03/21/2036		200,000	241,444
7.88%, 01/15/2033(2)		130,000	156,594
			758,152
Total Foreign Government Obligations (cost $45,018,797)			39,585,136
Total Long-Term Investment Securities (cost $75,174,502)			67,063,449

VALIC Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.9%
Unaffiliated Investment Companies — 1.9%
State Street Navigator Securities Lending Government Money Market Portfolio 5.34%(3)(4) (cost $1,310,655)	1,310,655	$ 1,310,655
TOTAL INVESTMENTS (cost $76,485,157)	99.2%	68,374,104
Other assets less liabilities	0.8	533,187
NET ASSETS	100.0%	$68,907,291
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Government Bond Fund has no right to demand registration of these securities. At August 31, 2023, the aggregate value of these securities was $9,237,390 representing 13.4% of net assets.
#	The security or a portion thereof is out on loan.
(1)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of August 31, 2023.
(2)	PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(3)	The rate shown is the 7-day yield as of August 31, 2023.
(4)	At August 31, 2023, the Fund had loaned securities with a total value of $4,898,298. This was secured by collateral of $1,310,655, which was received in cash and subsequently invested in short-term investments currently valued at $1,310,655 as reported in the Portfolio of Investments. Additional collateral of $3,801,024 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2023
Federal Home Loan Mtg. Corp.	1.50% to 5.98%	06/25/2034 to 01/15/2055	$324,272
Federal National Mtg. Assoc.	0.00% to 6.78%	01/25/2027 to 12/25/2057	452,702
Government National Mtg. Assoc.	1.00% to 6.50%	08/20/2033 to 09/16/2065	2,946,584
United States Treasury Notes/Bonds	0.12% to 5.39%	01/15/2024 to 02/15/2051	77,466
USAID—United States Agency for International Development
AUD—Australian Dollar
CAD—Canadian Dollar
EUR—Euro Currency
GBP—British Pound
JPY—Japanese Yen
MXN—Mexican Peso
NOK—Norwegian Krone
SEK—Swedish Krona

Industry Allocation*
Foreign Government Obligations	57.4%
U.S. Government & Agency Obligations	33.2
Short-Term Investments	1.9
Oil & Gas	1.7
Electric	1.5
Internet	0.7
Banks	0.6
Chemicals	0.3
Commercial Services	0.3
Energy-Alternate Sources	0.3
Engineering & Construction	0.3
Diversified Financial Services	0.3
Transportation	0.3
Forest Products & Paper	0.2
Food	0.2
99.2%
*	Calculated as a percentage of net assets

VALIC Company I International Government Bond Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$4,604,638	$—	$4,604,638
U.S. Government & Agency Obligations	—	22,873,675	—	22,873,675
Foreign Government Obligations	—	39,585,136	—	39,585,136
Short-Term Investments	1,310,655	—	—	1,310,655
Total Investments at Value	$1,310,655	$67,063,449	$—	$68,374,104
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I International Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 94.2%
Bermuda — 2.0%
Brookfield Infrastructure Partners LP	255,232	$ 8,144,453
Canada — 10.2%
Brookfield Corp.	253,145	8,634,776
Canada Goose Holdings, Inc.#†	566,882	8,917,054
Canadian Pacific Kansas City, Ltd.#	129,028	10,242,409
Shopify, Inc., Class A†	193,459	12,863,089
		40,657,328
Denmark — 8.3%
DSV A/S	173,907	33,083,092
France — 11.4%
Hermes International SCA	13,680	28,196,306
LVMH Moet Hennessy Louis Vuitton SE	9,476	8,037,344
Pernod Ricard SA	47,334	9,300,389
		45,534,039
Germany — 3.7%
adidas AG	53,061	10,610,923
Puma SE	59,672	4,011,732
		14,622,655
Hong Kong — 2.3%
AIA Group, Ltd.	1,023,318	9,290,613
India — 7.6%
HDFC Bank, Ltd.	1,346,075	25,641,460
Titan Co., Ltd.	124,801	4,691,367
		30,332,827
Italy — 6.6%
Moncler SpA#	386,931	26,281,792
Japan — 4.6%
Keyence Corp.	44,200	18,385,402
Luxembourg — 3.0%
Spotify Technology SA†	77,640	11,954,231
Netherlands — 10.3%
Adyen NV*#†	8,812	7,381,467
ASML Holding NV	28,994	19,112,169
Davide Campari-Milano NV#	1,132,803	14,826,252
		41,319,888
Sweden — 2.9%
Evolution AB*	87,558	9,486,350
Vitrolife AB	142,701	1,948,559
		11,434,909
Switzerland — 9.1%
Chocoladefabriken Lindt & Spruengli AG	59	6,959,642
Security Description	Shares or Principal Amount	Value

Switzerland (continued)
Cie Financiere Richemont SA	28,198	$ 4,009,361
Kuehne & Nagel International AG	29,962	9,018,957
Straumann Holding AG	106,555	16,163,888
		36,151,848
Taiwan — 3.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	697,000	12,015,543
United Kingdom — 3.8%
Diageo PLC	212,957	8,750,113
Rightmove PLC	922,407	6,543,626
		15,293,739
United States — 5.4%
MercadoLibre, Inc.†	15,753	21,618,787
Total Long-Term Investment Securities (cost $306,854,270)		376,121,146
SHORT-TERM INVESTMENTS — 4.3%
Unaffiliated Investment Companies — 4.3%
State Street Navigator Securities Lending Government Money Market Portfolio 5.34%(1)(2) (cost $17,148,880)	17,148,880	17,148,880
TOTAL INVESTMENTS (cost $324,003,150)	98.5%	393,270,026
Other assets less liabilities	1.5	5,921,076
NET ASSETS	100.0%	$399,191,102
#	The security or a portion thereof is out on loan.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Growth Fund has no right to demand registration of these securities. At August 31, 2023, the aggregate value of these securities was $16,867,817 representing 4.2% of net assets.
(1)	The rate shown is the 7-day yield as of August 31, 2023.
(2)	At August 31, 2023, the Fund had loaned securities with a total value of $17,877,213. This was secured by collateral of $17,148,880, which was received in cash and subsequently invested in short-term investments currently valued at $17,148,880 as reported in the Portfolio of Investments. Additional collateral of $1,670,608 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2023
United States Treasury Bills	0.00%	09/19/2023 to 01/25/2024	$672
United States Treasury Notes/Bonds	0.13% to 6.25%	10/31/2023 to 05/15/2053	1,669,936

Industry Allocation*
Apparel	15.0%
Internet	13.2
Transportation	13.2
Retail	8.8
Beverages	8.2
Semiconductors	7.8
Banks	6.4
Machinery-Diversified	4.6
Short-Term Investments	4.3
Healthcare-Products	4.1
Entertainment	2.4

VALIC Company I International Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Industry Allocation* (continued)
Insurance	2.3%
Private Equity	2.2
Electric	2.0
Commercial Services	1.8
Food	1.7
Biotechnology	0.5
98.5%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$376,121,146	$—	$—	$376,121,146
Short-Term Investments	17,148,880	—	—	17,148,880
Total Investments at Value	$393,270,026	$—	$—	$393,270,026
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 95.0%
Australia — 3.9%
ALS, Ltd.	46,484	$ 355,709
Ansell, Ltd.	37,067	566,094
ARB Corp, Ltd.#	16,133	353,324
AUB Group, Ltd.	61,037	1,219,293
carsales.com, Ltd.	21,780	405,589
Cedar Woods Properties, Ltd.	79,389	275,719
Codan, Ltd.#	42,466	216,274
Deterra Royalties, Ltd.	136,512	393,616
Domino's Pizza Enterprises, Ltd.#	12,297	430,662
HUB24, Ltd.	178,665	3,736,926
Iluka Resources, Ltd.	80,197	443,250
Imdex, Ltd.	346,325	363,530
IPH, Ltd.	228,677	1,130,547
IRESS, Ltd.#	54,518	226,079
Nick Scali, Ltd.	39,057	316,590
Omni Bridgeway, Ltd.#†	235,317	320,195
Pinnacle Investment Management Group, Ltd.#	39,788	241,307
Pro Medicus, Ltd.#	86,084	4,089,652
Reliance Worldwide Corp, Ltd.	168,865	457,359
Rural Funds Group	187,864	262,929
SEEK, Ltd.#	26,619	398,596
Seven Group Holdings, Ltd.#	34,239	620,297
Steadfast Group, Ltd.	270,580	988,818
Webjet, Ltd.#†	130,608	590,700
WiseTech Global, Ltd.	12,080	543,993
		18,947,048
Austria — 1.5%
BAWAG Group AG*	36,484	1,722,506
DO & CO AG	34,450	4,012,021
Mayr-Melnhof Karton AG	4,924	698,386
Vienna Insurance Group AG Wiener Versicherung Gruppe	39,759	1,067,039
		7,499,952
Belgium — 0.1%
Melexis NV	6,135	580,097
Bermuda — 0.9%
Cafe de Coral Holdings, Ltd.	562,000	680,791
China Resources Gas Group, Ltd.	243,600	684,919
Credicorp., Ltd.	2,449	346,362
DFI Retail Group Holdings, Ltd.#	222,100	548,587
Hiscox, Ltd.	65,105	822,688
Midland Holdings, Ltd.†	1,156,000	94,339
Shangri-La Asia, Ltd.†	1,046,000	714,908
VTech Holdings, Ltd.	108,849	664,835
		4,557,429
Brazil — 1.5%
3R Petroleum Oleo e Gas SA†	240,844	1,601,071
CSN Mineracao SA	2,213,631	1,913,216
Gerdau SA (Preference Shares)	97,195	507,364
Hypera SA	25,502	200,790
Localiza Rent a Car SA	24,463	312,453
Multiplan Empreendimentos Imobiliarios SA	142,189	710,364
Sendas Distribuidora SA	61,000	143,014
SLC Agricola SA	161,845	1,314,487
Suzano SA	39,000	394,958
TOTVS SA	57,200	320,418
		7,418,135
British Virgin Islands — 0.6%
Arcos Dorados Holdings, Inc.	308,834	3,048,192
Security Description	Shares or Principal Amount	Value

Canada — 5.1%
Agnico Eagle Mines, Ltd.	24,273	$ 1,178,620
ATS Corp.†	179,660	8,060,235
Capital Power Corp.#	90,955	2,737,670
Dollarama, Inc.	29,678	1,924,282
ERO Copper Corp.†	170,636	3,529,660
Granite Real Estate Investment Trust	35,731	1,990,697
Major Drilling Group International, Inc.†	206,369	1,328,752
Stella-Jones, Inc.	71,908	3,490,561
TMX Group, Ltd.	33,695	745,619
		24,986,096
Cayman Islands — 3.6%
Afya, Ltd., Class A†	19,471	293,428
Airtac International Group	20,000	577,772
AK Medical Holdings, Ltd.*	2,968,000	2,391,855
Alchip Technologies, Ltd.	90,000	6,980,359
ASMPT, Ltd.	128,600	1,288,074
Atour Lifestyle Holdings, Ltd. ADR#	104,894	2,037,042
Burning Rock Biotech, Ltd. ADR#†	9,967	13,505
China Literature, Ltd.*#†	78,200	314,102
Haitian International Holdings, Ltd.	349,000	749,413
Shenguan Holdings Group, Ltd.	422,000	14,798
Silergy Corp.	48,000	432,575
Silicon Motion Technology Corp. ADR	9,982	542,122
Tingyi Cayman Islands Holding Corp.	474,000	696,281
Trip.com Group, Ltd.†	24,674	973,450
		17,304,776
Chile — 0.1%
Aguas Andinas SA, Class A	945,118	322,579
Banco Santander Chile	5,466,278	261,592
		584,171
China — 0.5%
Beijing Capital International Airport Co., Ltd.†	3,392,000	1,777,671
Guangzhou Kingmed Diagnostics Group Co., Ltd.	40,200	328,981
Zhejiang Supor Co., Ltd., Class A	80,300	524,414
		2,631,066
Czech Republic — 0.1%
Komercni Banka AS	16,100	503,764
Denmark — 1.2%
Carlsberg A/S, Class B	4,881	707,319
Demant A/S†	10,007	410,146
Jyske Bank A/S†	66,965	4,775,072
SimCorp A/S	1,244	132,398
		6,024,935
Faroe Islands — 0.2%
Bakkafrost P/F	19,588	990,298
Finland — 0.6%
Huhtamaki Oyj	22,663	779,262
Valmet Oyj	73,017	1,860,636
		2,639,898
France — 2.7%
Alten SA	4,741	675,001
Cie Plastic Omnium SE	11,758	206,802
IPSOS	57,956	2,904,678
Legrand SA	20,899	2,064,494
LISI	19,028	465,275
SEB SA	5,971	657,178
Sodexo SA	19,202	2,061,764

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Verallia SA*	66,007	$ 3,157,877
Virbac SA	3,125	935,252
		13,128,321
Germany — 4.6%
Aixtron SE	81,321	3,095,135
Amadeus Fire AG	4,997	610,123
CANCOM SE	14,447	419,839
CTS Eventim AG & Co. KGaA	26,911	1,677,905
GEA Group AG	42,681	1,684,635
Gerresheimer AG	19,973	2,596,762
HUGO BOSS AG	51,037	3,846,269
LEG Immobilien SE†	18,812	1,358,560
MTU Aero Engines AG	1,508	352,876
Rational AG	107	81,624
Scout24 SE*	14,753	1,017,756
SGL Carbon SE#†	241,410	1,831,103
Symrise AG	30,977	3,230,007
TAG Immobilien AG†	28,229	320,794
Vitesco Technologies Group AG†	943	74,543
		22,197,931
Greece — 0.5%
Alpha Services and Holdings SA†	1,093,323	1,845,301
Hellenic Telecommunications Organization SA	35,882	536,940
		2,382,241
Hong Kong — 1.0%
China Resources Beer Holdings Co., Ltd.	172,000	1,011,074
MMG, Ltd.#†	7,000,000	2,329,659
Swire Properties, Ltd.	360,000	752,836
Techtronic Industries Co., Ltd.	89,000	879,519
		4,973,088
India — 4.5%
Bharat Heavy Electricals, Ltd.	543,741	799,984
CESC, Ltd.	1,164,550	1,173,184
Dabur India, Ltd.	94,289	631,545
Embassy Office Parks REIT	126,831	465,890
Escorts Kubota, Ltd.	74,081	2,833,084
Hero MotoCorp, Ltd.	22,240	784,439
Indian Hotels Co., Ltd.	564,100	2,872,073
Ipca Laboratories, Ltd.	56,985	601,539
Mahindra & Mahindra, Ltd.	34,698	661,258
MOIL, Ltd.	157,840	455,772
Persistent Systems, Ltd.	43,364	2,818,028
Radico Khaitan, Ltd.	139,307	2,128,655
Shriram Finance, Ltd.	64,354	1,496,440
Varun Beverages, Ltd.	363,884	3,968,665
		21,690,556
Indonesia — 1.0%
AKR Corporindo Tbk PT	27,475,000	2,525,607
Indocement Tunggal Prakarsa Tbk PT	864,600	607,434
Kalbe Farma Tbk PT	7,848,400	935,315
United Tractors Tbk PT	494,700	844,531
		4,912,887
Ireland — 1.4%
DCC PLC	12,383	678,767
Flutter Entertainment PLC†	5,060	923,681
Glenveagh Properties PLC*†	2,385,519	2,591,912
Grafton Group PLC	79,183	865,165
Security Description	Shares or Principal Amount	Value

Ireland (continued)
Greencore Group PLC†	43,608	$ 46,542
ICON PLC†	1,086	282,295
James Hardie Industries PLC CDI†	9,911	298,808
Kerry Group PLC, Class A	7,616	711,380
Kingspan Group PLC	1,724	145,964
		6,544,514
Israel — 0.8%
Inmode, Ltd.†	104,231	4,074,390
Italy — 3.8%
Azimut Holding SpA	130,931	3,035,428
Brembo SpA	189,974	2,645,019
Brunello Cucinelli SpA#	40,229	3,332,747
Carel Industries SpA*	4,681	131,718
Cembre SpA#	16,618	596,453
Enav SpA*	173,888	702,181
FinecoBank Banca Fineco SpA	35,918	493,078
Gruppo MutuiOnline SpA#	5,586	158,395
Infrastrutture Wireless Italiane SpA*	46,009	569,493
Italgas SpA#	218,799	1,245,588
Piaggio & C. SpA	752,157	2,875,812
Reply SpA	22,877	2,342,992
Unipol Gruppo SpA	72,290	403,226
		18,532,130
Japan — 25.5%
Aeon Delight Co., Ltd.#	10,000	219,595
AEON Financial Service Co., Ltd.#	85,300	745,155
Air Water, Inc.	26,700	336,377
Amano Corp.	8,441	184,316
Amvis Holdings, Inc.	220,200	4,405,665
Appier Group, Inc.†	261,000	3,176,955
Arata Corp.	5,000	185,917
Argo Graphics, Inc.	23,500	543,507
Ariake Japan Co., Ltd.	30,600	1,116,781
As One Corp.	12,200	479,715
Asante, Inc.#	5,800	64,739
Asics Corp.	186,600	6,811,455
Azbil Corp.	28,100	938,630
Bank of Kyoto, Ltd.#	19,600	1,134,549
BayCurrent Consulting, Inc.	103,000	3,548,844
BML, Inc.	31,400	624,784
Central Automotive Products, Ltd.	1,700	41,129
Chiba Bank, Ltd.	133,500	955,636
COMSYS Holdings Corp.	13,100	279,386
Comture Corp.	18,100	303,792
Daifuku Co., Ltd.	8,600	159,209
Daikyonishikawa Corp.	11,287	62,915
Daiseki Co., Ltd.#	56,980	1,729,040
Daito Pharmaceutical Co., Ltd.	23,760	373,804
Demae-Can Co., Ltd.#†	20,700	57,336
DeNA Co., Ltd.	11,500	119,351
Digital Garage, Inc.	12,100	311,866
DMG Mori Co., Ltd.	250,600	4,582,434
Doshisha Co., Ltd.	4,800	78,188
DTS Corp.	26,700	592,742
Eiken Chemical Co., Ltd.	25,700	247,294
Elecom Co., Ltd.	29,000	348,809
Ezaki Glico Co., Ltd.	15,500	409,299
Fuji Seal International, Inc.	56,700	681,203
Fujimi, Inc.#	283,800	6,573,463
Fujitec Co., Ltd.#	25,800	660,538
Fukuda Denshi Co., Ltd.	21,400	747,187

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Fukui Computer Holdings, Inc.	6,900	$ 126,006
Fukushima Galilei Co., Ltd.#	20,800	740,534
FULLCAST Holdings Co., Ltd.	25,500	364,373
Goldwin, Inc.	57,500	4,116,035
GungHo Online Entertainment, Inc.	4,600	75,863
Hachijuni Bank, Ltd.#	126,700	683,855
Hamakyorex Co., Ltd.	4,000	115,193
Heian Ceremony Service Co., Ltd.	12,400	65,795
Hogy Medical Co., Ltd.	2,800	61,583
IHI Corp.#	169,900	4,240,056
Inter Action Corp.	15,900	118,899
Iwatani Corp.	16,800	886,216
JAFCO Group Co., Ltd.	6,700	86,021
Japan Exchange Group, Inc.	4,900	85,643
Japan Pure Chemical Co., Ltd.	1,400	24,566
JCU Corp.	28,000	650,469
Jeol, Ltd.	8,200	262,071
JGC Holdings Corp.	91,260	1,221,232
JM Holdings Co., Ltd.	8,600	112,129
Kakaku.com, Inc.	19,000	226,571
Kansai Paint Co., Ltd.	35,300	579,619
Kato Sangyo Co., Ltd.	24,300	700,632
Kawai Musical Instruments Manufacturing Co., Ltd.	4,100	95,670
KH Neochem Co., Ltd.	14,000	218,523
Kitanotatsujin Corp.	38,700	66,231
Kobayashi Pharmaceutical Co., Ltd.	9,400	465,300
Koito Manufacturing Co., Ltd.	44,100	750,332
Kureha Corp.#	4,700	276,518
Lion Corp.	36,900	402,110
Mebuki Financial Group, Inc.	1,494,800	4,141,406
Medipal Holdings Corp.	24,800	425,620
Meitec Corp.	38,100	668,148
METAWATER Co., Ltd.#	37,100	490,094
MISUMI Group, Inc.	7,800	136,357
Mitsubishi Pencil Co., Ltd.	7,900	104,794
MonotaRO Co., Ltd.#	22,700	268,665
Morinaga & Co., Ltd.	30,000	1,091,378
Nabtesco Corp.	27,900	529,064
Nakanishi, Inc.	62,200	1,568,947
Nihon Kohden Corp.	17,800	474,438
Nihon Parkerizing Co., Ltd.	35,800	286,164
Nippon Television Holdings, Inc.	26,200	244,542
Nishimatsuya Chain Co., Ltd.#	45,000	519,915
Nissei ASB Machine Co., Ltd.	5,100	151,428
Niterra Co., Ltd.	20,500	476,941
Nitto Denko Corp.#	4,900	335,064
NOF Corp.	10,900	492,352
Nohmi Bosai, Ltd.	23,200	282,555
NS Solutions Corp.	123,300	3,347,435
Obara Group, Inc.#	4,400	119,757
OBIC Business Consultants Co., Ltd.	3,200	137,462
OBIC Co., Ltd.	20,500	3,568,954
OKUMA Corp.#	63,900	3,001,866
Oracle Corp. Japan	7,900	552,205
PALTAC Corp.	15,800	521,581
Paramount Bed Holdings Co., Ltd.	52,300	849,410
Park24 Co., Ltd.†	12,200	172,399
Pasona Group, Inc.	20,900	234,864
PCA Corp.	40,200	340,123
Pole To Win Holdings, Inc.	58,300	278,888
Proto Corp.	38,900	317,093
Rakuten Group, Inc.	4,100	16,015
Security Description	Shares or Principal Amount	Value

Japan (continued)
Resona Holdings, Inc.	165,400	$ 877,957
Rinnai Corp.	9,300	180,350
Ryohin Keikaku Co., Ltd.#	40,900	528,064
S Foods, Inc.	28,700	661,799
Sagami Rubber Industries Co., Ltd.	9,100	47,409
San-A Co., Ltd.	3,000	101,344
San-Ai Obbli Co., Ltd.	106,300	1,224,501
Sankyu, Inc.	20,800	726,810
Santen Pharmaceutical Co., Ltd.	69,700	648,879
SCREEN Holdings Co., Ltd.#	13,100	1,337,056
SCSK Corp.	29,200	506,953
Seino Holdings Co., Ltd.#	126,800	1,849,775
Senko Group Holdings Co., Ltd.	22,400	157,036
Seria Co., Ltd.	6,200	97,925
SG Holdings Co., Ltd.	35,700	516,257
Shima Seiki Manufacturing, Ltd.#	6,500	88,814
Shimadzu Corp.	21,300	627,457
Shimamura Co., Ltd.	1,800	185,697
Shizuoka Financial Group, Inc.	159,300	1,297,436
SK Kaken Co., Ltd.	16,000	775,284
SMS Co., Ltd.	129,700	2,504,945
Sohgo Security Services Co., Ltd.	97,000	619,155
Stanley Electric Co., Ltd.	21,300	374,556
Sugi Holdings Co., Ltd.	8,000	359,545
Sundrug Co., Ltd.	27,400	810,352
Suzuken Co., Ltd.	11,500	341,297
T Hasegawa Co., Ltd.	106,800	2,569,160
Taisei Lamick Co., Ltd.	7,600	160,885
Takasago International Corp.	5,400	106,668
Takuma Co., Ltd.	33,100	367,184
TBS Holdings, Inc.	30,400	538,339
TechnoPro Holdings, Inc.	100,400	2,467,648
Temairazu, Inc.#	9,000	207,224
TIS, Inc.	18,700	441,746
Toei Co., Ltd.	2,800	333,510
Toho Co., Ltd.	20,600	786,508
Toho Titanium Co., Ltd.#	152,500	2,071,136
Toshiba TEC Corp.	7,200	175,429
TOTO, Ltd.	5,000	137,290
Toyo Seikan Group Holdings, Ltd.	48,700	882,655
Toyo Suisan Kaisha, Ltd.	10,200	421,474
Toyo Tanso Co., Ltd.#	71,200	2,916,609
Trancom Co., Ltd.	3,300	170,789
TS Tech Co., Ltd.#	34,100	404,058
Unicharm Corp.	18,000	719,035
USS Co., Ltd.	16,100	281,566
Yamato Holdings Co., Ltd.	32,900	618,790
Zenkoku Hosho Co., Ltd.	6,100	211,600
Zojirushi Corp.#	6,000	74,023
ZOZO, Inc.	64,000	1,279,824
Zuken, Inc.	19,100	558,579
		124,143,956
Luxembourg — 1.0%
Eurofins Scientific SE	1,289	79,447
Subsea 7 SA	237,621	3,095,507
Tenaris SA ADR	45,643	1,457,381
		4,632,335
Mauritius — 0.3%
MakeMyTrip, Ltd.†	37,355	1,481,499
Mexico — 3.4%
Alsea SAB de CV†	881,683	3,113,982

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mexico (continued)
Banco del Bajio SA*	621,271	$ 1,955,944
Bolsa Mexicana de Valores SAB de CV	252,300	504,881
Corp Inmobiliaria Vesta SAB de CV#	1,240,190	4,585,295
GCC SAB de CV	40,296	386,807
Gruma SAB de CV, Class B	31,015	515,907
Grupo Aeroportuario del Centro Norte SAB de CV	429,121	4,976,903
Grupo Aeroportuario del Sureste SAB de CV ADR	1,255	341,712
Prologis Property Mexico SA de CV	81,071	284,144
		16,665,575
Netherlands — 1.3%
Aalberts NV	8,325	346,736
ASM International NV	2,319	1,119,504
Euronext NV*	8,541	617,275
IMCD NV#	6,341	874,954
Just Eat Takeaway.com NV (LSE)*#†	2,607	36,592
Just Eat Takeaway.com NV (XAMS)*#†	194,128	2,736,957
Wolters Kluwer NV	6,551	789,918
		6,521,936
New Zealand — 0.3%
Arvida Group, Ltd.	318,863	233,870
Fletcher Building, Ltd.	118,112	338,265
Freightways Group, Ltd.#	74,265	385,716
Mainfreight, Ltd.#	9,159	358,057
Ryman Healthcare, Ltd.#	74,405	294,601
		1,610,509
Norway — 0.5%
Aker Solutions ASA	582,453	2,431,339
Borregaard ASA	5,494	80,304
		2,511,643
Philippines — 0.4%
Metropolitan Bank & Trust Co.	950,872	927,025
Universal Robina Corp.	414,600	817,923
		1,744,948
Portugal — 0.5%
Galp Energia SGPS SA	137,279	1,891,248
NOS SGPS SA	79,803	300,448
		2,191,696
Russia — 0.0%
Detsky Mir PJSC†(1)(2)	601,792	0
Moscow Exchange MICEX-RTS PJSC(1)(2)	205,642	0
		0
Singapore — 0.8%
CapitaLand Ascott Trust#	18,161	13,035
CapitaLand India Trust	808,993	694,389
CapitaLand Investment, Ltd.	341,300	818,241
CDL Hospitality Trusts	16,072	12,249
City Developments, Ltd.	101,200	500,216
Singapore Technologies Engineering, Ltd.	384,900	1,085,108
Venture Corp., Ltd.	93,963	911,506
		4,034,744
South Africa — 0.1%
AVI, Ltd.	169,477	650,986
South Korea — 3.1%
Amorepacific Corp.#	7,271	736,589
Classys, Inc.	141,267	4,152,240
Security Description	Shares or Principal Amount	Value

South Korea (continued)
Doosan Bobcat, Inc.	12,912	$ 525,565
Douzone Bizon Co., Ltd.	15,614	400,465
Hotel Shilla Co., Ltd.#	30,140	2,011,234
HPSP Co., Ltd.#	106,534	2,635,643
LS Electric Co., Ltd.	9,152	691,031
NCSoft Corp.	2,332	443,728
Orion Corp.	12,434	1,145,800
Samsung Fire & Marine Insurance Co., Ltd.	3,363	627,183
Sungeel Hitech Co., Ltd.#†	17,910	1,722,233
		15,091,711
Spain — 2.0%
Amadeus IT Group SA	22,368	1,535,326
Banco de Sabadell SA	2,128,045	2,464,460
Cellnex Telecom SA*	49,652	1,900,558
Melia Hotels International SA#†	420,148	2,749,472
Viscofan SA	13,726	893,027
		9,542,843
Sweden — 1.4%
Catena AB	61,765	2,256,565
Essity AB, Class B	31,839	743,593
Fortnox AB	654,485	3,402,593
Karnov Group AB†	44,266	180,929
Thule Group AB*	11,083	321,198
		6,904,878
Switzerland — 1.3%
DKSH Holding AG	1,689	129,254
Julius Baer Group, Ltd.	12,673	881,737
Kardex Holding AG	3,352	772,210
Partners Group Holding AG	129	139,493
SIG Group AG	51,028	1,344,803
Sika AG	5,012	1,420,733
Sonova Holding AG	3,732	987,342
Straumann Holding AG	412	62,498
Temenos AG	2,980	237,024
VAT Group AG*	1,114	446,937
		6,422,031
Taiwan — 3.6%
Advantech Co., Ltd.	41,118	444,149
ASPEED Technology, Inc.	41,000	3,476,049
Chroma ATE, Inc.	152,000	1,336,411
E.Sun Financial Holding Co., Ltd.	436,052	334,777
Eclat Textile Co., Ltd.	68,000	1,086,838
Lotes Co., Ltd.	117,000	3,177,900
Realtek Semiconductor Corp.	22,000	288,760
Tripod Technology Corp.	154,000	913,947
Voltronic Power Technology Corp.	10,675	486,042
Wafer Works Corp.	1,338,000	1,789,798
Win Semiconductors Corp.	99,000	422,778
Wiwynn Corp.	81,000	3,967,783
		17,725,232
Thailand — 0.1%
AEON Thana Sinsap Thailand PCL	89,500	447,276
Turkey — 0.1%
Selcuk Ecza Deposu Ticaret ve Sanayi AS	90,133	199,357
United Kingdom — 9.1%
4imprint Group PLC	2,934	189,556
Abcam PLC ADR†	18,247	412,747
Admiral Group PLC	7,841	247,331

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Allfunds Group PLC	30,698	$ 182,082
Auto Trader Group PLC*	29,402	225,862
Babcock International Group PLC†	51,349	251,349
Beazley PLC	379,796	2,626,944
Bellway PLC	19,809	536,008
Big Yellow Group PLC	33,655	458,317
Breedon Group PLC	503,375	2,228,675
Britvic PLC	46,291	515,458
Bunzl PLC	28,529	1,022,777
Burberry Group PLC	19,485	539,089
Capricorn Energy PLC	9,480	20,656
Coats Group PLC	193,394	187,908
Compass Group PLC	49,220	1,242,673
ConvaTec Group PLC*	144,218	424,584
Cranswick PLC	37,767	1,612,316
Croda International PLC	25,736	1,800,302
Diploma PLC	72,949	2,896,184
EMIS Group PLC	18,020	436,923
Essentra PLC	437,986	818,944
Forterra PLC*	537,179	1,137,793
Greggs PLC	41,324	1,290,932
Halma PLC	20,544	557,979
Hargreaves Lansdown PLC	48,318	465,924
Helios Towers PLC†	135,281	156,207
Howden Joinery Group PLC	65,408	612,989
Inchcape PLC	351,606	3,400,738
Intertek Group PLC	20,337	1,066,584
Johnson Service Group PLC	82,521	124,191
Keywords Studios PLC	104,137	2,011,790
Marshalls PLC	38,827	135,262
Moneysupermarket.com Group PLC	172,597	543,116
Noble Corp. PLC#	75,824	3,954,970
PageGroup PLC	284,998	1,512,016
PZ Cussons PLC	13,424	26,971
Rathbones Group PLC	29,035	648,090
Rightmove PLC	88,236	625,953
Rotork PLC	81,281	309,930
RS Group PLC	370,845	3,571,315
Sage Group PLC	23,406	287,908
Schroders PLC	18,337	95,658
Shaftesbury Capital PLC	163,923	244,205
Smith & Nephew PLC	66,108	896,078
Spirax-Sarco Engineering PLC	4,065	521,906
Tate & Lyle PLC	13,887	124,288
UNITE Group PLC	108,694	1,295,007
		44,494,485
United States — 0.0%
Thoughtworks Holding, Inc.†	4,102	20,387
Total Long-Term Investment Securities (cost $446,269,406)		463,189,942
SHORT-TERM INVESTMENTS — 6.9%
Sovereign — 3.0%
Federal Home Loan Bank 5.17%, 09/01/2023	$14,710,000	14,710,000
Unaffiliated Investment Companies — 3.9%
State Street Navigator Securities Lending Government Money Market Portfolio 5.34%(3)(4)	18,706,299	18,706,299
Total Short-Term Investments (cost $33,416,299)		33,416,299
Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 1.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 08/31/2023, to be repurchased 09/01/2023 in the amount of $9,148,884 and collateralized by $9,150,000 of United States Treasury Notes, bearing interest at 4.63% due 03/15/2026 and having an approximate value of $9,331,477
(cost $9,148,478)	$ 9,148,478	$ 9,148,478
TOTAL INVESTMENTS (cost $488,834,183)	103.8%	505,754,719
Other assets less liabilities	(3.8)	(18,476,455)
NET ASSETS	100.0%	$487,278,264
#	The security or a portion thereof is out on loan.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Opportunities Fund has no right to demand registration of these securities. At August 31, 2023, the aggregate value of these securities was $22,403,100 representing 4.6% of net assets.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2023, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Detsky Mir PJSC
	12/02/2020	534,295	$989,158
	02/22/2021	56,107	109,095
	03/18/2021	11,390	20,905
		601,792	1,119,158	$0	$0.00	0.0%
Moscow Exchange MICEX-RTS PJSC
	03/26/2020	27,771	33,435

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
	03/27/2020	156,529	$182,610
	10/19/2020	21,342	40,021
		205,642	256,066	$0	$0.00	0.0%
				$0		0.0%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Fund and may not equal the sum of the individual percentages shown due to rounding.
(3)	The rate shown is the 7-day yield as of August 31, 2023.
(4)	At August 31, 2023, the Fund had loaned securities with a total value of $46,247,640. This was secured by collateral of $18,706,299, which was received in cash and subsequently invested in short-term investments currently valued at $18,706,299 as reported in the Portfolio of Investments. Additional collateral of $30,256,149 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2023
United States Treasury Bills	0.00%	09/21/2023 to 12/28/2023	$4,988,127
United States Treasury Notes/Bonds	0.13% to 6.62%	09/30/2023 to 11/15/2052	25,268,022
ADR—American Depositary Receipt
CDI—Chess Depositary Interest
LSE—London Stock Exchange
XAMS—Euronext Amsterdam Stock Exchange

Industry Allocation*
Short-Term Investments	6.9%
Retail	5.6
Banks	5.3
Computers	4.6
Semiconductors	4.4
Healthcare-Products	3.8
Machinery-Diversified	3.8
Building Materials	3.6
Internet	3.6
Software	3.3
Electronics	3.2
Commercial Services	2.9
Chemicals	2.9
Engineering & Construction	2.8
Food	2.7
Mining	2.5
Packaging & Containers	2.3
Real Estate	2.2
Distribution/Wholesale	2.1
Diversified Financial Services	1.9
Repurchase Agreements	1.9
Lodging	1.9
Apparel	1.7
Miscellaneous Manufacturing	1.7
Beverages	1.6
Oil & Gas	1.6
Insurance	1.6
Food Service	1.5
Aerospace/Defense	1.3
Oil & Gas Services	1.3
Healthcare-Services	1.2
Auto Parts & Equipment	1.2
REITS	1.2
Hand/Machine Tools	1.1
Pharmaceuticals	1.1
Transportation	1.0
Leisure Time	0.9
Environmental Control	0.9

VALIC Company I International Opportunities Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Industry Allocation* (continued)
Electric	0.9%
Entertainment	0.8
Advertising	0.7
Cosmetics/Personal Care	0.7
Home Builders	0.6
Miscellaneous Manufactur	0.6
Iron/Steel	0.6
Electrical Components & Equipment	0.6
Metal Fabricate/Hardware	0.5
Media	0.5
Home Furnishings	0.4
Gas	0.4
Textiles	0.3
Machinery-Construction & Mining	0.2
Private Equity	0.2
Biotechnology	0.2
Telecommunications	0.1
Auto Manufacturers	0.1
Holding Companies-Diversified	0.1
Forest Products & Paper	0.1
Water	0.1
103.8%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Russia	$—	$—	$0	$0
Other Countries	463,189,942	—	—	463,189,942
Short-Term Investments:
Sovereign	—	14,710,000	—	14,710,000
Other Short-Term Investments	18,706,299	—	—	18,706,299
Repurchase Agreements	—	9,148,478	—	9,148,478
Total Investments at Value	$481,896,241	$23,858,478	$0	$505,754,719
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 94.2%
Australia — 5.9%
Ampol, Ltd.	28,844	$ 659,738
APA Group	92,400	538,236
ASX, Ltd.	6,945	259,156
Aurizon Holdings, Ltd.	147,444	348,708
BlueScope Steel, Ltd.	61,676	839,622
Brambles, Ltd.	62,752	608,683
Cochlear, Ltd.	2,919	513,487
Computershare, Ltd.	22,394	365,367
CSL, Ltd.	15,127	2,681,015
Dexus	34,686	174,180
Fortescue Metals Group, Ltd.	85,507	1,187,313
Goodman Group	49,125	743,561
GPT Group	75,922	206,613
Lendlease Corp., Ltd.	18,830	95,289
Macquarie Group, Ltd.	13,424	1,544,170
Mineral Resources, Ltd.	11,121	515,435
Mirvac Group	74,341	116,570
Newcrest Mining, Ltd.	64,246	1,083,582
Northern Star Resources, Ltd.	80,162	618,617
Origin Energy, Ltd.	33,475	188,921
QBE Insurance Group, Ltd.	45,461	441,258
Ramsay Health Care, Ltd.	11,516	383,909
Scentre Group	214,010	381,336
Sonic Healthcare, Ltd.	39,508	823,270
South32, Ltd.	360,692	794,615
Stockland	105,448	289,698
Suncorp Group, Ltd.	53,242	470,210
Telstra Group, Ltd.	237,993	618,372
Transurban Group	162,445	1,395,698
Vicinity, Ltd.	204,577	247,879
Washington H. Soul Pattinson & Co., Ltd.	45,004	962,583
Westpac Banking Corp.	111,191	1,581,414
WiseTech Global, Ltd.	3,961	178,374
Woodside Energy Group, Ltd.	80,154	1,922,663
		23,779,542
Austria — 0.6%
Erste Group Bank AG	11,871	424,401
OMV AG	20,716	960,760
Verbund AG	1,995	163,544
voestalpine AG	30,469	891,394
		2,440,099
Belgium — 0.7%
Ageas SA/NV	3,144	125,049
D'ieteren Group	2,050	335,216
Elia Group SA	991	114,444
Groupe Bruxelles Lambert NV	10,030	808,742
KBC Group NV	12,423	815,797
Sofina SA	332	74,737
Solvay SA, Class A	4,460	516,990
Umicore SA	6,117	162,309
		2,953,284
Bermuda — 0.0%
CK Infrastructure Holdings, Ltd.	10,000	50,623
Hongkong Land Holdings, Ltd.	16,700	59,285
		109,908
Cayman Islands — 0.7%
CK Asset Holdings, Ltd.	127,308	702,906
CK Hutchison Holdings, Ltd.	171,000	932,150
ESR Group, Ltd.*	75,200	112,958
Security Description	Shares or Principal Amount	Value

Cayman Islands (continued)
Futu Holdings, Ltd. ADR†	1,402	$ 83,559
Sea, Ltd. ADR†	5,825	219,195
SITC International Holdings Co., Ltd.	37,000	68,977
WH Group, Ltd.*	799,000	411,606
Wharf Real Estate Investment Co., Ltd.	67,000	279,368
Xinyi Glass Holdings, Ltd.	50,000	73,830
		2,884,549
Denmark — 3.6%
Chr. Hansen Holding A/S	3,162	206,748
Coloplast A/S, Class B	2,239	255,789
Demant A/S†	3,196	130,991
DSV A/S	6,374	1,212,554
Genmab A/S†	2,267	870,769
Novo Nordisk A/S, Class B	54,952	10,185,920
Novozymes A/S, Class B	5,256	228,269
Orsted A/S*	4,632	298,215
Pandora A/S	4,569	474,510
Vestas Wind Systems A/S†	25,533	590,597
		14,454,362
Finland — 1.3%
Elisa Oyj	2,350	115,358
Kesko Oyj, Class B	7,626	149,012
Kone Oyj, Class B	6,512	296,574
Neste Oyj	19,064	698,302
Nokia Oyj	168,196	672,448
Nordea Bank Abp	135,126	1,483,258
Orion Oyj, Class B	16,037	657,158
Sampo Oyj, Class A	12,480	548,480
UPM-Kymmene Oyj	19,811	679,263
		5,299,853
France — 9.1%
Accor SA	6,277	225,226
Aeroports de Paris	1,906	251,320
Air Liquide SA	22,369	4,047,329
Alstom SA	6,709	185,583
Amundi SA*	2,735	163,262
AXA SA	105,367	3,173,426
BioMerieux	1,240	128,543
BNP Paribas SA	40,780	2,640,365
Bouygues SA	25,929	896,904
Bureau Veritas SA	6,882	184,622
Capgemini SE	6,503	1,215,332
Carrefour SA	44,636	855,247
Cie Generale des Etablissements Michelin SCA	40,882	1,281,592
Covivio SA	2,496	121,957
Credit Agricole SA	82,982	1,048,825
Dassault Systemes SE	26,981	1,071,094
Edenred	13,001	829,505
Eiffage SA	9,239	914,873
EssilorLuxottica SA	13,505	2,546,618
Eurazeo SE	3,475	205,174
Gecina SA	1,921	205,908
Getlink SE	28,275	473,851
Hermes International SCA	1,595	3,287,508
Ipsen SA	6,319	820,871
Klepierre SA	12,643	334,510
Legrand SA	6,563	648,322
Publicis Groupe SA	11,162	872,180
Sartorius Stedim Biotech	1,207	343,039
Schneider Electric SE	17,117	2,943,376
Sodexo SA	6,113	656,367

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Valeo	5,208	$ 101,651
Veolia Environnement SA	20,294	635,088
Vinci SA	24,344	2,717,879
Vivendi SE	22,295	203,317
Wendel SE	1,644	150,547
Worldline SA*†	7,803	254,513
		36,635,724
Germany — 7.5%
adidas AG	6,635	1,326,840
Bayerische Motoren Werke AG	27,415	2,888,618
Bayerische Motoren Werke AG (Preference Shares)	6,117	588,676
Beiersdorf AG	12,773	1,673,130
Brenntag SE	2,951	239,162
Carl Zeiss Meditec AG	993	98,760
Commerzbank AG	41,520	456,976
Continental AG	5,192	386,327
Covestro AG*†	6,519	346,870
Daimler Truck Holding AG	15,501	546,109
Deutsche Boerse AG	7,176	1,274,966
Evonik Industries AG	9,039	173,535
GEA Group AG	5,453	215,232
Hannover Rueck SE	2,923	622,026
HelloFresh SE†	4,480	144,862
Henkel AG & Co. KGaA	17,436	1,205,872
Henkel AG & Co. KGaA (Preference Shares)	14,008	1,074,207
Infineon Technologies AG	39,435	1,411,766
Knorr-Bremse AG	1,384	94,697
Merck KGaA	8,736	1,572,499
Muenchener Rueckversicherungs-Gesellschaft AG	6,946	2,697,926
Nemetschek SE	1,823	125,999
Puma SE	6,811	457,902
SAP SE	35,213	4,918,764
Sartorius AG (Preference Shares)	868	355,215
Siemens AG	21,343	3,214,141
Siemens Healthineers AG*	16,902	847,656
Symrise AG	4,664	486,321
Telefonica Deutschland Holding AG	131,486	250,080
Vonovia SE	19,695	472,187
Zalando SE*†	5,202	162,060
		30,329,381
Hong Kong — 2.1%
AIA Group, Ltd.	342,600	3,110,435
BOC Hong Kong Holdings, Ltd.	155,500	432,256
Hang Lung Properties, Ltd.	63,000	84,189
Hang Seng Bank, Ltd.	27,000	344,285
Henderson Land Development Co., Ltd.	109,503	300,903
Hong Kong & China Gas Co., Ltd.	496,252	365,117
Hong Kong Exchanges & Clearing, Ltd.	31,900	1,236,568
Link REIT	56,760	281,544
MTR Corp., Ltd.	147,500	615,966
New World Development Co., Ltd.	60,250	127,993
Power Assets Holdings, Ltd.	54,000	266,132
Sun Hung Kai Properties, Ltd.	62,500	703,711
Swire Pacific, Ltd., Class A	38,000	313,503
Swire Properties, Ltd.	66,400	138,856
Techtronic Industries Co., Ltd.	38,000	375,525
		8,696,983
Ireland — 1.0%
CRH PLC	30,446	1,753,711
DCC PLC	13,710	751,505
Security Description	Shares or Principal Amount	Value

Ireland (continued)
James Hardie Industries PLC†	7,509	$ 226,390
Kerry Group PLC, Class A	12,058	1,126,289
Smurfit Kappa Group PLC	4,345	182,712
		4,040,607
Israel — 0.8%
Bank Hapoalim BM	56,324	467,114
Bank Leumi Le-Israel BM	76,331	593,499
Check Point Software Technologies, Ltd.†	4,545	611,712
CyberArk Software, Ltd.†	487	80,861
ICL Group, Ltd.	36,406	218,261
Israel Discount Bank, Ltd., Class A	48,755	244,221
Mizrahi Tefahot Bank, Ltd.	9,858	324,535
NICE, Ltd.†	2,155	426,121
Tower Semiconductor, Ltd.†	10,054	293,711
Wix.com, Ltd.†	1,166	115,166
		3,375,201
Italy — 2.2%
Amplifon SpA	5,460	177,854
Assicurazioni Generali SpA	94,681	1,964,027
DiaSorin SpA	1,056	111,714
FinecoBank Banca Fineco SpA	17,701	242,997
Infrastrutture Wireless Italiane SpA*	40,612	502,690
Mediobanca Banca di Credito Finanziario SpA	68,981	902,831
Moncler SpA	16,374	1,112,183
Nexi SpA*†	9,646	69,368
Poste Italiane SpA*	54,737	608,676
Prysmian SpA	3,489	142,971
Recordati Industria Chimica e Farmaceutica SpA	22,611	1,137,157
Snam SpA	235,486	1,216,484
Terna - Rete Elettrica Nazionale SpA	93,470	772,319
		8,961,271
Japan — 22.0%
Advantest Corp.	3,200	402,708
Aeon Co., Ltd.	31,700	657,770
Aisin Corp.	4,700	157,221
Ajinomoto Co., Inc.	33,700	1,429,809
ANA Holdings, Inc.†	7,600	171,855
Asahi Kasei Corp.	17,900	115,868
Astellas Pharma, Inc.	114,900	1,748,830
Bandai Namco Holdings, Inc.	9,600	223,150
Bridgestone Corp.	24,900	968,823
Canon, Inc.	41,100	1,013,552
Central Japan Railway Co.	7,500	963,435
Chiba Bank, Ltd.	9,700	69,436
Chubu Electric Power Co., Inc.	4,100	54,809
Chugai Pharmaceutical Co., Ltd.	44,700	1,369,311
Dai-ichi Life Holdings, Inc.	34,600	644,819
Daiichi Sankyo Co., Ltd.	64,000	1,891,034
Daikin Industries, Ltd.	5,200	901,543
Denso Corp.	19,200	1,314,223
East Japan Railway Co.	12,500	707,241
Eisai Co., Ltd.	12,800	814,478
ENEOS Holdings, Inc.	437,500	1,642,711
FANUC Corp.	28,500	813,502
Fast Retailing Co., Ltd.	5,400	1,242,599
FUJIFILM Holdings Corp.	12,300	728,219
Fujitsu, Ltd.	3,600	450,448
Hankyu Hanshin Holdings, Inc.	9,700	348,679
Hitachi, Ltd.	31,700	2,112,099
Hoya Corp.	9,700	1,077,037
Idemitsu Kosan Co., Ltd.	29,100	619,021

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Inpex Corp.	75,300	$ 1,053,201
Isuzu Motors, Ltd.	49,800	640,063
ITOCHU Corp.	30,900	1,162,135
Japan Airlines Co., Ltd.	4,500	92,818
JFE Holdings, Inc.	72,400	1,146,248
Kajima Corp.	27,600	461,628
Kao Corp.	21,100	817,780
KDDI Corp.	63,100	1,875,717
Keio Corp.	2,500	86,601
Keyence Corp.	5,400	2,246,180
Kintetsu Group Holdings Co., Ltd.	3,600	114,041
Kobayashi Pharmaceutical Co., Ltd.	400	19,800
Komatsu, Ltd.	31,400	895,632
Kose Corp.	1,400	116,334
Kubota Corp.	32,700	524,791
Kyocera Corp.	7,600	390,617
Kyowa Kirin Co., Ltd.	32,700	600,195
Lasertec Corp.	800	124,678
M3, Inc.	9,400	187,587
Marubeni Corp.	66,900	1,096,416
MEIJI Holdings Co., Ltd.	20,000	502,010
Mitsubishi Chemical Group Corp.	73,200	437,857
Mitsubishi Corp.	47,500	2,349,290
Mitsubishi Electric Corp.	39,800	519,469
Mitsubishi Estate Co., Ltd.	46,100	590,132
Mitsubishi UFJ Financial Group, Inc.	354,500	2,834,879
Mitsui Fudosan Co., Ltd.	32,400	710,820
Mizuho Financial Group, Inc.	102,600	1,699,481
MS&AD Insurance Group Holdings, Inc.	16,000	576,240
Murata Manufacturing Co., Ltd.	18,000	1,012,612
Nexon Co., Ltd.	10,300	209,334
NIDEC Corp.	6,500	340,960
Nintendo Co., Ltd.	35,500	1,529,114
Nippon Express Holdings, Inc.	3,100	161,269
Nippon Paint Holdings Co., Ltd.	14,700	113,765
Nippon Shinyaku Co., Ltd.	5,600	246,293
Nippon Telegraph & Telephone Corp.	1,532,500	1,772,705
Nippon Yusen KK	13,700	365,911
Nisshin Seifun Group, Inc.	20,200	266,635
Nissin Foods Holdings Co., Ltd.	6,300	550,782
Nitori Holdings Co., Ltd.	1,100	125,654
NTT Data Corp.	15,200	204,868
Obayashi Corp.	20,200	183,125
Odakyu Electric Railway Co., Ltd.	6,900	102,721
Ono Pharmaceutical Co., Ltd.	36,300	688,975
Oriental Land Co., Ltd.	33,000	1,190,536
ORIX Corp.	46,400	867,439
Osaka Gas Co., Ltd.	34,500	552,493
Otsuka Holdings Co., Ltd.	53,500	2,039,321
Pan Pacific International Holdings Corp.	17,000	339,369
Rakuten Group, Inc.	9,800	38,279
Recruit Holdings Co., Ltd.	32,700	1,173,195
Renesas Electronics Corp.†	15,900	267,796
Resona Holdings, Inc.	80,500	427,301
Secom Co., Ltd.	4,700	329,334
Sekisui House, Ltd.	13,500	275,623
SG Holdings Co., Ltd.	5,700	82,428
Shimano, Inc.	1,900	279,460
Shin-Etsu Chemical Co., Ltd.	68,000	2,177,477
Shionogi & Co., Ltd.	15,500	683,621
Shiseido Co., Ltd.	15,700	638,381
Shizuoka Financial Group, Inc.	5,600	45,610
Security Description	Shares or Principal Amount	Value

Japan (continued)
SMC Corp.	1,300	$ 630,812
SoftBank Corp.	85,700	983,670
SoftBank Group Corp.	30,900	1,390,017
Sony Group Corp.	34,800	2,904,883
Subaru Corp.	46,100	890,188
Sumitomo Chemical Co., Ltd.	55,000	152,493
Sumitomo Corp.	47,000	968,782
Sumitomo Electric Industries, Ltd.	52,900	649,184
Sumitomo Mitsui Financial Group, Inc.	54,400	2,497,999
Sumitomo Realty & Development Co., Ltd.	3,600	92,267
Suntory Beverage & Food, Ltd.	21,000	680,395
Suzuki Motor Corp.	21,100	831,702
Sysmex Corp.	2,300	122,529
TDK Corp.	4,800	175,313
Terumo Corp.	18,900	573,255
Tobu Railway Co., Ltd.	400	10,978
Tokio Marine Holdings, Inc.	59,700	1,324,114
Tokyo Electron, Ltd.	11,100	1,645,984
Tokyo Gas Co., Ltd.	30,500	707,918
Tokyu Corp.	16,600	209,989
Toppan, Inc.	600	14,520
Toray Industries, Inc.	51,600	278,791
TOTO, Ltd.	800	21,966
Toyota Industries Corp.	6,100	431,836
Toyota Tsusho Corp.	6,400	382,474
Unicharm Corp.	21,700	866,837
Welcia Holdings Co., Ltd.	1,800	33,125
West Japan Railway Co.	9,200	398,617
Yakult Honsha Co., Ltd.	9,700	508,951
Yamaha Motor Co., Ltd.	31,400	815,565
		89,004,410
Jersey — 0.2%
WPP PLC	93,414	906,223
Luxembourg — 0.4%
Eurofins Scientific SE	2,895	178,432
Tenaris SA	87,925	1,407,241
		1,585,673
Netherlands — 6.6%
ABN AMRO Bank NV CVA*	24,718	364,387
Adyen NV*†	586	490,869
Aegon NV	47,487	244,075
AerCap Holdings NV†	2,470	151,954
Akzo Nobel NV	9,142	743,882
Argenx SE†	1,681	847,234
ASM International NV	747	360,616
ASML Holding NV	11,297	7,446,719
CNH Industrial NV	43,983	609,517
EXOR NV	9,860	873,939
Ferrari NV	7,994	2,539,811
Ferrovial SE	38,553	1,222,795
ING Groep NV	137,058	1,946,908
JDE Peet's NV	28,545	794,868
Just Eat Takeaway.com NV *†	992	13,986
Koninklijke Ahold Delhaize NV	56,281	1,841,530
Koninklijke KPN NV	269,726	943,825
NN Group NV	17,382	670,241
Prosus NV	24,015	1,660,875
QIAGEN NV†	9,585	438,502
STMicroelectronics NV	22,778	1,078,497

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
Universal Music Group NV	20,292	$ 503,663
Wolters Kluwer NV	8,102	976,937
		26,765,630
New Zealand — 0.4%
Auckland International Airport, Ltd.†	78,270	364,511
Fisher & Paykel Healthcare Corp., Ltd.	16,125	218,364
Mercury NZ, Ltd.	20,231	74,856
Meridian Energy, Ltd.	38,616	123,538
Spark New Zealand, Ltd.	160,148	484,644
Xero, Ltd.†	2,537	205,646
		1,471,559
Norway — 1.0%
Aker BP ASA	23,428	635,959
DNB Bank ASA	13,133	260,148
Equinor ASA	58,496	1,805,768
Mowi ASA	23,469	426,039
Orkla ASA	49,496	378,400
Telenor ASA	23,678	253,668
Yara International ASA	4,867	178,031
		3,938,013
Portugal — 0.6%
EDP - Energias de Portugal SA	166,348	758,676
Galp Energia SGPS SA	76,729	1,057,070
Jeronimo Martins SGPS SA	31,641	806,284
		2,622,030
Singapore — 1.0%
DBS Group Holdings, Ltd.	64,700	1,594,221
Keppel Corp., Ltd.	36,700	188,463
Oversea-Chinese Banking Corp., Ltd.	133,500	1,239,724
Seatrium, Ltd.†	700,420	75,149
United Overseas Bank, Ltd.	37,900	797,570
		3,895,127
Spain — 1.4%
Aena SME SA*	6,982	1,097,786
Amadeus IT Group SA	17,533	1,203,454
Cellnex Telecom SA*	16,267	622,661
Enagas SA	36,300	619,753
Grifols SA†	18,279	250,635
Redeia Corp. SA	41,352	672,825
Telefonica SA	328,581	1,362,480
		5,829,594
SupraNational — 0.1%
HKT Trust & HKT, Ltd.	160,000	170,561
Unibail-Rodamco-Westfield†	4,479	239,878
		410,439
Sweden — 2.3%
Assa Abloy AB, Class B	18,865	425,425
Atlas Copco AB, Class A	81,351	1,077,027
Boliden AB	23,350	621,792
Embracer Group AB†	12,084	29,303
Epiroc AB, Class B	26,668	437,464
EQT AB	3,779	76,212
Essity AB, Class B	41,074	959,275
H & M Hennes & Mauritz AB, Class B	24,594	376,216
Hexagon AB, Class B	47,238	422,396
Industrivarden AB, Class A	1,497	39,064
Security Description	Shares or Principal Amount	Value

Sweden (continued)
Industrivarden AB, Class C	3,673	$ 95,679
Investor AB, Class B	122,102	2,354,271
Sandvik AB	36,740	695,974
Skandinaviska Enskilda Banken AB, Class A	76,209	885,050
Svenska Cellulosa AB SCA, Class B	6,501	86,692
Svenska Handelsbanken AB, Class A	68,266	569,647
Volvo Car AB, Class B†	24,285	92,540
		9,244,027
Switzerland — 9.4%
ABB, Ltd.	87,444	3,335,018
Adecco Group AG	8,100	349,638
Alcon, Inc.	23,952	2,004,338
Bachem Holding AG	1,279	119,669
Baloise Holding AG	8,229	1,287,426
Coca-Cola HBC AG	51,233	1,478,466
DSM-Firmenich AG	7,348	678,459
EMS-Chemie Holding AG	1,175	883,894
Geberit AG	2,132	1,106,849
Givaudan SA	497	1,658,636
Julius Baer Group, Ltd.	16,617	1,156,145
Kuehne & Nagel International AG	3,137	944,278
Logitech International SA	8,389	581,774
Lonza Group AG	3,527	1,952,058
Partners Group Holding AG	1,231	1,331,127
Schindler Holding AG	263	55,348
Schindler Holding AG (Participation Certificate)	4,098	914,610
SGS SA	9,400	855,348
SIG Group AG	17,071	449,893
Sika AG	6,981	1,978,879
Sonova Holding AG	2,862	757,174
Straumann Holding AG	5,552	842,212
Swatch Group AG	4,896	1,378,429
Swiss Life Holding AG	3,160	1,983,965
Swiss Prime Site AG	7,783	748,035
Swiss Re AG	20,422	1,985,906
Swisscom AG	3,502	2,132,876
Temenos AG	2,997	238,376
VAT Group AG*	842	337,810
Zurich Insurance Group AG	9,214	4,328,760
		37,855,396
United Kingdom — 13.3%
3i Group PLC	98,904	2,497,687
Abrdn PLC	140,961	294,818
Admiral Group PLC	7,616	240,234
Antofagasta PLC	65,683	1,204,840
Ashtead Group PLC	18,548	1,297,952
Auto Trader Group PLC*	32,066	246,327
Aviva PLC	271,058	1,288,347
Barratt Developments PLC	76,439	438,943
Berkeley Group Holdings PLC	13,006	669,090
British Land Co. PLC	129,397	530,445
BT Group PLC	445,227	651,999
Bunzl PLC	32,905	1,179,658
Burberry Group PLC	55,134	1,525,387
Coca-Cola Europacific Partners PLC	24,045	1,541,525
Compass Group PLC	101,194	2,554,876
Croda International PLC	9,034	631,952
Halma PLC	24,371	661,921
Hargreaves Lansdown PLC	21,160	204,043
Hikma Pharmaceuticals PLC	37,461	1,038,803
Informa PLC	89,536	828,904

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
InterContinental Hotels Group PLC	23,936	$ 1,805,378
Intertek Group PLC	13,043	684,047
JD Sports Fashion PLC	173,765	319,732
Johnson Matthey PLC	20,329	419,770
Kingfisher PLC	223,921	663,771
Land Securities Group PLC	76,114	581,034
Legal & General Group PLC	347,853	963,723
Lloyds Banking Group PLC	3,774,428	2,025,180
London Stock Exchange Group PLC	15,657	1,622,047
M&G PLC	291,886	706,244
Mondi PLC	50,401	838,962
National Grid PLC	215,318	2,700,916
Ocado Group PLC†	22,597	249,503
Pearson PLC	52,492	557,908
Persimmon PLC	17,172	231,892
Phoenix Group Holdings PLC	99,264	655,145
Prudential PLC	90,711	1,110,286
RELX PLC	103,370	3,375,867
Rentokil Initial PLC	151,490	1,154,899
Sage Group PLC	112,013	1,377,830
Schroders PLC	103,766	541,314
Segro PLC	71,189	665,003
Severn Trent PLC	24,808	754,242
Smith & Nephew PLC	72,061	976,769
Smiths Group PLC	56,114	1,165,797
Spirax-Sarco Engineering PLC	4,391	563,761
SSE PLC	77,078	1,588,153
St. James's Place PLC	43,520	487,800
Standard Chartered PLC	151,332	1,364,189
Taylor Wimpey PLC	283,401	410,351
United Utilities Group PLC	97,259	1,166,776
Vodafone Group PLC	1,611,772	1,494,796
Whitbread PLC	24,200	1,054,585
		53,805,421
Total Long-Term Investment Securities (cost $330,673,284)		381,294,306
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.4%
U.S. Government — 0.4%
United States Treasury Bills
4.41%, 11/02/2023(1)	$ 120,000	$ 118,909
5.20%, 09/05/2023(1)	1,500,000	1,499,129
Total Short-Term Investments (cost $1,618,223)		1,618,038
REPURCHASE AGREEMENTS — 4.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 08/31/2023, to be repurchased 09/01/2023 in the amount of $16,814,063 and collateralized by $16,816,100 of United States Treasury Notes, bearing interest at 4.63% due 03/15/2026 and having an approximate value of $17,149,623 (cost $16,813,316)	16,813,316	16,813,316
TOTAL INVESTMENTS (cost $349,104,823)	98.7%	399,725,660
Other assets less liabilities	1.3	5,096,749
NET ASSETS	100.0%	$404,822,409
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Socially Responsible Fund has no right to demand registration of these securities. At August 31, 2023, the aggregate value of these securities was $6,951,700 representing 1.7% of net assets.
†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR—American Depositary Receipt
CVA—Certification Van Aandelen (Dutch Cert.)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
216	Long	MSCI EAFE Index	September 2023	$23,378,280	$22,780,440	$(597,840)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Industry Allocation*
Banks	8.1%
Insurance	7.9
Pharmaceuticals	6.6
Repurchase Agreements	4.1
Telecommunications	3.8
Chemicals	3.5
Commercial Services	3.4
Semiconductors	3.3
Oil & Gas	3.0
Food	2.8
Healthcare-Products	2.7
Engineering & Construction	2.3
Auto Manufacturers	2.2
Software	2.1

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Industry Allocation* (continued)
Electronics	2.0%
Machinery-Diversified	2.0
Diversified Financial Services	1.9
Electric	1.9
Distribution/Wholesale	1.9
Transportation	1.8
Apparel	1.6
Retail	1.5
Building Materials	1.5
REITS	1.4
Real Estate	1.3
Investment Companies	1.2
Auto Parts & Equipment	1.2
Cosmetics/Personal Care	1.2
Beverages	1.2
Mining	1.2
Machinery-Construction & Mining	1.1
Miscellaneous Manufacturing	1.1
Iron/Steel	1.1
Biotechnology	1.1
Private Equity	1.0
Electrical Components & Equipment	0.9
Computers	0.9
Healthcare-Services	0.8
Gas	0.8
Food Service	0.8
Lodging	0.8
Home Furnishings	0.7
Water	0.7
Internet	0.7
Household Products/Wares	0.6
Home Builders	0.6
Media	0.5
Toys/Games/Hobbies	0.5
Metal Fabricate/Hardware	0.5
Advertising	0.4
Forest Products & Paper	0.4
Entertainment	0.4
Short-Term Investments	0.4
Hand/Machine Tools	0.3
Leisure Time	0.3
Office/Business Equipment	0.3
Energy-Alternate Sources	0.1
Pipelines	0.1
Packaging & Containers	0.1
Holding Companies-Diversified	0.1
98.7%
*	Calculated as a percentage of net assets

VALIC Company I International Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of August 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$381,294,306	$—	$—	$381,294,306
Short-Term Investments	—	1,618,038	—	1,618,038
Repurchase Agreements	—	16,813,316	—	16,813,316
Total Investments at Value	$381,294,306	$18,431,354	$—	$399,725,660
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$597,840	$—	$—	$597,840
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

VALIC Company I International Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 96.9%
Australia — 1.7%
Qantas Airways, Ltd.†	2,188,762	$ 8,381,611
Bermuda — 1.2%
Axalta Coating Systems, Ltd.†	215,774	6,106,404
Brazil — 3.8%
3R Petroleum Oleo e Gas SA†	1,456,500	9,682,451
CPFL Energia SA	1,385,500	9,554,593
		19,237,044
British Virgin Islands — 1.7%
Nomad Foods, Ltd.†	461,208	8,458,555
Canada — 5.8%
Gildan Activewear, Inc.	66,000	1,968,472
Quebecor, Inc., Class B	523,716	11,972,756
SNC-Lavalin Group, Inc.#	472,000	15,380,521
		29,321,749
Cayman Islands — 1.5%
China Resources Land, Ltd.	1,550,000	6,551,927
Topsports International Holdings, Ltd.*	1,347,000	1,095,827
		7,647,754
China — 5.2%
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	1,608,560	5,736,819
LONGi Green Energy Technology Co., Ltd., Class A	1,312,791	4,781,021
Midea Group Co., Ltd., Class A	1,567,712	12,152,123
Oppein Home Group, Inc., Class A	265,580	3,566,835
		26,236,798
Denmark — 2.3%
Danske Bank A/S	528,250	11,886,029
France — 11.2%
Cie de Saint-Gobain	34,816	2,271,205
Orange SA	1,222,490	13,730,645
Sanofi	140,804	15,060,443
Sodexo SA	102,014	10,953,487
TotalEnergies SE	118,404	7,455,691
Worldline SA*†	216,236	7,053,027
		56,524,498
Germany — 5.2%
Fresenius SE & Co. KGaA	259,753	8,340,051
Rheinmetall AG	56,912	15,508,366
Siemens AG	13,754	2,071,278
Siemens Energy AG†	21,651	308,961
		26,228,656
India — 0.5%
Tech Mahindra, Ltd.	191,643	2,787,271
Ireland — 2.9%
Greencore Group PLC†	1,700,785	1,815,211
ICON PLC†	50,030	13,004,798
		14,820,009
Isle of Man — 1.5%
Entain PLC	501,738	7,357,086
Israel — 2.8%
Check Point Software Technologies, Ltd.†	104,204	14,024,816
Security Description	Shares or Principal Amount	Value

Italy — 3.7%
Prysmian SpA	219,680	$ 9,001,961
UniCredit SpA	392,483	9,603,419
		18,605,380
Japan — 16.5%
Asahi Group Holdings, Ltd.	394,400	15,386,194
FUJIFILM Holdings Corp.	163,100	9,656,300
Hitachi, Ltd.	197,300	13,145,649
Mitsubishi UFJ Financial Group, Inc.	2,137,600	17,094,042
ORIX Corp.	827,400	15,468,078
Resonac Holdings Corp.#	760,900	12,399,697
		83,149,960
Luxembourg — 2.6%
Samsonite International SA*†	3,883,600	12,999,229
Mexico — 2.4%
America Movil SAB de CV#	12,786,100	12,298,293
Netherlands — 5.9%
ING Groep NV	1,098,642	15,606,201
NN Group NV#	366,112	14,117,098
		29,723,299
South Korea — 3.2%
Samsung Electronics Co., Ltd.	267,524	13,540,651
SK Telecom Co., Ltd.	72,674	2,641,941
		16,182,592
Thailand — 4.3%
Minor International PCL	8,168,000	7,814,036
SCB X PCL	4,198,700	14,088,591
		21,902,627
United Kingdom — 7.4%
ConvaTec Group PLC*	3,143,413	9,254,339
Informa PLC	1,628,854	15,079,555
Shell PLC	424,521	12,968,635
		37,302,529
United States — 3.6%
Baker Hughes Co.	306,047	11,075,841
Gentex Corp.	218,409	7,133,238
		18,209,079
Total Long-Term Investment Securities (cost $468,707,900)		489,391,268
SHORT-TERM INVESTMENTS — 6.3%
Unaffiliated Investment Companies — 6.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.28%(1)	18,968,612	18,968,612
State Street Navigator Securities Lending Government Money Market Portfolio 5.34%(1)(2)	12,832,845	12,832,845
Total Short-Term Investments (cost $31,801,457)		31,801,457
TOTAL INVESTMENTS (cost $500,509,357)	103.2%	521,192,725
Other assets less liabilities	(3.2)	(16,320,662)
NET ASSETS	100.0%	$504,872,063
†	Non-income producing security
#	The security or a portion thereof is out on loan.

VALIC Company I International Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The International Value Fund has no right to demand registration of these securities. At August 31, 2023, the aggregate value of these securities was $30,402,422 representing 6.0% of net assets.
(1)	The rate shown is the 7-day yield as of August 31, 2023.
(2)	At August 31, 2023, the Fund had loaned securities with a total value of $25,995,752. This was secured by collateral of $12,832,845, which was received in cash and subsequently invested in short-term investments currently valued at $12,832,845 as reported in the Portfolio of Investments. Additional collateral of $16,042,085 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2023
United States Treasury Notes/Bonds	0.13% to 4.00%	10/31/2023 to 02/15/2053	$16,042,085
Industry Allocation*
Banks	13.5%
Short-Term Investments	6.3
Oil & Gas	6.0
Telecommunications	5.6
Media	5.4
Healthcare-Services	4.2
Healthcare-Products	3.7
Chemicals	3.7
Food	3.1
Home Furnishings	3.1
Aerospace/Defense	3.1
Diversified Financial Services	3.1
Beverages	3.0
Engineering & Construction	3.0
Pharmaceuticals	3.0
Apparel	3.0
Insurance	2.8
Computers	2.8
Semiconductors	2.7
Machinery-Construction & Mining	2.7
Oil & Gas Services	2.2
Food Service	2.2
Electric	1.9
Electrical Components & Equipment	1.8
Airlines	1.7
Lodging	1.5
Entertainment	1.5
Auto Parts & Equipment	1.4
Commercial Services	1.4
Real Estate	1.3
Energy-Alternate Sources	1.0
Software	0.5
Building Materials	0.4
Miscellaneous Manufacturing	0.4
Retail	0.2
103.2%
*	Calculated as a percentage of net assets

VALIC Company I International Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$489,391,268	$—	$—	$489,391,268
Short-Term Investments	31,801,457	—	—	31,801,457
Total Investments at Value	$521,192,725	$—	$—	$521,192,725
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Large Capital Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.5%
Apparel — 2.8%
LVMH Moet Hennessy Louis Vuitton SE	7,370	$ 6,251,079
NIKE, Inc., Class B	122,509	12,460,391
		18,711,470
Auto Parts & Equipment — 1.6%
Aptiv PLC†	105,368	10,689,584
Beverages — 1.2%
PepsiCo, Inc.	45,516	8,098,207
Chemicals — 1.7%
Sherwin-Williams Co.	41,426	11,256,273
Commercial Services — 4.4%
Equifax, Inc.	22,857	4,724,542
Gartner, Inc.†	31,549	11,032,054
Moody's Corp.	27,405	9,230,004
Verisk Analytics, Inc.	19,411	4,701,733
		29,688,333
Computers — 10.0%
Accenture PLC, Class A	84,626	27,399,360
Apple, Inc.	214,863	40,366,312
		67,765,672
Cosmetics/Personal Care — 1.7%
Colgate-Palmolive Co.	28,581	2,099,846
Estee Lauder Cos., Inc., Class A	57,819	9,281,684
		11,381,530
Diversified Financial Services — 7.6%
Brookfield Asset Management, Ltd., Class A	158,978	5,493,400
Charles Schwab Corp.	115,291	6,819,463
Mastercard, Inc., Class A	20,965	8,650,997
Visa, Inc., Class A	124,354	30,551,291
		51,515,151
Electric — 1.1%
Xcel Energy, Inc.	131,030	7,485,744
Electrical Components & Equipment — 0.8%
Schneider Electric SE	29,245	5,028,862
Electronics — 8.0%
Agilent Technologies, Inc.	104,203	12,615,857
Amphenol Corp., Class A	193,683	17,117,704
Fortive Corp.	104,053	8,204,579
Hubbell, Inc.	21,582	7,036,811
TE Connectivity, Ltd.	69,697	9,227,186
		54,202,137
Food — 1.6%
McCormick & Co., Inc.	128,239	10,525,857
Healthcare-Products — 7.4%
Abbott Laboratories	54,389	5,596,628
Boston Scientific Corp.†	227,927	12,294,382
Danaher Corp.	30,177	7,996,905
STERIS PLC	56,017	12,860,943
Stryker Corp.	9,530	2,702,232
Thermo Fisher Scientific, Inc.	15,839	8,823,907
		50,274,997
Healthcare-Services — 2.2%
ICON PLC†	58,334	15,163,340
Security Description	Shares or Principal Amount	Value

Household Products/Wares — 2.5%
Church & Dwight Co., Inc.	174,321	$ 16,869,043
Insurance — 3.7%
Aon PLC, Class A	49,210	16,406,122
Marsh & McLennan Cos., Inc.	44,476	8,672,375
		25,078,497
Internet — 7.2%
Alphabet, Inc., Class A†	300,521	40,921,945
Tencent Holdings, Ltd.	195,800	8,114,277
		49,036,222
Machinery-Diversified — 1.2%
Otis Worldwide Corp.	96,019	8,214,425
Media — 0.9%
Walt Disney Co.†	74,636	6,245,540
Miscellaneous Manufacturing — 1.6%
Eaton Corp. PLC	48,169	11,096,692
Pharmaceuticals — 2.1%
Becton Dickinson & Co.	36,980	10,334,061
Cigna Group	13,942	3,851,617
		14,185,678
REITS — 1.7%
American Tower Corp.	64,418	11,680,272
Retail — 4.1%
Ross Stores, Inc.	101,256	12,333,993
Starbucks Corp.	64,504	6,285,270
TJX Cos., Inc.	99,048	9,159,959
		27,779,222
Semiconductors — 4.0%
Analog Devices, Inc.	71,502	12,997,633
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	102,296	9,571,837
Texas Instruments, Inc.	28,546	4,797,441
		27,366,911
Software — 17.1%
Adobe, Inc.†	22,310	12,478,876
Black Knight, Inc.†	56,532	4,282,864
Electronic Arts, Inc.	40,140	4,815,997
Fiserv, Inc.†	77,172	9,367,909
Microsoft Corp.	259,680	85,112,717
		116,058,363
Transportation — 1.3%
Canadian Pacific Kansas City, Ltd.	110,647	8,783,159
Total Long-Term Investment Securities (cost $512,808,600)		674,181,181

VALIC Company I Large Capital Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.5%
Sovereign — 0.5%
Federal Home Loan Bank
5.17%, 09/01/2023 (cost $3,455,000)	$3,455,000	$ 3,455,000
TOTAL INVESTMENTS (cost $516,263,600)	100.0%	677,636,181
Other assets less liabilities	(0.0)	(8,357)
NET ASSETS	100.0%	$677,627,824
†	Non-income producing security
ADR—American Depositary Receipt
The following is a summary of the inputs used to value the Portfolio’s net assets as of August 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$674,181,181	$—	$—	$674,181,181
Short-Term Investments	—	3,455,000	—	3,455,000
Total Investments at Value	$674,181,181	$3,455,000	$—	$677,636,181
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.9%
Aerospace/Defense — 0.6%
Curtiss-Wright Corp.	49,553	$ 10,306,529
Hexcel Corp.	109,038	7,992,485
		18,299,014
Agriculture — 0.4%
Darling Ingredients, Inc.†	206,213	12,735,715
Airlines — 0.1%
JetBlue Airways Corp.†	423,764	2,508,683
Apparel — 2.0%
Capri Holdings, Ltd.†	162,462	8,527,630
Carter's, Inc.	48,706	3,485,889
Columbia Sportswear Co.	45,701	3,351,711
Crocs, Inc.†	80,158	7,802,580
Deckers Outdoor Corp.†	34,065	18,023,451
PVH Corp.	81,144	6,783,638
Skechers USA, Inc., Class A†	173,526	8,730,093
Under Armour, Inc., Class A†	243,872	1,863,182
Under Armour, Inc., Class C†	244,996	1,688,023
		60,256,197
Auto Parts & Equipment — 1.7%
Adient PLC†	122,389	4,793,977
Autoliv, Inc.	99,830	9,743,408
Fox Factory Holding Corp.†	54,670	6,057,983
Gentex Corp.	302,027	9,864,202
Goodyear Tire & Rubber Co.†	366,289	4,728,791
Lear Corp.	76,279	10,991,041
Visteon Corp.†	36,637	5,102,435
		51,281,837
Banks — 5.0%
Associated Banc-Corp	195,004	3,379,419
Bank OZK	139,307	5,595,962
Cadence Bank	236,113	5,402,265
Cathay General Bancorp	93,743	3,340,063
Columbia Banking System, Inc.	269,401	5,517,332
Commerce Bancshares, Inc.	146,674	7,200,227
Cullen/Frost Bankers, Inc.	83,227	7,867,448
East West Bancorp, Inc.	182,817	10,117,093
First Financial Bankshares, Inc.	167,857	4,820,853
First Horizon Corp.	695,042	8,722,777
FNB Corp.	466,625	5,426,849
Glacier Bancorp, Inc.	143,284	4,328,610
Hancock Whitney Corp.	111,241	4,588,691
Home BancShares, Inc.	243,742	5,406,197
International Bancshares Corp.	68,233	3,055,474
Old National Bancorp	378,141	5,770,432
Pinnacle Financial Partners, Inc.	99,179	6,601,354
Prosperity Bancshares, Inc.	121,844	6,921,958
SouthState Corp.	98,119	7,094,004
Synovus Financial Corp.	188,835	5,846,332
Texas Capital Bancshares, Inc.†	61,865	3,862,851
UMB Financial Corp.	56,421	3,566,371
United Bankshares, Inc.	173,932	5,231,875
Valley National Bancorp	544,774	5,001,025
Webster Financial Corp.	225,832	9,577,535
Wintrust Financial Corp.	79,083	6,137,632
		150,380,629
Beverages — 0.6%
Boston Beer Co., Inc., Class A†	12,132	4,433,397
Security Description	Shares or Principal Amount	Value

Beverages (continued)
Celsius Holdings, Inc.†	52,597	$ 10,311,116
Coca-Cola Consolidated, Inc.	5,948	4,157,057
		18,901,570
Biotechnology — 1.1%
Arrowhead Pharmaceuticals, Inc.†	138,152	3,818,521
Exelixis, Inc.†	420,838	9,422,563
Halozyme Therapeutics, Inc.†	170,177	7,242,733
United Therapeutics Corp.†	60,543	13,583,428
		34,067,245
Building Materials — 3.9%
Builders FirstSource, Inc.†	165,640	24,024,426
Eagle Materials, Inc.	46,592	8,820,797
Fortune Brands Innovations, Inc.	163,754	11,302,301
Knife River Corp.†	65,793	3,385,708
Lennox International, Inc.	41,752	15,732,571
Louisiana-Pacific Corp.	93,105	5,817,200
MDU Resources Group, Inc.	263,173	5,358,202
Owens Corning	116,453	16,758,751
Simpson Manufacturing Co., Inc.	55,145	8,809,965
Trex Co., Inc.†	140,613	10,035,550
UFP Industries, Inc.	80,250	8,374,088
		118,419,559
Chemicals — 2.5%
Ashland, Inc.	62,777	5,438,372
Avient Corp.	110,636	4,437,610
Axalta Coating Systems, Ltd.†	286,299	8,102,262
Cabot Corp.	72,561	5,257,770
Chemours Co.	192,762	6,557,763
NewMarket Corp.	8,584	4,031,390
Olin Corp.	155,374	9,014,799
RPM International, Inc.	166,600	16,616,684
Sensient Technologies Corp.	54,594	3,363,536
Valvoline, Inc.	179,448	6,180,189
Westlake Corp.	44,538	5,833,587
		74,833,962
Commercial Services — 3.3%
ASGN, Inc.†	63,713	5,234,660
Avis Budget Group, Inc.†	30,832	6,579,240
Brink's Co.	59,997	4,548,373
Euronet Worldwide, Inc.†	60,929	5,322,757
FTI Consulting, Inc.†	43,915	8,160,285
Graham Holdings Co., Class B	4,884	2,863,636
Grand Canyon Education, Inc.†	39,709	4,655,880
H&R Block, Inc.	196,805	7,868,264
Hertz Global Holdings, Inc.†	203,701	3,452,732
Insperity, Inc.	46,424	4,704,144
ManpowerGroup, Inc.	65,168	5,139,800
Paylocity Holding Corp.†	53,379	10,702,490
Progyny, Inc.†	98,826	3,690,163
R1 RCM, Inc.†	178,354	3,074,823
Service Corp. International	195,365	12,329,485
WEX, Inc.†	55,365	10,861,506
		99,188,238
Computers — 3.0%
CACI International, Inc., Class A†	29,457	9,662,191
Crane NXT Co.	62,318	3,699,197
ExlService Holdings, Inc.†	214,836	6,279,656
Genpact, Ltd.	218,949	8,173,366
KBR, Inc.	175,401	10,790,670

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers (continued)
Kyndryl Holdings, Inc.†	264,615	$ 4,466,701
Lumentum Holdings, Inc.†	88,784	4,805,878
Maximus, Inc.	78,554	6,348,734
NCR Corp.†	181,447	5,581,310
Qualys, Inc.†	43,391	6,753,809
Science Applications International Corp.	69,776	8,209,844
Super Micro Computer, Inc.†	59,015	16,233,846
		91,005,202
Cosmetics/Personal Care — 0.2%
Coty, Inc., Class A†	473,909	5,478,388
Distribution/Wholesale — 0.8%
Watsco, Inc.#	43,193	15,746,008
WESCO International, Inc.	58,310	9,437,474
		25,183,482
Diversified Financial Services — 2.6%
Affiliated Managers Group, Inc.	46,657	6,252,505
Evercore, Inc., Class A	45,593	6,385,300
Federated Hermes, Inc.	109,895	3,819,950
Interactive Brokers Group, Inc., Class A	133,103	12,123,021
Janus Henderson Group PLC	171,271	4,704,814
Jefferies Financial Group, Inc.	241,314	8,612,497
SEI Investments Co.	130,932	8,125,640
SLM Corp.	313,239	4,460,523
Stifel Financial Corp.	137,159	8,918,078
Voya Financial, Inc.	126,999	8,849,290
Western Union Co.	483,945	5,976,721
		78,228,339
Electric — 1.5%
ALLETE, Inc.	74,073	4,066,608
Black Hills Corp.	86,148	4,738,140
Hawaiian Electric Industries, Inc.	141,606	1,985,316
IDACORP, Inc.	65,404	6,268,319
NorthWestern Corp.	77,276	3,894,711
OGE Energy Corp.	258,842	8,813,570
Ormat Technologies, Inc.	67,902	5,156,478
PNM Resources, Inc.	110,929	4,915,264
Portland General Electric Co.	124,869	5,476,754
		45,315,160
Electrical Components & Equipment — 1.5%
Acuity Brands, Inc.	41,094	6,627,640
Belden, Inc.	54,990	5,163,561
Energizer Holdings, Inc.	85,907	2,950,905
EnerSys	52,794	5,542,314
Littelfuse, Inc.	32,092	8,571,131
Novanta, Inc.†	46,274	7,726,833
Universal Display Corp.	56,278	9,148,552
		45,730,936
Electronics — 3.8%
Arrow Electronics, Inc.†	73,002	9,740,657
Avnet, Inc.	118,120	5,994,590
Coherent Corp.†	180,125	6,778,104
Hubbell, Inc.	69,256	22,580,919
Jabil, Inc.	171,475	19,620,170
National Instruments Corp.	169,942	10,128,543
nVent Electric PLC	214,100	12,105,214
TD SYNNEX Corp.	53,655	5,459,396
Vicor Corp.†	28,955	1,962,280
Security Description	Shares or Principal Amount	Value

Electronics (continued)
Vishay Intertechnology, Inc.	164,885	$ 4,524,444
Vontier Corp.	201,115	6,317,022
Woodward, Inc.	77,586	10,037,301
		115,248,640
Energy-Alternate Sources — 0.1%
Sunrun, Inc.†	278,647	4,355,253
Engineering & Construction — 2.0%
AECOM	179,636	15,763,059
Arcosa, Inc.	1	78
EMCOR Group, Inc.	61,446	13,779,266
Exponent, Inc.	65,696	5,903,443
Fluor Corp.†	185,113	6,477,104
MasTec, Inc.†	77,103	7,670,977
TopBuild Corp.†	41,030	11,901,982
		61,495,909
Entertainment — 1.0%
Churchill Downs, Inc.	85,145	10,666,966
Light & Wonder, Inc.†	117,757	9,028,429
Marriott Vacations Worldwide Corp.	47,570	5,170,383
Penn Entertainment, Inc.†	199,171	4,718,361
		29,584,139
Environmental Control — 0.9%
Clean Harbors, Inc.†	65,027	11,011,672
Stericycle, Inc.†	119,471	5,281,813
Tetra Tech, Inc.	68,791	10,824,264
		27,117,749
Food — 2.0%
Flowers Foods, Inc.	249,118	5,869,220
Grocery Outlet Holding Corp.†	115,589	3,565,921
Ingredion, Inc.	85,316	8,779,870
Lancaster Colony Corp.	25,609	4,230,351
Performance Food Group Co.†	201,795	12,537,523
Pilgrim's Pride Corp.†	58,129	1,462,526
Post Holdings, Inc.†	69,195	6,207,483
Sprouts Farmers Market, Inc.†	133,175	5,432,208
US Foods Holding Corp.†	292,885	11,841,340
		59,926,442
Food Service — 0.4%
Aramark	336,799	12,522,187
Gas — 1.1%
National Fuel Gas Co.	118,643	6,375,875
New Jersey Resources Corp.	125,312	5,284,407
ONE Gas, Inc.	71,583	5,187,620
Southwest Gas Holdings, Inc.	84,816	5,252,655
Spire, Inc.	67,974	3,970,361
UGI Corp.	270,526	6,811,845
		32,882,763
Hand/Machine Tools — 1.2%
Lincoln Electric Holdings, Inc.	74,405	14,319,986
MSA Safety, Inc.	47,702	8,714,201
Regal Rexnord Corp.	85,656	13,892,547
		36,926,734
Healthcare-Products — 4.0%
Azenta, Inc.†	84,219	4,752,478
Bruker Corp.	128,944	8,458,727
Enovis Corp.†	61,976	3,473,135

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products (continued)
Envista Holdings Corp.†	211,561	$ 6,774,183
Globus Medical, Inc., Class A†	154,101	8,336,864
Haemonetics Corp.†	65,196	5,850,037
ICU Medical, Inc.#†	26,123	3,788,619
Inari Medical, Inc.†	66,498	4,430,097
Integra LifeSciences Holdings Corp.†	92,089	3,917,466
Lantheus Holdings, Inc.†	88,311	6,044,005
LivaNova PLC†	69,488	3,860,058
Masimo Corp.†	62,753	7,171,413
Neogen Corp.†	279,434	6,460,514
Omnicell, Inc.†	58,260	3,312,664
Patterson Cos., Inc.	112,384	3,376,015
Penumbra, Inc.†	49,436	13,075,822
QuidelOrtho Corp.†	69,752	5,744,775
Repligen Corp.†	66,922	11,638,405
Shockwave Medical, Inc.†	47,334	10,431,940
		120,897,217
Healthcare-Services — 2.2%
Acadia Healthcare Co., Inc.†	118,942	9,170,428
Amedisys, Inc.†	42,111	3,947,906
Chemed Corp.	19,411	9,927,562
Encompass Health Corp.	129,540	9,202,522
HealthEquity, Inc.†	110,457	7,461,370
Medpace Holdings, Inc.†	31,927	8,628,910
Sotera Health Co.#†	127,789	2,062,515
Syneos Health, Inc.†	133,964	5,724,282
Tenet Healthcare Corp.†	131,736	10,217,444
		66,342,939
Home Builders — 1.0%
KB Home	103,746	5,270,297
Taylor Morrison Home Corp.†	141,012	6,683,969
Thor Industries, Inc.	69,166	7,249,980
Toll Brothers, Inc.	133,089	10,903,981
		30,108,227
Home Furnishings — 0.7%
Dolby Laboratories, Inc., Class A	76,792	6,486,620
Leggett & Platt, Inc.	172,028	4,851,190
Tempur Sealy International, Inc.	222,375	10,389,360
		21,727,170
Household Products/Wares — 0.1%
Helen of Troy, Ltd.†	31,066	3,818,633
Housewares — 0.1%
Scotts Miracle-Gro Co.#	52,899	2,997,257
Insurance — 4.6%
American Financial Group, Inc.	90,268	10,463,867
Brighthouse Financial, Inc.†	86,408	4,291,021
CNO Financial Group, Inc.	148,044	3,464,230
Erie Indemnity Co., Class A	32,234	8,984,583
Essent Group, Ltd.	138,616	6,961,296
First American Financial Corp.	133,390	8,227,495
Hanover Insurance Group, Inc.	46,171	4,927,369
Kemper Corp.	82,699	3,884,372
Kinsale Capital Group, Inc.	28,129	11,213,063
MGIC Investment Corp.	370,411	6,511,825
Old Republic International Corp.	351,877	9,623,836
Primerica, Inc.	46,816	9,408,143
Reinsurance Group of America, Inc.	85,996	11,920,766
RenaissanceRe Holdings, Ltd.	64,917	12,197,255
Security Description	Shares or Principal Amount	Value

Insurance (continued)
RLI Corp.	52,397	$ 6,891,254
Selective Insurance Group, Inc.	78,178	7,756,039
Unum Group	239,401	11,776,135
		138,502,549
Internet — 0.2%
TripAdvisor, Inc.†	137,034	2,070,584
Ziff Davis, Inc.†	61,106	4,072,715
		6,143,299
Iron/Steel — 1.6%
Cleveland-Cliffs, Inc.†	665,664	10,178,003
Commercial Metals Co.	151,357	8,519,885
Reliance Steel & Aluminum Co.	75,981	21,651,546
United States Steel Corp.	292,660	9,098,799
		49,448,233
Leisure Time — 1.2%
Brunswick Corp.	91,386	7,230,460
Harley-Davidson, Inc.	169,068	5,706,045
Planet Fitness, Inc., Class A†	109,796	6,675,597
Polaris, Inc.	69,131	7,748,894
Topgolf Callaway Brands Corp.†	179,898	3,137,421
YETI Holdings, Inc.†	111,981	5,593,451
		36,091,868
Lodging — 0.9%
Boyd Gaming Corp.	99,229	6,635,443
Choice Hotels International, Inc.	34,268	4,348,609
Hilton Grand Vacations, Inc.†	99,342	4,343,232
Travel & Leisure Co.	98,610	3,964,122
Wyndham Hotels & Resorts, Inc.	110,966	8,365,727
		27,657,133
Machinery-Construction & Mining — 0.8%
BWX Technologies, Inc.	118,183	8,717,178
Oshkosh Corp.	84,409	8,764,187
Terex Corp.	87,622	5,310,769
		22,792,134
Machinery-Diversified — 3.2%
AGCO Corp.	80,303	10,401,648
Chart Industries, Inc.#†	54,236	9,793,937
Cognex Corp.	223,061	10,501,712
Crane Co.	62,318	5,678,416
Esab Corp.	66,932	4,830,482
Flowserve Corp.	169,491	6,706,759
Graco, Inc.	217,555	17,173,792
Middleby Corp.†	69,160	10,069,004
Toro Co.	134,773	13,789,973
Watts Water Technologies, Inc., Class A	35,421	6,686,422
		95,632,145
Media — 1.0%
Cable One, Inc.	6,093	3,963,923
New York Times Co., Class A	211,756	9,374,438
Nexstar Media Group, Inc.	46,340	7,544,152
TEGNA, Inc.	290,816	4,807,188
World Wrestling Entertainment, Inc., Class A	56,090	5,415,490
		31,105,191
Metal Fabricate/Hardware — 0.9%
Advanced Drainage Systems, Inc.	80,836	10,359,942
Timken Co.	85,140	6,506,399

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metal Fabricate/Hardware (continued)
Valmont Industries, Inc.	27,211	$ 6,897,988
Worthington Industries, Inc.	39,224	2,952,390
		26,716,719
Mining — 0.6%
Alcoa Corp.	230,557	6,935,155
MP Materials Corp.†	119,366	2,499,524
Royal Gold, Inc.	84,880	9,514,199
		18,948,878
Miscellaneous Manufacturing — 1.3%
Carlisle Cos., Inc.	65,869	17,324,864
Donaldson Co., Inc.	156,732	10,010,473
ITT, Inc.	106,490	10,891,797
		38,227,134
Office/Business Equipment — 0.1%
Xerox Holdings Corp.	146,048	2,320,703
Oil & Gas — 3.6%
Antero Resources Corp.†	356,850	9,874,039
Chesapeake Energy Corp.#	138,405	12,208,705
Chord Energy Corp.	53,698	8,672,227
CNX Resources Corp.†	213,983	4,782,520
HF Sinclair Corp.	166,514	9,173,256
Matador Resources Co.	146,326	9,291,701
Murphy Oil Corp.	189,629	8,609,157
Ovintiv, Inc.	316,011	14,839,877
PBF Energy, Inc., Class A	141,776	6,647,877
Range Resources Corp.	311,827	10,096,958
Southwestern Energy Co.†	1,423,227	9,649,479
Valaris, Ltd.†	77,728	5,854,473
		109,700,269
Oil & Gas Services — 0.7%
ChampionX Corp.	255,852	9,233,699
NOV, Inc.	508,832	10,751,620
		19,985,319
Packaging & Containers — 2.0%
AptarGroup, Inc.	84,676	11,224,651
Berry Global Group, Inc.	154,048	10,065,496
Crown Holdings, Inc.	155,212	14,381,944
Graphic Packaging Holding Co.	396,934	8,827,812
Greif, Inc., Class A	33,520	2,433,217
Silgan Holdings, Inc.	108,289	4,887,083
Sonoco Products Co.	126,594	7,272,825
		59,093,028
Pharmaceuticals — 1.5%
BellRing Brands, Inc.†	171,628	7,122,562
Jazz Pharmaceuticals PLC†	82,717	11,858,309
Neurocrine Biosciences, Inc.†	126,102	13,731,247
Option Care Health, Inc.†	213,733	7,444,320
Perrigo Co. PLC	174,889	6,121,115
		46,277,553
Pipelines — 0.6%
Antero Midstream Corp.	433,919	5,259,098
DT Midstream, Inc.	125,216	6,547,545
Equitrans Midstream Corp.	559,825	5,374,320
		17,180,963
Security Description	Shares or Principal Amount	Value

Real Estate — 0.4%
Jones Lang LaSalle, Inc.†	61,730	$ 10,666,944
REITS — 7.5%
Agree Realty Corp.	120,445	7,445,910
Annaly Capital Management, Inc.	638,269	12,937,713
Apartment Income REIT Corp.	192,819	6,567,415
Brixmor Property Group, Inc.	388,414	8,537,340
Corporate Office Properties Trust	145,407	3,763,133
Cousins Properties, Inc.	196,043	4,607,010
CubeSmart	290,362	12,110,999
EastGroup Properties, Inc.	57,395	10,309,864
EPR Properties	97,287	4,356,512
Equity LifeStyle Properties, Inc.	226,210	15,147,021
First Industrial Realty Trust, Inc.	170,905	8,876,806
Healthcare Realty Trust, Inc.	492,150	8,622,468
Highwoods Properties, Inc.	136,289	3,247,767
Independence Realty Trust, Inc.	289,894	4,878,916
Kilroy Realty Corp.	136,225	5,033,514
Kite Realty Group Trust	283,446	6,397,376
Lamar Advertising Co., Class A	113,064	10,313,698
Medical Properties Trust, Inc.#	773,215	5,582,612
National Storage Affiliates Trust	106,131	3,566,002
NNN REIT, Inc.	235,320	9,269,255
Omega Healthcare Investors, Inc.	302,867	9,637,228
Park Hotels & Resorts, Inc.	278,670	3,575,336
Physicians Realty Trust#	308,095	4,285,601
PotlatchDeltic Corp.	103,280	4,881,013
Rayonier, Inc.	191,553	5,727,435
Rexford Industrial Realty, Inc.	259,701	13,886,212
Sabra Health Care REIT, Inc.	298,785	3,743,776
Spirit Realty Capital, Inc.	182,605	7,050,379
STAG Industrial, Inc.	231,819	8,468,348
Starwood Property Trust, Inc.#	403,330	8,240,032
Vornado Realty Trust	208,302	5,003,414
		226,070,105
Retail — 5.2%
AutoNation, Inc.†	40,669	6,388,693
BJ's Wholesale Club Holdings, Inc.†	173,677	11,704,093
Casey's General Stores, Inc.	48,155	11,769,564
Dick's Sporting Goods, Inc.	79,468	9,245,307
FirstCash Holdings, Inc.	47,597	4,251,364
Five Below, Inc.†	71,936	12,370,115
Foot Locker, Inc.	102,632	2,013,640
GameStop Corp., Class A†	326,856	6,063,179
Gap, Inc.	275,712	3,192,745
Kohl's Corp.	143,122	3,812,770
Lithia Motors, Inc.	35,576	10,958,120
Macy's, Inc.	351,943	4,304,263
MSC Industrial Direct Co., Inc., Class A	61,074	6,233,212
Murphy USA, Inc.	25,899	8,226,558
Nordstrom, Inc.#	146,032	2,368,639
Ollie's Bargain Outlet Holdings, Inc.†	74,393	5,734,212
Papa John's International, Inc.	38,405	2,907,258
Penske Automotive Group, Inc.#	31,210	5,127,803
RH#†	23,076	8,427,124
Texas Roadhouse, Inc.	86,587	9,013,707
Wendy's Co.	217,877	4,311,786
Williams-Sonoma, Inc.#	84,860	11,982,232
Wingstop, Inc.	38,731	6,221,748
		156,628,132
Savings & Loans — 0.4%
New York Community Bancorp, Inc.	933,242	11,460,212

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors — 2.4%
Allegro MicroSystems, Inc.†	84,257	$ 3,222,830
Amkor Technology, Inc.	130,156	3,639,162
Cirrus Logic, Inc.†	71,412	5,858,641
IPG Photonics Corp.†	40,350	4,372,326
Lattice Semiconductor Corp.†	177,891	17,301,679
MACOM Technology Solutions Holdings, Inc.†	66,874	5,654,865
MKS Instruments, Inc.	74,206	7,437,667
Power Integrations, Inc.	74,118	6,227,394
Silicon Laboratories, Inc.†	41,351	5,576,596
Synaptics, Inc.†	51,079	4,471,456
Wolfspeed, Inc.#†	160,865	7,692,564
		71,455,180
Software — 2.7%
ACI Worldwide, Inc.†	139,990	3,398,957
Aspen Technology, Inc.†	37,725	7,318,650
Blackbaud, Inc.†	58,473	4,450,380
CommVault Systems, Inc.†	56,830	3,882,057
Concentrix Corp.	55,171	4,404,301
Doximity, Inc., Class A†	153,407	3,657,223
Dropbox, Inc., Class A†	351,471	9,767,379
Dynatrace, Inc.†	280,168	13,504,098
Envestnet, Inc.†	70,309	3,840,981
Manhattan Associates, Inc.†	80,161	16,242,222
Teradata Corp.†	130,657	6,045,499
ZoomInfo Technologies, Inc.†	348,367	6,277,573
		82,789,320
Telecommunications — 0.8%
Calix, Inc.†	74,481	3,464,111
Ciena Corp.†	192,767	9,634,495
Frontier Communications Parent, Inc.†	288,546	4,622,507
Iridium Communications, Inc.	162,738	7,966,025
		25,687,138
Toys/Games/Hobbies — 0.3%
Mattel, Inc.†	457,437	10,136,804
Transportation — 2.4%
GXO Logistics, Inc.†	153,697	9,831,997
Kirby Corp.†	77,541	6,422,721
Knight-Swift Transportation Holdings, Inc.	208,108	11,408,480
Landstar System, Inc.	46,438	8,814,397
Ryder System, Inc.	60,085	6,050,559
Saia, Inc.†	34,290	14,614,398
Werner Enterprises, Inc.	76,172	3,169,517
XPO, Inc.†	149,728	11,174,201
		71,486,270
Trucking & Leasing — 0.2%
GATX Corp.	45,620	5,389,547
Security Description	Shares or Principal Amount	Value

Water — 0.4%
Essential Utilities, Inc.	310,922	$ 11,473,022
Total Long-Term Investment Securities (cost $2,216,718,108)		2,986,831,207
SHORT-TERM INVESTMENTS — 0.4%
Unaffiliated Investment Companies — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio 5.34%(1)(2)	8,266,037	8,266,037
U.S. Government — 0.1%
United States Treasury Bills
4.48%, 12/28/2023(3)	$ 4,800,000	4,716,810
Total Short-Term Investments (cost $12,995,630)		12,982,847
REPURCHASE AGREEMENTS — 1.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 08/31/2023, to be repurchased 09/01/2023 in the amount of $30,644,213 and collateralized by $30,647,900 of United States Treasury Notes, bearing interest at 4.63% due 03/15/2026 and having an approximate value of $31,255,757 (cost $30,642,851)	30,642,851	30,642,851
TOTAL INVESTMENTS (cost $2,260,356,589)	100.3%	3,030,456,905
Other assets less liabilities	(0.3)	(10,120,666)
NET ASSETS	100.0%	$3,020,336,239
†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The rate shown is the 7-day yield as of August 31, 2023.
(2)	At August 31, 2023, the Fund had loaned securities with a total value of $42,853,421. This was secured by collateral of $8,266,037, which was received in cash and subsequently invested in short-term investments currently valued at $8,266,037 as reported in the Portfolio of Investments. Additional collateral of $35,431,837 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2023
Government National Mtg. Assoc.	1.75%	11/20/2051	$33,040
United States Treasury Bills	0.00%	09/19/2023 to 01/25/2024	941,384
United States Treasury Notes/Bonds	0.13% to 6.62%	10/15/2023 to 05/15/2053	34,457,413
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
139	Long	S&P Mid Cap 400 E-Mini Index	September 2023	$36,081,212	$36,816,930	$735,718
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I Mid Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$2,986,831,207	$—	$—	$2,986,831,207
Short-Term Investments:
U.S. Government	—	4,716,810	—	4,716,810
Other Short-Term Investments	8,266,037	—	—	8,266,037
Repurchase Agreements	—	30,642,851	—	30,642,851
Total Investments at Value	$2,995,097,244	$35,359,661	$—	$3,030,456,905
Other Financial Instruments:†
Futures Contracts	$735,718	$—	$—	$735,718
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

VALIC Company I Mid Cap Strategic Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 96.4%
Advertising — 1.1%
Trade Desk, Inc., Class A†	108,832	$ 8,709,825
Aerospace/Defense — 2.6%
HEICO Corp.	39,100	6,596,561
Hexcel Corp.	141,626	10,381,186
L3Harris Technologies, Inc.	25,232	4,493,567
		21,471,314
Airlines — 0.4%
Ryanair Holdings PLC ADR†	37,544	3,726,242
Apparel — 1.2%
Gildan Activewear, Inc.#	128,124	3,820,658
On Holding AG, Class A†	199,624	5,755,160
		9,575,818
Auto Parts & Equipment — 0.1%
Visteon Corp.†	6,982	972,383
Banks — 0.8%
Western Alliance Bancorp	135,680	6,785,357
Biotechnology — 3.9%
Argenx SE ADR†	6,357	3,194,329
BioMarin Pharmaceutical, Inc.†	25,835	2,360,802
Corteva, Inc.	62,875	3,175,816
Horizon Therapeutics PLC†	82,933	9,349,866
Illumina, Inc.†	15,943	2,634,103
Sarepta Therapeutics, Inc.†	13,467	1,629,642
Seagen, Inc.†	44,230	9,114,476
		31,459,034
Chemicals — 2.3%
Celanese Corp.	48,530	6,132,251
Olin Corp.	103,665	6,014,643
Tronox Holdings PLC	453,203	6,181,689
		18,328,583
Commercial Services — 4.4%
Cimpress PLC†	15,040	971,734
Global Payments, Inc.	22,683	2,873,709
Quanta Services, Inc.	51,102	10,724,777
RB Global, Inc.	46,400	2,863,808
Rentokil Initial PLC	78,370	597,462
Rentokil Initial PLC ADR	121,653	4,616,731
TransUnion	43,549	3,537,050
WEX, Inc.†	48,546	9,523,754
		35,709,025
Computers — 3.6%
Amdocs, Ltd.	84,301	7,519,649
CACI International, Inc., Class A†	35,386	11,606,962
Zscaler, Inc.†	64,215	10,020,751
		29,147,362
Distribution/Wholesale — 2.0%
Ferguson PLC	101,341	16,372,652
Diversified Financial Services — 3.3%
Ameriprise Financial, Inc.	25,885	8,738,258
Cboe Global Markets, Inc.	13,547	2,028,121
Charles Schwab Corp.	50,887	3,009,966
LPL Financial Holdings, Inc.	26,411	6,090,113
Tradeweb Markets, Inc., Class A	77,960	6,738,083
		26,604,541
Security Description	Shares or Principal Amount	Value

Electric — 0.8%
Alliant Energy Corp.	82,463	$ 4,137,169
Ameren Corp.	26,142	2,072,276
		6,209,445
Electrical Components & Equipment — 1.1%
AMETEK, Inc.	55,629	8,873,382
Electronics — 3.0%
Flex, Ltd.†	298,381	8,232,332
Fortive Corp.	31,804	2,507,745
National Instruments Corp.	58,577	3,491,189
Sensata Technologies Holding PLC	166,394	6,259,742
TE Connectivity, Ltd.	27,594	3,653,170
		24,144,178
Engineering & Construction — 0.2%
Frontdoor, Inc.†	40,914	1,342,797
Entertainment — 0.4%
Atlanta Braves Holdings, Inc., Class C†	2,780	102,415
Entain PLC	220,953	3,239,878
Liberty Media Corp.-Liberty Live†	3,995	134,432
		3,476,725
Environmental Control — 1.0%
Clean Harbors, Inc.†	10,739	1,818,542
Waste Connections, Inc.	46,305	6,343,322
		8,161,864
Food Service — 0.6%
Aramark	124,188	4,617,310
Hand/Machine Tools — 0.2%
Regal Rexnord Corp.	9,803	1,589,949
Healthcare-Products — 10.7%
Avantor, Inc.†	187,013	4,048,831
Bio-Techne Corp.	61,445	4,817,288
Boston Scientific Corp.†	338,975	18,284,312
CONMED Corp.	41,860	4,665,716
Cooper Cos., Inc.	21,982	8,133,120
DENTSPLY SIRONA, Inc.	79,405	2,945,131
ICU Medical, Inc.†	23,062	3,344,682
IDEXX Laboratories, Inc.†	22,352	11,431,036
Natera, Inc.†	150,792	8,856,014
Revvity, Inc.	59,030	6,908,281
STERIS PLC	16,631	3,818,311
Teleflex, Inc.	33,293	7,082,753
Waters Corp.†	9,457	2,655,526
		86,991,001
Healthcare-Services — 2.2%
Catalent, Inc.†	62,278	3,112,032
ICON PLC†	19,640	5,105,222
Tenet Healthcare Corp.†	124,738	9,674,679
		17,891,933
Home Builders — 0.6%
D.R. Horton, Inc.	42,103	5,011,099
Insurance — 3.2%
Arthur J. Gallagher & Co.	42,054	9,692,606
Intact Financial Corp.	58,772	8,286,017
Ryan Specialty Holdings, Inc.#†	39,680	1,934,400
W.R. Berkley Corp.	96,665	5,979,697
		25,892,720

VALIC Company I Mid Cap Strategic Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet — 2.3%
GoDaddy, Inc., Class A†	102,695	$ 7,446,415
Palo Alto Networks, Inc.†	39,351	9,574,098
Wayfair, Inc., Class A†	4,397	303,877
Ziff Davis, Inc.†	23,782	1,585,070
		18,909,460
Lodging — 1.1%
Las Vegas Sands Corp.	159,010	8,723,289
Machinery-Diversified — 1.5%
Ingersoll Rand, Inc.	97,677	6,799,296
Westinghouse Air Brake Technologies Corp.	50,839	5,720,404
		12,519,700
Media — 0.8%
Liberty Media Corp.-Liberty Formula One, Class A†	2,654	160,965
Liberty Media Corp.-Liberty Formula One, Class C†	93,352	6,421,684
		6,582,649
Miscellaneous Manufacturing — 2.4%
Parker-Hannifin Corp.	18,495	7,710,566
Teledyne Technologies, Inc.†	28,531	11,934,517
		19,645,083
Oil & Gas — 1.6%
Diamondback Energy, Inc.	47,329	7,183,596
Valero Energy Corp.	44,289	5,753,141
		12,936,737
Packaging & Containers — 0.1%
Sealed Air Corp.	34,522	1,279,385
Pharmaceuticals — 2.6%
Ascendis Pharma A/S ADR†	17,529	1,718,193
BellRing Brands, Inc.†	245,900	10,204,850
Dexcom, Inc.†	90,177	9,106,073
		21,029,116
Pipelines — 1.1%
Cheniere Energy, Inc.	52,855	8,625,936
REITS — 0.6%
Lamar Advertising Co., Class A	50,681	4,623,121
Retail — 7.4%
Academy Sports & Outdoors, Inc.	169,735	9,262,439
Burlington Stores, Inc.†	12,889	2,091,369
CarMax, Inc.†	63,564	5,191,908
Cava Group, Inc.†	83,742	3,718,982
Dollar Tree, Inc.†	18,080	2,212,269
Lululemon Athletica, Inc.†	17,261	6,580,929
O'Reilly Automotive, Inc.†	9,425	8,856,672
Texas Roadhouse, Inc.	56,880	5,921,208
Tractor Supply Co.	47,690	10,420,265
Wingstop, Inc.	34,268	5,504,811
		59,760,852
Semiconductors — 6.4%
KLA Corp.	5,946	2,984,119
Lam Research Corp.	22,982	16,142,557
Microchip Technology, Inc.	79,073	6,471,334
Monolithic Power Systems, Inc.	15,352	8,001,616
Security Description		Shares or Principal Amount	Value

Semiconductors (continued)
NXP Semiconductors NV		32,839	$ 6,755,639
ON Semiconductor Corp.†		115,890	11,410,529
			51,765,794
Software — 14.8%
ANSYS, Inc.†		15,002	4,783,688
Atlassian Corp., Class A†		7,361	1,502,086
Broadridge Financial Solutions, Inc.		30,177	5,619,259
Ceridian HCM Holding, Inc.†		62,556	4,536,561
Constellation Software, Inc.		6,229	12,794,805
Datadog, Inc., Class A†		125,303	12,089,233
Dynatrace, Inc.†		45,439	2,190,160
Fidelity National Information Services, Inc.		36,199	2,022,076
HubSpot, Inc.†		21,078	11,519,549
JFrog, Ltd.†		141,638	4,063,594
MSCI, Inc.		23,228	12,627,205
Palantir Technologies, Inc., Class A†		248,951	3,729,286
Paycom Software, Inc.		31,710	9,349,376
SentinelOne, Inc., Class A†		242,850	4,038,595
Splunk, Inc.†		69,430	8,419,082
SS&C Technologies Holdings, Inc.		138,435	7,948,938
Synopsys, Inc.†		25,045	11,492,900
Topicus.com, Inc.†		17,218	1,311,229
			120,037,622
Telecommunications — 1.3%
Motorola Solutions, Inc.		23,783	6,744,145
NICE, Ltd. ADR#†		19,083	3,717,369
			10,461,514
Transportation — 2.7%
GXO Logistics, Inc.†		157,426	10,070,541
JB Hunt Transport Services, Inc.		38,753	7,280,914
TFI International, Inc.		30,901	4,213,660
			21,565,115
Total Common Stocks (cost $731,496,792)			781,529,912
WARRANTS — 0.0%
Software — 0.0%
Constellation Software, Inc. Expires 03/31/2040†(1) (cost $0)	CAD	6,195	0
RIGHTS — 0.0%
Software — 0.0%
Constellation Software, Inc. Expires 09/29/2023† (cost $2,760)	CAD	6,229	3,458
Total Long-Term Investment Securities (cost $731,499,552)			781,533,370
SHORT-TERM INVESTMENTS — 2.1%
Commercial Paper — 1.6%
Societe Generale SA
5.27%, 09/01/2023		$12,700,000	12,698,145

VALIC Company I Mid Cap Strategic Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Unaffiliated Investment Companies — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio 5.34%(2)(3)	4,360,804	$ 4,360,804
Total Short-Term Investments (cost $17,060,804)		17,058,949
TOTAL INVESTMENTS (cost $748,560,356)	98.5%	798,592,319
Other assets less liabilities	1.5	11,810,430
NET ASSETS	100.0%	$810,402,749
†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Securities classified as Level 3 (see Note 1).
(2)	The rate shown is the 7-day yield as of August 31, 2023.
(3)	At August 31, 2023, the Fund had loaned securities with a total value of $6,166,736. This was secured by collateral of $4,360,804, which was received in cash and subsequently invested in short-term investments currently valued at $4,360,804 as reported in the Portfolio of Investments. Additional collateral of $1,966,097 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2023
United States Treasury Bills	0.00%	12/19/2023 to 01/04/2024	$16,041
United States Treasury Notes/Bonds	0.13% to 5.57%	11/15/2023 to 11/15/2051	1,950,056
ADR—American Depositary Receipt
CAD—Canadian Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$781,529,912	$—	$—	$781,529,912
Warrants	—	—	0	0
Rights	3,458	—	—	3,458
Short-Term Investments:
Commercial Paper	—	12,698,145	—	12,698,145
Other Short-Term Investments	4,360,804	—	—	4,360,804
Total Investments at Value	$785,894,174	$12,698,145	$0	$798,592,319
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.2%
Advertising — 0.6%
Interpublic Group of Cos., Inc.	47,568	$ 1,551,193
Taboola.com, Ltd.†	574,760	2,155,350
		3,706,543
Aerospace/Defense — 2.8%
Curtiss-Wright Corp.	36,952	7,685,646
Hexcel Corp.	26,705	1,957,477
Howmet Aerospace, Inc.	136,137	6,734,697
L3Harris Technologies, Inc.	5,042	897,930
		17,275,750
Airlines — 0.4%
Alaska Air Group, Inc.†	29,667	1,245,124
JetBlue Airways Corp.†	219,347	1,298,534
		2,543,658
Apparel — 1.2%
Columbia Sportswear Co.	31,164	2,285,568
Ralph Lauren Corp.	5,646	658,493
Steven Madden, Ltd.	135,221	4,665,124
		7,609,185
Auto Parts & Equipment — 2.2%
Gentex Corp.	220,112	7,188,858
Goodyear Tire & Rubber Co.†	206,389	2,664,482
Lear Corp.	7,597	1,094,652
Visteon Corp.†	19,146	2,666,463
		13,614,455
Banks — 4.4%
Ameris Bancorp	88,168	3,592,846
Cadence Bank	182,687	4,179,879
East West Bancorp, Inc.	14,056	777,859
Fifth Third Bancorp	113,938	3,025,054
Huntington Bancshares, Inc.	228,190	2,530,627
SouthState Corp.	55,674	4,025,230
Synovus Financial Corp.	123,138	3,812,352
Triumph Financial, Inc.†	25,234	1,620,780
Webster Financial Corp.	81,877	3,472,404
		27,037,031
Beverages — 0.3%
Coca-Cola Europacific Partners PLC	33,336	2,137,171
Biotechnology — 0.5%
Corteva, Inc.	61,046	3,083,434
Building Materials — 2.7%
Builders FirstSource, Inc.†	37,379	5,421,450
Fortune Brands Innovations, Inc.	65,666	4,532,267
Masco Corp.	60,380	3,563,024
Mohawk Industries, Inc.†	9,893	1,003,051
PGT Innovations, Inc.†	69,524	1,959,882
		16,479,674
Chemicals — 4.5%
Axalta Coating Systems, Ltd.†	69,772	1,974,548
Celanese Corp.	30,700	3,879,252
CF Industries Holdings, Inc.	24,011	1,850,528
DuPont de Nemours, Inc.	47,417	3,645,893
FMC Corp.	65,641	5,660,224
Huntsman Corp.	119,420	3,328,235
Ingevity Corp.†	51,947	2,799,424
Security Description	Shares or Principal Amount	Value

Chemicals (continued)
PPG Industries, Inc.	26,195	$ 3,713,403
Valvoline, Inc.	12,648	435,597
		27,287,104
Coal — 0.3%
Teck Resources, Ltd., Class B	39,582	1,635,528
Commercial Services — 2.3%
AMN Healthcare Services, Inc.†	12,899	1,140,014
ASGN, Inc.†	12,574	1,033,080
FleetCor Technologies, Inc.†	13,294	3,612,379
Global Payments, Inc.	8,896	1,127,034
H&R Block, Inc.	32,588	1,302,868
RB Global, Inc.	43,034	2,656,059
Robert Half, Inc.	18,391	1,360,198
TransUnion	24,192	1,964,874
		14,196,506
Computers — 3.7%
Check Point Software Technologies, Ltd.†	24,440	3,289,380
Cognizant Technology Solutions Corp., Class A	34,870	2,497,041
Dell Technologies, Inc., Class C	48,906	2,750,473
Leidos Holdings, Inc.	62,381	6,082,771
Lumentum Holdings, Inc.†	71,788	3,885,884
NetApp, Inc.	23,441	1,797,925
Science Applications International Corp.	20,481	2,409,795
		22,713,269
Cosmetics/Personal Care — 0.4%
Kenvue, Inc.	103,848	2,393,696
Distribution/Wholesale — 1.2%
Ferguson PLC	18,601	3,005,178
LKQ Corp.	26,567	1,395,564
Resideo Technologies, Inc.†	71,423	1,204,192
WESCO International, Inc.	9,783	1,583,378
		7,188,312
Diversified Financial Services — 5.3%
AerCap Holdings NV†	78,528	4,831,043
Ameriprise Financial, Inc.	21,686	7,320,760
Bread Financial Holdings, Inc.	73,093	2,746,835
Discover Financial Services	44,567	4,014,150
Evercore, Inc., Class A	13,526	1,894,316
LPL Financial Holdings, Inc.	10,162	2,343,256
PRA Group, Inc.†	112,328	2,188,149
Rocket Cos., Inc., Class A†	50,277	536,958
SLM Corp.	43,284	616,364
Synchrony Financial	24,936	804,934
Voya Financial, Inc.	75,332	5,249,134
		32,545,899
Electric — 3.0%
American Electric Power Co., Inc.	35,064	2,749,018
CenterPoint Energy, Inc.	189,437	5,283,398
DTE Energy Co.	19,545	2,020,562
Entergy Corp.	35,293	3,361,658
FirstEnergy Corp.	56,732	2,046,323
IDACORP, Inc.	28,397	2,721,569
		18,182,528
Electrical Components & Equipment — 1.1%
AMETEK, Inc.	40,483	6,457,443
Electronics — 3.1%
Allegion PLC	30,185	3,435,355

VALIC Company I Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronics (continued)
Flex, Ltd.†	215,876	$ 5,956,019
Fortive Corp.	26,719	2,106,793
Garmin, Ltd.	17,632	1,869,345
nVent Electric PLC	41,147	2,326,451
TE Connectivity, Ltd.	22,532	2,983,011
		18,676,974
Engineering & Construction — 0.8%
Fluor Corp.†	83,278	2,913,897
Frontdoor, Inc.†	59,076	1,938,875
		4,852,772
Entertainment — 0.6%
International Game Technology PLC	106,995	3,425,980
Food — 1.4%
US Foods Holding Corp.†	213,242	8,621,374
Gas — 1.0%
ONE Gas, Inc.	50,004	3,623,790
Spire, Inc.	40,913	2,389,728
		6,013,518
Healthcare-Products — 2.7%
Avantor, Inc.†	115,153	2,493,062
DENTSPLY SIRONA, Inc.	87,930	3,261,324
ICU Medical, Inc.#†	25,573	3,708,852
Integra LifeSciences Holdings Corp.†	90,392	3,845,276
Teleflex, Inc.	7,473	1,589,806
Zimmer Biomet Holdings, Inc.	15,379	1,831,947
		16,730,267
Healthcare-Services — 3.7%
Centene Corp.†	22,752	1,402,661
Encompass Health Corp.	40,906	2,905,962
Fortrea Holdings, Inc.†	46,605	1,283,968
HCA Healthcare, Inc.	6,159	1,707,891
Humana, Inc.	3,362	1,552,000
ICON PLC†	17,569	4,566,886
IQVIA Holdings, Inc.†	5,702	1,269,436
Laboratory Corp. of America Holdings	5,812	1,209,477
Molina Healthcare, Inc.†	22,261	6,903,581
		22,801,862
Home Builders — 0.8%
Meritage Homes Corp.	20,427	2,840,170
NVR, Inc.†	358	2,283,084
		5,123,254
Home Furnishings — 0.9%
Tempur Sealy International, Inc.	67,895	3,172,054
Whirlpool Corp.	15,281	2,138,729
		5,310,783
Household Products/Wares — 0.4%
Avery Dennison Corp.	12,656	2,384,137
Insurance — 6.8%
Aegon NV#	946,255	4,806,975
Aflac, Inc.	28,398	2,117,639
Aon PLC, Class A	6,725	2,242,048
Arch Capital Group, Ltd.†	21,742	1,671,090
Arthur J. Gallagher & Co.	11,617	2,677,486
Everest Group, Ltd.	22,544	8,131,170
First American Financial Corp.	40,464	2,495,819
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Globe Life, Inc.	23,094	$ 2,576,598
Hanover Insurance Group, Inc.	33,256	3,549,080
James River Group Holdings, Ltd.	170,610	2,484,082
Kemper Corp.	128,267	6,024,701
RenaissanceRe Holdings, Ltd.	7,162	1,345,668
Ryan Specialty Holdings, Inc.†	12,645	616,444
Travelers Cos., Inc.	5,860	944,808
		41,683,608
Internet — 2.4%
Cargurus, Inc.†	110,211	1,995,921
CDW Corp.	6,807	1,437,298
eBay, Inc.	42,611	1,908,121
Expedia Group, Inc.†	22,584	2,447,880
F5, Inc.†	27,866	4,560,549
Gen Digital, Inc.	128,165	2,595,341
		14,945,110
Iron/Steel — 0.6%
Reliance Steel & Aluminum Co.	13,229	3,769,736
Leisure Time — 0.7%
Harley-Davidson, Inc.	50,120	1,691,550
Polaris, Inc.	22,757	2,550,832
		4,242,382
Lodging — 2.2%
Boyd Gaming Corp.	23,813	1,592,375
Las Vegas Sands Corp.	31,578	1,732,369
Marriott International, Inc., Class A	14,026	2,854,431
Wyndham Hotels & Resorts, Inc.	93,432	7,043,839
		13,223,014
Machinery-Construction & Mining — 0.5%
BWX Technologies, Inc.	37,731	2,783,039
Machinery-Diversified — 3.0%
Dover Corp.	33,235	4,928,751
Flowserve Corp.	68,385	2,705,994
Middleby Corp.†	36,428	5,303,553
Otis Worldwide Corp.	33,386	2,856,172
Zurn Elkay Water Solutions Corp.	97,156	2,877,761
		18,672,231
Media — 0.3%
Nexstar Media Group, Inc.	4,069	662,433
TEGNA, Inc.	62,870	1,039,241
		1,701,674
Metal Fabricate/Hardware — 0.2%
Advanced Drainage Systems, Inc.	10,726	1,374,644
Miscellaneous Manufacturing — 3.5%
Eaton Corp. PLC	19,227	4,429,324
Fabrinet†	13,023	2,093,708
ITT, Inc.	13,825	1,414,021
John Bean Technologies Corp.	25,419	2,793,802
Parker-Hannifin Corp.	14,595	6,084,655
Textron, Inc.	60,745	4,720,494
		21,536,004
Office/Business Equipment — 0.2%
Zebra Technologies Corp., Class A†	4,645	1,277,422
Oil & Gas — 4.8%
Chord Energy Corp.	15,672	2,531,028

VALIC Company I Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas (continued)
Coterra Energy, Inc.	97,461	$ 2,747,425
Devon Energy Corp.	38,455	1,964,666
Diamondback Energy, Inc.	34,670	5,262,213
Marathon Oil Corp.	118,448	3,121,105
Marathon Petroleum Corp.	14,866	2,122,419
Ovintiv, Inc.	85,908	4,034,240
Pioneer Natural Resources Co.	9,421	2,241,538
Seadrill, Ltd.†	45,859	2,231,040
Valero Energy Corp.	9,084	1,180,012
Weatherford International PLC†	22,262	1,970,632
		29,406,318
Oil & Gas Services — 1.3%
Halliburton Co.	129,863	5,015,309
Schlumberger NV	49,942	2,944,580
		7,959,889
Packaging & Containers — 0.3%
Packaging Corp. of America	10,408	1,551,833
Pharmaceuticals — 0.9%
Cencora, Inc.	30,718	5,405,754
Private Equity — 0.4%
Ares Management Corp., Class A	24,387	2,522,591
REITS — 7.1%
American Homes 4 Rent, Class A	46,199	1,665,012
Americold Realty Trust, Inc.	48,861	1,644,173
Brixmor Property Group, Inc.	209,629	4,607,645
EastGroup Properties, Inc.	6,856	1,231,543
Equity LifeStyle Properties, Inc.	15,533	1,040,090
Equity Residential	33,771	2,189,374
Essential Properties Realty Trust, Inc.	136,626	3,281,757
Essex Property Trust, Inc.	8,749	2,085,674
First Industrial Realty Trust, Inc.	57,759	3,000,002
Gaming & Leisure Properties, Inc.	80,610	3,820,914
Healthpeak Properties, Inc.	77,950	1,604,211
Lamar Advertising Co., Class A	27,945	2,549,143
NETSTREIT Corp.	155,327	2,629,686
Regency Centers Corp.	51,776	3,220,467
Rexford Industrial Realty, Inc.	21,967	1,174,575
Simon Property Group, Inc.	26,109	2,963,110
VICI Properties, Inc.	58,670	1,809,383
Welltower, Inc.	33,154	2,747,804
		43,264,563
Retail — 2.6%
AutoZone, Inc.†	2,152	5,447,422
Burlington Stores, Inc.†	8,647	1,403,062
Darden Restaurants, Inc.	12,976	2,017,898
Denny's Corp.†	212,571	2,025,802
Domino's Pizza, Inc.	3,071	1,189,705
Ross Stores, Inc.	31,718	3,863,570
		15,947,459
Savings & Loans — 1.1%
New York Community Bancorp, Inc.	533,198	6,547,671
Semiconductors — 4.1%
Cirrus Logic, Inc.†	37,973	3,115,305
KLA Corp.	2,540	1,274,750
Microchip Technology, Inc.	24,535	2,007,944
MKS Instruments, Inc.	50,633	5,074,946
NXP Semiconductors NV	7,971	1,639,794
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
Onto Innovation, Inc.†	9,393	$ 1,305,439
Qorvo, Inc.†	17,395	1,868,049
Silicon Motion Technology Corp. ADR	51,672	2,806,306
Synaptics, Inc.†	34,849	3,050,682
Teradyne, Inc.	26,443	2,852,406
		24,995,621
Software — 1.7%
Fidelity National Information Services, Inc.	18,774	1,048,716
Progress Software Corp.	39,172	2,383,224
SS&C Technologies Holdings, Inc.	47,434	2,723,660
Take-Two Interactive Software, Inc.†	16,554	2,353,979
ZoomInfo Technologies, Inc.†	93,047	1,676,707
		10,186,286
Transportation — 2.2%
Expeditors International of Washington, Inc.	26,565	3,100,401
Knight-Swift Transportation Holdings, Inc.	85,203	4,670,829
Landstar System, Inc.	14,594	2,770,087
Norfolk Southern Corp.	14,601	2,993,351
		13,534,668
Total Long-Term Investment Securities (cost $549,424,729)		606,559,624
SHORT-TERM INVESTMENTS — 0.8%
Unaffiliated Investment Companies — 0.8%
State Street Institutional Liquid Reserves Fund, Administration Class 5.20%(1) (cost $5,064,643)	5,063,571	5,065,091
REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 08/31/2023, to be repurchased 09/01/2023 in the amount of $409,828 and collateralized by $409,900 of United States Treasury Note, bearing interest at 4.63% due 03/15/2026 and having an approximate value of $418,030 (cost $409,810)	$ 409,810	409,810
TOTAL INVESTMENTS (cost $554,899,182)	100.1%	612,034,525
Other assets less liabilities	(0.1)	(386,288)
NET ASSETS	100.0%	$611,648,237
†	Non-income producing security
#	The security or a portion thereof is out on loan.
At August 31, 2023, the Fund had loaned securities with a total value of $1,653,470. This was secured by collateral of $1,720,536 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2023
Government National Mtg. Assoc.	1.75%	11/20/2051	$8,857
United States Treasury Bills	0.00%	09/19/2023 to 01/25/2024	111,359
United States Treasury Notes/Bonds	0.13% to 6.25%	10/31/2023 to 05/15/2053	1,600,320
(1)	The rate shown is the 7-day yield as of August 31, 2023.
ADR—American Depositary Receipt

VALIC Company I Mid Cap Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$606,559,624	$—	$—	$606,559,624
Short-Term Investments	5,065,091	—	—	5,065,091
Repurchase Agreements	—	409,810	—	409,810
Total Investments at Value	$611,624,715	$409,810	$—	$612,034,525
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Moderate Growth Lifestyle Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 99.0%
Domestic Fixed Income Investment Companies — 45.3%
VALIC Company I Core Bond Fund (cost $491,609,807)	47,171,503	$451,431,290
Domestic Equity Investment Companies — 40.0%
VALIC Company I Small Cap Growth Fund	2,391,142	34,336,799
VALIC Company I Small Cap Value Fund	3,038,471	34,182,801
VALIC Company I Stock Index Fund	4,155,423	200,166,717
VALIC Company I Systematic Growth Fund	4,783,039	74,519,741
VALIC Company I Systematic Value Fund	4,406,898	55,526,919
Total Domestic Equity Investment Companies (cost $392,964,021)		398,732,977
International Equity Investment Companies — 13.7%
VALIC Company I International Equities Index Fund (cost $120,406,113)	18,230,934	137,278,933
Total Long-Term Investment Securities (cost $1,004,979,941)		987,443,200
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.0%
Unaffiliated Investment Companies — 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.28%(2) (cost $10,161,014)	10,161,014	$ 10,161,014
TOTAL INVESTMENTS (cost $1,015,140,955)	100.0%	997,604,214
Other assets less liabilities	(0.0)	(350,785)
NET ASSETS	100.0%	$997,253,429
#	The VALIC Company I Moderate Growth Lifestyle Fund invests in various VALIC Company I Funds. Additional information on the underlying funds including such funds' prospectuses and shareholder reports are available at our website, www.corebridgefinancial.com/rs.
(1)	See Note 3.
(2)	The rate shown is the 7-day yield as of August 31, 2023.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$987,443,200	$—	$—	$987,443,200
Short-Term Investments	10,161,014	—	—	10,161,014
Total Investments at Value	$997,604,214	$—	$—	$997,604,214
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I Nasdaq-100 Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.2%
Advertising — 0.3%
Trade Desk, Inc., Class A†	30,242	$ 2,420,267
Auto Manufacturers — 3.6%
Lucid Group, Inc.#†	154,509	970,317
PACCAR, Inc.	35,529	2,923,681
Tesla, Inc.†	100,477	25,931,104
		29,825,102
Beverages — 2.9%
Keurig Dr Pepper, Inc.	95,439	3,211,522
Monster Beverage Corp.†	71,163	4,085,468
PepsiCo, Inc.	93,665	16,664,877
		23,961,867
Biotechnology — 4.6%
Amgen, Inc.	36,327	9,312,063
Biogen, Inc.†	9,841	2,631,090
Gilead Sciences, Inc.	84,804	6,485,810
Illumina, Inc.†	10,749	1,775,950
Moderna, Inc.†	25,917	2,930,435
Regeneron Pharmaceuticals, Inc.†	7,335	6,062,304
Seagen, Inc.†	12,748	2,626,980
Vertex Pharmaceuticals, Inc.†	17,510	6,099,434
		37,924,066
Commercial Services — 2.4%
Automatic Data Processing, Inc.	28,087	7,151,231
Cintas Corp.	6,914	3,485,831
CoStar Group, Inc.†	27,775	2,277,272
PayPal Holdings, Inc.†	75,854	4,741,634
Verisk Analytics, Inc.	9,844	2,384,414
		20,040,382
Computers — 12.4%
Apple, Inc.	498,620	93,675,740
Cognizant Technology Solutions Corp., Class A	34,502	2,470,688
Crowdstrike Holdings, Inc., Class A†	15,237	2,484,088
Fortinet, Inc.†	53,383	3,214,191
Zscaler, Inc.†	9,866	1,539,589
		103,384,296
Distribution/Wholesale — 0.6%
Copart, Inc.†	64,920	2,910,364
Fastenal Co.	38,824	2,235,486
		5,145,850
Electric — 1.2%
American Electric Power Co., Inc.	34,999	2,743,922
Constellation Energy Corp.	22,056	2,297,353
Exelon Corp.	67,618	2,712,834
Xcel Energy, Inc.	37,417	2,137,633
		9,891,742
Electronics — 1.0%
Honeywell International, Inc.	45,257	8,505,601
Energy-Alternate Sources — 0.1%
Enphase Energy, Inc.†	9,317	1,178,880
Food — 1.1%
Kraft Heinz Co.	83,436	2,760,897
Mondelez International, Inc., Class A	92,588	6,597,821
		9,358,718
Security Description	Shares or Principal Amount	Value

Healthcare-Products — 1.7%
Align Technology, Inc.†	5,202	$ 1,925,468
GE HealthCare Technologies, Inc.	30,912	2,177,750
IDEXX Laboratories, Inc.†	5,643	2,885,887
Intuitive Surgical, Inc.†	23,823	7,448,976
		14,438,081
Internet — 19.9%
Airbnb, Inc., Class A†	28,038	3,688,399
Alphabet, Inc., Class A†	188,337	25,645,849
Alphabet, Inc., Class C†	186,213	25,576,355
Amazon.com, Inc.†	325,266	44,889,961
Booking Holdings, Inc.†	2,511	7,796,730
eBay, Inc.	36,355	1,627,977
JD.com, Inc. ADR	30,867	1,025,093
MercadoLibre, Inc.†	3,413	4,683,865
Meta Platforms, Inc., Class A†	98,299	29,085,691
Netflix, Inc.†	30,223	13,107,111
Palo Alto Networks, Inc.†	20,794	5,059,180
PDD Holdings, Inc. ADR†	41,514	4,108,641
		166,294,852
Lodging — 0.5%
Marriott International, Inc., Class A	20,719	4,216,524
Media — 2.5%
Charter Communications, Inc., Class A†	10,237	4,485,035
Comcast Corp., Class A	282,784	13,222,980
Sirius XM Holdings, Inc.	263,001	1,157,204
Warner Bros. Discovery, Inc.†	165,624	2,176,299
		21,041,518
Oil & Gas — 0.2%
Diamondback Energy, Inc.	12,312	1,868,715
Oil & Gas Services — 0.3%
Baker Hughes Co.	68,828	2,490,885
Pharmaceuticals — 0.7%
AstraZeneca PLC ADR	40,242	2,729,212
Dexcom, Inc.†	26,354	2,661,227
		5,390,439
Retail — 4.5%
Costco Wholesale Corp.	30,151	16,561,341
Dollar Tree, Inc.†	14,983	1,833,320
Lululemon Athletica, Inc.†	8,308	3,167,508
O'Reilly Automotive, Inc.†	4,139	3,889,418
Ross Stores, Inc.	23,255	2,832,692
Starbucks Corp.	77,940	7,594,474
Walgreens Boots Alliance, Inc.	58,659	1,484,659
		37,363,412
Semiconductors — 18.6%
Advanced Micro Devices, Inc.†	109,484	11,574,649
Analog Devices, Inc.	34,090	6,196,880
Applied Materials, Inc.	57,092	8,721,374
ASML Holding NV	5,967	3,941,383
Broadcom, Inc.	28,345	26,159,317
GlobalFoundries, Inc.#†	37,240	2,057,510
Intel Corp.	283,574	9,964,790
KLA Corp.	9,328	4,681,443
Lam Research Corp.	9,133	6,415,019
Marvell Technology, Inc.	58,469	3,405,819
Microchip Technology, Inc.	37,079	3,034,545
Micron Technology, Inc.	74,405	5,203,886
NVIDIA Corp.	78,302	38,645,952

VALIC Company I Nasdaq-100 Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
NXP Semiconductors NV	17,659	$ 3,632,809
ON Semiconductor Corp.†	29,362	2,890,983
QUALCOMM, Inc.	75,738	8,674,273
Texas Instruments, Inc.	61,709	10,370,815
		155,571,447
Software — 16.0%
Adobe, Inc.†	31,186	17,443,577
ANSYS, Inc.†	5,892	1,878,782
Atlassian Corp., Class A†	10,326	2,107,124
Autodesk, Inc.†	14,560	3,231,446
Cadence Design Systems, Inc.†	18,539	4,457,517
Datadog, Inc., Class A†	20,142	1,943,300
Electronic Arts, Inc.	18,541	2,224,549
Intuit, Inc.	19,040	10,316,062
Microsoft Corp.	235,715	77,257,949
Paychex, Inc.	24,510	2,995,857
Synopsys, Inc.†	10,345	4,747,217
Workday, Inc., Class A†	14,005	3,424,223
Zoom Video Communications, Inc., Class A†	17,056	1,211,488
		133,239,091
Telecommunications — 3.2%
Cisco Systems, Inc.	277,051	15,888,875
T-Mobile US, Inc.†	81,577	11,114,866
		27,003,741
Transportation — 0.9%
CSX Corp.	138,222	4,174,305
Old Dominion Freight Line, Inc.	7,455	3,186,043
		7,360,348
Total Long-Term Investment Securities (cost $402,503,091)		827,915,824
SHORT-TERM INVESTMENTS — 0.6%
Unaffiliated Investment Companies — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio 5.34%(1)(2)	1,695,349	1,695,349
Security Description	Shares or Principal Amount	Value

U.S. Government — 0.4%
United States Treasury Bills
5.20%, 09/05/2023(3)	$3,500,000	$ 3,497,969
Total Short-Term Investments (cost $5,193,329)		5,193,318
REPURCHASE AGREEMENTS — 0.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 08/31/2023, to be repurchased 09/01/2023 in the amount of $2,213,827 and collateralized by $2,214,100 of United States Treasury Notes, bearing interest at 4.63% due 03/15/2026 and having an approximate value of $2,258,013 (cost $2,213,728)	2,213,728	2,213,728
TOTAL INVESTMENTS (cost $409,910,148)	100.1%	835,322,870
Other assets less liabilities	(0.1)	(823,641)
NET ASSETS	100.0%	$834,499,229
†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The rate shown is the 7-day yield as of August 31, 2023.
(2)	At August 31, 2023, the Fund had loaned securities with a total value of $2,590,910. This was secured by collateral of $1,695,349, which was received in cash and subsequently invested in short-term investments currently valued at $1,695,349 as reported in the Portfolio of Investments. Additional collateral of $952,166 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2023
United States Treasury Bills	0.00%	09/19/2023 to 01/25/2024	$100,774
United States Treasury Notes/Bonds	0.13% to 6.25%	11/15/2023 to 05/15/2053	851,392
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR—American Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
23	Long	NASDAQ 100 E-Mini Index	September 2023	$6,950,353	$7,147,710	$197,357
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I Nasdaq-100 Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$827,915,824	$—	$—	$827,915,824
Short-Term Investments:
U.S. Government	—	3,497,969	—	3,497,969
Other Short-Term Investments	1,695,349	—	—	1,695,349
Repurchase Agreements	—	2,213,728	—	2,213,728
Total Investments at Value	$829,611,173	$5,711,697	$—	$835,322,870
Other Financial Instruments:†
Futures Contracts	$197,357	$—	$—	$197,357
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

VALIC Company I Science & Technology Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.4%
Advertising — 0.5%
Trade Desk, Inc., Class A†	152,285	$ 12,187,368
Auto Manufacturers — 1.0%
Tesla, Inc.†	91,602	23,640,644
Biotechnology — 0.0%
Ginkgo Bioworks, Inc., Earnout Shares 15.00†(1)	38,526	17,337
Commercial Services — 2.7%
Adyen NV*†	1,500	1,256,491
Block, Inc.†	234,030	13,491,829
Equifax, Inc.	14,798	3,058,747
Global Payments, Inc.	87,309	11,061,177
GMO Payment Gateway, Inc.	74,100	4,699,782
RELX PLC	188,939	6,170,386
S&P Global, Inc.	14,313	5,594,379
Toast, Inc., Class A†	189,480	4,200,772
WEX, Inc.†	65,375	12,825,268
		62,358,831
Computers — 7.3%
Apple, Inc.	724,496	136,111,063
Crowdstrike Holdings, Inc., Class A†	111,863	18,237,025
Quanta Computer, Inc.†	527,000	4,194,951
Zscaler, Inc.†	47,335	7,386,627
		165,929,666
Diversified Financial Services — 2.6%
Mastercard, Inc., Class A	31,920	13,171,469
Visa, Inc., Class A	181,984	44,709,829
		57,881,298
E-Commerce/Services — 0.0%
Maplebear, Inc. (dba Instacart) Non-Voting†(1)(2)	523	19,754
Maplebear, Inc. (dba Instacart) Voting†(1)(2)	10,016	378,304
		398,058
Electronics — 2.6%
Altium, Ltd.	123,770	3,882,326
E Ink Holdings, Inc.†	1,242,000	7,117,423
Flex, Ltd.†	1,286,145	35,484,740
Hoya Corp.	77,000	8,549,675
NEXTracker, Inc., Class A†	88,855	3,742,573
		58,776,737
Energy-Alternate Sources — 0.1%
First Solar, Inc.†	15,464	2,924,552
Entertainment — 0.2%
Warner Music Group Corp., Class A	148,538	4,946,315
Entertainment Software — 0.1%
Epic Games, Inc.(1)(2)	3,719	2,545,395
Healthcare-Services — 0.0%
Verily Life Sciences LLC Series B†(1)(2)	6,986	1,055,585
Home Furnishings — 0.2%
Sony Group Corp.	45,200	3,773,009
Internet — 23.8%
Airbnb, Inc., Class A†	42,023	5,528,126
Alphabet, Inc., Class A†	647,026	88,105,530
Alphabet, Inc., Class C†	658,215	90,405,830
Security Description	Shares or Principal Amount	Value

Internet (continued)
Amazon.com, Inc.†	521,053	$ 71,910,524
Booking Holdings, Inc.†	1,690	5,247,501
Coupang, Inc.†	208,774	3,962,530
GoDaddy, Inc., Class A†	63,184	4,581,472
MercadoLibre, Inc.†	20,484	28,111,422
Meta Platforms, Inc., Class A†	332,865	98,491,425
Netflix, Inc.†	29,779	12,914,557
Okta, Inc.†	151,334	12,637,902
Palo Alto Networks, Inc.†	119,916	29,175,563
Shopify, Inc., Class A†	72,032	4,789,408
Shopify, Inc., Class A (TSX)#†	317,115	21,096,409
Spotify Technology SA†	31,913	4,913,645
Squarespace, Inc., Class A†	202,104	6,093,436
Trainline PLC*†	1,994,660	5,877,416
Trip.com Group, Ltd.†	136,950	5,403,014
Trip.com Group, Ltd. ADR†	110,248	4,333,849
Uber Technologies, Inc.†	656,237	30,994,073
VeriSign, Inc.†	25,125	5,220,724
		539,794,356
Machinery-Diversified — 0.1%
Keyence Corp.	6,300	2,620,544
Media — 0.2%
Thomson Reuters Corp.	32,345	4,164,969
Pharmaceuticals — 0.0%
Leap Therapeutics, Inc.†(2)	2,500	4,725
Semiconductors — 27.1%
Advanced Micro Devices, Inc.†	640,663	67,730,892
Aixtron SE	155,113	5,903,710
Analog Devices, Inc.	20,968	3,811,563
Applied Materials, Inc.	146,178	22,330,151
ASM International NV	23,101	11,152,074
ASML Holding NV	12,275	8,108,006
ASML Holding NV (XAMS)	31,378	20,683,646
ASPEED Technology, Inc.	46,000	3,899,958
Broadcom, Inc.	28,070	25,905,522
Hamamatsu Photonics KK	128,200	5,944,103
Intel Corp.	616,085	21,649,227
KLA Corp.	34,219	17,173,490
Lam Research Corp.	38,463	27,016,411
Marvell Technology, Inc.	597,885	34,826,801
Micron Technology, Inc.	612,049	42,806,707
Monolithic Power Systems, Inc.	35,164	18,327,828
NVIDIA Corp.	299,533	147,834,512
NXP Semiconductors NV	47,745	9,822,101
ON Semiconductor Corp.†	295,692	29,113,834
Renesas Electronics Corp.†	259,100	4,363,893
Rohm Co., Ltd.	74,700	6,248,318
Samsung Electronics Co., Ltd.	279,312	14,137,297
SOITEC†	48,442	8,874,624
STMicroelectronics NV	105,056	4,974,209
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	164,275	15,371,212
Texas Instruments, Inc.	178,646	30,023,247
Wolfspeed, Inc.#†	142,196	6,799,813
		614,833,149
Software — 27.0%
Adobe, Inc.†	63,505	35,520,887
ANSYS, Inc.†	22,844	7,284,266
Aspen Technology, Inc.†	22,607	4,385,758
Autodesk, Inc.†	24,901	5,526,528
Cadence Design Systems, Inc.†	99,901	24,020,196

VALIC Company I Science & Technology Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Ceridian HCM Holding, Inc.†	141,933	$ 10,292,981
Cloudflare, Inc., Class A†	128,610	8,363,508
Constellation Software, Inc.	3,500	7,189,247
Datadog, Inc., Class A†	180,665	17,430,559
Fair Isaac Corp.†	9,584	8,669,591
Five9, Inc.†	49,284	3,566,683
HashiCorp, Inc., Class A†	163,986	4,781,832
HubSpot, Inc.†	55,410	30,282,673
Intuit, Inc.	27,078	14,671,131
Microsoft Corp.	623,069	204,217,095
MongoDB, Inc.†	55,463	21,148,042
Oracle Corp.	261,807	31,518,945
Salesforce, Inc.†	243,672	53,963,601
SAP SE	22,459	3,137,209
ServiceNow, Inc.†	93,363	54,974,935
Snowflake, Inc., Class A†	124,029	19,453,949
Take-Two Interactive Software, Inc.†	24,515	3,486,033
Twilio, Inc., Class A†	189,905	12,098,848
Veeva Systems, Inc., Class A†	19,833	4,139,147
Workday, Inc., Class A†	76,705	18,754,372
Xero, Ltd.†	49,088	3,979,002
		612,857,018
Telecommunications — 2.9%
Accton Technology Corp.	535,000	8,030,082
Arista Networks, Inc.†	157,135	30,677,466
Harmonic, Inc.†	351,364	3,752,567
Motorola Solutions, Inc.	52,715	14,948,393
Nokia Oyj ADR#	1,905,790	7,604,102
		65,012,610
Total Common Stocks (cost $1,846,004,221)		2,235,722,166
CONVERTIBLE PREFERRED STOCKS — 1.0%
Automotive - Cars & Lt. Trucks — 0.2%
GM Cruise Holdings LLC Class F†(1)(2)	89,700	1,615,497
Waymo LLC Series A-2†(1)(2)	21,059	1,175,934
Waymo LLC Series B-2†(1)(2)	10,055	573,437
		3,364,868
Biotechnology — 0.1%
Freenome Holdings, Inc. Series B†(1)(2)	94,602	674,512
Freenome Holdings, Inc. Series C†(1)(2)	53,807	422,923
Insitro, Inc. Series B†(1)(2)	52,029	633,713
PrognomIQ, Inc. Series A-4†(1)(2)	35,670	63,493
PrognomIQ, Inc. Series A-5†(1)(2)	30,468	54,233
PrognomIQ, Inc. Series B†(1)(2)	216,177	529,634
		2,378,508
E-Commerce/Services — 0.1%
Maplebear, Inc. (dba Instacart) Series G†(1)(2)	20,650	779,951
Security Description		Shares or Principal Amount	Value

E-Commerce/Services (continued)
Rappi, Inc. Series E†(1)(2)		39,184	$ 1,424,142
Rappi, Inc. Series F†(1)(2)		14,609	530,964
			2,735,057
Healthcare-Services — 0.1%
Caris Life Sciences, Inc. Series C†(1)(2)		217,911	1,024,182
Medical - Biomedical/Gene — 0.2%
National Resilience, Inc. Series B†(1)(2)		69,360	4,202,522
Medical Imaging Systems — 0.0%
RefleXion Medical, Inc. Series C†(1)(2)		160,251	240,376
RefleXion Medical, Inc. Series D†(1)(2)		67,040	100,560
			340,936
Medical Information Systems — 0.0%
Kardium, Inc. Series D-5†(1)(2)		542,402	562,970
Medical Labs & Testing Services — 0.3%
Tempus Labs, Inc. Series D†(1)(2)		60,677	3,553,245
Tempus Labs, Inc. Series E†(1)(2)		39,722	2,326,120
Tempus Labs, Inc. Series F†(1)(2)		10,551	617,867
Tempus Labs, Inc. Series G†(1)(2)		6,661	390,068
			6,887,300
Retirement/Aged Care — 0.0%
Honor Tech, Inc. Series D†(1)(2)		180,527	270,791
Software — 0.0%
Mesosphere, Inc. Series D†(1)(2)		151,129	166,242
Therapeutics — 0.0%
Color Health, Inc. Series D-1†(1)(2)		26,210	235,104
Total Convertible Preferred Stocks (cost $17,272,431)			22,168,480
ESCROWS AND LITIGATION TRUSTS — 0.0%
Exact Sciences CMO Milestone †(1)		216,096	121,014
Exact Sciences FDA Milestone †(1)		108,048	71,311
Acerta Pharma B.V. (Escrow Shares) †(1)		493,535	468,858
Total Escrows and Litigation Trusts (cost $493,535)			661,183
WARRANTS — 0.0%
Software — 0.0%
Constellation Software, Inc. Expires 03/31/2040†(1) (cost $0)	CAD	3,500	0

VALIC Company I Science & Technology Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
RIGHTS — 0.0%
Software — 0.0%
Constellation Software, Inc. Expires 09/29/2023† (cost $1,551)	CAD	3,500	$ 1,943
Total Long-Term Investment Securities (cost $1,863,771,738)			2,258,553,772
SHORT-TERM INVESTMENTS — 0.2%
Unaffiliated Investment Companies — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.28%(3)		4,195,808	4,195,809
State Street Navigator Securities Lending Government Money Market Portfolio 5.34%(3)(4)		65,000	65,000
Total Short-Term Investments (cost $4,260,808)			4,260,809
REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 08/31/2023, to be repurchased 09/01/2023 in the amount of $3,229,047 and collateralized by $3,229,500 of United States Treasury Notes, bearing interest at 4.63% due 03/15/2026 and having an approximate value of $3,293,552 (cost $3,228,903)		$3,228,903	3,228,903
TOTAL INVESTMENTS (cost $1,871,261,449)		99.7%	2,266,043,484
Other assets less liabilities		0.3	6,146,109
NET ASSETS		100.0%	$2,272,189,593
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Science & Technology Fund has no right to demand registration of these securities. At August 31, 2023, the aggregate value of these securities was $7,133,907 representing 0.3% of net assets.
#	The security or a portion thereof is out on loan.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2023, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Epic Games, Inc.
	06/18/2020	2,698	$1,553,204
	03/29/2021	1,021	904,286
		3,719	2,457,490	$2,545,395	$684.43	0.1%
Leap Therapeutics, Inc.	02/09/2023	2,500	31,850	4,725	1.89	0.0
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
Maplebear, Inc. (dba Instacart) Non-Voting	08/07/2020	523	$24,233	$19,754	$37.77	0.0%
Maplebear, Inc. (dba Instacart) Voting	08/07/2020	10,016	464,080	378,304	37.77	0.0
Verily Life Sciences LLC Series B	01/23/2019	6,986	861,094	1,055,585	151.10	0.0
Convertible Preferred Stocks
Caris Life Sciences, Inc. Series C	08/14/2020	217,911	601,434	1,024,182	4.70	0.1
Color Health, Inc. Series D-1	01/13/2020	26,210	543,971	235,104	8.97	0.0
Freenome Holdings, Inc. Series B	06/24/2019	94,602	431,111	674,512	7.13	0.1
Freenome Holdings, Inc. Series C	08/14/2020	53,807	355,842	422,923	7.86	0.0
GM Cruise Holdings LLC Class F	05/07/2019	89,700	1,637,025	1,615,497	18.01	0.1
Honor Tech, Inc. Series D	10/16/2020	180,527	434,723	270,791	1.50	0.0
Insitro, Inc. Series B	05/21/2020	52,029	324,177	633,713	12.18	0.0
Kardium, Inc. Series D-5	11/29/2018	542,402	525,533	562,970	1.04	0.0
Maplebear, Inc. (dba Instacart) Series G	07/02/2020	20,650	993,098	779,951	37.77	0.0
Mesosphere, Inc. Series D	05/04/2018	151,129	1,670,655	166,242	1.10	0.0
National Resilience, Inc. Series B	10/23/2020	69,360	947,458	4,202,522	60.59	0.2
PrognomIQ, Inc. Series A-4	11/15/2019	35,670	81,510	63,493	1.78	0.0
PrognomIQ, Inc. Series A-5	05/12/2020	30,468	69,623	54,233	1.78	0.0
PrognomIQ, Inc. Series B	09/11/2020	216,177	493,989	529,634	2.45	0.0
Rappi, Inc. Series E	09/08/2020	39,184	2,341,089	1,424,142	36.35	0.1
Rappi, Inc. Series F	07/08/2021	14,609	941,157	530,964	36.35	0.0
RefleXion Medical, Inc. Series C	04/03/2018	160,251	271,145	240,376	1.50	0.0
RefleXion Medical, Inc. Series D	04/04/2020	67,040	127,808	100,560	1.50	0.0
Tempus Labs, Inc. Series D	03/16/2018	60,677	568,780	3,553,245	58.56	0.2
Tempus Labs, Inc. Series E	08/23/2018	39,722	665,057	2,326,120	58.56	0.1
Tempus Labs, Inc. Series F	04/30/2019	10,551	261,239	617,867	58.56	0.0
Tempus Labs, Inc. Series G	02/06/2020	6,661	255,465	390,068	58.56	0.0

VALIC Company I Science & Technology Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks (continued)
Waymo LLC Series A-2	05/08/2020	21,059	$1,808,277	$1,175,934	$55.84	0.1%
Waymo LLC Series B-2	06/11/2021	10,055	922,265	573,437	57.03	0.0
				$26,172,243		1.1%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Fund and may not equal the sum of the individual percentages shown due to rounding.
(3)	The rate shown is the 7-day yield as of August 31, 2023.
(4)	At August 31, 2023, the Fund had loaned securities with a total value of $5,973,768. This was secured by collateral of $65,000, which was received in cash and subsequently invested in short-term investments currently valued at $65,000 as reported in the Portfolio of Investments. Additional collateral of $6,033,025 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2023
Government National Mtg. Assoc.	1.75%	11/20/2051	$67,369
United States Treasury Bills	0.00%	09/19/2023 to 01/25/2024	81,660
United States Treasury Notes/Bonds	0.13% to 6.25%	10/31/2023 to 05/15/2053	5,883,996
ADR—American Depositary Receipt
TSX—Toronto Stock Exchange
XAMS—Euronext Amsterdam Stock Exchange
CAD—Canadian Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$—	$—	$17,337	$17,337
E-Commerce/Services	—	—	398,058	398,058
Entertainment Software	—	—	2,545,395	2,545,395
Healthcare-Services	—	—	1,055,585	1,055,585
Pharmaceuticals	—	4,725	—	4,725
Other Industries	2,231,701,066	—	—	2,231,701,066
Convertible Preferred Stocks	—	—	22,168,480	22,168,480
Escrows and Litigation Trusts	—	—	661,183	661,183
Warrants	—	—	0	0
Rights	1,943	—	—	1,943
Short-Term Investments	4,260,809	—	—	4,260,809
Repurchase Agreements	—	3,228,903	—	3,228,903
Total Investments at Value	$2,235,963,818	$3,233,628	$26,846,038	$2,266,043,484
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

VALIC Company I Science & Technology Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
	Common Stocks	Convertible Preferred Securities	Escrows and Litigation Trusts	Warrants
Balance as of May 31, 2023	$4,081,098	$21,943,256	$664,425	$-
Accrued Discounts	-	-	-	-
Accrued Premiums	-	-	-	-
Realized Gain	-	-	-	-
Realized Loss	-	(196,373)	-	-
Change in unrealized appreciation(1)	13,750	848,463	-	-
Change in unrealized depreciation(1)	(78,473)	(372,629)	(3,242)	-
Net purchases	-	-	-	0
Net sales	-	(49,512)	-	-
Transfers into Level 3	-	-	-	-
Transfers out of Level 3(2)	-	(4,725)	-	-
Balance as of August 31, 2023	$4,016,375	$22,168,480	$661,183	$0
(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at August 31, 2023 includes:
Common Stocks	Convertible Preferred Securities	Escrows and Litigation Trusts	Warrants
($64,723)	$400,428	($3,242)	$0
Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at August 31, 2023.
(2)	Preferred Holdback Shares was converted Common Holdback Shares following a corporate action. Securities are now valued using Level 2 inputs.

VALIC Company I Science & Technology Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

The following is quantitative information about Level 3 fair value measurements:
Description	Fair Value at August 31, 2023	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)(2)
Common Stock	$2,545,395	Market Approach	Weight Average of Secondary Transactions*	$690.6500
			Revenue Multiple*	5.63x
	$398,058	Market Approach	Secondary Transaction Price*	$32.5000
			Gross Profit Multiple*	7.00x
			EBITDA Multiple*	30.75x
			GTV Multiple*	0.44x
	$1,055,585	Market Approach	Revenue Multiple*	28.84x
	$17,337	Market Approach	Term (years)*	3.07
			Volatility*	90%
Preferred Securities	$4,202,522	Market Approach	Market Transaction Price*	$60.7300
	$974,649	Market Approach	Market Transaction Price*	$2.37-$18.29 ($12.72)
			Adjustment to Last Capital Raise*	-33.40% to -35.00%(-34.44%)
	$562,970	Market Approach	Market Transaction Price*	$1.0158
			Volatility*	70.00%
			Term (years)*	3.00
	$1,744,795	Market Approach	Adjustment to Last Capital Raise*	-10.00% to -15.00% (-13.14%)
			Volatility*	70.00% - 75.00% (71.86%)
			Term (years)*	2.00-3.00 (2.37)
	$779,951	Market Approach	Secondary Transaction Price*	$32.5000
			Gross Profit Multiple*	7.00x
			EBITDA Multiple*	30.75x
			GTV Multiple*	0.44x
	$1,955,106	Market Approach	Market Transaction Price*	$64.4231
			GMV Multiple*	0.50x
			Gross Profit Multiple*	11.00x
			Sales Multiple*	2.65x
			Discount for Lack of Marketability	10.00%
	$1,749,371	Market Approach	Adjustment to Last Capital Raise*	-20.00%
			Sales Multiple*	2.7x
			Volatility*	80.00%
			Term (years)*	5.00
			Discount for Lack of Marketability	10.00%
	$7,122,404	Market Approach	Revenue Multiple*	1.80x - 28.00x (27.14x)
	$1,024,182	Market Approach	Revenue Multiple*	9.50x
			Projected Sales Multiple*	6.12x
			Discount for Lack of Marketability	10.0%
	$1,615,497	Market Approach	Revenue Multiple*	3.75x
			Projected Sales Multiple*	2.7x
			Volatility*	85.00%
			Term (years)*	4.08
			Discount for Lack of Marketability	10.0%
	$270,791	Market Approach	Gross Profit Multiple*	3.95x
			Revenue Multiple*	3.50x
			Sales Multiple*	1.60x
			Volatility*	75.00%
			Term (years)*	2.00
			Discount for Lack of Marketability	10.0%
	$166,242	Market Approach and	Revenue Multiple*	1.63x
		Cost Approach	Volatility*	60.00%
			Term (years)*	1.00
Escrow and Litigation Trusts	$661,183	Income Approach	Estimated Future Cash Distribution*	$0.56-$0.95 ($0.85)
Warrants	$0	Income Approach	Estimated Future Cash Distribution*	$0.00

VALIC Company I Science & Technology Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

(1)  The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables.  For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.
(2)  The average represents the arithmetic average of the inputs and is weighted by the relative fair value or notional amount.
See Notes to Portfolio of Investments

VALIC Company I Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.1%
Aerospace/Defense — 1.3%
Hexcel Corp.	92,921	$ 6,811,109
Auto Parts & Equipment — 0.6%
Fox Factory Holding Corp.†	30,126	3,338,262
Banks — 0.7%
Dogwood State Bank (Non-Voting Shares)†(1)(2)	3,056	61,120
Dogwood State Bank (Voting Shares)†(1)(2)	1,501	30,020
First Financial Bankshares, Inc.	63,169	1,814,214
Grasshopper Bancorp, Inc.†(1)(2)	5,208	12,551
Pinnacle Financial Partners, Inc.	32,155	2,140,237
		4,058,142
Biotechnology — 9.0%
Allogene Therapeutics, Inc.#†	244,982	952,980
Amicus Therapeutics, Inc.†	533,732	6,842,444
Apellis Pharmaceuticals, Inc.†	38,190	1,612,000
Arrowhead Pharmaceuticals, Inc.†	131,247	3,627,667
Atara Biotherapeutics, Inc.†	335,765	490,217
Blueprint Medicines Corp.†	86,061	4,291,002
Halozyme Therapeutics, Inc.†	163,775	6,970,264
Intra-Cellular Therapies, Inc.†	97,494	5,412,867
REGENXBIO, Inc.†	159,972	2,831,504
Relay Therapeutics, Inc.†	185,210	1,892,846
REVOLUTION Medicines, Inc.†	195,571	6,643,547
Sage Therapeutics, Inc.†	86,246	1,724,920
Twist Bioscience Corp.†	196,773	4,327,038
Verve Therapeutics, Inc.#†	87,430	1,125,224
		48,744,520
Building Materials — 2.8%
AAON, Inc.	96,817	6,105,280
Simpson Manufacturing Co., Inc.	55,729	8,903,265
		15,008,545
Commercial Services — 2.8%
Bright Horizons Family Solutions, Inc.†	47,272	4,463,422
Flywire Corp.†	104,172	3,602,268
Remitly Global, Inc.†	288,668	7,260,000
		15,325,690
Computers — 6.3%
CyberArk Software, Ltd.†	43,672	7,251,299
ExlService Holdings, Inc.†	160,789	4,699,863
Globant SA†	13,873	2,836,612
KBR, Inc.	128,533	7,907,350
Super Micro Computer, Inc.†	42,767	11,764,346
		34,459,470
Cosmetics/Personal Care — 1.1%
e.l.f. Beauty, Inc.†	44,527	6,176,340
Distribution/Wholesale — 2.8%
Rush Enterprises, Inc., Class A	116,570	4,827,143
SiteOne Landscape Supply, Inc.†	25,237	4,320,322
WESCO International, Inc.	36,854	5,964,820
		15,112,285
Diversified Financial Services — 2.5%
Air Lease Corp.	103,491	4,218,293
Evercore, Inc., Class A	37,512	5,253,556
FTAI Aviation, Ltd.	70,983	2,623,532
Hamilton Lane, Inc., Class A	18,451	1,712,068
		13,807,449
Security Description	Shares or Principal Amount	Value

E-Commerce/Products — 0.0%
Rover Group, Inc.†(1)	8,145	$ 377
Electrical Components & Equipment — 0.7%
Littelfuse, Inc.	14,163	3,782,654
Electronics — 1.4%
NEXTracker, Inc., Class A†	113,878	4,796,541
Vicor Corp.†	40,963	2,776,063
		7,572,604
Energy-Alternate Sources — 0.9%
Shoals Technologies Group, Inc., Class A†	251,463	4,948,792
Engineering & Construction — 1.8%
EMCOR Group, Inc.	27,152	6,088,836
MasTec, Inc.†	35,815	3,563,234
		9,652,070
Entertainment — 1.1%
Marriott Vacations Worldwide Corp.	24,967	2,713,663
Six Flags Entertainment Corp.†	133,084	3,055,609
		5,769,272
Environmental Control — 1.3%
Casella Waste Systems, Inc., Class A†	88,980	7,008,955
Food — 1.9%
Chefs' Warehouse, Inc.†	85,978	2,453,812
Grocery Outlet Holding Corp.†	144,643	4,462,237
Performance Food Group Co.†	58,110	3,610,374
		10,526,423
Hand/Machine Tools — 1.6%
MSA Safety, Inc.	46,663	8,524,397
Healthcare-Products — 5.7%
CONMED Corp.	65,274	7,275,440
Establishment Labs Holdings, Inc.†	44,242	2,670,890
Inari Medical, Inc.†	77,604	5,169,978
iRhythm Technologies, Inc.†	61,997	6,408,630
Natera, Inc.†	109,404	6,425,297
Shockwave Medical, Inc.†	13,119	2,891,296
		30,841,531
Healthcare-Services — 1.7%
Acadia Healthcare Co., Inc.†	54,442	4,197,478
Accolade, Inc.†	331,316	4,469,453
Personalis, Inc.†	214,815	390,963
		9,057,894
Home Builders — 1.0%
LCI Industries	24,548	3,075,373
Winnebago Industries, Inc.	38,656	2,506,842
		5,582,215
Home Furnishings — 0.7%
Sonos, Inc.†	261,825	3,607,949
Household Products/Wares — 0.5%
Helen of Troy, Ltd.†	24,461	3,006,746
Human Resources — 0.0%
Checkr, Inc.†(1)(2)	5,868	31,687
Leisure Time — 1.4%
Life Time Group Holdings, Inc.†	232,828	4,004,641
Planet Fitness, Inc., Class A†	61,046	3,711,597
		7,716,238

VALIC Company I Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Lodging — 1.2%
Boyd Gaming Corp.	95,792	$ 6,405,611
Machinery-Construction & Mining — 0.8%
Bloom Energy Corp., Class A#†	305,874	4,585,051
Machinery-Diversified — 4.7%
Applied Industrial Technologies, Inc.	69,812	10,776,879
Cactus, Inc., Class A	168,686	8,997,711
Chart Industries, Inc.#†	30,914	5,582,450
		25,357,040
Metal Fabricate/Hardware — 1.9%
Advanced Drainage Systems, Inc.	43,983	5,636,861
Valmont Industries, Inc.	17,510	4,438,785
		10,075,646
Miscellaneous Manufacturing — 2.1%
ITT, Inc.	69,594	7,118,074
John Bean Technologies Corp.	41,337	4,543,350
		11,661,424
Oil & Gas — 2.4%
Chord Energy Corp.	17,157	2,770,856
Matador Resources Co.	113,947	7,235,634
SM Energy Co.	67,843	2,870,437
		12,876,927
Oil & Gas Services — 1.3%
TechnipFMC PLC	367,793	7,002,779
Pharmaceuticals — 3.2%
Acelyrin, Inc.†	133,195	3,373,830
Agios Pharmaceuticals, Inc.†	99,631	2,732,878
Alector, Inc.†	146,673	799,368
Arvinas, Inc.†	96,230	2,714,648
Coherus Biosciences, Inc.#†	333,052	1,775,167
Heron Therapeutics, Inc.#†	539,292	884,439
Leap Therapeutics, Inc.†(2)	100	189
PMV Pharmaceuticals, Inc.†	153,969	1,111,656
Revance Therapeutics, Inc.†	231,339	4,078,507
		17,470,682
REITS — 1.6%
CubeSmart	76,790	3,202,911
Terreno Realty Corp.	89,664	5,459,641
		8,662,552
Retail — 6.0%
Burlington Stores, Inc.†	16,063	2,606,382
Cava Group, Inc.†	30,401	1,350,109
Cava Group, Inc.†(2)	19,818	880,117
Floor & Decor Holdings, Inc., Class A†	40,511	4,038,947
Freshpet, Inc.†	83,218	6,283,791
Lithia Motors, Inc.	18,060	5,562,841
Papa John's International, Inc.	55,927	4,233,674
Petco Health & Wellness Co., Inc.†	432,855	2,203,232
Texas Roadhouse, Inc.	52,364	5,451,093
		32,610,186
Semiconductors — 3.6%
Allegro MicroSystems, Inc.†	101,506	3,882,604
Axcelis Technologies, Inc.†	8,879	1,706,100
MKS Instruments, Inc.	30,808	3,087,886
Onto Innovation, Inc.†	9,223	1,281,813
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
Power Integrations, Inc.	40,123	$ 3,371,134
Rambus, Inc.†	112,580	6,357,393
		19,686,930
Software — 16.8%
ACV Auctions, Inc., Class A†	329,943	5,546,342
BlackLine, Inc.†	70,193	4,215,792
Box, Inc., Class A†	218,650	5,789,852
Clear Secure, Inc., Class A#	143,366	3,116,777
Confluent, Inc., Class A†	180,779	5,981,977
DigitalOcean Holdings, Inc.#†	82,458	2,230,489
Elastic NV†	49,639	3,071,661
Envestnet, Inc.†	87,189	4,763,135
Everbridge, Inc.†	38,338	951,166
Evolent Health, Inc., Class A†	284,185	7,249,559
Five9, Inc.†	63,129	4,568,646
Gitlab, Inc., Class A†	37,277	1,765,812
Global-e Online, Ltd.†	125,392	4,969,285
HashiCorp, Inc., Class A†	184,137	5,369,435
JFrog, Ltd.†	113,080	3,244,265
New Relic, Inc.†	51,945	4,421,039
Outset Medical, Inc.#†	240,999	3,279,996
Paycor HCM, Inc.#†	90,487	2,123,730
PowerSchool Holdings, Inc., Class A†	62,504	1,382,588
SentinelOne, Inc., Class A†	243,149	4,043,568
ServiceTitan, Inc.†(1)(2)	186	13,561
Smartsheet, Inc., Class A†	118,959	4,964,159
Vertex, Inc., Class A†	188,101	4,211,581
Workiva, Inc.†	35,795	4,003,671
		91,278,086
Telecommunications — 1.0%
Ciena Corp.†	44,704	2,234,306
Credo Technology Group Holding, Ltd.†	205,817	3,387,748
NII Holdings, Inc.†(1)	3,000	0
		5,622,054
Transportation — 0.9%
Saia, Inc.†	11,296	4,814,355
Total Common Stocks (cost $577,464,390)		538,580,939
CONVERTIBLE PREFERRED STOCKS — 0.3%
Agriculture — 0.1%
Farmer's Business Network, Inc. Series D†(1)(2)	8,287	131,680
E-Commerce/Services — 0.0%
Flexe, Inc. Series C†(1)(2)	4,643	83,481
Electrical Components & Equipment — 0.0%
Sila Nanotechnologies, Inc. Series F†(1)(2)	2,608	52,890
Healthcare-Services — 0.0%
Caris Life Sciences, Inc. Series C†(1)(2)	17,921	84,229
Human Resources — 0.0%
Checkr, Inc. Series C†(1)(2)	8,994	48,567
Checkr, Inc. Series D†(1)(2)	12,252	66,161
		114,728

VALIC Company I Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CONVERTIBLE PREFERRED STOCKS (continued)
Industrial Automation/Robotics — 0.0%
Nuro, Inc. Series C†(1)(2)	6,234	$ 38,651
Medical - Biomedical/Gene — 0.1%
National Resilience, Inc. Series B†(1)(2)	5,496	333,003
Medical Information Systems — 0.0%
Kardium, Inc. Series D†(1)(2)	58,843	62,251
Retirement/Aged Care — 0.0%
Honor Tech, Inc. Series D†(1)(2)	43,123	64,685
Seismic Data Collection — 0.0%
Seismic Software, Inc. Series E†(1)(2)	11,680	99,630
Seismic Software, Inc. Series F†(1)(2)	875	7,464
		107,094
Software — 0.1%
ServiceTitan, Inc. Series A1†(1)(2)	4	292
ServiceTitan, Inc. Series D†(1)(2)	1,942	141,591
		141,883
Transportation — 0.0%
Convoy, Inc. Series C†(1)(2)	12,094	34,468
Convoy, Inc. Series D†(1)(2)	7,659	30,559
Haul Hub, Inc.†(1)(2)	2,168	26,211
		91,238
Total Convertible Preferred Stocks (cost $1,204,814)		1,305,813
WARRANTS — 0.0%
Banks — 0.0%
Dogwood State Bank Expires 10/12/2028†(1)(2)	456	4,747
Grasshopper Bancorp, Inc. Expires 05/24/2024†(1)(2)	1,009	162
Total Warrants (cost $0)		4,909
Total Long-Term Investment Securities (cost $578,669,204)		539,891,661
SHORT-TERM INVESTMENTS — 0.3%
Unaffiliated Investment Companies — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio 5.34%(3)(4) (cost $1,649,828)	1,649,828	1,649,828
TOTAL INVESTMENTS (cost $580,319,032)	99.7%	541,541,489
Other assets less liabilities	0.3	1,793,311
NET ASSETS	100.0%	$543,334,800
†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2023, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Cava Group, Inc.		19,818	$149,692	$880,117	$44.41	0.2%
Checkr, Inc.
	06/29/2018	2,100	8,603
	12/02/2019	3,768	36,085
		5,868	44,688	31,687	5.40	0.0
Dogwood State Bank (Non-Voting Shares)	05/06/2019	3,056	30,560	61,120	20.00	0.0
Dogwood State Bank (Voting Shares)	05/06/2019	1,501	15,010	30,020	20.00	0.0
Grasshopper Bancorp, Inc.
	10/12/2018	1,009	10,090
	05/02/2019	4,199	41,990
		5,208	52,080	12,551	2.41	0.0
Leap Therapeutics, Inc.	02/09/2023	100	1,347	189	1.89	0.0
ServiceTitan, Inc.	11/09/2018	186	4,891	13,561	72.91	0.0
Convertible Preferred Stocks
Caris Life Sciences, Inc. Series C	08/14/2020	17,921	49,462	84,229	4.70	0.0
Checkr, Inc. Series C	04/10/2018	8,994	40,926	48,567	5.40	0.0
Checkr, Inc. Series D	09/06/2019	12,252	123,527	66,161	5.40	0.0
Convoy, Inc. Series C	09/14/2018	12,094	85,875	34,468	2.85	0.0
Convoy, Inc. Series D	10/30/2019	7,659	103,703	30,559	3.99	0.0
Farmer's Business Network, Inc. Series D	11/03/2017	8,287	153,012	131,680	15.89	0.1
Flexe, Inc. Series C	11/18/2020	4,643	56,492	83,481	17.98	0.0
Haul Hub, Inc.	02/14/2020	2,168	31,609	26,211	12.09	0.0
Honor Tech, Inc. Series D	10/16/2020	43,123	103,844	64,685	1.50	0.0
Kardium, Inc. Series D	01/08/2021	58,843	59,775	62,251	1.06	0.0
National Resilience, Inc. Series B	10/23/2020	5,496	75,075	333,003	60.59	0.1
Nuro, Inc. Series C	10/30/2020	6,234	81,382	38,651	6.20	0.0
Seismic Software, Inc. Series E	12/13/2018	11,680	73,632	99,630	8.53	0.0
Seismic Software, Inc. Series F	09/25/2020	875	7,692	7,464	8.53	0.0
ServiceTitan, Inc. Series A1	11/09/2018	4	105	292	72.91	0.0
ServiceTitan, Inc. Series D	11/09/2018	1,942	51,064	141,591	72.91	0.1
Sila Nanotechnologies, Inc. Series F	01/07/2021	2,608	107,639	52,890	20.28	0.0

VALIC Company I Small Cap Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Warrants
Dogwood State Bank Expires 10/12/2028	05/06/2019	456	$0	$4,747	$10.41	0.0%
Grasshopper Bancorp, Inc. Expires 05/24/2024	10/12/2018	1,009	0	162	0.16	0.0
				$2,339,967		0.5%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Fund and may not equal the sum of the individual percentages shown due to rounding.
(3)	The rate shown is the 7-day yield as of August 31, 2023.
(4)	At August 31, 2023, the Fund had loaned securities with a total value of $19,756,851. This was secured by collateral of $1,649,828, which was received in cash and subsequently invested in short-term investments currently valued at $1,649,828 as reported in the Portfolio of Investments. Additional collateral of $18,803,898 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2023
Government National Mtg. Assoc.	1.75%	11/20/2051	$4,939
United States Treasury Bills	0.00%	09/19/2023 to 01/25/2024	809,348
United States Treasury Notes/Bonds	0.13% to 6.62%	10/15/2023 to 05/15/2053	17,989,611
The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Banks	$3,954,451	$—	$103,691	$4,058,142
E-Commerce/Products	—	—	377	377
Human Resources	—	—	31,687	31,687
Pharmaceuticals	17,470,493	189	—	17,470,682
Software	91,264,525	—	13,561	91,278,086
Telecommunications	5,622,054	—	0	5,622,054
Other Industries	420,119,911	—	—	420,119,911
Convertible Preferred Stocks	—	—	1,305,813	1,305,813
Warrants	—	—	4,909	4,909
Short-Term Investments	1,649,828	—	—	1,649,828
Total Investments at Value	$540,081,262	$189	$1,460,038	$541,541,489
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 96.3%
Advertising — 0.1%
Advantage Solutions, Inc.#†	33,628	$ 94,158
Boston Omaha Corp., Class A†	8,939	158,041
Clear Channel Outdoor Holdings, Inc.†	143,586	208,200
Quotient Technology, Inc.†	35,033	139,782
Stagwell, Inc.†	41,906	228,388
		828,569
Aerospace/Defense — 0.8%
AAR Corp.†	13,361	823,038
AeroVironment, Inc.†	9,711	942,258
AerSale Corp.†	9,910	146,767
Amprius Technologies, Inc.#†	2,082	10,243
Archer Aviation, Inc., Class A#†	59,063	411,669
Astronics Corp.†	10,063	176,404
Barnes Group, Inc.	18,972	745,600
Ducommun, Inc.†	4,353	197,931
Eve Holding, Inc.†	7,006	51,704
Joby Aviation, Inc.#†	107,939	804,146
Kaman Corp.	10,900	244,487
Kratos Defense & Security Solutions, Inc.†	48,515	780,606
Leonardo DRS, Inc.†	19,550	334,696
Moog, Inc., Class A	10,992	1,276,831
National Presto Industries, Inc.	1,997	149,476
Redwire Corp.†	3,044	9,802
Rocket Lab USA, Inc.#†	107,954	681,190
Triumph Group, Inc.†	24,952	234,798
		8,021,646
Agriculture — 0.3%
Alico, Inc.#	2,758	64,896
Andersons, Inc.	12,466	640,254
Benson Hill, Inc.#†	67,047	42,836
Dole PLC	27,699	330,172
Fresh Del Monte Produce, Inc.	13,184	336,851
Ispire Technology, Inc.†	1,057	10,517
Limoneira Co.	6,777	104,434
Tejon Ranch Co.†	8,110	135,275
Turning Point Brands, Inc.	6,632	163,280
Universal Corp.	9,338	444,676
Vector Group, Ltd.	56,302	602,994
Vital Farms, Inc.†	11,822	139,263
		3,015,448
Airlines — 0.3%
Allegiant Travel Co.	6,121	543,790
Frontier Group Holdings, Inc.#†	14,750	92,630
Hawaiian Holdings, Inc.†	19,729	169,275
JetBlue Airways Corp.†	128,087	758,275
SkyWest, Inc.†	18,706	843,640
Spirit Airlines, Inc.	42,492	701,118
Sun Country Airlines Holdings, Inc.†	14,601	217,409
		3,326,137
Apparel — 0.5%
Fossil Group, Inc.†	18,435	39,082
Hanesbrands, Inc.	136,315	715,654
Kontoor Brands, Inc.	21,552	986,866
Oxford Industries, Inc.	5,800	585,742
Rocky Brands, Inc.	2,701	47,997
Steven Madden, Ltd.	29,160	1,006,020
Torrid Holdings, Inc.†	4,676	10,568
Urban Outfitters, Inc.†	24,719	820,918
Security Description	Shares or Principal Amount	Value

Apparel (continued)
Weyco Group, Inc.	2,298	$ 58,714
Wolverine World Wide, Inc.	30,091	243,135
		4,514,696
Auto Manufacturers — 0.2%
Blue Bird Corp.†	6,800	148,580
Fisker, Inc.#†	75,952	445,838
Hyliion Holdings Corp.#†	57,141	69,712
Nikola Corp.#†	229,828	271,197
REV Group, Inc.	12,259	166,477
TuSimple Holdings, Inc., Class A†	63,937	79,921
Wabash National Corp.	18,376	414,379
Workhorse Group, Inc.†	64,231	50,627
		1,646,731
Auto Parts & Equipment — 1.4%
Adient PLC†	37,010	1,449,682
Aeva Technologies, Inc.†	30,762	28,996
American Axle & Manufacturing Holdings, Inc.†	44,214	333,816
Aurora Innovation, Inc.#†	117,732	373,210
Commercial Vehicle Group, Inc.†	12,435	114,526
Cooper-Standard Holdings, Inc.†	6,544	97,767
Dana, Inc.	50,499	813,539
Dorman Products, Inc.†	10,201	841,685
Douglas Dynamics, Inc.	8,734	264,378
Fox Factory Holding Corp.†	16,524	1,831,025
Gentherm, Inc.†	12,823	772,073
Goodyear Tire & Rubber Co.†	109,058	1,407,939
Holley, Inc.†	20,437	116,491
indie Semiconductor, Inc., Class A†	53,354	357,472
Luminar Technologies, Inc.#†	105,458	607,438
Methode Electronics, Inc.	13,690	441,503
Microvast Holdings, Inc.†	40,688	90,734
Miller Industries, Inc.	4,303	172,120
SES AI Corp.†	48,331	101,978
Shyft Group, Inc.	13,331	209,030
Solid Power, Inc.#†	59,994	127,187
Standard Motor Products, Inc.	8,197	303,535
Titan International, Inc.†	20,301	255,590
Visteon Corp.†	10,893	1,517,068
XPEL, Inc.†	8,758	729,541
		13,358,323
Banks — 7.6%
1st Source Corp.	6,456	288,519
ACNB Corp.	3,223	102,588
Alerus Financial Corp.	7,047	137,417
Amalgamated Financial Corp.	6,846	122,680
Amerant Bancorp, Inc.	9,995	187,606
American National Bankshares, Inc.	3,982	156,094
Ameris Bancorp	25,638	1,044,748
Ames National Corp.	3,333	59,827
Arrow Financial Corp.	5,540	97,559
Associated Banc-Corp	58,638	1,016,197
Atlantic Union Bankshares Corp.	29,095	863,831
BancFirst Corp.	8,534	815,680
Bancorp, Inc.†	20,710	760,264
Bank First Corp.#	3,615	280,632
Bank of Hawaii Corp.#	15,191	816,364
Bank of Marin Bancorp	6,093	114,670
Bank of N.T. Butterfield & Son, Ltd.	19,412	565,277
Bank7 Corp.	1,445	36,298
BankUnited, Inc.	28,814	756,367
Bankwell Financial Group, Inc.	2,279	59,300

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Banner Corp.	13,260	$ 577,473
Bar Harbor Bankshares	5,782	143,625
BayCom Corp.	4,545	87,582
BCB Bancorp, Inc.	5,837	66,425
Blue Foundry Bancorp†	9,576	88,578
Blue Ridge Bankshares, Inc.	6,816	53,983
Bridgewater Bancshares, Inc.†	7,915	82,791
Burke & Herbert Financial Services Corp.	2,491	123,230
Business First Bancshares, Inc.	9,292	190,021
Byline Bancorp, Inc.	9,589	203,095
C & F Financial Corp.	1,272	67,823
Cadence Bank	70,592	1,615,145
Cambridge Bancorp#	2,945	156,703
Camden National Corp.	5,531	181,361
Capital Bancorp, Inc.	3,736	71,544
Capital City Bank Group, Inc.	5,112	155,967
Capstar Financial Holdings, Inc.	7,591	99,138
Carter Bankshares, Inc.†	9,145	130,865
Cathay General Bancorp	26,931	959,552
Central Pacific Financial Corp.	10,288	174,587
Central Valley Community Bancorp	3,867	56,536
Chemung Financial Corp.	1,356	53,277
ChoiceOne Financial Svcs, Inc.#	2,704	65,004
Citizens & Northern Corp.	5,864	105,962
Citizens Financial Services, Inc.	1,680	91,963
City Holding Co.	5,896	538,659
Civista Bancshares, Inc.	5,984	101,668
CNB Financial Corp.	8,032	146,263
Coastal Financial Corp.†	4,190	184,569
Codorus Valley Bancorp, Inc.	3,713	75,188
Colony Bankcorp, Inc.	6,391	66,530
Community Bank System, Inc.	20,628	980,861
Community Trust Bancorp, Inc.	6,018	213,639
ConnectOne Bancorp, Inc.	14,358	274,525
CrossFirst Bankshares, Inc.†	17,253	185,470
Customers Bancorp, Inc.†	11,082	389,421
CVB Financial Corp.	51,542	899,923
Dime Community Bancshares, Inc.	13,544	288,623
Eagle Bancorp, Inc.	11,872	285,640
Eastern Bankshares, Inc.	60,032	808,031
Enterprise Bancorp, Inc.	3,709	107,338
Enterprise Financial Services Corp.	14,055	544,069
Equity Bancshares, Inc., Class A	5,754	143,965
Esquire Financial Holdings, Inc.	2,659	124,335
Evans Bancorp, Inc.	2,028	57,433
Farmers & Merchants Bancorp, Inc.	5,259	100,447
Farmers National Banc Corp.	14,274	181,280
FB Financial Corp.	13,743	417,512
Fidelity D&D Bancorp, Inc.#	1,805	85,530
Financial Institutions, Inc.	5,878	102,865
First Bancorp	15,416	456,930
First Bancorp, Inc.	3,788	93,261
First BanCorp/Puerto Rico	68,685	951,974
First Bancshares, Inc.	11,749	333,554
First Bank	8,376	95,821
First Busey Corp.	20,113	406,283
First Business Financial Services, Inc.	3,042	95,914
First Commonwealth Financial Corp.	39,645	518,160
First Community Bankshares, Inc.	6,827	211,159
First Community Corp.	2,853	49,300
First Financial Bancorp	36,492	758,304
First Financial Bankshares, Inc.	50,494	1,450,188
Security Description	Shares or Principal Amount	Value

Banks (continued)
First Financial Corp.	4,549	$ 167,039
First Foundation, Inc.	19,827	155,840
First Interstate BancSystem, Inc., Class A	32,003	829,198
First Merchants Corp.	22,901	683,366
First Mid Bancshares, Inc.	7,415	207,398
First of Long Island Corp.	8,254	107,797
Five Star Bancorp	4,946	108,120
Fulton Financial Corp.	63,027	840,150
FVCBankcorp, Inc.†	6,206	75,527
German American Bancorp, Inc.	10,862	314,238
Glacier Bancorp, Inc.	43,208	1,305,314
Great Southern Bancorp, Inc.	3,502	176,746
Guaranty Bancshares, Inc.	3,271	94,434
Hancock Whitney Corp.	33,617	1,386,701
Hanmi Financial Corp.	11,787	204,151
HarborOne Bancorp, Inc.	16,248	161,993
HBT Financial, Inc.	5,197	97,184
Heartland Financial USA, Inc.	16,373	501,669
Heritage Commerce Corp.	22,942	198,907
Heritage Financial Corp.	13,434	231,333
Hilltop Holdings, Inc.	18,086	549,634
Home BancShares, Inc.	73,899	1,639,080
HomeStreet, Inc.	7,009	66,235
Hope Bancorp, Inc.	44,706	432,307
Horizon Bancorp, Inc.	16,704	186,918
Independent Bank Corp.	7,823	149,341
Independent Bank Corp./MA	17,119	924,768
Independent Bank Group, Inc.	14,013	591,349
International Bancshares Corp.	20,810	931,872
John Marshall Bancorp, Inc.	4,824	85,240
Kearny Financial Corp.	22,204	164,532
Lakeland Bancorp, Inc.	24,157	326,361
Lakeland Financial Corp.	9,617	501,334
LCNB Corp.	4,093	61,027
Live Oak Bancshares, Inc.	13,029	421,358
Luther Burbank Corp.	3,970	36,087
Macatawa Bank Corp.	10,189	93,331
Mainstreet Bancshares, Inc.	2,696	60,984
Mercantile Bank Corp.	6,075	202,783
Merchants Bancorp	6,145	179,250
Metrocity Bankshares, Inc.	7,074	137,943
Metropolitan Bank Holding Corp.†	4,058	161,549
Mid Penn Bancorp, Inc.	5,508	120,570
Middlefield Banc Corp.#	3,042	78,879
Midland States Bancorp, Inc.	8,245	183,039
MidWestOne Financial Group, Inc.	5,509	117,672
MVB Financial Corp.	4,394	103,435
National Bank Holdings Corp., Class A	14,267	449,981
National Bankshares, Inc.	2,237	58,878
NBT Bancorp, Inc.	17,746	610,817
NewtekOne, Inc.#	9,023	161,602
Nicolet Bankshares, Inc.	4,985	377,913
Northeast Bank	3,002	127,555
Northeast Community Bancorp, Inc.#	5,181	82,171
Northrim BanCorp, Inc.	2,130	88,459
Norwood Financial Corp.	2,857	77,510
Oak Valley Bancorp	2,606	65,437
OFG Bancorp	18,058	544,629
Old National Bancorp	113,503	1,732,056
Old Second Bancorp, Inc.	16,807	243,197
Orange County Bancorp, Inc.	1,977	91,911
Origin Bancorp, Inc.	11,303	346,889
Orrstown Financial Services, Inc.	3,963	85,601

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
PacWest Bancorp	46,442	$ 369,214
Park National Corp.	5,551	564,870
Parke Bancorp, Inc.	4,048	69,909
Pathward Financial, Inc.	10,634	523,937
PCB Bancorp	4,222	67,763
Peapack-Gladstone Financial Corp.	6,606	180,146
Penns Woods Bancorp, Inc.	2,653	69,084
Peoples Bancorp, Inc.	13,110	337,845
Peoples Financial Services Corp.	2,702	117,807
Pioneer Bancorp, Inc.†	4,516	40,689
Plumas Bancorp	2,116	73,933
Ponce Financial Group, Inc.#†	7,918	63,265
Preferred Bank	5,187	322,165
Premier Financial Corp.	13,694	257,995
Primis Financial Corp.	7,846	69,672
Princeton Bancorp, Inc.	1,968	57,603
QCR Holdings, Inc.	6,385	334,957
RBB Bancorp	6,493	88,500
Red River Bancshares, Inc.	1,865	88,177
Renasant Corp.	21,381	595,461
Republic Bancorp, Inc., Class A	3,334	148,163
S&T Bancorp, Inc.	15,063	426,735
Sandy Spring Bancorp, Inc.	16,983	377,702
Seacoast Banking Corp. of Florida	32,630	770,394
ServisFirst Bancshares, Inc.	19,735	1,105,949
Shore Bancshares, Inc.	11,537	127,830
Sierra Bancorp	5,354	106,438
Simmons First National Corp., Class A	48,910	871,576
SmartFinancial, Inc.	6,137	139,739
South Plains Financial, Inc.	4,656	122,127
Southern First Bancshares, Inc.†	2,971	83,515
Southern States Bancshares, Inc.	2,904	66,531
Southside Bancshares, Inc.	11,393	342,929
SouthState Corp.	29,493	2,132,344
Stellar Bancorp, Inc.	18,855	401,046
Sterling Bancorp, Inc.†	8,160	48,062
Stock Yards Bancorp, Inc.	10,512	481,450
Summit Financial Group, Inc.	4,328	106,469
Texas Capital Bancshares, Inc.†	18,552	1,158,387
Third Coast Bancshares, Inc.†	4,987	93,855
Tompkins Financial Corp.	5,368	278,760
Towne Bank	27,183	641,519
TriCo Bancshares	12,032	413,179
Triumph Financial, Inc.†	8,608	552,892
TrustCo Bank Corp.	7,204	205,098
Trustmark Corp.	23,570	543,053
UMB Financial Corp.	17,155	1,084,368
United Bankshares, Inc.	50,694	1,524,876
United Community Banks, Inc.	44,779	1,209,033
Unity Bancorp, Inc.	2,836	68,532
Univest Financial Corp.	11,233	202,082
USCB Financial Holdings, Inc.†	4,074	44,692
Valley National Bancorp	167,233	1,535,199
Veritex Holdings, Inc.	20,321	382,238
Virginia National Bankshares Corp.	1,829	60,430
Walker & Dunlop, Inc.	12,322	1,051,559
Washington Trust Bancorp, Inc.	6,551	183,428
WesBanco, Inc.	22,348	566,745
West BanCorp, Inc.	6,276	116,232
Westamerica BanCorp	10,130	446,024
		72,621,541
Security Description	Shares or Principal Amount	Value

Beverages — 0.4%
BRC, Inc., Class A#†	14,433	$ 65,237
Coca-Cola Consolidated, Inc.	1,850	1,292,965
Duckhorn Portfolio, Inc.†	17,000	211,480
MGP Ingredients, Inc.#	6,142	736,426
National Beverage Corp.†	9,182	471,128
Primo Water Corp.	60,615	924,985
Vita Coco Co., Inc.†	11,068	313,114
Westrock Coffee Co.†	10,995	110,390
Zevia PBC, Class A†	9,653	24,808
		4,150,533
Biotechnology — 6.3%
2seventy bio, Inc.†	19,441	100,899
4D Molecular Therapeutics, Inc.†	12,224	199,007
89bio, Inc.†	23,927	410,109
Aadi Bioscience, Inc.†	6,277	39,543
ACADIA Pharmaceuticals, Inc.†	46,905	1,267,373
Acrivon Therapeutics, Inc.†	3,364	39,426
Actinium Pharmaceuticals, Inc.#†	10,068	60,509
Adicet Bio, Inc.#†	11,763	23,526
ADMA Biologics, Inc.†	81,535	313,910
Aerovate Therapeutics, Inc.†	3,895	61,892
Agenus, Inc.†	132,775	183,230
Akero Therapeutics, Inc.†	17,389	863,016
Aldeyra Therapeutics, Inc.†	18,027	134,481
Allakos, Inc.†	25,731	74,105
Allogene Therapeutics, Inc.†	31,807	123,729
Allovir, Inc.#†	16,221	50,772
Alpine Immune Sciences, Inc.†	12,287	151,744
Altimmune, Inc.†	19,132	48,404
ALX Oncology Holdings, Inc.†	8,374	35,673
Amicus Therapeutics, Inc.†	108,541	1,391,496
AnaptysBio, Inc.†	7,359	144,825
Anavex Life Sciences Corp.#†	27,179	214,714
ANI Pharmaceuticals, Inc.†	4,992	321,435
Annexon, Inc.†	17,666	48,582
Arbutus Biopharma Corp.#†	48,312	98,073
Arcellx, Inc.†	14,690	526,490
Arcturus Therapeutics Holdings, Inc.†	9,025	273,909
Arcus Biosciences, Inc.†	20,419	418,590
Arcutis Biotherapeutics, Inc.#†	19,902	169,963
Ardelyx, Inc.†	82,442	351,203
Arrowhead Pharmaceuticals, Inc.†	39,682	1,096,810
ARS Pharmaceuticals, Inc.†	9,386	66,547
Astria Therapeutics, Inc.#†	9,888	88,003
Atara Biotherapeutics, Inc.†	36,973	53,981
Atea Pharmaceuticals, Inc.†	29,672	99,698
Aura Biosciences, Inc.†	10,632	110,360
Aurinia Pharmaceuticals, Inc.#†	52,415	475,404
Avid Bioservices, Inc.†	24,021	283,448
Avidity Biosciences, Inc.†	27,362	206,857
Axsome Therapeutics, Inc.#†	12,734	1,028,907
Beam Therapeutics, Inc.†	26,451	613,134
BioAtla, Inc.†	17,121	42,974
BioCryst Pharmaceuticals, Inc.#†	73,367	521,639
Biohaven, Ltd.†	22,556	412,549
Biomea Fusion, Inc.†	7,689	129,713
BioVie, Inc.#†	1,285	3,996
Bluebird Bio, Inc.†	41,422	156,161
Blueprint Medicines Corp.†	23,539	1,173,655
Bridgebio Pharma, Inc.†	44,328	1,325,850
Cabaletta Bio, Inc.†	9,900	140,184
Cara Therapeutics, Inc.#†	18,104	46,527

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Caribou Biosciences, Inc.†	22,018	$ 129,686
Carisma Therapeutics, Inc.	10,320	71,414
Cassava Sciences, Inc.#†	15,394	322,812
Celcuity, Inc.†	6,670	63,498
Celldex Therapeutics, Inc.†	17,984	501,754
Century Therapeutics, Inc.†	9,066	22,484
Cerevel Therapeutics Holdings, Inc.†	23,952	567,662
Chinook Therapeutics, Inc. CVR†(1)	22,455	8,759
Cogent Biosciences, Inc.†	26,688	325,860
Compass Therapeutics, Inc.#†	35,322	82,300
Crinetics Pharmaceuticals, Inc.†	20,639	357,467
Cue Biopharma, Inc.†	13,377	36,252
Cullinan Oncology, Inc.†	9,213	95,355
Cymabay Therapeutics, Inc.†	37,966	522,032
Cytek Biosciences, Inc.#†	46,913	356,539
Cytokinetics, Inc.†	36,050	1,259,587
Day One Biopharmaceuticals, Inc.†	19,056	257,065
Deciphera Pharmaceuticals, Inc.†	20,274	284,647
Denali Therapeutics, Inc.†	45,730	1,055,906
Design Therapeutics, Inc.#†	12,684	31,456
Disc Medicine, Inc.†	2,994	158,532
Dynavax Technologies Corp.†	50,169	720,427
Dyne Therapeutics, Inc.†	16,451	187,541
Edgewise Therapeutics, Inc.†	16,561	103,506
Editas Medicine, Inc.†	26,946	240,089
Emergent BioSolutions, Inc.†	19,581	91,835
Entrada Therapeutics, Inc.†	8,282	121,911
EQRx, Inc.†	123,507	282,831
Erasca, Inc.†	31,233	80,893
Evolus, Inc.†	16,027	158,507
EyePoint Pharmaceuticals, Inc.†	10,138	100,468
Fate Therapeutics, Inc.†	32,804	82,338
FibroGen, Inc.†	35,190	33,782
Forafric Global PLC†	2,021	22,514
Genelux Corp.†	1,071	25,897
Generation Bio Co.†	17,528	83,784
Geron Corp.†	192,760	468,407
Graphite Bio, Inc.†	10,847	24,080
Guardant Health, Inc.†	43,045	1,682,199
Halozyme Therapeutics, Inc.†	51,691	2,199,969
Harvard Bioscience, Inc.†	15,142	66,776
HilleVax, Inc.†	8,216	109,601
Humacyte, Inc.†	23,703	90,782
Icosavax, Inc.†	10,661	82,516
Ideaya Biosciences, Inc.†	21,015	617,000
IGM Biosciences, Inc.†	4,618	33,019
Ikena Oncology, Inc.†	8,228	38,178
ImmunityBio, Inc.†	42,672	68,702
ImmunoGen, Inc.†	93,944	1,488,073
Immunovant, Inc.†	20,884	474,276
Inhibrx, Inc.#†	13,293	284,470
Innoviva, Inc.†	24,010	306,128
Inozyme Pharma, Inc.†	13,101	64,195
Insmed, Inc.†	51,023	1,116,893
Intellia Therapeutics, Inc.†	34,149	1,279,905
Intercept Pharmaceuticals, Inc.†	9,498	102,863
Intra-Cellular Therapies, Inc.†	36,269	2,013,655
Iovance Biotherapeutics, Inc.†	80,525	486,371
iTeos Therapeutics, Inc.†	9,592	115,727
Janux Therapeutics, Inc.†	6,694	73,634
Karyopharm Therapeutics, Inc.†	43,838	56,113
Keros Therapeutics, Inc.†	8,712	305,878
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Kezar Life Sciences, Inc.†	27,623	$ 41,158
Kiniksa Pharmaceuticals, Ltd., Class A†	12,144	209,241
Kodiak Sciences, Inc.†	12,554	27,619
Krystal Biotech, Inc.†	8,366	1,041,400
Kymera Therapeutics, Inc.†	14,706	280,590
Larimar Therapeutics, Inc.†	9,927	36,928
Lexicon Pharmaceuticals, Inc.†	35,858	61,676
Ligand Pharmaceuticals, Inc.†	6,454	424,480
Lineage Cell Therapeutics, Inc.†	49,950	65,934
Liquidia Corp.†	18,371	126,209
MacroGenics, Inc.†	23,557	109,776
MeiraGTx Holdings PLC†	12,621	79,386
Merrimack Pharmaceuticals, Inc.†	4,052	49,475
Mersana Therapeutics, Inc.†	38,839	43,111
Mineralys Therapeutics, Inc.†	5,401	69,349
Monte Rosa Therapeutics, Inc.#†	11,805	69,295
Myriad Genetics, Inc.†	31,270	558,169
NeoGenomics, Inc.†	49,324	741,340
NGM Biopharmaceuticals, Inc.†	16,870	31,884
Nkarta, Inc.†	11,704	20,131
Novavax, Inc.#†	33,702	269,616
Nurix Therapeutics, Inc.†	18,136	154,156
Nuvalent, Inc., Class A†	9,283	423,026
Nuvation Bio, Inc.†	56,386	92,473
Ocean Biomedical, Inc.†	3,360	15,154
Olema Pharmaceuticals, Inc.†	10,391	105,469
Omega Therapeutics, Inc.†	9,434	34,623
Omeros Corp.#†	23,564	81,531
OmniAb, Inc. (Earnout Shares 12.50)†(1)	2,061	0
OmniAb, Inc. (Earnout Shares 15.00)†(1)	2,061	0
Oncternal Therapeutics, Inc. CVR#†(1)	368	754
Organogenesis Holdings, Inc.†	27,189	76,129
Ovid therapeutics, Inc.†	23,080	77,664
PDS Biotechnology Corp.†	10,822	63,525
PepGen, Inc.†	3,890	24,507
Phathom Pharmaceuticals, Inc.†	9,526	137,079
Pliant Therapeutics Inc†	21,869	369,149
Point Biopharma Global, Inc.†	35,023	278,783
Poseida Therapeutics, Inc.#†	26,306	54,980
Precigen, Inc.#†	52,297	91,520
Prelude Therapeutics Inc†	3,837	14,312
Prime Medicine, Inc.#†	15,311	202,718
ProKidney Corp.†	23,882	204,908
Protalix BioTherapeutics, Inc.†	21,740	41,089
Prothena Corp. PLC†	16,046	847,550
PTC Therapeutics, Inc.†	27,419	1,083,050
Radius Health, Inc. CVR†(1)	16,856	1,348
Rain Oncology, Inc.†	6,578	6,907
Rallybio Corp.†	11,834	62,957
RAPT Therapeutics, Inc.†	11,432	218,351
Recursion Pharmaceuticals, Inc., Class A†	52,825	459,578
REGENXBIO, Inc.†	15,726	278,350
Relay Therapeutics, Inc.†	34,945	357,138
Replimune Group, Inc.†	15,767	321,962
REVOLUTION Medicines, Inc.†	39,255	1,333,492
Rigel Pharmaceuticals, Inc.†	66,238	75,511
Rocket Pharmaceuticals, Inc.†	21,716	339,855
Sage Therapeutics, Inc.#†	20,464	409,280
Sana Biotechnology, Inc.#†	36,097	193,119
Sangamo Therapeutics, Inc.†	55,828	54,114
Savara, Inc.†	29,510	106,826
Scholar Rock Holding Corp.†	10,979	68,619
Scilex Holding Co.†	23,302	66,877

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Seer, Inc.†	22,694	$ 59,685
Selecta Biosciences, Inc.†	44,955	55,295
SpringWorks Therapeutics, Inc.†	22,555	635,600
Stoke Therapeutics, Inc.†	10,677	60,005
Sutro Biopharma, Inc.†	23,280	110,580
Syndax Pharmaceuticals, Inc.†	25,501	472,024
Tango Therapeutics, Inc.†	17,279	112,141
Tarsus Pharmaceuticals, Inc.†	9,127	159,814
Tela Bio, Inc.†	6,142	59,332
Tenaya Therapeutics, Inc.†	17,717	68,565
Terns Pharmaceuticals, Inc.†	16,587	87,413
TG Therapeutics, Inc.†	53,112	556,083
Theravance Biopharma, Inc.#†	23,874	227,280
Theseus Pharmaceuticals, Inc.†	7,833	24,596
Third Harmonic Bio, Inc.†	7,540	45,768
Travere Therapeutics, Inc.†	28,196	402,639
Twist Bioscience Corp.†	22,032	484,484
Tyra Biosciences, Inc.#†	5,413	82,440
UroGen Pharma, Ltd.†	7,572	132,359
Vaxxinity, Inc.#†	16,497	33,324
Ventyx Biosciences, Inc.†	18,114	606,819
Vera Therapeutics, Inc.†	13,087	231,509
Veracyte, Inc.†	28,177	743,873
Vericel Corp.†	18,435	605,221
Verve Therapeutics, Inc.†	19,636	252,715
Vigil Neuroscience, Inc.†	6,219	37,501
Viking Therapeutics, Inc.†	37,217	513,967
Vir Biotechnology, Inc.†	32,415	410,374
Viridian Therapeutics, Inc.†	16,334	296,789
Vor BioPharma, Inc.†	14,583	36,458
Wave Life Sciences, Ltd.†	22,886	99,554
X4 Pharmaceuticals, Inc.†	47,655	60,998
Xencor, Inc.†	22,450	493,451
XOMA Corp.†	2,830	39,677
Zentalis Pharmaceuticals, Inc.†	19,015	505,038
Zevra Therapeutics, Inc. †	13,427	68,075
Zura Bio, Ltd.†	2,935	20,193
Zymeworks, Inc.#†	20,660	149,578
		60,940,242
Building Materials — 2.0%
AAON, Inc.	26,242	1,654,821
American Woodmark Corp.†	6,450	500,971
Apogee Enterprises, Inc.	8,558	431,837
Aspen Aerogels, Inc.†	19,781	120,466
Boise Cascade Co.	15,385	1,682,657
Gibraltar Industries, Inc.†	12,003	900,585
Griffon Corp.	16,993	711,497
JELD-WEN Holding, Inc.†	32,971	497,203
Knife River Corp.†	19,724	1,014,997
LSI Industries, Inc.	10,129	159,532
Masonite International Corp.†	8,606	883,922
Masterbrand, Inc.†	50,238	643,549
Modine Manufacturing Co.†	19,931	948,516
PGT Innovations, Inc.†	22,520	634,839
Simpson Manufacturing Co., Inc.	16,627	2,656,330
SmartRent, Inc.†	71,346	242,576
SPX Technologies, Inc.†	17,100	1,351,242
Summit Materials, Inc., Class A†	46,273	1,731,073
UFP Industries, Inc.	23,266	2,427,807
		19,194,420
Security Description	Shares or Principal Amount	Value

Chemicals — 1.9%
AdvanSix, Inc.	10,258	$ 339,335
American Vanguard Corp.	10,458	144,530
Avient Corp.	35,030	1,405,053
Balchem Corp.	12,390	1,740,795
Cabot Corp.	21,456	1,554,702
Codexis, Inc.†	25,810	44,909
Danimer Scientific, Inc.#†	33,968	66,238
Ecovyst, Inc.†	36,874	377,590
H.B. Fuller Co.	20,959	1,520,156
Hawkins, Inc.	7,495	466,114
Ingevity Corp.†	14,486	780,651
Innospec, Inc.	9,663	1,037,999
Intrepid Potash, Inc.†	4,115	110,405
Koppers Holdings, Inc.	7,811	299,083
Kronos Worldwide, Inc.	8,549	71,812
Lightwave Logic, Inc.#†	44,398	280,151
Livent Corp.†	69,921	1,501,204
Mativ Holdings, Inc.	21,114	346,270
Minerals Technologies, Inc.	12,606	770,227
Oil-Dri Corp. of America	1,900	128,060
Origin Materials, Inc.†	41,058	56,249
Orion SA	21,723	491,374
Perimeter Solutions SA†	60,674	358,583
Quaker Chemical Corp.	5,379	954,665
Rayonier Advanced Materials, Inc.†	24,687	87,145
Rogers Corp.†	6,707	969,229
Sensient Technologies Corp.	16,305	1,004,551
Stepan Co.	8,251	720,065
Terawulf, Inc.#†	19,496	40,747
Trinseo PLC	13,550	142,681
Tronox Holdings PLC	45,346	618,519
Valhi, Inc.	935	12,379
		18,441,471
Coal — 0.6%
Alpha Metallurgical Resources, Inc.	5,022	1,018,662
Arch Resources, Inc.	7,088	925,693
CONSOL Energy, Inc.	13,152	1,131,598
Hallador Energy Co.†	8,842	94,963
NACCO Industries, Inc., Class A	1,626	53,007
Peabody Energy Corp.	48,267	1,041,602
Ramaco Resources, Inc.	1,746	18,927
Ramaco Resources, Inc.	8,731	68,451
SunCoke Energy, Inc.	32,367	301,013
Warrior Met Coal, Inc.	20,039	792,743
		5,446,659
Commercial Services — 5.5%
2U, Inc.†	30,657	97,183
Aaron's Co., Inc.	12,234	147,664
ABM Industries, Inc.	25,656	1,165,296
Acacia Research Corp.†	14,712	56,053
Adtalem Global Education, Inc.†	17,570	770,445
AirSculpt Technologies, Inc.#†	4,712	36,188
Alarm.com Holdings, Inc.†	18,557	1,086,883
Alight, Inc., Class A†	154,196	1,178,057
Alta Equipment Group, Inc.	7,361	104,747
AMN Healthcare Services, Inc.†	15,714	1,388,803
API Group Corp.†	81,030	2,280,995
Arlo Technologies, Inc.†	33,454	326,846
ASGN, Inc.†	18,674	1,534,256
Bakkt Holdings, Inc.#†	26,970	37,219
Barrett Business Services, Inc.	2,590	247,811

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
BrightView Holdings, Inc.†	16,016	$ 132,612
Brink's Co.	17,876	1,355,180
Carriage Services, Inc.	5,191	159,987
Cass Information Systems, Inc.	5,299	203,164
CBIZ, Inc.†	18,565	1,041,682
Chegg, Inc.†	45,742	467,026
Cimpress PLC†	6,904	446,067
Cipher Mining, Inc.#†	16,108	51,385
CompoSecure, Inc.#†	6,364	39,966
CoreCivic, Inc.†	44,039	473,860
CorVel Corp.†	3,377	730,952
Coursera, Inc.†	50,422	876,839
CPI Card Group, Inc.†	1,647	34,043
CRA International, Inc.	2,632	285,914
Cross Country Healthcare, Inc.†	13,328	343,329
Custom Truck One Source, Inc.†	21,961	147,358
Deluxe Corp.	16,856	340,828
Distribution Solutions Group, Inc.†	1,754	90,384
Emerald Holding, Inc.†	6,043	25,501
Ennis, Inc.	9,871	210,252
European Wax Center, Inc., Class A†	13,218	229,464
EVERTEC, Inc.	25,310	1,001,517
First Advantage Corp.	21,174	295,377
FiscalNote Holdings, Inc.†	24,102	53,265
Flywire Corp.†	37,206	1,286,583
Forrester Research, Inc.†	4,549	139,336
Franklin Covey Co.†	4,722	201,488
GEO Group, Inc.†	46,116	333,880
Graham Holdings Co., Class B	1,437	842,556
Green Dot Corp., Class A†	17,987	266,927
Hackett Group, Inc.	9,682	228,205
Healthcare Services Group, Inc.	28,824	332,917
Heidrick & Struggles International, Inc.	7,677	203,364
Herc Holdings, Inc.	10,950	1,425,033
HireQuest, Inc.	2,074	39,447
Huron Consulting Group, Inc.†	7,374	737,031
I3 Verticals, Inc., Class A†	8,723	206,299
ICF International, Inc.	7,253	979,590
Information Services Group, Inc.	13,587	70,652
Insperity, Inc.	14,119	1,430,678
John Wiley & Sons, Inc., Class A	16,531	614,292
Kelly Services, Inc., Class A	12,773	236,173
Kforce, Inc.	7,505	470,188
Korn Ferry	20,209	1,030,255
Laureate Education, Inc.	50,744	706,864
Legalzoom.com, Inc.†	40,323	460,085
Lincoln Educational Services Corp.†	9,169	78,212
LiveRamp Holdings, Inc.†	24,704	798,927
Marathon Digital Holdings, Inc.#†	65,190	819,438
MarketWise, Inc.	12,267	16,560
Marqeta, Inc., Class A†	189,810	1,167,332
Matthews International Corp., Class A	11,507	485,365
Medifast, Inc.	4,157	350,601
Monro, Inc.	12,067	395,074
Multiplan Corp.#†	146,600	250,686
National Research Corp.	5,575	233,035
Payoneer Global, Inc.†	102,623	635,236
Paysafe, Ltd.†	12,568	164,641
Perdoceo Education Corp.	26,018	431,118
Performant Financial Corp.†	26,049	61,215
Priority Technology Holdings, Inc.†	6,836	25,362
PROG Holdings, Inc.†	17,935	615,171
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Progyny, Inc.†	30,414	$ 1,135,659
Quad/Graphics, Inc.†	12,036	61,504
Remitly Global, Inc.†	32,658	821,349
Rent the Runway, Inc., Class A#†	18,613	25,686
Repay Holdings Corp.†	31,454	290,006
Resources Connection, Inc.	12,559	194,790
Riot Platforms, Inc.#†	61,912	702,701
Sabre Corp.#†	126,929	634,645
SEACOR Marine Holdings, Inc.†	9,324	107,133
SoundThinking, Inc.†	3,466	74,380
SP Plus Corp.†	7,578	296,830
Sterling Check Corp.†	9,172	127,858
StoneCo, Ltd., Class A†	112,738	1,382,168
Strategic Education, Inc.	8,765	679,288
Stride, Inc.†	16,428	698,026
Target Hospitality Corp.#†	12,104	192,454
Textainer Group Holdings, Ltd.	16,721	662,653
Transcat, Inc.†	2,859	291,504
TriNet Group, Inc.†	14,588	1,618,247
Triton International, Ltd.	21,145	1,774,277
TrueBlue, Inc.†	11,772	178,110
Udemy, Inc.†	33,217	344,128
Universal Technical Institute, Inc.†	12,693	101,163
Upbound Group, Inc.	21,345	653,584
V2X, Inc.†	4,465	224,634
Viad Corp.†	7,882	223,770
Willdan Group, Inc.†	4,718	113,893
WW International, Inc.†	21,107	204,949
ZipRecruiter, Inc., Class A†	27,006	410,221
		52,489,824
Computers — 2.3%
3D Systems Corp.#†	49,378	311,575
Cantaloupe, Inc.†	22,198	175,808
Conduent, Inc.†	66,628	209,212
Corsair Gaming, Inc.†	14,306	224,890
Cricut, Inc.	18,516	175,161
Desktop Metal, Inc., Class A†	108,584	195,451
ExlService Holdings, Inc.†	62,625	1,830,529
Grid Dynamics Holdings, Inc.†	21,472	249,719
Insight Enterprises, Inc.†	11,120	1,780,201
Integral Ad Science Holding Corp.†	14,624	208,685
Maximus, Inc.	23,562	1,904,281
Mitek Systems, Inc.†	16,524	184,573
NetScout Systems, Inc.†	26,416	756,290
NextNav, Inc.#†	20,953	90,517
OneSpan, Inc.†	15,516	190,071
PAR Technology Corp.#†	10,317	448,583
Parsons Corp.†	15,984	911,408
PlayAGS, Inc.†	14,297	97,649
Presto Automation, Inc.†	1,233	4,106
Qualys, Inc.†	14,409	2,242,761
Rapid7, Inc.†	23,237	1,170,912
Rimini Street, Inc.†	18,890	45,714
Super Micro Computer, Inc.†	17,966	4,942,087
System1, Inc.†	9,589	17,068
Tenable Holdings, Inc.†	44,225	2,006,488
Thoughtworks Holding, Inc.†	35,839	178,120
Tingo Group, Inc.#†	47,269	60,977
TTEC Holdings, Inc.	7,529	224,063
Unisys Corp.†	25,735	103,712
Varonis Systems, Inc.†	42,104	1,344,381

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers (continued)
Velo3D, Inc.#†	34,453	$ 54,436
Vuzix Corp.#†	22,849	91,396
		22,430,824
Cosmetics/Personal Care — 0.5%
Beauty Health Co.#†	31,671	195,093
e.l.f. Beauty, Inc.†	19,450	2,697,909
Edgewell Personal Care Co.	19,843	765,146
Inter Parfums, Inc.	7,109	993,341
Waldencast PLC, Class A#†	7,757	61,048
		4,712,537
Distribution/Wholesale — 0.7%
A-Mark Precious Metals, Inc.	7,369	251,430
EVI Industries, Inc.†	1,836	48,507
G-III Apparel Group, Ltd.†	16,315	323,853
Global Industrial Co.	5,076	171,772
H&E Equipment Services, Inc.	12,454	564,415
Hudson Technologies, Inc.†	16,972	204,682
MRC Global, Inc.†	32,495	302,853
OPENLANE, Inc.†	41,809	652,639
Resideo Technologies, Inc.†	56,730	956,468
Rush Enterprises, Inc., Class A	24,120	998,809
Rush Enterprises, Inc., Class B	3,623	166,526
ScanSource, Inc.†	9,748	319,540
ThredUp, Inc., Class A#†	27,795	110,624
Titan Machinery, Inc.†	7,971	247,260
Veritiv Corp.	5,075	854,275
VSE Corp.	4,136	234,718
		6,408,371
Diversified Financial Services — 2.7%
AlTi Global, Inc.#†	8,142	59,518
Applied Digital Corp.†	26,410	159,516
Artisan Partners Asset Management, Inc., Class A	23,798	914,319
AssetMark Financial Holdings, Inc.†	8,512	245,912
Atlanticus Holdings Corp.†	1,793	62,576
Avantax, Inc.†	15,238	318,779
B. Riley Financial, Inc.	7,239	370,673
BGC Group, Inc., Class A	121,712	601,257
Bit Digital, Inc.†	27,988	65,772
Bread Financial Holdings, Inc.	19,550	734,689
BrightSphere Investment Group, Inc.	12,613	261,215
Brookfield Business Corp., Class A#	10,064	177,730
Cohen & Steers, Inc.	10,072	656,493
Columbia Financial, Inc.#†	11,497	197,289
Consumer Portfolio Services, Inc.†	3,587	33,251
Diamond Hill Investment Group, Inc.	1,124	189,686
Enact Holdings, Inc.	11,621	333,058
Encore Capital Group, Inc.†	9,000	421,740
Enova International, Inc.†	11,781	594,351
Federal Agricultural Mtg. Corp., Class C	3,535	595,011
Finance of America Cos., Inc., Class A†	20,681	29,367
First Western Financial, Inc.†	3,103	63,053
Focus Financial Partners, Inc., Class A†	22,760	1,206,280
Forge Global Holdings, Inc.†	42,532	104,203
FTAI Aviation, Ltd.	38,558	1,425,104
GCM Grosvenor, Inc., Class A	16,059	122,691
Hamilton Lane, Inc., Class A	14,154	1,313,350
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	40,074	896,455
International Money Express, Inc.†	11,957	206,856
LendingClub Corp.†	41,212	286,836
LendingTree, Inc.†	4,069	76,945
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Moelis & Co., Class A	25,876	$ 1,226,781
Mr. Cooper Group, Inc.†	25,816	1,462,735
Navient Corp.	35,843	632,629
Nelnet, Inc., Class A	5,638	517,850
NerdWallet, Inc., Class A†	13,255	119,295
Ocwen Financial Corp.†	2,488	75,287
OppFi, Inc.†	4,164	10,743
Pagseguro Digital, Ltd.†	76,905	690,607
Paysign, Inc.†	12,638	28,435
PennyMac Financial Services, Inc.	9,882	709,231
Perella Weinberg Partners	16,503	173,777
Piper Sandler Cos.	6,719	1,000,997
PJT Partners, Inc., Class A	9,421	744,165
PRA Group, Inc.†	14,958	291,382
Radian Group, Inc.	60,956	1,650,688
Regional Management Corp.	3,038	83,484
Sculptor Capital Management, Inc.	9,680	112,482
Security National Financial Corp., Class A†	4,835	39,647
Silvercrest Asset Management Group, Inc., Class A	3,694	71,183
StepStone Group, Inc., Class A	20,893	644,967
StoneX Group, Inc.†	6,920	649,650
SWK Holdings Corp.†	1,457	22,948
Upstart Holdings, Inc.#†	27,911	897,897
Velocity Financial, Inc.†	3,389	41,990
Victory Capital Holdings, Inc., Class A	10,731	369,361
Virtus Investment Partners, Inc.	2,685	556,063
WisdomTree, Inc.	53,445	390,148
World Acceptance Corp.†	1,447	195,070
		26,133,467
Electric — 1.4%
ALLETE, Inc.	22,389	1,229,156
Altus Power, Inc.†	24,737	159,801
Ameresco, Inc., Class A†	12,455	541,668
Avista Corp.	29,226	972,934
Black Hills Corp.	25,815	1,419,825
FTC Solar, Inc.#†	24,625	46,295
Genie Energy, Ltd., Class B	7,653	117,167
MGE Energy, Inc.	14,134	1,023,726
NorthWestern Corp.	23,314	1,175,026
Ormat Technologies, Inc.	20,716	1,573,173
Otter Tail Corp.	15,993	1,317,343
PNM Resources, Inc.	33,212	1,471,624
Portland General Electric Co.	37,628	1,650,364
Unitil Corp.	6,177	301,561
		12,999,663
Electrical Components & Equipment — 0.9%
Belden, Inc.	16,466	1,546,157
Blink Charging Co.#†	17,868	70,400
Encore Wire Corp.	6,486	1,068,958
Energizer Holdings, Inc.	27,753	953,316
EnerSys	15,983	1,677,895
ESS Tech, Inc.†	35,314	50,499
Insteel Industries, Inc.	7,258	252,215
nLight, Inc.†	17,072	194,791
Novanta, Inc.†	13,869	2,315,846
Powell Industries, Inc.	3,549	298,010
		8,428,087
Electronics — 2.1%
Advanced Energy Industries, Inc.	14,571	1,720,398
Akoustis Technologies, Inc.#†	26,768	40,420
Allient, Inc.	5,362	182,469

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronics (continued)
Atkore, Inc.†	15,339	$ 2,361,746
Badger Meter, Inc.	11,395	1,892,482
Bel Fuse, Inc.	4,051	211,867
Benchmark Electronics, Inc.	13,698	352,586
Charge Enterprises, Inc.†	52,140	28,333
Comtech Telecommunications Corp.	10,561	106,138
CTS Corp.	12,147	542,363
Enovix Corp.#†	53,017	730,574
ESCO Technologies, Inc.	9,919	1,061,432
Evolv Technologies Holdings, Inc.†	43,615	304,869
FARO Technologies, Inc.†	7,878	124,945
GoPro, Inc., Class A†	50,097	182,103
Itron, Inc.†	17,645	1,207,094
Kimball Electronics, Inc.†	9,275	280,012
Knowles Corp.†	34,813	558,052
Mesa Laboratories, Inc.	1,996	286,147
MicroVision, Inc.#†	68,479	172,567
Mirion Technologies, Inc.†	77,592	662,636
Napco Security Technologies, Inc.	12,222	302,861
NEXTracker, Inc., Class A†	16,856	709,975
NVE Corp.	1,846	163,279
OSI Systems, Inc.†	6,140	837,189
Plexus Corp.†	10,632	1,079,680
Sanmina Corp.†	22,331	1,243,837
SKYX Platforms Corp.#†	22,005	38,509
Stoneridge, Inc.†	10,246	210,555
TTM Technologies, Inc.†	39,619	590,323
Turtle Beach Corp.†	6,056	65,829
Vicor Corp.†	8,589	582,076
Vishay Intertechnology, Inc.	49,957	1,370,820
		20,204,166
Energy-Alternate Sources — 0.7%
Array Technologies, Inc.†	58,667	1,459,048
Cleanspark, Inc.†	29,625	146,051
Energy Vault Holdings, Inc.#†	37,953	121,070
Eneti, Inc.	9,551	103,533
Enviva, Inc.#	12,120	111,504
Eos Energy Enterprises, Inc.#†	41,659	135,392
Fluence Energy, Inc.#†	15,239	401,548
FuelCell Energy, Inc.†	158,567	221,994
FutureFuel Corp.	10,119	71,642
Gevo, Inc.#†	90,515	118,575
Green Plains, Inc.†	22,524	699,145
Maxeon Solar Technologie, Ltd.†	9,769	153,959
Montauk Renewables, Inc.#†	25,809	246,476
REX American Resources Corp.†	6,005	237,137
Shoals Technologies Group, Inc., Class A†	66,416	1,307,067
Stem, Inc.#†	55,142	280,673
Sunnova Energy International, Inc.#†	39,104	543,937
SunPower Corp.#†	33,809	242,072
TPI Composites, Inc.#†	16,218	81,901
Verde Clean Fuels, Inc.†	1,662	7,030
		6,689,754
Engineering & Construction — 1.6%
908 Devices, Inc.†	8,489	61,036
Arcosa, Inc.	18,791	1,469,832
Bowman Consulting Group, Ltd.†	3,890	114,872
Comfort Systems USA, Inc.	13,713	2,531,008
Concrete Pumping Holdings, Inc.†	10,040	76,605
Construction Partners, Inc., Class A†	15,561	540,745
Security Description	Shares or Principal Amount	Value

Engineering & Construction (continued)
Dycom Industries, Inc.†	11,103	$ 1,109,523
Exponent, Inc.	19,617	1,762,784
Fluor Corp.†	55,245	1,933,022
Frontdoor, Inc.†	31,874	1,046,105
Granite Construction, Inc.	17,084	705,398
Great Lakes Dredge & Dock Corp.†	25,389	224,185
IES Holdings, Inc.†	3,172	237,837
INNOVATE Corp.#†	17,775	28,440
Iteris, Inc.†	16,535	75,896
Latham Group, Inc.†	15,038	55,641
Limbach Holdings, Inc.†	3,563	128,731
Mistras Group, Inc.†	8,062	43,051
MYR Group, Inc.†	6,367	904,560
NV5 Global, Inc.†	5,262	535,566
Primoris Services Corp.	20,565	727,384
Southland Holdings, Inc.†	1,454	9,916
Sterling Infrastructure, Inc.†	11,598	959,850
Tutor Perini Corp.†	16,437	146,125
		15,428,112
Entertainment — 1.2%
Accel Entertainment, Inc.†	20,878	248,240
Atlanta Braves Holdings, Inc., Class A†	3,888	162,674
Atlanta Braves Holdings, Inc., Class C†	16,951	624,475
Bally's Corp.†	11,419	189,555
Cinemark Holdings, Inc.#†	42,571	693,056
Everi Holdings, Inc.†	32,685	472,625
Golden Entertainment, Inc.	7,838	285,382
IMAX Corp.†	17,397	332,805
International Game Technology PLC	42,060	1,346,761
Light & Wonder, Inc.†	35,375	2,712,201
Lions Gate Entertainment Corp., Class A†	22,564	178,707
Lions Gate Entertainment Corp., Class B†	44,832	333,999
Loop Media, Inc.†	14,112	12,290
Madison Square Garden Entertainment Corp.†	16,741	537,219
Monarch Casino & Resort, Inc.	5,217	351,626
RCI Hospitality Holdings, Inc.	3,314	216,338
Red Rock Resorts, Inc., Class A	18,439	810,025
Reservoir Media, Inc.†	7,683	41,872
Rush Street Interactive, Inc.†	24,382	112,157
SeaWorld Entertainment, Inc.†	15,439	751,879
Six Flags Entertainment Corp.†	27,978	642,375
Sphere Entertainment Co.†	10,102	354,176
Super Group SGHC, Ltd.†	52,821	199,663
		11,610,100
Environmental Control — 0.4%
374Water, Inc.†	22,924	34,386
Casella Waste Systems, Inc., Class A†	21,557	1,698,045
CECO Environmental Corp.†	11,494	158,387
Energy Recovery, Inc.†	21,571	586,300
Enviri Corp.†	30,558	227,657
Heritage-Crystal Clean, Inc.†	6,078	274,118
LanzaTech Global, Inc.†	7,986	52,867
Li-Cycle Holdings Corp.#†	53,418	237,176
Montrose Environmental Group, Inc.†	10,804	415,306
Pure Cycle Corp.†	7,572	83,216
PureCycle Technologies, Inc.†	44,976	401,636
		4,169,094
Food — 1.4%
B&G Foods, Inc.	27,534	352,160
Beyond Meat, Inc.#†	22,952	270,834
Calavo Growers, Inc.	6,701	220,865

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food (continued)
Cal-Maine Foods, Inc.	14,789	$ 706,766
Chefs' Warehouse, Inc.†	13,634	389,114
Hain Celestial Group, Inc.†	34,632	366,753
HF Foods Group, Inc.†	15,588	73,731
Hostess Brands, Inc.†	51,446	1,465,182
Ingles Markets, Inc., Class A	5,447	425,574
J&J Snack Foods Corp.	5,834	945,866
John B. Sanfilippo & Son, Inc.	3,471	348,315
Krispy Kreme, Inc.	33,907	454,015
Lancaster Colony Corp.	7,566	1,249,828
Mission Produce, Inc.†	18,767	178,662
Nathan's Famous, Inc.	1,091	79,327
Natural Grocers by Vitamin Cottage, Inc.	3,614	45,573
Seneca Foods Corp., Class A†	2,031	98,016
Simply Good Foods Co.†	35,163	1,268,681
SpartanNash Co.	13,511	293,999
Sprouts Farmers Market, Inc.†	40,125	1,636,699
SunOpta, Inc.†	35,162	154,361
TreeHouse Foods, Inc.†	19,950	928,074
United Natural Foods, Inc.†	22,946	461,903
Utz Brands, Inc.	27,886	430,560
Village Super Market, Inc., Class A	3,302	74,460
Weis Markets, Inc.	6,382	414,000
		13,333,318
Food Service — 0.0%
Sovos Brands, Inc.†	15,375	344,400
Forest Products & Paper — 0.1%
Glatfelter Corp.†	17,133	34,266
Sylvamo Corp.	14,101	588,999
		623,265
Gas — 0.9%
Brookfield Infrastructure Corp., Class A	38,197	1,483,953
Chesapeake Utilities Corp.	6,772	745,597
New Jersey Resources Corp.	37,653	1,587,827
Northwest Natural Holding Co.	13,910	546,385
ONE Gas, Inc.	21,382	1,549,554
RGC Resources, Inc.	3,100	56,048
Southwest Gas Holdings, Inc.	23,931	1,482,047
Spire, Inc.	19,966	1,166,214
		8,617,625
Hand/Machine Tools — 0.4%
Cadre Holdings, Inc.	7,525	198,810
Enerpac Tool Group Corp.	22,251	582,976
Franklin Electric Co., Inc.	17,892	1,730,335
Kennametal, Inc.	31,242	826,976
Luxfer Holdings PLC	10,623	127,795
		3,466,892
Healthcare-Products — 3.4%
Accuray, Inc.†	36,103	102,894
Adaptive Biotechnologies Corp.†	43,969	297,670
Akoya Biosciences, Inc.†	7,041	36,613
Alphatec Holdings, Inc.†	29,829	487,704
AngioDynamics, Inc.†	14,607	117,294
Artivion, Inc.†	15,247	257,979
AtriCure, Inc.†	18,032	814,145
Atrion Corp.	533	247,898
Avanos Medical, Inc.†	17,913	376,889
Avita Medical, Inc.†	9,730	158,599
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Axogen, Inc.†	15,740	$ 98,532
Axonics, Inc.†	18,992	1,088,242
BioLife Solutions, Inc.†	13,469	177,925
Butterfly Network, Inc.#†	54,016	95,608
CareDx, Inc.†	20,147	187,569
Castle Biosciences, Inc.†	9,616	191,647
Cerus Corp.†	68,685	129,815
ClearPoint Neuro, Inc.#†	8,873	51,552
CONMED Corp.	11,872	1,323,253
Cutera, Inc.#†	6,450	73,401
CVRx, Inc.†	4,304	74,674
Embecta Corp.	22,370	410,042
Glaukos Corp.†	18,147	1,363,566
Haemonetics Corp.†	19,419	1,742,467
Inari Medical, Inc.†	20,066	1,336,797
InfuSystem Holdings, Inc.†	7,031	72,279
Inmode, Ltd.†	29,991	1,172,348
Inogen, Inc.†	9,021	56,020
Integer Holdings Corp.†	12,859	1,097,001
iRadimed Corp.	2,830	130,831
iRhythm Technologies, Inc.†	11,880	1,228,036
KORU Medical Systems, Inc.†	13,530	35,449
Lantheus Holdings, Inc.†	26,344	1,802,983
LeMaitre Vascular, Inc.	7,645	441,957
LivaNova PLC†	21,005	1,166,828
MaxCyte, Inc.†	33,827	123,807
Merit Medical Systems, Inc.†	22,017	1,437,270
MiMedx Group, Inc.†	44,084	327,103
NanoString Technologies, Inc.†	18,303	46,856
Nautilus Biotechnology, Inc.†	19,540	63,114
Neogen Corp.†	84,374	1,950,727
Nevro Corp.†	13,748	275,510
OmniAb, Inc.†	36,091	209,328
Omnicell, Inc.†	17,404	989,591
OraSure Technologies, Inc.†	28,874	186,526
Orchestra BioMed Holdings, Inc.#†	1,621	10,115
Orthofix Medical, Inc.†	13,614	288,072
OrthoPediatrics Corp.†	6,144	234,824
Pacific Biosciences of California, Inc.†	97,570	1,100,590
Paragon 28, Inc.†	17,000	243,610
Patterson Cos., Inc.	34,108	1,024,604
PROCEPT BioRobotics Corp.†	13,971	476,551
Pulmonx Corp.†	14,198	148,511
Pulse Biosciences, Inc.#†	6,251	29,442
Quanterix Corp.†	13,638	365,498
Quantum-Si, Inc.#†	38,881	90,982
RxSight, Inc.†	10,488	304,257
Sanara Medtech, Inc.†	1,469	53,119
Semler Scientific, Inc.†	1,936	51,033
SI-BONE, Inc.†	13,460	307,965
Silk Road Medical, Inc.†	14,874	287,366
SomaLogic, Inc.#†	58,502	129,289
STAAR Surgical Co.†	18,821	816,079
Surmodics, Inc.†	5,331	196,287
Tactile Systems Technology, Inc.†	9,007	170,683
TransMedics Group, Inc.†	12,281	806,002
Treace Medical Concepts, Inc.†	17,503	272,172
UFP Technologies, Inc.†	2,745	482,324
Utah Medical Products, Inc.	1,328	121,645
Varex Imaging Corp.†	15,020	295,443
Vicarious Surgical, Inc.#†	27,122	25,077

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products (continued)
Zimvie, Inc.†	10,003	$ 118,035
Zynex, Inc.#†	7,628	58,736
		32,564,650
Healthcare-Services — 1.3%
23andMe Holding Co., Class A#†	100,591	110,650
Accolade, Inc.†	25,558	344,777
Addus HomeCare Corp.†	6,059	531,374
Agiliti, Inc.#†	11,475	110,734
American Well Corp., Class A†	94,930	134,801
ATI Physical Therapy, Inc.†	1	9
Aveanna Healthcare Holdings, Inc.#†	19,441	27,995
Brookdale Senior Living, Inc.†	66,006	280,525
Cano Health, Inc.†	92,476	28,603
CareMax, Inc.†	29,088	64,866
Community Health Systems, Inc.†	48,666	164,491
DocGo, Inc.†	30,108	269,467
Enhabit, Inc.†	19,495	249,731
Ensign Group, Inc.	21,120	2,116,646
Fulgent Genetics, Inc.†	7,925	259,623
HealthEquity, Inc.†	32,550	2,198,752
Innovage Holding Corp.†	7,322	40,125
Invitae Corp.#†	101,725	94,004
Joint Corp.†	5,512	51,206
LifeStance Health Group, Inc.#†	41,081	337,275
ModivCare, Inc.†	4,934	158,381
Nano-X Imaging, Ltd.†	17,759	147,844
National HealthCare Corp.	4,836	318,934
OPKO Health, Inc.#†	156,127	285,712
Oscar Health, Inc., Class A†	59,877	375,429
P3 Health Partners, Inc.#†	15,424	30,540
Pediatrix Medical Group, Inc. †	32,584	460,412
Pennant Group, Inc.†	11,211	134,308
Quipt Home Medical Corp.†	15,619	92,308
RadNet, Inc.†	19,119	638,766
Select Medical Holdings Corp.	40,253	1,175,790
Surgery Partners, Inc.#†	26,141	947,873
Thorne HealthTech, Inc.†	5,435	55,057
U.S. Physical Therapy, Inc.	5,023	506,469
Viemed Healthcare, Inc.†	13,214	104,523
		12,848,000
Home Builders — 1.8%
Beazer Homes USA, Inc.†	11,412	334,486
Cavco Industries, Inc.†	3,388	947,014
Century Communities, Inc.	11,020	818,235
Dream Finders Homes, Inc., Class A#†	9,380	270,332
Forestar Group, Inc.†	7,095	202,279
Green Brick Partners, Inc.†	10,217	505,333
Hovnanian Enterprises, Inc., Class A†	1,864	221,518
Installed Building Products, Inc.	9,182	1,328,911
KB Home	28,708	1,458,366
Landsea Homes Corp.†	5,205	50,436
LCI Industries	9,573	1,199,305
LGI Homes, Inc.†	8,063	992,555
M/I Homes, Inc.†	10,434	1,024,410
MDC Holdings, Inc.	22,741	1,079,061
Meritage Homes Corp.	14,109	1,961,715
Skyline Champion Corp.†	20,755	1,479,209
Taylor Morrison Home Corp.†	40,754	1,931,740
Tri Pointe Homes, Inc.†	38,423	1,194,955
Security Description	Shares or Principal Amount	Value

Home Builders (continued)
United Homes Group, Inc.†	2,382	$ 19,937
Winnebago Industries, Inc.	11,492	745,256
		17,765,053
Home Furnishings — 0.3%
Daktronics, Inc.†	15,124	126,437
Ethan Allen Interiors, Inc.	8,845	277,556
Hooker Furnishings Corp.	4,255	91,610
iRobot Corp.†	10,619	412,973
Lovesac Co.†	5,433	124,524
MillerKnoll, Inc.	29,415	561,827
Purple Innovation, Inc.#	24,873	53,974
Sleep Number Corp.†	8,274	211,649
Snap One Holdings Corp.#†	7,080	64,782
Sonos, Inc.†	49,199	677,962
Traeger, Inc.†	13,602	60,801
Vizio Holding Corp., Class A†	29,363	168,544
VOXX International Corp.†	5,380	46,483
Xperi, Inc.†	16,344	192,859
		3,071,981
Household Products/Wares — 0.4%
ACCO Brands Corp.	35,769	190,649
Bright Green Corp.†	23,351	10,910
Central Garden & Pet Co.†	3,786	167,114
Central Garden & Pet Co., Class A†	15,250	622,200
Helen of Troy, Ltd.†	9,326	1,146,352
Quanex Building Products Corp.	12,784	344,912
WD-40 Co.	5,259	1,130,001
		3,612,138
Insurance — 2.1%
Ambac Financial Group, Inc.†	17,135	220,699
American Coastal Insurance Corp.†	7,592	56,902
American Equity Investment Life Holding Co.†	30,118	1,616,734
AMERISAFE, Inc.	7,385	382,543
Argo Group International Holdings, Ltd.	12,386	368,484
BRP Group, Inc., Class A†	22,890	608,645
CNO Financial Group, Inc.	44,080	1,031,472
Crawford & Co., Class A	5,609	60,072
Donegal Group, Inc., Class A	5,951	86,944
eHealth, Inc.†	9,459	73,969
Employers Holdings, Inc.	10,377	407,090
Enstar Group, Ltd.†	4,622	1,170,706
Essent Group, Ltd.	41,012	2,059,623
F&G Annuities & Life, Inc.	7,253	205,332
Genworth Financial, Inc., Class A†	188,153	1,089,406
GoHealth, Inc.†	1,517	24,105
Goosehead Insurance, Inc., Class A#†	8,345	582,982
Greenlight Capital Re, Ltd., Class A†	10,005	110,355
HCI Group, Inc.#	2,492	132,774
Hippo Holdings, Inc.#†	4,058	40,499
Horace Mann Educators Corp.	15,919	456,239
Investors Title Co.	472	67,916
Jackson Financial, Inc., Class A	31,525	1,185,340
James River Group Holdings, Ltd.	14,338	208,761
Kingsway Financial Services, Inc.†	4,120	36,380
Lemonade, Inc.#†	19,633	270,150
Maiden Holdings, Ltd.†	35,139	60,088
MBIA, Inc.†	18,731	147,788
Mercury General Corp.	10,382	297,029
National Western Life Group, Inc., Class A	882	400,904
NI Holdings, Inc.†	3,196	40,781
NMI Holdings, Inc., Class A†	31,788	909,773

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Palomar Holdings, Inc.†	9,444	$ 481,738
ProAssurance Corp.	20,919	369,848
Safety Insurance Group, Inc.	5,563	383,124
Selective Insurance Group, Inc.	23,325	2,314,073
Selectquote, Inc.†	52,814	64,433
SiriusPoint, Ltd.†	35,413	391,668
Skyward Specialty Insurance Group, Inc.†	4,036	98,156
Stewart Information Services Corp.	10,367	480,199
Tiptree, Inc.	9,291	163,707
Trupanion, Inc.#†	15,326	455,642
United Fire Group, Inc.	8,143	160,987
Universal Insurance Holdings, Inc.	9,806	124,144
		19,898,204
Internet — 1.7%
1-800-Flowers.com, Inc., Class A†	10,081	75,910
Allbirds, Inc., Class A†	36,801	47,473
BARK, Inc.#†	42,381	67,810
Blade Air Mobility, Inc.†	22,650	72,253
Bumble, Inc., Class A†	39,193	657,659
Cargurus, Inc.†	37,881	686,025
CarParts.com, Inc.†	20,561	99,310
Cars.com, Inc.†	25,766	481,567
Cogent Communications Holdings, Inc.	16,770	1,183,627
ContextLogic, Inc., Class A#†	8,548	45,775
Couchbase, Inc.†	13,164	225,104
DHI Group, Inc.†	16,866	63,585
Entravision Communications Corp., Class A	23,298	89,231
ePlus, Inc.†	10,293	683,249
Eventbrite, Inc., Class A†	29,944	303,333
EverQuote, Inc., Class A†	8,199	50,670
Figs, Inc., Class A†	49,495	305,879
fuboTV, Inc.†	78,794	184,378
Gambling.com Group, Ltd.†	4,128	58,535
Grindr, Inc.†	15,874	81,592
HealthStream, Inc.	9,452	198,776
Hims & Hers Health, Inc.†	47,318	317,504
Lands' End, Inc.†	5,809	44,729
Liquidity Services, Inc.†	9,183	167,590
Magnite, Inc.†	51,851	427,771
MediaAlpha, Inc., Class A†	8,381	70,317
Mondee Holdings, Inc.†	17,573	113,697
Nerdy, Inc.†	22,942	107,369
Nextdoor Holdings, Inc.†	56,342	122,262
Open Lending Corp.†	38,538	317,938
Opendoor Technologies, Inc.†	211,349	824,261
OptimizeRx Corp.†	6,439	54,860
Overstock.com, Inc.†	17,467	456,063
Perficient, Inc.†	13,293	847,960
Q2 Holdings, Inc.†	22,048	758,672
QuinStreet, Inc.†	20,117	199,158
Revolve Group, Inc.†	15,890	232,788
Rover Group, Inc.†	35,958	243,436
Shutterstock, Inc.#	9,553	402,277
Solo Brands, Inc., Class A†	8,499	47,509
Sprinklr, Inc.†	33,688	509,699
Squarespace, Inc., Class A†	17,301	521,625
Stitch Fix, Inc., Class A†	32,661	143,382
TechTarget, Inc.†	10,099	290,346
TrueCar, Inc.†	34,139	81,592
Tucows, Inc., Class A#†	3,844	90,911
Upwork, Inc.†	47,922	709,725
Security Description	Shares or Principal Amount	Value

Internet (continued)
Vivid Seats, Inc., Class A†	9,867	$ 71,634
Yelp, Inc.†	26,076	1,117,357
Ziff Davis, Inc.†	18,231	1,215,096
		16,169,269
Investment Companies — 0.1%
Cannae Holdings, Inc.†	27,718	544,104
Compass Diversified Holdings	24,464	505,182
FTAI Infrastructure, Inc.	38,311	133,322
		1,182,608
Iron/Steel — 0.7%
ATI, Inc.†	49,959	2,264,641
Carpenter Technology Corp.	18,662	1,168,801
Commercial Metals Co.	45,383	2,554,609
Haynes International, Inc.	4,843	236,387
Schnitzer Steel Industries, Inc., Class A	10,020	332,664
		6,557,102
Leisure Time — 0.5%
Acushnet Holdings Corp.	12,092	707,987
Bowlero Corp.#†	11,383	125,213
Camping World Holdings, Inc., Class A	16,190	400,379
Clarus Corp.#	11,331	81,470
Dragonfly Energy Holdings Corp.†	5,893	10,136
Escalade, Inc.	3,853	57,757
Global Business Travel Group I†	12,491	84,314
Johnson Outdoors, Inc., Class A	2,096	117,187
Liberty TripAdvisor Holdings, Inc.†	200	6,190
Life Time Group Holdings, Inc.†	17,292	297,422
Lindblad Expeditions Holdings, Inc.†	13,536	122,501
Livewire Group, Inc.#†	4,268	47,716
Malibu Boats, Inc., Class A†	7,875	382,410
Marine Products Corp.	3,256	45,551
MasterCraft Boat Holdings, Inc.†	6,790	147,750
OneSpaWorld Holdings, Ltd.†	28,256	323,249
Topgolf Callaway Brands Corp.†	55,741	972,123
Virgin Galactic Holdings, Inc.†	97,794	246,441
Vista Outdoor, Inc.†	21,832	638,586
Xponential Fitness, Inc., Class A#†	9,569	207,265
		5,021,647
Lodging — 0.2%
Bluegreen Vacations Holding Corp.	4,176	149,751
Century Casinos, Inc.†	10,647	69,206
Full House Resorts, Inc.†	12,716	61,418
Hilton Grand Vacations, Inc.†	31,520	1,378,055
Marcus Corp.	9,386	142,573
		1,801,003
Machinery-Construction & Mining — 0.4%
Argan, Inc.	4,907	208,449
Astec Industries, Inc.	8,803	482,580
Babcock & Wilcox Enterprises, Inc.†	22,764	119,511
Bloom Energy Corp., Class A#†	74,611	1,118,419
Hyster-Yale Materials Handling, Inc.	4,204	191,997
Manitowoc Co., Inc.†	13,496	228,352
NuScale Power Corp.†	20,744	123,842
Terex Corp.	26,028	1,577,557
Transphorm, Inc.†	10,464	28,567
		4,079,274
Machinery-Diversified — 1.9%
Alamo Group, Inc.	3,909	670,980

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery-Diversified (continued)
Albany International Corp., Class A	12,119	$ 1,123,674
Applied Industrial Technologies, Inc.	14,949	2,307,677
Cactus, Inc., Class A	25,036	1,335,420
Chart Industries, Inc.#†	16,349	2,952,302
CIRCOR International, Inc.†	7,043	392,225
Columbus McKinnon Corp.	10,927	411,620
CSW Industrials, Inc.	5,970	1,072,391
DXP Enterprises, Inc.†	5,584	198,623
Eastman Kodak Co.†	22,072	98,662
Gencor Industries, Inc.†	4,080	58,262
Gorman-Rupp Co.	8,866	284,953
GrafTech International, Ltd.	75,056	265,698
Ichor Holdings, Ltd.†	11,045	404,578
Intevac, Inc.†	9,880	34,284
Kadant, Inc.	4,528	994,983
Lindsay Corp.	4,281	531,272
Mueller Water Products, Inc., Class A	60,114	848,810
Tennant Co.	7,172	591,188
Thermon Group Holdings, Inc.†	12,947	355,783
Watts Water Technologies, Inc., Class A	10,596	2,000,207
Zurn Elkay Water Solutions Corp.	57,319	1,697,789
		18,631,381
Media — 0.4%
AMC Networks, Inc., Class A†	11,963	139,249
E.W. Scripps Co., Class A†	23,038	176,010
Gannett Co, Inc.†	55,849	162,521
Gray Television, Inc.	32,064	258,436
iHeartMedia, Inc., Class A†	39,754	143,512
Liberty Latin America, Ltd., Class A†	14,038	125,500
Liberty Latin America, Ltd., Class C†	55,708	499,144
Scholastic Corp.	11,081	481,469
Sinclair, Inc.#	13,634	172,061
TEGNA, Inc.	86,812	1,435,002
Thryv Holdings, Inc.†	12,001	244,700
Townsquare Media, Inc.	4,522	43,683
Urban One, Inc.†	3,214	17,870
Urban One, Inc.†	4,853	26,158
Value Line, Inc.	326	17,412
WideOpenWest, Inc.†	19,904	161,222
		4,103,949
Metal Fabricate/Hardware — 0.8%
AZZ, Inc.	9,611	471,900
Helios Technologies, Inc.	12,691	734,555
Hillman Solutions Corp.†	66,833	604,839
Janus International Group, Inc.†	32,889	376,579
Mayville Engineering Co., Inc.†	4,276	50,200
Mueller Industries, Inc.	21,711	1,675,221
Northwest Pipe Co.†	3,810	126,073
Olympic Steel, Inc.	3,817	204,286
Omega Flex, Inc.	1,266	105,964
Park-Ohio Holdings Corp.	3,250	60,808
Proto Labs, Inc.†	10,212	301,254
Ryerson Holding Corp.	8,724	271,665
Standex International Corp.	4,569	701,935
TimkenSteel Corp.†	16,838	368,921
Tredegar Corp.	10,216	51,387
Worthington Industries, Inc.	11,927	897,745
Xometry, Inc., Class A†	13,145	250,412
		7,253,744
Security Description	Shares or Principal Amount	Value

Mining — 0.7%
5E Advanced Materials, Inc.#†	15,220	$ 38,963
Caledonia Mining Corp. Plc	6,354	65,700
Centrus Energy Corp., Class A†	4,754	225,625
Century Aluminum Co.†	20,376	151,597
Coeur Mining, Inc.†	123,752	298,242
Compass Minerals International, Inc.	13,267	400,000
Constellium SE†	49,042	882,756
Contango ORE, Inc.#†	1,443	26,306
Dakota Gold Corp.†	20,812	59,939
Encore Energy Corp.†	54,813	140,869
Energy Fuels, Inc.#†	60,839	433,782
Hecla Mining Co.	232,648	1,021,325
i-80 Gold Corp.†	74,776	148,056
Ivanhoe Electric, Inc.†	21,600	337,608
Kaiser Aluminum Corp.	6,177	468,958
NioCorp Developments, Ltd.†	754	2,790
Novagold Resources, Inc.†	93,643	385,809
Pan American Silver Corp. CVR#†	171,891	99,697
Perpetua Resources Corp.†	14,620	48,392
Piedmont Lithium, Inc.#†	6,946	310,903
PolyMet Mining Corp.†	13,222	27,502
United States Lime & Minerals, Inc.	796	172,398
Uranium Energy Corp.#†	142,471	615,475
		6,362,692
Miscellaneous Manufacturing — 1.1%
AMMO, Inc.#†	34,916	79,958
Chase Corp.	2,936	371,404
Core Molding Technologies, Inc.†	2,999	81,303
EnPro Industries, Inc.	8,115	1,106,805
Fabrinet†	14,258	2,292,259
Federal Signal Corp.	23,214	1,414,893
Hillenbrand, Inc.	26,753	1,295,915
John Bean Technologies Corp.	12,336	1,355,850
LSB Industries, Inc.†	21,286	215,414
Materion Corp.	7,955	865,425
Myers Industries, Inc.	14,157	266,293
NL Industries, Inc.	3,249	16,797
Park Aerospace Corp.	7,610	103,724
Sight Sciences, Inc.†	8,365	54,874
Smith & Wesson Brands, Inc.	17,709	207,904
Sturm Ruger & Co., Inc.	6,773	349,351
Trinity Industries, Inc.	31,451	788,477
		10,866,646
Multi-National — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	10,649	251,316
Office Furnishings — 0.1%
CompX International, Inc.	589	12,469
HNI Corp.	17,888	586,011
Interface, Inc.	22,202	229,347
Steelcase, Inc., Class A	34,159	309,822
		1,137,649
Office/Business Equipment — 0.1%
Pitney Bowes, Inc.	67,956	223,575
Xerox Holdings Corp.	44,458	706,438
		930,013
Oil & Gas — 4.7%
Amplify Energy Corp.†	14,042	91,835
Berry Corp.	29,540	253,158
Borr Drilling, Ltd.†	88,612	619,398

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas (continued)
California Resources Corp.	27,820	$ 1,553,469
Callon Petroleum Co.†	23,727	930,810
Chord Energy Corp.	16,211	2,618,077
Civitas Resources, Inc.	26,820	2,205,140
CNX Resources Corp.†	63,244	1,413,503
Comstock Resources, Inc.#	35,601	436,468
Crescent Energy Co., Class A	14,807	201,819
CVR Energy, Inc.	11,481	375,429
Delek US Holdings, Inc.	25,758	663,269
Denbury, Inc.†	19,482	1,784,162
Diamond Offshore Drilling, Inc.†	39,404	585,937
DLB Oil & Gas, Inc.†(1)	3,000	0
Earthstone Energy, Inc., Class A†	22,119	450,785
Empire Petroleum Corp.†	3,924	34,296
Evolution Petroleum Corp.	12,209	103,288
Granite Ridge Resources, Inc.	10,058	74,429
Gulfport Energy Corp.†	3,890	459,020
Helmerich & Payne, Inc.	38,915	1,556,211
HighPeak Energy, Inc.#	4,120	60,688
Kosmos Energy, Ltd.†	176,820	1,287,250
Magnolia Oil & Gas Corp., Class A	71,021	1,619,279
Matador Resources Co.	43,892	2,787,142
Murphy Oil Corp.	57,570	2,613,678
Nabors Industries, Ltd.†	3,548	392,728
Noble Corp. PLC	41,696	2,199,047
Northern Oil and Gas, Inc.	29,101	1,217,295
Par Pacific Holdings, Inc.†	21,403	735,193
Patterson-UTI Energy, Inc.	80,303	1,135,484
PBF Energy, Inc., Class A	45,077	2,113,661
Permian Resources Corp.	98,463	1,396,205
PrimeEnergy Resources Corp.†	286	27,742
Riley Exploration Permian, Inc.	3,424	114,670
Ring Energy, Inc.#†	46,426	87,745
SandRidge Energy, Inc.	12,357	197,588
Seadrill, Ltd.†	19,572	952,178
SilverBow Resources, Inc.#†	6,844	292,786
Sitio Royalties Corp.	31,261	794,029
SM Energy Co.	46,504	1,967,584
Talos Energy, Inc.†	43,307	745,747
Tellurian, Inc.#†	206,436	231,208
VAALCO Energy, Inc.	41,724	172,737
Valaris, Ltd.†	23,778	1,790,959
Vertex Energy, Inc.†	26,139	110,829
Vital Energy, Inc.#†	6,544	394,538
Vitesse Energy, Inc.	9,707	225,591
W&T Offshore, Inc.†	38,063	155,297
Weatherford International PLC†	27,581	2,441,470
		44,670,851
Oil & Gas Services — 1.4%
Archrock, Inc.	53,850	688,741
Aris Water Solution, Inc., Class A	11,571	118,487
Atlas Energy Solutions, Inc.	6,302	134,170
Bristow Group, Inc.†	9,148	253,400
ChampionX Corp.	77,081	2,781,853
Core Laboratories, Inc.	18,156	436,470
DMC Global, Inc.†	7,559	181,567
Dril-Quip, Inc.†	13,178	363,449
Expro Group Holdings NV†	34,156	803,008
Forum Energy Technologies, Inc.†	3,797	89,913
Helix Energy Solutions Group, Inc.†	55,727	565,072
KLX Energy Services Holdings, Inc.#†	4,903	51,016
Security Description	Shares or Principal Amount	Value

Oil & Gas Services (continued)
Liberty Energy, Inc.	66,221	$ 1,056,225
Mammoth Energy Services, Inc.†	9,018	41,753
Newpark Resources, Inc.†	29,402	175,824
NexTier Oilfield Solutions, Inc.†	75,350	799,463
NOW, Inc.†	42,503	474,759
Oceaneering International, Inc.†	38,923	887,055
Oil States International, Inc.†	24,419	191,445
ProFrac Holding Corp., Class A#†	9,347	102,817
ProPetro Holding Corp.†	38,188	368,132
Ranger Energy Services, Inc.	6,013	71,615
RPC, Inc.	32,935	263,151
Select Water Solutions, Inc.	32,979	265,481
Solaris Oilfield Infrastructure, Inc., Class A	12,467	131,153
TETRA Technologies, Inc.†	48,520	266,375
Tidewater, Inc.†	18,402	1,196,682
US Silica Holdings, Inc.†	29,191	359,925
		13,119,001
Packaging & Containers — 0.3%
Clearwater Paper Corp.†	6,489	248,464
Greif, Inc., Class A	9,593	696,356
Greif, Inc., Class B	2,001	149,135
Karat Packaging, Inc.	2,210	55,029
O-I Glass, Inc.†	60,176	1,195,095
Pactiv Evergreen, Inc.	15,502	127,426
Ranpak Holdings Corp.†	16,785	106,249
TriMas Corp.	16,070	421,034
		2,998,788
Pharmaceuticals — 2.9%
Aclaris Therapeutics, Inc.†	26,882	201,077
AdaptHealth Corp.†	28,502	340,029
Aduro Biotech Holding, Inc. CVR†(1)	6,346	0
Agios Pharmaceuticals, Inc.†	21,500	589,745
Alector, Inc.†	24,568	133,896
Alkermes PLC†	64,226	1,874,757
Amneal Pharmaceuticals, Inc.†	47,183	192,978
Amphastar Pharmaceuticals, Inc.†	14,706	783,977
Amylyx Pharmaceuticals, Inc.†	19,659	423,848
Anika Therapeutics, Inc.†	5,666	101,138
Arvinas, Inc.†	19,006	536,159
Assertio Holdings, Inc.#†	34,350	112,668
BellRing Brands, Inc.†	51,928	2,155,012
Beyond Air, Inc.#†	9,922	30,212
Biote Corp.†	5,419	26,770
Bioxcel Therapeutics, Inc.†	7,425	28,067
Catalyst Pharmaceuticals, Inc.†	37,323	524,015
Citius Pharmaceuticals, Inc.†	47,567	43,391
Coherus Biosciences, Inc.†	29,786	158,759
Collegium Pharmaceutical, Inc.†	13,419	314,273
Corcept Therapeutics, Inc.†	31,065	1,016,757
CorMedix, Inc.†	17,272	70,297
Eagle Pharmaceuticals, Inc.†	4,005	67,885
Enanta Pharmaceuticals, Inc.†	7,742	114,969
Enliven Therapeutics, Inc.#†	9,035	141,127
Eyenovia, Inc.#†	10,766	20,348
Fennec Pharmaceuticals, Inc.†	7,024	57,316
Foghorn Therapeutics, Inc.†	7,869	59,568
Gritstone Bio, Inc.†	33,972	61,829
Harmony Biosciences Holdings, Inc.†	12,769	462,876
Harrow Health, Inc.†	10,065	152,686
Herbalife, Ltd.†	38,274	574,875
Heron Therapeutics, Inc.#†	40,077	65,726

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Immuneering Corp., Class A†	7,850	$ 70,729
Ironwood Pharmaceuticals, Inc.†	53,657	472,182
Jounce Therapeutics, Inc. CVR#†(1)	15,509	465
KalVista Pharmaceuticals, Inc.†	9,532	103,422
Kura Oncology, Inc.†	25,226	250,494
Longboard Pharmaceuticals, Inc.†	6,030	34,914
Lyell Immunopharma, Inc.#†	67,170	160,536
Madrigal Pharmaceuticals, Inc.†	5,271	948,780
MannKind Corp.†	99,408	458,271
Marinus Pharmaceuticals, Inc.†	19,286	137,123
Mirum Pharmaceuticals, Inc.†	10,350	273,550
Morphic Holding, Inc.†	11,780	648,842
Nature's Sunshine Products, Inc.†	5,105	85,815
Nuvectis Pharma, Inc.†	2,652	37,950
Ocular Therapeutix, Inc.†	30,206	114,179
Optinose, Inc.†	28,222	33,584
Option Care Health, Inc.†	65,876	2,294,461
ORIC Pharmaceuticals, Inc.†	15,108	135,368
Outlook Therapeutics, Inc.#†	60,038	13,689
Owens & Minor, Inc.†	28,754	485,943
Pacira BioSciences, Inc.†	17,633	622,445
PetIQ, Inc.†	10,580	201,866
Phibro Animal Health Corp., Class A	7,917	110,442
PMV Pharmaceuticals, Inc.†	14,926	107,766
Prestige Consumer Healthcare, Inc.†	19,293	1,125,361
Protagonist Therapeutics, Inc.†	20,984	415,903
Reata Pharmaceuticals, Inc., Class A†	11,063	1,869,647
Reneo Pharmaceuticals, Inc.†	3,747	22,557
Revance Therapeutics, Inc.†	32,290	569,273
Rhythm Pharmaceuticals, Inc.†	19,886	517,235
Scpharmaceuticals, Inc.#†	11,178	85,847
Seres Therapeutics, Inc.#†	37,651	129,896
SIGA Technologies, Inc.#	17,835	81,863
Summit Therapeutics, Inc.#†	44,852	72,660
Supernus Pharmaceuticals, Inc.†	19,025	605,756
Taro Pharmaceutical Industries, Ltd.†	3,166	125,437
Trevi Therapeutics, Inc.†	16,113	35,610
USANA Health Sciences, Inc.†	4,401	282,940
Vanda Pharmaceuticals, Inc.†	21,865	113,479
Vaxcyte, Inc.†	35,585	1,847,573
Verrica Pharmaceuticals, Inc.#†	8,081	36,769
Voyager Therapeutics, Inc.†	12,293	123,176
Xeris Biopharma Holdings, Inc.#†	51,503	116,912
Y-mAbs Therapeutics, Inc.†	14,240	72,197
		27,489,937
Pipelines — 0.3%
Equitrans Midstream Corp.	169,197	1,624,291
Excelerate Energy, Inc., Class A	7,008	130,349
Golar LNG, Ltd.	39,241	867,226
Kinetik Holdings, Inc.#	6,651	233,517
NextDecade Corp.†	11,864	72,014
		2,927,397
Private Equity — 0.1%
Chicago Atlantic Real Estate Finance, Inc.	6,338	95,831
P10, Inc.	16,654	200,681
Patria Investments, Ltd.	21,056	303,627
		600,139
Real Estate — 0.7%
American Realty Investors, Inc.†	578	11,531
Angel Oak Mtg REIT, Inc.#	4,575	42,639
Security Description	Shares or Principal Amount	Value

Real Estate (continued)
Anywhere Real Estate, Inc.†	41,755	$ 273,913
Compass, Inc., Class A†	115,648	416,333
Cushman & Wakefield PLC†	64,329	591,184
Douglas Elliman, Inc.	31,385	78,776
eXp World Holdings, Inc.#	26,801	515,115
FRP Holdings, Inc.†	2,554	145,501
Kennedy-Wilson Holdings, Inc.	46,354	740,273
Legacy Housing Corp.†	3,839	87,030
Marcus & Millichap, Inc.	9,350	311,355
Maui Land & Pineapple Co., Inc.†	2,919	40,224
McGrath RentCorp	9,564	966,921
Newmark Group, Inc., Class A	52,120	369,531
Radius Global Infrastructure, Inc., Class A†	32,875	490,495
RE/MAX Holdings, Inc., Class A	6,767	109,625
Redfin Corp.#†	41,171	391,948
RMR Group, Inc., Class A	5,961	150,694
St. Joe Co.	13,339	823,550
Star Holdings†	5,016	68,318
Stratus Properties, Inc.	2,182	60,289
Transcontinental Realty Investors, Inc.†	731	25,095
		6,710,340
REITS — 6.2%
Acadia Realty Trust	36,197	538,973
AFC Gamma, Inc.#	6,345	84,135
Alexander & Baldwin, Inc.	28,091	505,919
Alexander's, Inc.	832	159,536
Alpine Income Property Trust, Inc.	5,043	87,698
American Assets Trust, Inc.	18,904	404,735
Apartment Investment & Management Co., Class A	57,445	437,156
Apollo Commercial Real Estate Finance, Inc.	54,992	600,513
Apple Hospitality REIT, Inc.	83,525	1,254,545
Arbor Realty Trust, Inc.	69,532	1,109,731
Ares Commercial Real Estate Corp.#	20,126	208,304
Armada Hoffler Properties, Inc.	26,092	297,188
ARMOUR Residential REIT, Inc.	75,978	373,052
Blackstone Mtg. Trust, Inc., Class A#	66,748	1,469,791
Braemar Hotels & Resorts, Inc.	25,395	69,074
Brandywine Realty Trust	65,912	329,560
BrightSpire Capital, Inc.	49,895	347,269
Broadstone Net Lease, Inc.	72,821	1,177,516
BRT Apartments Corp.	4,618	86,126
CareTrust REIT, Inc.	38,796	781,739
CBL & Associates Properties, Inc.#	10,420	222,884
Centerspace	5,854	378,988
Chatham Lodging Trust	18,668	182,573
Chimera Investment Corp.	90,179	545,583
City Office REIT, Inc.	15,102	76,114
Claros Mtg. Trust, Inc.	35,152	400,381
Clipper Realty, Inc.	4,959	30,498
Community Healthcare Trust, Inc.	9,886	328,116
Corporate Office Properties Trust	43,681	1,130,464
CTO Realty Growth, Inc.#	8,508	149,911
DiamondRock Hospitality Co.	81,451	656,495
Diversified Healthcare Trust	92,531	251,222
Douglas Emmett, Inc.	65,865	900,375
Dynex Capital, Inc.	20,918	271,097
Easterly Government Properties, Inc.	35,868	479,555
Ellington Financial, Inc.#	25,294	338,181
Elme Communities	34,043	523,581
Empire State Realty Trust, Inc., Class A	51,160	446,627
Equity Commonwealth	40,648	773,531
Essential Properties Realty Trust, Inc.	57,640	1,384,513

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
Farmland Partners, Inc.#	19,581	$ 217,349
Four Corners Property Trust, Inc.	33,570	844,621
Franklin BSP Realty Trust, Inc.	32,198	455,280
Getty Realty Corp.	17,362	521,207
Gladstone Commercial Corp.	15,576	204,824
Gladstone Land Corp.#	12,980	204,175
Global Medical REIT, Inc.	23,619	228,632
Global Net Lease, Inc.	40,493	459,596
Granite Point Mtg. Trust, Inc.	19,786	105,657
Hersha Hospitality Trust, Class A	12,112	118,940
Hudson Pacific Properties, Inc.	53,494	364,294
Independence Realty Trust, Inc.	87,403	1,470,992
Innovative Industrial Properties, Inc.	10,817	944,108
InvenTrust Properties Corp.	26,334	629,646
Invesco Mtg. Capital, Inc.#	16,247	182,779
JBG SMITH Properties	43,310	679,101
Kite Realty Group Trust	84,339	1,903,531
KKR Real Estate Finance Trust, Inc.	22,812	285,378
Ladder Capital Corp.	43,866	480,771
LTC Properties, Inc.	15,884	521,948
LXP Industrial Trust	112,240	1,102,197
Macerich Co.	83,716	978,640
MFA Financial, Inc.	39,622	434,257
National Health Investors, Inc.	16,171	826,823
Necessity Retail REIT, Inc.	52,082	390,615
NETSTREIT Corp.	23,733	401,800
New York Mtg. Trust, Inc.	35,245	335,532
NexPoint Diversified Real Estate Trust	11,880	112,385
Nexpoint Real Estate Finance, Inc.	3,123	53,372
NexPoint Residential Trust, Inc.	8,741	328,225
Office Properties Income Trust	18,642	137,951
One Liberty Properties, Inc.	6,292	123,638
Orchid Island Capital, Inc.#	15,241	146,161
Orion Office REIT, Inc.	22,134	129,041
Outfront Media, Inc.	57,159	648,755
Paramount Group, Inc.	71,654	368,302
Peakstone Realty Trust#	10,771	211,650
Pebblebrook Hotel Trust#	47,054	680,871
PennyMac Mtg. Investment Trust	34,226	458,971
Phillips Edison & Co., Inc.	45,700	1,547,402
Physicians Realty Trust	92,195	1,282,432
Piedmont Office Realty Trust, Inc., Class A	47,832	328,606
Plymouth Industrial REIT, Inc.	16,631	381,016
Postal Realty Trust, Inc., Class A#	7,256	104,704
PotlatchDeltic Corp.	30,649	1,448,472
Ready Capital Corp.	62,039	677,466
Redwood Trust, Inc.	44,115	353,361
Retail Opportunity Investments Corp.	47,680	641,773
RLJ Lodging Trust	61,606	615,444
RPT Realty	33,284	377,441
Ryman Hospitality Properties, Inc.	22,379	1,902,886
Sabra Health Care REIT, Inc.	89,666	1,123,515
Safehold, Inc.	11,534	245,444
Saul Centers, Inc.	4,513	169,508
Service Properties Trust	63,874	527,599
SITE Centers Corp.	73,833	985,671
SL Green Realty Corp.#	25,511	1,001,562
Summit Hotel Properties, Inc.	40,589	235,822
Sunstone Hotel Investors, Inc.	80,698	724,668
Tanger Factory Outlet Centers, Inc.	39,582	920,281
Terreno Realty Corp.	31,674	1,928,630
TPG RE Finance Trust, Inc.	26,751	201,168
Security Description	Shares or Principal Amount	Value

REITS (continued)
Two Harbors Investment Corp.	37,666	$ 518,661
UMH Properties, Inc.	21,308	318,555
Uniti Group, Inc.	92,269	495,485
Universal Health Realty Income Trust	4,983	232,357
Urban Edge Properties	44,505	728,102
Veris Residential, Inc.†	30,643	570,266
Whitestone REIT	18,838	188,380
Xenia Hotels & Resorts, Inc.	43,223	510,031
		59,771,972
Retail — 3.8%
Abercrombie & Fitch Co., Class A†	18,908	1,016,305
Academy Sports & Outdoors, Inc.	28,923	1,578,328
American Eagle Outfitters, Inc.	70,776	1,200,361
America's Car-Mart, Inc.†	2,267	252,340
Arko Corp.	31,903	240,230
Asbury Automotive Group, Inc.†	8,395	1,930,850
Beacon Roofing Supply, Inc.†	20,898	1,668,705
Big 5 Sporting Goods Corp.	8,324	66,009
Big Lots, Inc.	11,020	68,324
Biglari Holdings, Inc., Class B†	281	52,266
BJ's Restaurants, Inc.†	8,812	259,161
Bloomin' Brands, Inc.	33,947	952,553
BlueLinx Holdings, Inc.†	3,387	302,324
Boot Barn Holdings, Inc.†	11,524	1,057,327
Brinker International, Inc.†	16,989	556,050
Buckle, Inc.	11,829	432,232
Build-A-Bear Workshop, Inc.	5,144	135,647
Caleres, Inc.	13,439	385,296
Carrols Restaurant Group, Inc.†	14,225	99,290
Carvana Co.†	37,160	1,871,006
Cato Corp., Class A	6,737	52,212
Cheesecake Factory, Inc.	18,789	598,430
Chico's FAS, Inc.†	47,202	242,146
Children's Place, Inc.†	4,618	122,423
Chuy's Holdings, Inc.†	6,993	266,433
Clean Energy Fuels Corp.†	65,683	279,810
Cracker Barrel Old Country Store, Inc.#	8,546	704,447
Dave & Buster's Entertainment, Inc.†	16,794	659,500
Denny's Corp.†	21,143	201,493
Designer Brands, Inc., Class A	19,115	200,899
Destination XL Group, Inc.†	22,564	102,892
Dillard's, Inc., Class A	1,402	483,858
Dine Brands Global, Inc.	6,057	331,802
Duluth Holdings, Inc., Class B†	5,236	33,275
El Pollo Loco Holdings, Inc.	11,081	105,380
Envela Corp.†	2,937	14,979
EVgo, Inc.#†	27,762	111,603
Fiesta Restaurant Group, Inc.†	6,852	57,625
First Watch Restaurant Group, Inc.†	5,851	111,871
FirstCash Holdings, Inc.	14,593	1,303,447
Foot Locker, Inc.	31,806	624,034
Genesco, Inc.†	4,674	160,225
GMS, Inc.†	16,100	1,116,374
Group 1 Automotive, Inc.	5,395	1,426,546
GrowGeneration Corp.#†	22,778	74,029
Guess?, Inc.	11,146	268,173
Haverty Furniture Cos., Inc.	5,666	177,346
Hibbett, Inc.	4,870	225,530
J. Jill, Inc.†	1,761	44,219
Jack in the Box, Inc.	8,043	646,416
Kura Sushi USA, Inc., Class A#†	2,259	197,369
La-Z-Boy, Inc.	16,815	518,743

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Lazydays Holdings, Inc.#†	4,902	$ 57,746
Leslie's, Inc.†	68,788	430,613
MarineMax, Inc.†	8,277	275,376
Movado Group, Inc.	5,934	162,295
National Vision Holdings, Inc.†	30,079	550,746
Noodles & Co.†	15,540	43,201
Nu Skin Enterprises, Inc., Class A	19,306	461,220
ODP Corp.†	13,273	654,624
ONE Group Hospitality, Inc.#†	8,500	58,225
OneWater Marine, Inc., Class A#†	4,468	116,659
Papa John's International, Inc.	13,523	1,023,691
Patrick Industries, Inc.	8,270	691,703
PC Connection, Inc.	4,433	235,481
PetMed Express, Inc.	7,954	89,642
Portillo's, Inc., Class A†	16,448	301,656
Potbelly Corp.†	10,103	80,723
PriceSmart, Inc.	10,018	796,231
Qurate Retail, Inc.†	515	3,198
Red Robin Gourmet Burgers, Inc.†	6,144	63,713
Sally Beauty Holdings, Inc.†	41,564	422,290
Shake Shack, Inc., Class A†	14,628	1,023,960
Shoe Carnival, Inc.	6,495	150,229
Signet Jewelers, Ltd.	17,264	1,294,800
Sonic Automotive, Inc., Class A	6,077	324,026
Sportsman's Warehouse Holdings, Inc.†	14,657	70,500
Sweetgreen, Inc., Class A†	37,412	537,236
Tile Shop Holdings, Inc.†	11,153	66,026
Tilly's, Inc., Class A†	8,669	77,934
Vera Bradley, Inc.†	10,154	72,804
Warby Parker, Inc., Class A†	32,820	394,168
Winmark Corp.	1,106	420,866
Zumiez, Inc.†	6,167	117,111
		36,656,826
Savings & Loans — 0.8%
Axos Financial, Inc.†	22,023	948,971
Banc of California, Inc.	21,134	264,809
Berkshire Hills Bancorp, Inc.	17,072	356,805
Brookline Bancorp, Inc.	33,815	323,610
Capitol Federal Financial, Inc.	49,448	280,370
Essa Bancorp, Inc.	3,363	53,505
Flushing Financial Corp.	10,920	154,190
FS Bancorp, Inc.	2,566	76,082
Greene County Bancorp, Inc.	2,708	78,018
Hingham Institution for Savings#	576	114,733
Home Bancorp, Inc.	2,806	91,644
HomeTrust Bancshares, Inc.	6,021	137,580
Northfield Bancorp, Inc.	16,057	169,241
Northwest Bancshares, Inc.	49,359	542,949
OceanFirst Financial Corp.	22,563	380,638
Pacific Premier Bancorp, Inc.	36,755	846,100
Provident Financial Services, Inc.	28,440	468,691
Southern Missouri Bancorp, Inc.	3,321	140,478
Timberland Bancorp, Inc.	2,922	82,868
Washington Federal, Inc.	25,377	689,747
WaterStone Financial, Inc.	7,140	88,607
WSFS Financial Corp.	23,719	932,157
		7,221,793
Semiconductors — 2.9%
ACM Research, Inc., Class A†	18,629	327,125
Aehr Test Systems#†	10,015	510,865
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
Alpha & Omega Semiconductor, Ltd.†	8,979	$ 283,287
Ambarella, Inc.†	14,143	878,987
Amkor Technology, Inc.	39,685	1,109,593
Atomera, Inc.#†	8,204	52,177
Axcelis Technologies, Inc.†	12,625	2,425,894
CEVA, Inc.†	9,000	208,980
Cohu, Inc.†	18,083	676,123
Diodes, Inc.†	17,493	1,431,802
FormFactor, Inc.†	29,885	1,055,538
Impinj, Inc.†	8,903	592,673
inTEST Corp.†	4,155	72,796
Kulicke & Soffa Industries, Inc.	21,497	1,112,040
MACOM Technology Solutions Holdings, Inc.†	21,059	1,780,749
MaxLinear, Inc.†	28,886	678,821
Navitas Semiconductor Corp.†	39,515	348,917
Onto Innovation, Inc.†	18,971	2,636,590
Photronics, Inc.†	23,646	561,829
Power Integrations, Inc.	22,004	1,848,776
Rambus, Inc.†	42,237	2,385,123
Richardson Electronics, Ltd.	4,633	58,329
Semtech Corp.†	24,764	647,579
Silicon Laboratories, Inc.†	12,301	1,658,913
SiTime Corp.†	6,653	882,787
SkyWater Technology, Inc.†	6,813	45,647
SMART Global Holdings, Inc.†	18,714	483,383
Synaptics, Inc.†	15,288	1,338,312
Ultra Clean Holdings, Inc.†	17,226	605,666
Veeco Instruments, Inc.†	19,693	574,839
Vishay Precision Group, Inc.†	4,797	172,788
		27,446,928
Software — 5.6%
8x8, Inc.#†	43,829	142,444
ACI Worldwide, Inc.†	42,016	1,020,148
ACV Auctions, Inc., Class A†	49,212	827,254
Adeia, Inc.	41,437	416,856
Agilysys, Inc.†	7,762	547,570
Alignment Healthcare, Inc.†	32,943	192,387
Alkami Technology, Inc.†	15,298	266,491
Altair Engineering, Inc., Class A†	20,807	1,383,249
American Software, Inc., Class A	12,361	142,522
Amplitude, Inc., Class A†	26,217	306,215
Apollo Medical Holdings, Inc.†	16,585	627,908
Appfolio, Inc., Class A†	7,438	1,433,823
Appian Corp., Class A†	15,890	773,843
Asana, Inc., Class A†	30,774	661,333
Asure Software, Inc.†	7,326	91,868
AvePoint, Inc.#†	59,369	412,021
Avid Technology, Inc.†	13,175	351,246
AvidXchange Holdings, Inc.†	57,851	594,708
Bandwidth, Inc., Class A†	9,073	130,379
BigBear.ai Holdings, Inc.#†	10,394	17,046
BigCommerce Holdings, Inc., Series 1†	26,021	275,823
Blackbaud, Inc.†	16,869	1,283,900
BlackLine, Inc.†	21,832	1,311,230
Box, Inc., Class A†	54,604	1,445,914
Braze, Inc.†	13,366	618,311
Brightcove, Inc.†	16,712	64,341
C3.ai, Inc., Class A#†	22,715	704,619
Cardlytics, Inc.#†	13,077	217,863
Cerence, Inc.†	15,616	407,578
Clear Secure, Inc., Class A	32,283	701,832
Climb Global Solutions, Inc.	1,609	69,203

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
CommVault Systems, Inc.†	17,293	$ 1,181,285
Computer Programs & Systems, Inc.†	5,531	89,989
Consensus Cloud Solutions, Inc.†	7,683	245,318
CoreCard Corp.†	2,803	59,536
CS Disco, Inc.†	8,747	83,097
CSG Systems International, Inc.	12,076	655,848
CXApp, Inc.†	755	2,997
Daily Journal Corp.†	521	153,591
Definitive Healthcare Corp.†	17,472	164,237
Digi International, Inc.†	13,610	454,302
Digimarc Corp.#†	5,503	180,168
Digital Turbine, Inc.†	36,661	326,650
DigitalOcean Holdings, Inc.#†	24,555	664,213
Domo, Inc., Class B†	11,863	126,460
Donnelley Financial Solutions, Inc.†	9,581	472,056
Duolingo, Inc.†	11,113	1,635,389
E2open Parent Holdings, Inc.†	77,243	373,084
Ebix, Inc.	10,227	170,791
eGain Corp.†	8,276	55,118
Enfusion, Inc., Class A†	9,887	84,435
EngageSmart, Inc.†	18,817	333,249
Envestnet, Inc.†	19,405	1,060,095
Everbridge, Inc.†	15,755	390,882
EverCommerce, Inc.†	9,038	95,532
Evolent Health, Inc., Class A†	42,643	1,087,823
Expensify, Inc.†	21,380	91,720
Fastly, Inc., Class A†	45,919	1,092,413
Freshworks, Inc.†	62,750	1,372,343
Health Catalyst, Inc.†	21,607	252,586
HireRight Holdings Corp.†	5,806	60,789
IBEX Holdings, Ltd.†	4,234	82,817
Immersion Corporation	12,119	85,075
Innodata, Inc.†	9,765	126,945
Inspired Entertainment, Inc.†	8,401	110,725
Instructure Holdings, Inc.†	7,551	195,646
Intapp, Inc.†	6,054	221,637
IonQ, Inc.†	62,251	1,070,095
Jamf Holding Corp.†	27,054	456,130
Kaltura, Inc.†	32,132	60,729
LivePerson, Inc.†	24,578	103,228
LiveVox Holdings, Inc.#†	8,634	27,801
Matterport, Inc.†	97,124	260,292
MeridianLink, Inc.†	10,168	180,075
MicroStrategy, Inc., Class A†	4,280	1,530,228
Model N, Inc.†	14,453	390,231
N-able, Inc.†	27,086	362,140
NextGen Healthcare, Inc.†	20,961	381,700
Olo, Inc., Class A†	40,048	258,310
ON24, Inc.	12,653	86,800
Outbrain, Inc.†	15,889	90,726
Outset Medical, Inc.#†	19,130	260,359
PagerDuty, Inc.†	33,033	850,930
PDF Solutions, Inc.†	11,861	431,029
Phreesia, Inc.†	19,773	562,937
Planet Labs PBC#†	73,881	240,113
Playstudios, Inc.†	33,122	117,914
PowerSchool Holdings, Inc., Class A†	21,706	480,137
Privia Health Group, Inc.†	26,191	687,514
Progress Software Corp.	16,857	1,025,580
PROS Holdings, Inc.†	17,311	620,772
PubMatic, Inc., Class A†	16,744	232,742
Rackspace Technology, Inc.†	30,509	76,273
Security Description	Shares or Principal Amount	Value

Software (continued)
Red Violet, Inc.#†	4,313	$ 88,675
Sapiens International Corp. NV	11,900	355,691
Schrodinger, Inc.#†	21,094	778,158
SEMrush Holdings, Inc.†	12,131	114,638
Sharecare, Inc.†	119,367	113,112
Simulations Plus, Inc.	6,139	273,124
Skillsoft Corp.#†	30,997	40,606
SolarWinds Corp.†	19,724	210,061
SoundHound AI, Inc.#†	54,192	136,564
Sprout Social, Inc., Class A†	18,502	990,597
SPS Commerce, Inc.†	14,216	2,646,024
Veradigm, Inc.†	41,777	558,976
Verint Systems, Inc.†	24,497	793,458
Veritone, Inc.#†	10,140	31,130
Verra Mobility Corp.†	54,070	961,905
Viant Technology, Inc., Class A†	5,575	34,955
Vimeo, Inc.†	58,944	234,597
Weave Communications, Inc.†	12,706	129,728
Workiva, Inc.†	18,942	2,118,663
Yext, Inc.†	41,445	363,058
Zeta Global Holdings Corp., Class A†	51,970	422,516
Zuora, Inc., Class A†	47,905	436,415
		53,956,202
Telecommunications — 1.3%
A10 Networks, Inc.	27,353	407,286
ADTRAN Holdings, Inc.	30,214	258,330
Anterix, Inc.†	7,118	235,535
AST SpaceMobile, Inc.#†	23,455	91,944
ATN International, Inc.	4,261	152,842
Aviat Networks, Inc.†	4,288	151,109
BlackSky Technology, Inc.#†	45,759	62,232
Calix, Inc.†	22,841	1,062,335
Cambium Networks Corp.†	4,700	43,287
Clearfield, Inc.#†	5,067	178,105
CommScope Holding Co., Inc.†	80,258	268,062
Consolidated Communications Holdings, Inc.†	28,733	113,495
Credo Technology Group Holding, Ltd.†	37,786	621,958
DigitalBridge Group, Inc.	62,667	1,091,659
DZS, Inc.#†	8,432	19,562
EchoStar Corp., Class A†	13,031	226,479
Extreme Networks, Inc.†	48,873	1,341,564
Globalstar, Inc.#†	267,302	384,915
Gogo, Inc.†	25,674	291,400
Harmonic, Inc.†	42,647	455,470
IDT Corp., Class B†	6,028	140,935
Infinera Corp.#†	77,239	361,478
InterDigital, Inc.	10,494	909,935
KVH Industries, Inc.†	7,262	38,489
Lumen Technologies, Inc.	390,338	620,637
Luna Innovations, Inc.†	12,435	85,677
NETGEAR, Inc.†	11,064	145,823
Ooma, Inc.†	9,234	130,107
Preformed Line Products Co.	962	163,049
Ribbon Communications, Inc.†	34,000	100,640
Shenandoah Telecommunications Co.	18,814	427,830
Spok Holdings, Inc.	6,881	97,985
Telephone & Data Systems, Inc.	38,324	823,583
Terran Orbital Corp.†	32,985	40,242
Viavi Solutions, Inc.†	86,587	904,834
		12,448,813

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Textiles — 0.1%
UniFirst Corp.	5,812	$ 1,023,668
Therapeutics — 0.0%
Tobira Therapeutics, Inc. CVR†(1)	4,989	0
Toys/Games/Hobbies — 0.0%
Funko, Inc., Class A†	13,465	93,851
JAKKS Pacific, Inc.†	2,797	55,045
		148,896
Transportation — 1.4%
Air Transport Services Group, Inc.†	21,823	470,504
ArcBest Corp.	9,345	986,738
Ardmore Shipping Corp.	15,903	197,833
Costamare, Inc.	18,760	193,416
Covenant Logistics Group, Inc.	3,295	162,015
CryoPort, Inc.#†	16,594	233,975
Daseke, Inc.†	15,676	83,083
DHT Holdings, Inc.	53,122	491,378
Dorian LPG, Ltd.	12,408	320,126
Eagle Bulk Shipping, Inc.#	5,283	231,184
FLEX LNG, Ltd.	11,537	349,340
Forward Air Corp.	10,130	717,407
Genco Shipping & Trading, Ltd.	16,298	222,794
Golden Ocean Group, Ltd.	47,670	348,468
Heartland Express, Inc.	18,145	273,808
Himalaya Shipping, Ltd.†	10,600	52,576
Hub Group, Inc., Class A†	12,715	992,279
International Seaways, Inc.	15,734	676,090
Marten Transport, Ltd.	22,497	472,437
Matson, Inc.	13,802	1,212,920
Nordic American Tankers, Ltd.	79,482	310,775
Overseas Shipholding Group A†	22,343	98,309
P.A.M. Transportation Services, Inc.†	2,394	55,206
Pangaea Logistics Solutions	14,101	79,530
Radiant Logistics, Inc.†	14,298	96,511
RXO, Inc.†	45,013	813,835
Safe Bulkers, Inc.#	27,346	87,781
Scorpio Tankers, Inc.	20,408	1,030,808
SFL Corp., Ltd.	44,592	503,890
Teekay Corp.†	25,815	165,474
Teekay Tankers, Ltd., Class A	9,261	376,737
Universal Logistics Holdings, Inc.	2,626	71,217
Werner Enterprises, Inc.	24,526	1,020,527
World Kinect Corp.	23,890	523,191
		13,922,162
Trucking & Leasing — 0.2%
GATX Corp.	13,755	1,625,016
Greenbrier Cos., Inc.	12,222	520,168
Willis Lease Finance Corp.†	1,097	46,765
		2,191,949
Water — 0.4%
American States Water Co.	14,354	1,208,750
Artesian Resources Corp., Class A	3,253	150,158
Cadiz, Inc.†	15,698	62,949
California Water Service Group	21,724	1,091,631
Consolidated Water Co., Ltd.	5,823	155,125
Global Water Resources, Inc.	4,396	49,015
Middlesex Water Co.	6,788	510,865
Security Description	Shares or Principal Amount	Value

Water (continued)
SJW Group	12,006	$ 789,515
York Water Co.	5,517	224,763
		4,242,771
Total Common Stocks (cost $819,085,204)		925,252,667
WARRANTS — 0.0%
Oil & Gas — 0.0%
Chord Energy Corp. Expires 09/01/2024†	2,303	59,463
Chord Energy Corp. Expires 09/01/2025†	1,151	19,855
Nabors Industries, Ltd. Expires 06/11/2026†	1,334	15,208
Total Warrants (cost $0)		94,526
Total Long-Term Investment Securities (cost $819,085,204)		925,347,193
SHORT-TERM INVESTMENTS — 2.9%
Unaffiliated Investment Companies — 2.4%
State Street Navigator Securities Lending Government Money Market Portfolio 5.34%(2)(3)	23,338,427	23,338,427
U.S. Government — 0.5%
United States Treasury Bills
3.96%, 10/05/2023(4)	$ 100,000	99,501
4.45%, 11/30/2023(4)	250,000	246,680
5.25%, 10/19/2023(4)	2,200,000	2,184,464
5.28%, 11/09/2023(4)	2,500,000	2,474,670
		5,005,315
Total Short-Term Investments (cost $28,344,606)		28,343,742
REPURCHASE AGREEMENTS — 3.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 08/31/2023, to be repurchased 09/01/2023 in the amount of $29,320,224 and collateralized by $29,323,800 of United States Treasury Notes, bearing interest at 4.63% due 03/15/2026 and having an approximate value of $29,905,395 (cost $29,318,921)	29,318,921	29,318,921
TOTAL INVESTMENTS (cost $876,748,731)	102.3%	983,009,856
Other assets less liabilities	(2.3)	(22,424,361)
NET ASSETS	100.0%	$960,585,495
#	The security or a portion thereof is out on loan.
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).

VALIC Company I Small Cap Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

(2)	The rate shown is the 7-day yield as of August 31, 2023.
(3)	At August 31, 2023, the Fund had loaned securities with a total value of $36,736,198. This was secured by collateral of $23,338,427, which was received in cash and subsequently invested in short-term investments currently valued at $23,338,427 as reported in the Portfolio of Investments. Additional collateral of $15,276,761 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2023
Government National Mtg. Assoc.	1.75%	11/20/2051	$1,585
United States Treasury Bills	0.00%	09/19/2023 to 01/25/2024	776,421
United States Treasury Notes/Bonds	0.13% to 6.62%	10/15/2023 to 05/15/2053	14,498,755
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
CVR—Contingent Value Rights
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
372	Long	E-Mini Russell 2000 Index	September 2023	$35,235,334	$35,369,760	$134,426
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$60,929,381	$—	$10,861	$60,940,242
Oil & Gas	44,670,851	—	0	44,670,851
Pharmaceuticals	27,489,472	—	465	27,489,937
Therapeutics	—	—	0	0
Other Industries	792,151,637	—	—	792,151,637
Warrants	94,526	—	—	94,526
Short-Term Investments:
U.S. Government	—	5,005,315	—	5,005,315
Other Short-Term Investments	23,338,427	—	—	23,338,427
Repurchase Agreements	—	29,318,921	—	29,318,921
Total Investments at Value	$948,674,294	$34,324,236	$11,326	$983,009,856
Other Financial Instruments:†
Futures Contracts	$134,426	$—	$—	$134,426
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I Small Cap Special Values Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 95.9%
Apparel — 0.9%
Delta Apparel, Inc.†	25,888	$ 197,267
Levi Strauss & Co., Class A	37,340	514,172
Steven Madden, Ltd.	35,715	1,232,167
		1,943,606
Auto Parts & Equipment — 1.7%
Douglas Dynamics, Inc.	76,668	2,320,740
Holley, Inc.#†	229,018	1,305,403
		3,626,143
Banks — 6.8%
Associated Banc-Corp	87,437	1,515,283
CVB Financial Corp.	21,467	374,814
First Hawaiian, Inc.	44,239	836,560
Hancock Whitney Corp.	63,200	2,607,000
Renasant Corp.	47,635	1,326,635
SouthState Corp.	36,744	2,656,591
UMB Financial Corp.	56,496	3,571,112
Webster Financial Corp.	25,596	1,085,526
		13,973,521
Beverages — 0.9%
Primo Water Corp.	119,071	1,817,023
Building Materials — 6.9%
Eagle Materials, Inc.	31,962	6,051,046
Griffon Corp.	46,647	1,953,110
Knife River Corp.†	7,175	369,225
MDU Resources Group, Inc.	41,330	841,479
Simpson Manufacturing Co., Inc.	13,056	2,085,827
UFP Industries, Inc.	27,520	2,871,712
		14,172,399
Chemicals — 10.0%
Avient Corp.	128,617	5,158,828
Ecovyst, Inc.†	170,279	1,743,657
Element Solutions, Inc.	21,666	446,753
Innospec, Inc.	64,833	6,964,361
Mativ Holdings, Inc.	125,231	2,053,788
Minerals Technologies, Inc.	13,470	823,017
NewMarket Corp.	7,556	3,548,600
		20,739,004
Commercial Services — 5.9%
AMN Healthcare Services, Inc.†	4,808	424,931
API Group Corp.†	105,407	2,967,207
CBIZ, Inc.†	30,085	1,688,069
Custom Truck One Source, Inc.†	183,198	1,229,259
Ennis, Inc.	53,493	1,139,401
Euronet Worldwide, Inc.†	10,353	904,438
Korn Ferry	43,769	2,231,344
Matthews International Corp., Class A	9,142	385,610
Viad Corp.†	43,950	1,247,740
		12,217,999
Computers — 2.7%
Diebold Nixdorf, Inc.†	17,767	316,430
Kyndryl Holdings, Inc.†	116,445	1,965,591
Maximus, Inc.	21,878	1,768,180
Parsons Corp.†	26,634	1,518,671
		5,568,872
Distribution/Wholesale — 0.2%
Core & Main, Inc., Class A†	10,083	331,126
Security Description	Shares or Principal Amount	Value

Diversified Financial Services — 1.0%
Air Lease Corp.	35,807	$ 1,459,493
B. Riley Financial, Inc.	7,979	408,565
GlassBridge Enterprises, Inc.#†	292	6
Westwood Holdings Group, Inc.	26,724	272,585
		2,140,649
Electric — 0.0%
IDACORP, Inc.	865	82,902
Electrical Components & Equipment — 2.1%
Belden, Inc.	46,800	4,394,520
Electronics — 1.2%
Atkore, Inc.†	13,363	2,057,501
Atmus Filtration Technologies, Inc.†	14,410	332,151
		2,389,652
Food — 4.7%
J&J Snack Foods Corp.	39,661	6,430,238
Nomad Foods, Ltd.†	144,625	2,652,422
Tootsie Roll Industries, Inc.	20,473	658,207
		9,740,867
Hand/Machine Tools — 2.9%
Franklin Electric Co., Inc.	61,027	5,901,921
Healthcare-Products — 2.8%
Azenta, Inc.†	32,147	1,814,055
Enovis Corp.†	19,894	1,114,860
Patterson Cos., Inc.	48,282	1,450,391
Varex Imaging Corp.†	70,552	1,387,758
		5,767,064
Household Products/Wares — 7.3%
ACCO Brands Corp.	159,364	849,410
Central Garden & Pet Co.†	36,118	1,594,249
Central Garden & Pet Co., Class A†	51,269	2,091,775
Helen of Troy, Ltd.†	21,009	2,582,426
Quanex Building Products Corp.	107,177	2,891,635
Spectrum Brands Holdings, Inc.	61,676	5,129,593
		15,139,088
Insurance — 5.6%
Enstar Group, Ltd.†	12,403	3,141,556
Hanover Insurance Group, Inc.	23,895	2,550,075
Jackson Financial, Inc., Class A	34,449	1,295,282
National Western Life Group, Inc., Class A	2,506	1,139,077
ProAssurance Corp.	46,034	813,881
Stewart Information Services Corp.	55,046	2,549,731
		11,489,602
Internet — 0.5%
Perficient, Inc.†	3,511	223,967
Ziff Davis, Inc.†	12,907	860,251
		1,084,218
Investment Companies — 1.1%
MidCap Financial Investment Corp.#	73,110	990,641
New Mountain Finance Corp.#	95,885	1,224,451
		2,215,092
Machinery-Construction & Mining — 0.1%
Babcock & Wilcox Enterprises, Inc.†	27,553	144,653
Machinery-Diversified — 4.3%
Alamo Group, Inc.	8,545	1,466,749
Columbus McKinnon Corp.	30,870	1,162,873

VALIC Company I Small Cap Special Values Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery-Diversified (continued)
CSW Industrials, Inc.	21,177	$ 3,804,025
Kadant, Inc.	11,031	2,423,952
		8,857,599
Media — 0.4%
DallasNews Corp.	18,100	77,468
Thryv Holdings, Inc.†	34,305	699,479
		776,947
Metal Fabricate/Hardware — 5.0%
Hillman Solutions Corp.†	248,062	2,244,961
Janus International Group, Inc.†	103,900	1,189,655
Mayville Engineering Co., Inc.#†	63,305	743,201
Mueller Industries, Inc.	80,578	6,217,398
		10,395,215
Miscellaneous Manufacturing — 1.0%
Hillenbrand, Inc.	17,414	843,534
Myers Industries, Inc.	69,107	1,299,903
		2,143,437
Oil & Gas — 6.7%
Berry Corp.	88,143	755,385
Callon Petroleum Co.†	17,942	703,865
Chord Energy Corp.	13,261	2,141,651
Enerplus Corp.#	27,012	462,175
Magnolia Oil & Gas Corp., Class A	88,941	2,027,855
Northern Oil and Gas, Inc.	40,814	1,707,250
Patterson-UTI Energy, Inc.	190,270	2,690,418
SM Energy Co.	16,571	701,119
Southwestern Energy Co.†	389,218	2,638,898
		13,828,616
Oil & Gas Services — 0.7%
Forum Energy Technologies, Inc.†	10,077	238,623
Liberty Energy, Inc.	75,880	1,210,286
		1,448,909
Packaging & Containers — 2.4%
Silgan Holdings, Inc.	59,901	2,703,332
TriMas Corp.	85,868	2,249,742
		4,953,074
Pharmaceuticals — 1.5%
Perrigo Co. PLC	18,633	652,155
Premier, Inc., Class A	36,234	780,118
Prestige Consumer Healthcare, Inc.†	27,275	1,590,951
		3,023,224
REITS — 3.8%
AGNC Investment Corp.#	200,565	1,987,599
Agree Realty Corp.	8,230	508,779
Apollo Commercial Real Estate Finance, Inc.	77,242	843,483
Elme Communities	67,812	1,042,948
Security Description	Shares or Principal Amount	Value

REITS (continued)
New York Mtg. Trust, Inc.	121,833	$ 1,159,850
Two Harbors Investment Corp.	164,722	2,268,222
		7,810,881
Retail — 2.5%
Academy Sports & Outdoors, Inc.	4,854	264,883
Denny's Corp.†	179,116	1,706,975
Dine Brands Global, Inc.	37,724	2,066,521
Jack in the Box, Inc.	13,950	1,121,161
		5,159,540
Semiconductors — 0.2%
Diodes, Inc.†	4,309	352,692
Software — 1.1%
Concentrix Corp.	11,350	906,070
E2open Parent Holdings, Inc.†	158,889	767,434
Everbridge, Inc.†	14,392	357,066
Synchronoss Technologies, Inc.†	185,801	185,801
		2,216,371
Special Purpose Acquisition Company — 0.0%
Pershing Square Tontine Holdings, Ltd.†(1)	60,410	0
Transportation — 1.0%
Nordic American Tankers, Ltd.	129,746	507,307
Werner Enterprises, Inc.	38,052	1,583,343
		2,090,650
Total Long-Term Investment Securities (cost $177,173,507)		197,937,076
SHORT-TERM INVESTMENTS — 5.0%
Unaffiliated Investment Companies — 5.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.28%(2)	8,410,842	8,410,843
State Street Navigator Securities Lending Government Money Market Portfolio 5.34%(2)(3)	1,788,803	1,788,803
Total Short-Term Investments (cost $10,199,646)		10,199,646
TOTAL INVESTMENTS (cost $187,373,153)	100.9%	208,136,722
Other assets less liabilities	(0.9)	(1,798,235)
NET ASSETS	100.0%	$206,338,487
†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Securities classified as Level 3 (see Note 1).
(2)	The rate shown is the 7-day yield as of August 31, 2023.
(3)	At August 31, 2023, the Fund had loaned securities with a total value of $1,742,268. This was secured by collateral of $1,788,803, which was received in cash and subsequently invested in short-term investments currently valued at $1,788,803 as reported in the Portfolio of Investments.

VALIC Company I Small Cap Special Values Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Special Purpose Acquisition Company	$—	$—	$0	$0
Other Industries	197,937,076	—	—	197,937,076
Short-Term Investments	10,199,646	—	—	10,199,646
Total Investments at Value	$208,136,722	$—	$0	$208,136,722
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.0%
Aerospace/Defense — 0.1%
Archer Aviation, Inc., Class A†	54,388	$ 379,084
Agriculture — 0.6%
Andersons, Inc.	21,686	1,113,793
Darling Ingredients, Inc.†	15,526	958,886
		2,072,679
Airlines — 0.8%
Hawaiian Holdings, Inc.†	84,791	727,507
SkyWest, Inc.†	43,418	1,958,152
		2,685,659
Auto Parts & Equipment — 0.7%
Adient PLC†	51,807	2,029,280
Dana, Inc.	27,563	444,040
		2,473,320
Banks — 13.1%
Ameris Bancorp	42,915	1,748,786
Bancorp, Inc.†	12,351	453,405
Bank of N.T. Butterfield & Son, Ltd.	56,963	1,658,763
Banner Corp.	21,828	950,609
Business First Bancshares, Inc.	19,804	404,992
Byline Bancorp, Inc.	49,705	1,052,752
Capital City Bank Group, Inc.	25,485	777,547
Capstar Financial Holdings, Inc.	11,246	146,873
Central Pacific Financial Corp.	19,016	322,702
Columbia Banking System, Inc.	16,091	329,544
Community Trust Bancorp, Inc.	5,970	211,935
ConnectOne Bancorp, Inc.	100,504	1,921,637
Customers Bancorp, Inc.†	75,556	2,655,038
CVB Financial Corp.	70,421	1,229,551
Eastern Bankshares, Inc.	96,034	1,292,618
Enterprise Financial Services Corp.	32,259	1,248,746
Financial Institutions, Inc.	8,495	148,663
First BanCorp/Puerto Rico	205,296	2,845,403
First Bancshares, Inc.	5,261	149,360
First Citizens BancShares, Inc., Class A	1,189	1,617,516
First Commonwealth Financial Corp.	17,322	226,399
First Financial Corp.	17,759	652,110
First Foundation, Inc.	15,114	118,796
First Merchants Corp.	26,947	804,099
FNB Corp.	14,295	166,251
Glacier Bancorp, Inc.	6,558	198,117
Hancock Whitney Corp.	23,789	981,296
Heritage Commerce Corp.	48,735	422,532
Home BancShares, Inc.	18,274	405,317
Independent Bank Corp.	6,749	128,838
Independent Bank Corp./MA	7,395	399,478
Mercantile Bank Corp.	2,298	76,707
Merchants Bancorp	55,477	1,618,264
Mid Penn Bancorp, Inc.	4,183	91,566
Midland States Bancorp, Inc.	6,945	154,179
MVB Financial Corp.	3,080	72,503
National Bank Holdings Corp., Class A	10,032	316,409
OFG Bancorp	122,445	3,692,941
Old National Bancorp	140,694	2,146,990
Old Second Bancorp, Inc.	81,815	1,183,863
Orrstown Financial Services, Inc.	5,184	111,974
Pathward Financial, Inc.	33,311	1,641,233
Peapack-Gladstone Financial Corp.	23,071	629,146
Peoples Bancorp, Inc.	2,156	55,560
Pinnacle Financial Partners, Inc.	6,775	450,944
Security Description	Shares or Principal Amount	Value

Banks (continued)
Popular, Inc.	8,097	$ 552,863
Preferred Bank	968	60,122
Premier Financial Corp.	20,555	387,256
QCR Holdings, Inc.	21,502	1,127,995
Seacoast Banking Corp. of Florida	14,512	342,628
Sierra Bancorp	6,185	122,958
SmartFinancial, Inc.	4,044	92,082
South Plains Financial, Inc.	2,515	65,968
Southside Bancshares, Inc.	9,536	287,034
SouthState Corp.	26,598	1,923,035
Towne Bank	19,342	456,471
TriCo Bancshares	16,227	557,235
Univest Financial Corp.	8,634	155,326
Veritex Holdings, Inc.	48,339	909,257
Wintrust Financial Corp.	22,346	1,734,273
		46,686,455
Beverages — 0.2%
Primo Water Corp.	54,715	834,951
Biotechnology — 5.7%
2seventy bio, Inc.†	53,099	275,584
Akero Therapeutics, Inc.†	14,806	734,822
Allogene Therapeutics, Inc.#†	101,935	396,527
Allovir, Inc.#†	89,569	280,351
ANI Pharmaceuticals, Inc.†	8,097	521,366
Arcellx, Inc.†	24,730	886,323
Avidity Biosciences, Inc.†	54,560	412,474
BioCryst Pharmaceuticals, Inc.#†	43,962	312,570
Biohaven, Ltd.†	1,411	25,807
Bluebird Bio, Inc.†	119,994	452,377
Cytokinetics, Inc.†	18,041	630,353
EQRx, Inc.†	161,168	369,075
Fate Therapeutics, Inc.†	147,467	370,142
Generation Bio Co.†	152,918	730,948
Geron Corp.†	157,374	382,419
Intra-Cellular Therapies, Inc.†	13,268	736,639
Iovance Biotherapeutics, Inc.†	102,731	620,495
Kezar Life Sciences, Inc.#†	118,803	177,017
Kymera Therapeutics, Inc.†	54,304	1,036,120
Lexicon Pharmaceuticals, Inc.#†	357,914	615,612
MacroGenics, Inc.†	133,401	621,649
MoonLake Immunotherapeutics†	36,058	2,075,859
NeoGenomics, Inc.†	65,776	988,613
NGM Biopharmaceuticals, Inc.†	48,119	90,945
Prothena Corp. PLC†	20,205	1,067,228
Recursion Pharmaceuticals, Inc., Class A†	40,709	354,168
Relay Therapeutics, Inc.†	84,365	862,210
SpringWorks Therapeutics, Inc.†	36,391	1,025,498
Syndax Pharmaceuticals, Inc.†	44,999	832,932
Twist Bioscience Corp.†	55,620	1,223,084
Veracyte, Inc.†	20,368	537,715
Verve Therapeutics, Inc.†	58,672	755,109
		20,402,031
Building Materials — 1.5%
Boise Cascade Co.	14,245	1,557,976
Gibraltar Industries, Inc.†	11,420	856,842
Louisiana-Pacific Corp.	2,977	186,003
Summit Materials, Inc., Class A†	10,865	406,460
UFP Industries, Inc.	22,846	2,383,980
		5,391,261

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals — 1.1%
AdvanSix, Inc.	21,706	$ 718,035
Avient Corp.	13,474	540,442
Ecovyst, Inc.†	14,141	144,804
H.B. Fuller Co.	7,442	539,768
Minerals Technologies, Inc.	8,623	526,865
Sensient Technologies Corp.	7,782	479,449
Tronox Holdings PLC	64,416	878,634
		3,827,997
Coal — 0.9%
Alpha Metallurgical Resources, Inc.	6,413	1,300,813
Arch Resources, Inc.	5,103	666,452
Peabody Energy Corp.	33,770	728,756
SunCoke Energy, Inc.	30,560	284,208
Warrior Met Coal, Inc.	4,543	179,721
		3,159,950
Commercial Services — 4.8%
ABM Industries, Inc.	51,166	2,323,960
API Group Corp.†	41,072	1,156,177
Heidrick & Struggles International, Inc.	18,190	481,853
Information Services Group, Inc.	201,410	1,047,332
John Wiley & Sons, Inc., Class A	4,771	177,290
Laureate Education, Inc.	65,139	907,386
LiveRamp Holdings, Inc.†	89,540	2,895,724
Marathon Digital Holdings, Inc.#†	20,970	263,593
PROG Holdings, Inc.†	49,186	1,687,080
Repay Holdings Corp.†	241,650	2,228,013
Riot Platforms, Inc.#†	62,550	709,942
StoneCo, Ltd., Class A†	142,409	1,745,934
Stride, Inc.†	15,322	651,032
V2X, Inc.†	15,231	766,272
		17,041,588
Computers — 0.4%
3D Systems Corp.#†	57,578	363,317
KBR, Inc.	8,365	514,615
Unisys Corp.†	176,439	711,049
		1,588,981
Cosmetics/Personal Care — 0.3%
Edgewell Personal Care Co.	25,844	996,545
Distribution/Wholesale — 2.8%
G-III Apparel Group, Ltd.†	41,191	817,641
MRC Global, Inc.†	84,017	783,039
Resideo Technologies, Inc.†	24,843	418,853
Rush Enterprises, Inc., Class A	102,308	4,236,554
ScanSource, Inc.†	23,906	783,639
Titan Machinery, Inc.†	12,960	402,019
Veritiv Corp.	2,207	371,504
WESCO International, Inc.	12,960	2,097,576
		9,910,825
Diversified Financial Services — 4.6%
AssetMark Financial Holdings, Inc.†	11,651	336,597
Encore Capital Group, Inc.†	25,459	1,193,009
Enova International, Inc.†	59,136	2,983,411
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	6,695	149,767
Mr. Cooper Group, Inc.†	62,828	3,559,835
Navient Corp.	23,799	420,052
Nelnet, Inc., Class A	6,000	551,100
PennyMac Financial Services, Inc.	13,185	946,288
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Piper Sandler Cos.	3,804	$ 566,720
Radian Group, Inc.	75,576	2,046,598
Stifel Financial Corp.	2,845	184,982
StoneX Group, Inc.†	9,610	902,187
Victory Capital Holdings, Inc., Class A	47,236	1,625,863
Virtus Investment Partners, Inc.	4,543	940,855
		16,407,264
Electric — 2.3%
Black Hills Corp.	2,204	121,220
Clearway Energy, Inc., Class A	24,974	585,391
Clearway Energy, Inc., Class C	31,310	775,549
IDACORP, Inc.	13,409	1,285,118
MGE Energy, Inc.	15,905	1,151,999
NorthWestern Corp.	16,989	856,246
Portland General Electric Co.	46,021	2,018,481
Unitil Corp.	26,732	1,305,056
		8,099,060
Electrical Components & Equipment — 1.2%
Belden, Inc.	4,468	419,545
Encore Wire Corp.	18,693	3,080,794
Powell Industries, Inc.	9,799	822,822
		4,323,161
Electronics — 1.7%
Benchmark Electronics, Inc.	36,385	936,550
GoPro, Inc., Class A†	214,445	779,507
Knowles Corp.†	172,834	2,770,529
OSI Systems, Inc.†	12,439	1,696,058
		6,182,644
Energy-Alternate Sources — 0.2%
Green Plains, Inc.†	19,925	618,472
REX American Resources Corp.†	4,876	192,553
		811,025
Engineering & Construction — 1.2%
Comfort Systems USA, Inc.	6,724	1,241,049
MasTec, Inc.†	4,557	453,376
MYR Group, Inc.†	11,805	1,677,136
Primoris Services Corp.	21,378	756,140
		4,127,701
Entertainment — 1.4%
International Game Technology PLC	20,843	667,393
Light & Wonder, Inc.†	28,987	2,222,433
Marriott Vacations Worldwide Corp.	5,389	585,731
SeaWorld Entertainment, Inc.†	29,183	1,421,212
		4,896,769
Environmental Control — 0.3%
Heritage-Crystal Clean, Inc.†	21,301	960,675
Food — 1.3%
Hostess Brands, Inc.†	64,784	1,845,048
John B. Sanfilippo & Son, Inc.	8,943	897,430
Sprouts Farmers Market, Inc.†	31,130	1,269,793
United Natural Foods, Inc.†	26,058	524,548
		4,536,819
Gas — 1.2%
Chesapeake Utilities Corp.	6,929	762,883
New Jersey Resources Corp.	16,191	682,774
Northwest Natural Holding Co.	20,275	796,402

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Gas (continued)
ONE Gas, Inc.	15,086	$ 1,093,282
Southwest Gas Holdings, Inc.	1,206	74,688
Spire, Inc.	16,989	992,328
		4,402,357
Hand/Machine Tools — 0.0%
Luxfer Holdings PLC	6,903	83,043
Healthcare-Products — 1.5%
Alphatec Holdings, Inc.†	93,633	1,530,899
Inari Medical, Inc.†	19,566	1,303,487
Pacific Biosciences of California, Inc.†	66,674	752,083
RxSight, Inc.†	64,287	1,864,966
		5,451,435
Healthcare-Services — 0.4%
Fulgent Genetics, Inc.†	16,847	551,908
ModivCare, Inc.†	13,177	422,981
Surgery Partners, Inc.†	12,777	463,294
		1,438,183
Home Builders — 3.9%
Forestar Group, Inc.†	86,533	2,467,056
M/I Homes, Inc.†	33,794	3,317,895
Meritage Homes Corp.	25,988	3,613,372
Taylor Morrison Home Corp.†	58,612	2,778,209
Tri Pointe Homes, Inc.†	52,385	1,629,173
		13,805,705
Home Furnishings — 0.2%
Xperi, Inc.†	57,619	679,904
Household Products/Wares — 0.7%
ACCO Brands Corp.	28,014	149,314
Central Garden & Pet Co., Class A†	58,821	2,399,897
		2,549,211
Insurance — 2.7%
American Equity Investment Life Holding Co.†	22,286	1,196,313
CNO Financial Group, Inc.	15,963	373,534
Employers Holdings, Inc.	7,409	290,655
Essent Group, Ltd.	65,792	3,304,074
Jackson Financial, Inc., Class A	40,170	1,510,392
James River Group Holdings, Ltd.	24,524	357,069
NMI Holdings, Inc., Class A†	48,017	1,374,247
RLI Corp.	7,878	1,036,115
Skyward Specialty Insurance Group, Inc.†	11,098	269,903
		9,712,302
Internet — 0.5%
Cars.com, Inc.†	15,758	294,517
Entravision Communications Corp., Class A	135,907	520,524
Magnite, Inc.†	65,545	540,746
QuinStreet, Inc.†	34,876	345,272
		1,701,059
Iron/Steel — 1.1%
Commercial Metals Co.	58,865	3,313,511
Schnitzer Steel Industries, Inc., Class A	15,373	510,383
		3,823,894
Leisure Time — 0.4%
Topgolf Callaway Brands Corp.†	84,715	1,477,430
Security Description	Shares or Principal Amount	Value

Lodging — 0.4%
Bluegreen Vacations Holding Corp.#	32,285	$ 1,157,740
Full House Resorts, Inc.†	64,595	311,994
		1,469,734
Machinery-Construction & Mining — 0.5%
Argan, Inc.	18,819	799,431
Terex Corp.	15,065	913,090
		1,712,521
Machinery-Diversified — 0.5%
AGCO Corp.	11,651	1,509,154
Albany International Corp., Class A	2,181	202,222
		1,711,376
Media — 0.9%
AMC Networks, Inc., Class A†	30,437	354,287
Gray Television, Inc.	108,826	877,138
Liberty Latin America, Ltd., Class A†	23,534	210,394
Liberty Latin America, Ltd., Class C†	141,492	1,267,768
Thryv Holdings, Inc.†	22,327	455,247
		3,164,834
Metal Fabricate/Hardware — 0.8%
Mueller Industries, Inc.	25,492	1,966,963
Olympic Steel, Inc.	3,260	174,475
Ryerson Holding Corp.	18,914	588,982
		2,730,420
Mining — 0.2%
Constellium SE†	36,890	664,020
Miscellaneous Manufacturing — 0.4%
EnPro Industries, Inc.	2,951	402,487
Myers Industries, Inc.	3,976	74,789
Sight Sciences, Inc.†	136,747	897,060
		1,374,336
Oil & Gas — 5.5%
Berry Corp.	7,493	64,215
California Resources Corp.	35,524	1,983,660
Chord Energy Corp.	12,893	2,082,220
Civitas Resources, Inc.	10,196	838,315
CNX Resources Corp.†	46,767	1,045,242
CVR Energy, Inc.	27,346	894,214
Delek US Holdings, Inc.	4,008	103,206
Gulfport Energy Corp.†	8,843	1,043,474
Helmerich & Payne, Inc.	21,336	853,227
Matador Resources Co.	31,465	1,998,028
Murphy Oil Corp.	49,967	2,268,502
Noble Corp. PLC	20,431	1,077,531
Ovintiv, Inc.	29,598	1,389,922
Par Pacific Holdings, Inc.†	8,341	286,513
Patterson-UTI Energy, Inc.	21,635	305,919
PBF Energy, Inc., Class A	16,726	784,282
SM Energy Co.	60,966	2,579,471
		19,597,941
Oil & Gas Services — 1.6%
ChampionX Corp.	11,598	418,572
Expro Group Holdings NV†	21,926	515,480
Liberty Energy, Inc.	68,591	1,094,026
NexTier Oilfield Solutions, Inc.†	62,436	662,446
NOW, Inc.†	166,634	1,861,302

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas Services (continued)
Oil States International, Inc.†	64,267	$ 503,853
Select Water Solutions, Inc.	84,990	684,170
		5,739,849
Packaging & Containers — 0.3%
Greif, Inc., Class A	9,522	691,202
O-I Glass, Inc.†	18,221	361,869
		1,053,071
Pharmaceuticals — 0.8%
AdaptHealth Corp.†	74,784	892,173
Agios Pharmaceuticals, Inc.†	24,971	684,955
BellRing Brands, Inc.†	7,490	310,835
Herbalife, Ltd.†	64,551	969,556
		2,857,519
REITS — 11.0%
Acadia Realty Trust	5,942	88,476
Agree Realty Corp.	50,855	3,143,856
Alexander & Baldwin, Inc.	12,306	221,631
American Assets Trust, Inc.	8,463	181,193
Apple Hospitality REIT, Inc.	134,217	2,015,939
Armada Hoffler Properties, Inc.	19,864	226,251
Blackstone Mtg. Trust, Inc., Class A#	24,545	540,481
Brandywine Realty Trust	118,244	591,220
Broadstone Net Lease, Inc.	92,492	1,495,596
CareTrust REIT, Inc.	25,636	516,565
Community Healthcare Trust, Inc.	11,415	378,864
Corporate Office Properties Trust	66,700	1,726,196
DiamondRock Hospitality Co.	99,238	799,858
Dynex Capital, Inc.	43,258	560,624
Ellington Financial, Inc.#	16,604	221,995
Equity Commonwealth	22,091	420,392
Essential Properties Realty Trust, Inc.	40,367	969,615
First Industrial Realty Trust, Inc.	7,314	379,889
Global Medical REIT, Inc.	14,885	144,087
Independence Realty Trust, Inc.	24,366	410,080
Innovative Industrial Properties, Inc.	5,411	472,272
Kite Realty Group Trust	87,289	1,970,113
KKR Real Estate Finance Trust, Inc.	28,852	360,939
Ladder Capital Corp.	80,887	886,522
LXP Industrial Trust	81,095	796,353
Macerich Co.	16,737	195,656
MFA Financial, Inc.	220,636	2,418,171
NETSTREIT Corp.	8,509	144,057
PennyMac Mtg. Investment Trust	78,050	1,046,651
Phillips Edison & Co., Inc.	13,524	457,923
Physicians Realty Trust	115,724	1,609,721
Piedmont Office Realty Trust, Inc., Class A	81,622	560,743
Plymouth Industrial REIT, Inc.	19,496	446,653
PotlatchDeltic Corp.	29,759	1,406,410
Ready Capital Corp.	20,121	219,721
Regency Centers Corp.	2,574	160,103
Retail Opportunity Investments Corp.	146,805	1,975,995
RLJ Lodging Trust	105,619	1,055,134
RPT Realty	55,289	626,977
Ryman Hospitality Properties, Inc.	21,072	1,791,752
Sabra Health Care REIT, Inc.	9,219	115,514
SITE Centers Corp.	78,889	1,053,168
SL Green Realty Corp.#	7,440	292,094
STAG Industrial, Inc.	48,968	1,788,801
Terreno Realty Corp.	19,713	1,200,325
UMH Properties, Inc.	24,916	372,494
Security Description	Shares or Principal Amount	Value

REITS (continued)
Veris Residential, Inc.†	22,822	$ 424,717
Xenia Hotels & Resorts, Inc.	18,130	213,934
		39,095,721
Retail — 4.4%
Academy Sports & Outdoors, Inc.	14,956	816,149
Asbury Automotive Group, Inc.†	6,683	1,537,090
Beacon Roofing Supply, Inc.†	37,579	3,000,683
BJ's Wholesale Club Holdings, Inc.†	8,267	557,113
Bloomin' Brands, Inc.	31,130	873,508
BlueLinx Holdings, Inc.†	10,151	906,078
Dine Brands Global, Inc.	14,962	819,618
FirstCash Holdings, Inc.	12,134	1,083,809
GMS, Inc.†	17,548	1,216,778
Group 1 Automotive, Inc.	7,859	2,078,077
ODP Corp.†	25,356	1,250,558
Sally Beauty Holdings, Inc.†	57,179	580,939
Signet Jewelers, Ltd.	13,596	1,019,700
		15,740,100
Savings & Loans — 1.7%
Axos Financial, Inc.†	31,972	1,377,673
Banc of California, Inc.	48,960	613,469
Brookline Bancorp, Inc.	41,198	394,265
HomeTrust Bancshares, Inc.	14,988	342,476
OceanFirst Financial Corp.	139,341	2,350,683
Washington Federal, Inc.	30,042	816,541
WaterStone Financial, Inc.	5,671	70,377
		5,965,484
Semiconductors — 2.1%
ACM Research, Inc., Class A†	91,902	1,613,799
Cohu, Inc.†	30,843	1,153,220
Photronics, Inc.†	79,108	1,879,606
Synaptics, Inc.†	23,799	2,083,365
Veeco Instruments, Inc.†	26,528	774,352
		7,504,342
Software — 2.3%
Adeia, Inc.	72,875	733,123
Avid Technology, Inc.†	45,450	1,211,697
C3.ai, Inc., Class A#†	6,117	189,749
E2open Parent Holdings, Inc.†	180,347	871,076
Evolent Health, Inc., Class A†	45,664	1,164,889
Health Catalyst, Inc.†	118,503	1,385,300
ON24, Inc.	81,405	558,438
Phreesia, Inc.†	21,301	606,439
Veradigm, Inc.†	27,947	373,931
Verint Systems, Inc.†	29,010	939,634
		8,034,276
Telecommunications — 0.7%
ATN International, Inc.	3,976	142,619
Aviat Networks, Inc.†	8,649	304,791
EchoStar Corp., Class A†	34,749	603,937
Gogo, Inc.†	47,014	533,609
NETGEAR, Inc.†	56,905	750,008
		2,334,964
Transportation — 2.7%
ArcBest Corp.	21,070	2,224,781
Dorian LPG, Ltd.	42,525	1,097,145
Hub Group, Inc., Class A†	24,351	1,900,352
International Seaways, Inc.	23,123	993,595

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Transportation (continued)
Matson, Inc.	17,656	$ 1,551,609
Radiant Logistics, Inc.†	58,775	396,731
Safe Bulkers, Inc.#	50,275	161,383
Teekay Tankers, Ltd., Class A	15,858	645,104
World Kinect Corp.	26,254	574,963
		9,545,663
Trucking & Leasing — 0.1%
GATX Corp.	3,157	372,968
Water — 0.3%
American States Water Co.	10,830	911,994
Total Long-Term Investment Securities (cost $326,495,466)		344,502,100
SHORT-TERM INVESTMENTS — 0.7%
Unaffiliated Investment Companies — 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio 5.34%(1)(2) (cost $2,491,433)	2,491,433	2,491,433
REPURCHASE AGREEMENTS — 2.8%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 08/31/2023, to be repurchased 09/01/2023 in the amount of $10,024,156 and collateralized by $10,025,500 of United States Treasury Notes, bearing interest at 4.63% due 03/15/2026 and having an approximate value of $10,224,341 (cost $10,023,710)	$10,023,710	10,023,710
TOTAL INVESTMENTS (cost $339,010,609)	100.5%	357,017,243
Other assets less liabilities	(0.5)	(1,740,600)
NET ASSETS	100.0%	$355,276,643
†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The rate shown is the 7-day yield as of August 31, 2023.
(2)	At August 31, 2023, the Fund had loaned securities with a total value of $4,608,536. This was secured by collateral of $2,491,433, which was received in cash and subsequently invested in short-term investments currently valued at $2,491,433 as reported in the Portfolio of Investments. Additional collateral of $2,352,756 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2023
United States Treasury Bills	0.00%	09/19/2023 to 01/25/2024	$206,505
United States Treasury Notes/Bonds	0.13% to 6.62%	10/15/2023 to 05/15/2053	2,146,251

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
109	Long	E-Mini Russell 2000 Index	September 2023	$10,334,452	$10,363,720	$29,268
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I Small Cap Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$344,502,100	$—	$—	$344,502,100
Short-Term Investments	2,491,433	—	—	2,491,433
Repurchase Agreements	—	10,023,710	—	10,023,710
Total Investments at Value	$346,993,533	$10,023,710	$—	$357,017,243
Other Financial Instruments:†
Futures Contracts	$29,268	$—	$—	$29,268
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 94.3%
Advertising — 0.1%
Interpublic Group of Cos., Inc.	56,122	$ 1,830,138
Omnicom Group, Inc.	29,006	2,349,776
		4,179,914
Aerospace/Defense — 1.4%
Boeing Co.†	82,213	18,418,178
General Dynamics Corp.	32,704	7,412,034
Howmet Aerospace, Inc.	53,476	2,645,458
L3Harris Technologies, Inc.	27,543	4,905,133
Lockheed Martin Corp.	32,768	14,691,533
Northrop Grumman Corp.	20,753	8,987,917
RTX Corp.	212,423	18,276,875
TransDigm Group, Inc.†	7,586	6,856,606
		82,193,734
Agriculture — 0.7%
Altria Group, Inc.	259,512	11,475,620
Archer-Daniels-Midland Co.	79,180	6,278,974
Bunge, Ltd.	21,894	2,502,922
Philip Morris International, Inc.	225,661	21,676,996
		41,934,512
Airlines — 0.2%
Alaska Air Group, Inc.†	18,596	780,474
American Airlines Group, Inc.†	94,914	1,398,083
Delta Air Lines, Inc.	93,439	4,006,664
Southwest Airlines Co.	86,513	2,733,811
United Airlines Holdings, Inc.†	47,681	2,374,991
		11,294,023
Apparel — 0.4%
NIKE, Inc., Class B	179,123	18,218,601
Ralph Lauren Corp.	5,975	696,864
Tapestry, Inc.	33,699	1,122,851
VF Corp.	48,028	949,033
		20,987,349
Auto Manufacturers — 2.2%
Cummins, Inc.	20,581	4,734,453
Ford Motor Co.	571,338	6,930,330
General Motors Co.	202,098	6,772,304
PACCAR, Inc.	75,973	6,251,818
Tesla, Inc.†	391,669	101,081,936
		125,770,841
Auto Parts & Equipment — 0.1%
Aptiv PLC†	39,327	3,989,724
BorgWarner, Inc.	34,074	1,388,516
		5,378,240
Banks — 3.5%
Bank of America Corp.	1,007,954	28,898,041
Bank of New York Mellon Corp.	104,400	4,684,428
Citigroup, Inc.	283,022	11,685,978
Citizens Financial Group, Inc.	70,363	1,979,311
Comerica, Inc.	19,142	920,922
Fifth Third Bancorp	98,964	2,627,494
Goldman Sachs Group, Inc.	48,332	15,838,880
Huntington Bancshares, Inc.	209,875	2,327,514
JPMorgan Chase & Co.	424,847	62,167,862
KeyCorp	135,970	1,540,540
M&T Bank Corp.	24,114	3,015,456
Morgan Stanley	189,387	16,126,303
Security Description	Shares or Principal Amount	Value

Banks (continued)
Northern Trust Corp.	30,289	$ 2,304,084
PNC Financial Services Group, Inc.	58,023	7,005,117
Regions Financial Corp.	136,413	2,501,814
State Street Corp.	48,595	3,340,420
Truist Financial Corp.	193,636	5,915,580
US Bancorp	202,801	7,408,321
Wells Fargo & Co.	545,504	22,523,860
Zions Bancorp NA	21,531	764,350
		203,576,275
Beverages — 1.5%
Brown-Forman Corp., Class B	26,590	1,758,397
Coca-Cola Co.	565,843	33,854,387
Constellation Brands, Inc., Class A	23,442	6,108,047
Keurig Dr Pepper, Inc.	122,450	4,120,442
Molson Coors Beverage Co., Class B	27,295	1,732,960
Monster Beverage Corp.†	111,086	6,377,447
PepsiCo, Inc.	200,291	35,635,775
		89,587,455
Biotechnology — 1.4%
Amgen, Inc.	77,681	19,912,748
Biogen, Inc.†	21,043	5,626,056
Bio-Rad Laboratories, Inc., Class A†	3,103	1,241,821
Corteva, Inc.	103,348	5,220,107
Gilead Sciences, Inc.	181,342	13,869,036
Illumina, Inc.†	22,985	3,797,582
Incyte Corp.†	26,919	1,737,083
Moderna, Inc.†	47,662	5,389,142
Regeneron Pharmaceuticals, Inc.†	15,686	12,964,322
Vertex Pharmaceuticals, Inc.†	37,443	13,042,895
		82,800,792
Building Materials — 0.5%
Carrier Global Corp.	121,370	6,972,706
Johnson Controls International PLC	99,746	5,890,999
Martin Marietta Materials, Inc.	9,009	4,021,708
Masco Corp.	32,724	1,931,043
Mohawk Industries, Inc.†	7,684	779,081
Trane Technologies PLC	33,155	6,805,395
Vulcan Materials Co.	19,344	4,221,828
		30,622,760
Chemicals — 1.5%
Air Products & Chemicals, Inc.	32,293	9,542,259
Albemarle Corp.	17,058	3,389,595
Celanese Corp.	14,551	1,838,664
CF Industries Holdings, Inc.	28,338	2,184,010
Dow, Inc.	102,831	5,610,459
DuPont de Nemours, Inc.	66,733	5,131,100
Eastman Chemical Co.	17,323	1,472,628
Ecolab, Inc.	36,012	6,619,366
FMC Corp.	18,178	1,567,489
International Flavors & Fragrances, Inc.	37,086	2,612,709
Linde PLC	71,178	27,548,733
LyondellBasell Industries NV, Class A	36,885	3,643,131
Mosaic Co.	48,283	1,875,795
PPG Industries, Inc.	34,225	4,851,736
Sherwin-Williams Co.	34,118	9,270,543
		87,158,217
Commercial Services — 1.7%
Automatic Data Processing, Inc.	60,060	15,291,877
Cintas Corp.	12,568	6,336,409

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
CoStar Group, Inc.†	59,394	$ 4,869,714
Equifax, Inc.	17,830	3,685,461
FleetCor Technologies, Inc.†	10,734	2,916,750
Gartner, Inc.†	11,491	4,018,173
Global Payments, Inc.	38,083	4,824,735
MarketAxess Holdings, Inc.	5,476	1,319,333
Moody's Corp.	22,943	7,727,202
PayPal Holdings, Inc.†	162,204	10,139,372
Quanta Services, Inc.	21,106	4,429,516
Robert Half, Inc.	15,667	1,158,731
Rollins, Inc.	33,672	1,332,401
S&P Global, Inc.	47,685	18,638,159
United Rentals, Inc.	9,992	4,761,588
Verisk Analytics, Inc.	21,050	5,098,731
		96,548,152
Computers — 8.3%
Accenture PLC, Class A	91,813	29,726,295
Apple, Inc.	2,149,464	403,819,802
Cognizant Technology Solutions Corp., Class A	73,778	5,283,242
DXC Technology Co.†	33,101	686,515
EPAM Systems, Inc.†	8,418	2,180,178
Fortinet, Inc.†	94,747	5,704,717
Hewlett Packard Enterprise Co.	188,395	3,200,831
HP, Inc.	126,032	3,744,411
International Business Machines Corp.	132,013	19,383,469
Leidos Holdings, Inc.	19,942	1,944,544
NetApp, Inc.	31,098	2,385,217
Seagate Technology Holdings PLC	27,998	1,981,978
Western Digital Corp.†	46,513	2,093,085
		482,134,284
Cosmetics/Personal Care — 1.3%
Colgate-Palmolive Co.	120,604	8,860,776
Estee Lauder Cos., Inc., Class A	33,710	5,411,466
Kenvue, Inc.	250,552	5,775,224
Procter & Gamble Co.	342,660	52,886,144
		72,933,610
Distribution/Wholesale — 0.3%
Copart, Inc.†	124,718	5,591,108
Fastenal Co.	83,016	4,780,061
LKQ Corp.	36,916	1,939,197
Pool Corp.	5,676	2,075,146
WW Grainger, Inc.	6,491	4,635,483
		19,020,995
Diversified Financial Services — 3.4%
American Express Co.	86,443	13,657,130
Ameriprise Financial, Inc.	15,146	5,112,987
BlackRock, Inc.	21,773	15,252,858
Capital One Financial Corp.	55,508	5,683,464
Cboe Global Markets, Inc.	15,349	2,297,899
Charles Schwab Corp.	216,049	12,779,298
CME Group, Inc.	52,296	10,599,353
Discover Financial Services	36,919	3,325,294
Franklin Resources, Inc.	41,505	1,109,844
Intercontinental Exchange, Inc.	81,394	9,603,678
Invesco, Ltd.	66,609	1,060,415
Mastercard, Inc., Class A	121,650	50,197,656
Nasdaq, Inc.	49,230	2,583,590
Raymond James Financial, Inc.	27,727	2,899,967
Synchrony Financial	62,306	2,011,238
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
T. Rowe Price Group, Inc.	32,649	$ 3,664,197
Visa, Inc., Class A	235,260	57,798,677
		199,637,545
Electric — 2.2%
AES Corp.	97,309	1,744,750
Alliant Energy Corp.	36,547	1,833,563
Ameren Corp.	38,179	3,026,449
American Electric Power Co., Inc.	74,841	5,867,535
CenterPoint Energy, Inc.	91,740	2,558,629
CMS Energy Corp.	42,401	2,382,512
Consolidated Edison, Inc.	50,381	4,481,894
Constellation Energy Corp.	47,163	4,912,498
Dominion Energy, Inc.	121,530	5,899,066
DTE Energy Co.	29,964	3,097,678
Duke Energy Corp.	112,039	9,949,063
Edison International	55,679	3,833,499
Entergy Corp.	30,740	2,927,985
Evergy, Inc.	33,391	1,835,503
Eversource Energy	50,715	3,236,631
Exelon Corp.	144,592	5,801,031
FirstEnergy Corp.	79,116	2,853,714
NextEra Energy, Inc.	294,168	19,650,423
NRG Energy, Inc.	33,471	1,256,836
PG&E Corp.†	235,021	3,830,842
Pinnacle West Capital Corp.	16,465	1,272,251
PPL Corp.	107,156	2,670,328
Public Service Enterprise Group, Inc.	72,540	4,430,743
Sempra	91,488	6,424,287
Southern Co.	158,524	10,736,831
WEC Energy Group, Inc.	45,858	3,857,575
Xcel Energy, Inc.	80,012	4,571,086
		124,943,202
Electrical Components & Equipment — 0.2%
AMETEK, Inc.	33,507	5,344,702
Emerson Electric Co.	83,086	8,163,199
Generac Holdings, Inc.†	9,042	1,074,280
		14,582,181
Electronics — 0.9%
Agilent Technologies, Inc.	42,990	5,204,799
Allegion PLC	12,786	1,455,175
Amphenol Corp., Class A	86,548	7,649,112
Fortive Corp.	51,400	4,052,890
Garmin, Ltd.	22,248	2,358,733
Honeywell International, Inc.	96,741	18,181,504
Keysight Technologies, Inc.†	25,898	3,452,203
Mettler-Toledo International, Inc.†	3,201	3,884,349
TE Connectivity, Ltd.	45,812	6,065,051
Trimble, Inc.†	36,018	1,973,426
		54,277,242
Energy-Alternate Sources — 0.1%
Enphase Energy, Inc.†	19,924	2,520,984
First Solar, Inc.†	14,443	2,731,460
SolarEdge Technologies, Inc.†	8,192	1,331,773
		6,584,217
Engineering & Construction — 0.0%
Jacobs Solutions, Inc.	18,442	2,486,350

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment — 0.1%
Caesars Entertainment, Inc.†	31,287	$ 1,728,919
Live Nation Entertainment, Inc.†	20,924	1,768,706
		3,497,625
Environmental Control — 0.2%
Pentair PLC	23,981	1,684,905
Republic Services, Inc.	29,888	4,307,758
Waste Management, Inc.	53,821	8,438,056
		14,430,719
Food — 0.9%
Campbell Soup Co.	29,171	1,216,431
Conagra Brands, Inc.	69,333	2,071,670
General Mills, Inc.	85,390	5,777,487
Hershey Co.	21,413	4,600,797
Hormel Foods Corp.	42,112	1,625,102
J.M. Smucker Co.	15,503	2,247,160
Kellogg Co.	37,373	2,280,501
Kraft Heinz Co.	115,971	3,837,480
Kroger Co.	94,943	4,404,406
Lamb Weston Holdings, Inc.	21,183	2,063,436
McCormick & Co., Inc.	36,467	2,993,211
Mondelez International, Inc., Class A	197,988	14,108,625
Sysco Corp.	73,662	5,130,558
Tyson Foods, Inc., Class A	41,521	2,211,824
		54,568,688
Forest Products & Paper — 0.0%
International Paper Co.	50,456	1,761,924
Gas — 0.1%
Atmos Energy Corp.	21,006	2,435,646
NiSource, Inc.	60,052	1,606,991
		4,042,637
Hand/Machine Tools — 0.1%
Snap-on, Inc.	7,695	2,066,877
Stanley Black & Decker, Inc.	22,264	2,101,276
		4,168,153
Healthcare-Products — 3.3%
Abbott Laboratories	252,811	26,014,252
Align Technology, Inc.†	10,345	3,829,098
Baxter International, Inc.	73,541	2,985,765
Bio-Techne Corp.	22,888	1,794,419
Boston Scientific Corp.†	209,015	11,274,269
Cooper Cos., Inc.	7,190	2,660,228
Danaher Corp.	96,549	25,585,485
DENTSPLY SIRONA, Inc.	30,890	1,145,710
Edwards Lifesciences Corp.†	88,133	6,739,531
GE HealthCare Technologies, Inc.	56,847	4,004,871
Hologic, Inc.†	35,781	2,674,272
IDEXX Laboratories, Inc.†	12,067	6,171,184
Insulet Corp.†	10,133	1,942,597
Intuitive Surgical, Inc.†	50,941	15,928,232
Medtronic PLC	193,419	15,763,648
ResMed, Inc.	21,361	3,409,002
Revvity, Inc.	18,237	2,134,276
STERIS PLC	14,434	3,313,902
Stryker Corp.	49,116	13,926,842
Teleflex, Inc.	6,829	1,452,801
Thermo Fisher Scientific, Inc.	56,077	31,240,497
Waters Corp.†	8,582	2,409,826
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
West Pharmaceutical Services, Inc.	10,794	$ 4,392,079
Zimmer Biomet Holdings, Inc.	30,322	3,611,957
		194,404,743
Healthcare-Services — 2.1%
Catalent, Inc.†	26,182	1,308,315
Centene Corp.†	79,781	4,918,499
Charles River Laboratories International, Inc.†	7,441	1,538,948
DaVita, Inc.†	8,044	823,866
Elevance Health, Inc.	34,464	15,233,433
HCA Healthcare, Inc.	29,995	8,317,613
Humana, Inc.	18,165	8,385,509
IQVIA Holdings, Inc.†	26,975	6,005,444
Laboratory Corp. of America Holdings	12,881	2,680,536
Molina Healthcare, Inc.†	8,476	2,628,577
Quest Diagnostics, Inc.	16,284	2,141,346
UnitedHealth Group, Inc.	135,355	64,507,486
Universal Health Services, Inc., Class B	9,149	1,232,370
		119,721,942
Home Builders — 0.3%
D.R. Horton, Inc.	45,123	5,370,540
Lennar Corp., Class A	36,894	4,393,706
NVR, Inc.†	444	2,831,535
PulteGroup, Inc.	32,453	2,663,093
		15,258,874
Home Furnishings — 0.0%
Whirlpool Corp.	7,961	1,114,222
Household Products/Wares — 0.3%
Avery Dennison Corp.	11,736	2,210,828
Church & Dwight Co., Inc.	35,511	3,436,399
Clorox Co.	17,973	2,811,876
Kimberly-Clark Corp.	49,049	6,318,983
		14,778,086
Housewares — 0.0%
Newell Brands, Inc.	54,784	579,615
Insurance — 3.6%
Aflac, Inc.	79,938	5,960,977
Allstate Corp.	38,214	4,119,851
American International Group, Inc.(1)	105,220	6,157,474
Aon PLC, Class A	29,694	9,899,683
Arch Capital Group, Ltd.†	54,143	4,161,431
Arthur J. Gallagher & Co.	31,141	7,177,378
Assurant, Inc.	7,727	1,076,603
Berkshire Hathaway, Inc., Class B†	259,257	93,384,371
Brown & Brown, Inc.	34,226	2,536,147
Chubb, Ltd.	60,213	12,094,985
Cincinnati Financial Corp.	22,856	2,417,936
Everest Group, Ltd.	6,233	2,248,118
Globe Life, Inc.	12,920	1,441,484
Hartford Financial Services Group, Inc.	45,102	3,239,226
Lincoln National Corp.	22,432	575,605
Loews Corp.	27,500	1,707,475
Marsh & McLennan Cos., Inc.	71,923	14,024,266
MetLife, Inc.	93,522	5,923,684
Principal Financial Group, Inc.	32,824	2,550,753
Progressive Corp.	85,101	11,358,431
Prudential Financial, Inc.	53,064	5,023,569
Travelers Cos., Inc.	33,580	5,414,103

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
W.R. Berkley Corp.	29,192	$ 1,805,817
Willis Towers Watson PLC	15,470	3,198,577
		207,497,944
Internet — 9.8%
Alphabet, Inc., Class A†	863,712	117,611,663
Alphabet, Inc., Class C†	742,955	102,044,869
Amazon.com, Inc.†	1,297,750	179,102,478
Booking Holdings, Inc.†	5,370	16,674,011
Cars.com, Inc.†	1	19
CDW Corp.	19,596	4,137,695
eBay, Inc.	77,741	3,481,242
Etsy, Inc.†	17,933	1,319,331
Expedia Group, Inc.†	20,732	2,247,142
F5, Inc.†	8,791	1,438,735
Gen Digital, Inc.	82,697	1,674,614
Match Group, Inc.†	40,483	1,897,438
Meta Platforms, Inc., Class A†	321,606	95,159,999
Netflix, Inc.†	64,628	28,027,871
Palo Alto Networks, Inc.†	43,994	10,703,740
VeriSign, Inc.†	13,166	2,735,763
		568,256,610
Iron/Steel — 0.2%
Nucor Corp.	36,523	6,285,608
Steel Dynamics, Inc.	23,346	2,488,450
		8,774,058
Leisure Time — 0.1%
Carnival Corp.†	146,023	2,310,084
Norwegian Cruise Line Holdings, Ltd.†	61,666	1,021,806
Royal Caribbean Cruises, Ltd.†	31,974	3,163,507
		6,495,397
Lodging — 0.3%
Hilton Worldwide Holdings, Inc.	38,472	5,718,863
Las Vegas Sands Corp.	47,778	2,621,101
Marriott International, Inc., Class A	37,487	7,628,979
MGM Resorts International	43,898	1,930,634
Wynn Resorts, Ltd.	15,055	1,526,276
		19,425,853
Machinery-Construction & Mining — 0.4%
Caterpillar, Inc.	74,923	21,063,103
Machinery-Diversified — 0.8%
Deere & Co.	39,203	16,110,081
Dover Corp.	20,332	3,015,236
IDEX Corp.	10,987	2,487,457
Ingersoll Rand, Inc.	58,810	4,093,764
Nordson Corp.	7,825	1,910,395
Otis Worldwide Corp.	60,085	5,140,272
Rockwell Automation, Inc.	16,701	5,212,048
Westinghouse Air Brake Technologies Corp.	26,150	2,942,398
Xylem, Inc.	34,785	3,601,639
		44,513,290
Media — 1.2%
Charter Communications, Inc., Class A†	15,105	6,617,803
Comcast Corp., Class A	604,698	28,275,678
FactSet Research Systems, Inc.	5,571	2,431,240
Fox Corp., Class A	39,116	1,293,175
Fox Corp., Class B	19,864	606,249
News Corp., Class A	55,383	1,190,181
Security Description	Shares or Principal Amount	Value

Media (continued)
News Corp., Class B	17,073	$ 375,606
Paramount Global, Class B	73,710	1,112,284
Walt Disney Co.†	265,656	22,230,094
Warner Bros. Discovery, Inc.†	322,290	4,234,891
		68,367,201
Mining — 0.2%
Freeport-McMoRan, Inc.	208,373	8,316,167
Newmont Corp.	115,536	4,554,429
		12,870,596
Miscellaneous Manufacturing — 1.1%
3M Co.	80,203	8,555,254
A.O. Smith Corp.	18,106	1,312,685
Axon Enterprise, Inc.†	10,204	2,172,533
Eaton Corp. PLC	57,949	13,349,711
General Electric Co.	158,315	18,120,735
Illinois Tool Works, Inc.	40,206	9,944,954
Parker-Hannifin Corp.	18,652	7,776,019
Teledyne Technologies, Inc.†	6,840	2,861,172
Textron, Inc.	29,321	2,278,535
		66,371,598
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	7,477	2,056,250
Oil & Gas — 3.5%
APA Corp.	44,865	1,966,882
Chevron Corp.	258,778	41,689,136
ConocoPhillips	175,920	20,939,757
Coterra Energy, Inc.	110,120	3,104,283
Devon Energy Corp.	93,291	4,766,237
Diamondback Energy, Inc.	26,328	3,996,064
EOG Resources, Inc.	85,028	10,936,301
EQT Corp.	52,576	2,272,335
Exxon Mobil Corp.	587,778	65,355,036
Hess Corp.	40,176	6,207,192
Marathon Oil Corp.	89,788	2,365,914
Marathon Petroleum Corp.	61,683	8,806,482
Occidental Petroleum Corp.	104,455	6,558,729
Phillips 66	66,710	7,615,614
Pioneer Natural Resources Co.	33,981	8,085,099
Valero Energy Corp.	52,558	6,827,284
		201,492,345
Oil & Gas Services — 0.4%
Baker Hughes Co.	147,179	5,326,408
Halliburton Co.	131,163	5,065,515
Schlumberger NV	207,217	12,217,514
		22,609,437
Packaging & Containers — 0.1%
Amcor PLC	213,921	2,083,591
Ball Corp.	45,729	2,489,944
Packaging Corp. of America	13,074	1,949,333
Sealed Air Corp.	20,991	777,927
WestRock Co.	37,237	1,218,022
		8,518,817
Pharmaceuticals — 5.5%
AbbVie, Inc.	256,495	37,694,505
Becton Dickinson & Co.	41,291	11,538,770
Bristol-Myers Squibb Co.	305,424	18,829,390
Cardinal Health, Inc.	37,014	3,232,433
Cencora, Inc.	23,548	4,143,977

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Cigna Group	43,014	$ 11,883,048
CVS Health Corp.	186,383	12,146,580
Dexcom, Inc.†	56,355	5,690,728
Eli Lilly & Co.	114,546	63,481,393
Henry Schein, Inc.†	19,045	1,457,704
Johnson & Johnson	350,081	56,601,096
McKesson Corp.	19,714	8,128,476
Merck & Co., Inc.	368,896	40,202,286
Organon & Co.	37,081	814,299
Pfizer, Inc.	820,724	29,037,215
Viatris, Inc.	174,317	1,873,908
Zoetis, Inc.	67,183	12,799,033
		319,554,841
Pipelines — 0.3%
Kinder Morgan, Inc.	286,731	4,937,508
ONEOK, Inc.	65,050	4,241,260
Targa Resources Corp.	32,859	2,834,089
Williams Cos., Inc.	177,102	6,115,332
		18,128,189
Real Estate — 0.1%
CBRE Group, Inc., Class A†	45,189	3,843,324
REITS — 2.2%
Alexandria Real Estate Equities, Inc.	22,889	2,662,906
American Tower Corp.	67,754	12,285,155
AvalonBay Communities, Inc.	20,644	3,794,780
Boston Properties, Inc.	20,749	1,385,411
Camden Property Trust	15,521	1,670,370
Crown Castle, Inc.	63,048	6,336,324
Digital Realty Trust, Inc.	42,356	5,579,132
Equinix, Inc.	13,597	10,624,424
Equity Residential	49,577	3,214,077
Essex Property Trust, Inc.	9,331	2,224,417
Extra Space Storage, Inc.	30,706	3,951,248
Federal Realty Investment Trust	10,666	1,044,628
Healthpeak Properties, Inc.	79,523	1,636,583
Host Hotels & Resorts, Inc.	103,401	1,632,702
Invitation Homes, Inc.	84,514	2,881,082
Iron Mountain, Inc.	42,397	2,693,905
Kimco Realty Corp.	90,121	1,706,892
Mid-America Apartment Communities, Inc.	16,960	2,463,101
Prologis, Inc.	134,255	16,674,471
Public Storage	23,004	6,357,846
Realty Income Corp.	97,874	5,484,859
Regency Centers Corp.	23,888	1,485,834
SBA Communications Corp.	15,750	3,536,347
Simon Property Group, Inc.	47,538	5,395,088
UDR, Inc.	44,984	1,794,862
Ventas, Inc.	58,160	2,540,429
VICI Properties, Inc.	145,998	4,502,578
Welltower, Inc.	72,259	5,988,826
Weyerhaeuser Co.	106,462	3,486,630
		125,034,907
Retail — 4.7%
AutoZone, Inc.†	2,675	6,771,308
Bath & Body Works, Inc.	33,285	1,227,218
Best Buy Co., Inc.	28,293	2,163,000
CarMax, Inc.†	23,001	1,878,722
Chipotle Mexican Grill, Inc.†	4,011	7,727,753
Costco Wholesale Corp.	64,474	35,414,279
Security Description	Shares or Principal Amount	Value

Retail (continued)
Darden Restaurants, Inc.	17,581	$ 2,734,021
Dollar General Corp.	31,854	4,411,779
Dollar Tree, Inc.†	30,229	3,698,820
Domino's Pizza, Inc.	5,138	1,990,461
Genuine Parts Co.	20,428	3,140,396
Home Depot, Inc.	147,223	48,627,757
Lowe's Cos., Inc.	86,699	19,982,386
McDonald's Corp.	106,142	29,841,823
O'Reilly Automotive, Inc.†	8,851	8,317,285
Ross Stores, Inc.	49,728	6,057,368
Starbucks Corp.	166,665	16,239,838
Target Corp.	67,101	8,491,632
TJX Cos., Inc.	167,406	15,481,707
Tractor Supply Co.	15,929	3,480,486
Ulta Beauty, Inc.†	7,282	3,022,248
Walgreens Boots Alliance, Inc.	104,111	2,635,049
Walmart, Inc.	203,915	33,158,618
Yum! Brands, Inc.	40,719	5,268,224
		271,762,178
Semiconductors — 7.2%
Advanced Micro Devices, Inc.†	234,117	24,750,849
Analog Devices, Inc.	73,542	13,368,465
Applied Materials, Inc.	122,865	18,768,857
Broadcom, Inc.	60,613	55,939,132
Intel Corp.	606,387	21,308,439
KLA Corp.	19,946	10,010,299
Lam Research Corp.	19,531	13,718,574
Microchip Technology, Inc.	79,639	6,517,656
Micron Technology, Inc.	159,105	11,127,804
Monolithic Power Systems, Inc.	6,550	3,413,925
NVIDIA Corp.	359,547	177,454,422
NXP Semiconductors NV	37,762	7,768,399
ON Semiconductor Corp.†	62,786	6,181,910
Qorvo, Inc.†	14,522	1,559,518
QUALCOMM, Inc.	161,955	18,548,706
Skyworks Solutions, Inc.	23,138	2,516,026
Teradyne, Inc.	22,540	2,431,390
Texas Instruments, Inc.	131,956	22,176,525
		417,560,896
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	5,799	1,277,636
Software — 10.2%
Activision Blizzard, Inc.	104,007	9,567,604
Adobe, Inc.†	66,687	37,300,707
Akamai Technologies, Inc.†	22,127	2,325,326
ANSYS, Inc.†	12,599	4,017,443
Autodesk, Inc.†	31,134	6,909,880
Broadridge Financial Solutions, Inc.	17,152	3,193,874
Cadence Design Systems, Inc.†	39,643	9,531,763
Ceridian HCM Holding, Inc.†	22,539	1,634,528
Electronic Arts, Inc.	37,874	4,544,122
Fair Isaac Corp.†	3,634	3,287,280
Fidelity National Information Services, Inc.	86,129	4,811,166
Fiserv, Inc.†	89,745	10,894,146
Intuit, Inc.	40,786	22,098,263
Jack Henry & Associates, Inc.	10,595	1,661,084
Microsoft Corp.	1,080,983	354,302,988
MSCI, Inc.	11,640	6,327,737
Oracle Corp.	223,726	26,934,373
Paychex, Inc.	46,645	5,701,418
Paycom Software, Inc.	7,067	2,083,634

VALIC Company I Stock Index Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
PTC, Inc.†	15,486	$ 2,279,075
Roper Technologies, Inc.	15,497	7,733,933
Salesforce, Inc.†	142,332	31,520,845
ServiceNow, Inc.†	29,620	17,441,145
Synopsys, Inc.†	22,142	10,160,742
Take-Two Interactive Software, Inc.†	23,051	3,277,852
Tyler Technologies, Inc.†	6,095	2,428,431
		591,969,359
Telecommunications — 1.7%
Arista Networks, Inc.†	36,303	7,087,435
AT&T, Inc.	1,039,333	15,371,735
Cisco Systems, Inc.	595,457	34,149,459
Corning, Inc.	111,234	3,650,700
Juniper Networks, Inc.	46,754	1,361,477
Motorola Solutions, Inc.	24,383	6,914,287
T-Mobile US, Inc.†	83,732	11,408,485
Verizon Communications, Inc.	611,183	21,379,181
		101,322,759
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.	18,942	1,363,824
Transportation — 1.3%
C.H. Robinson Worldwide, Inc.	16,928	1,530,799
CSX Corp.	295,569	8,926,184
Expeditors International of Washington, Inc.	22,213	2,592,479
FedEx Corp.	33,619	8,775,231
JB Hunt Transport Services, Inc.	12,055	2,264,893
Norfolk Southern Corp.	33,095	6,784,806
Old Dominion Freight Line, Inc.	13,072	5,586,581
Union Pacific Corp.	88,638	19,550,884
United Parcel Service, Inc., Class B	105,370	17,849,678
		73,861,535
Security Description	Shares or Principal Amount	Value

Water — 0.1%
American Water Works Co., Inc.	28,298	$ 3,926,065
Total Long-Term Investment Securities (cost $2,003,891,395)		5,474,877,130
SHORT-TERM INVESTMENTS — 0.3%
U.S. Government — 0.3%
United States Treasury Bills
4.30%, 10/05/2023 to 10/05/2023(2)	$ 12,800,000	12,736,110
4.45%, 11/02/2023(2)	300,000	297,272
5.28%, 10/17/2023 to 11/09/2023(2)	4,440,000	4,401,422
5.29%, 11/24/2023(2)	2,200,000	2,172,728
Total Short-Term Investments (cost $19,620,040)		19,607,532
REPURCHASE AGREEMENTS — 5.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 08/31/2023, to be repurchased 09/01/2023 in the amount of $308,553,891 and collateralized by $308,590,600 of United States Treasury Notes, bearing interest at 4.63% due 03/15/2026 and having an approximate value of $314,711,050 (cost $308,540,178)	308,540,178	308,540,178
TOTAL INVESTMENTS (cost $2,332,051,613)	99.9%	5,803,024,840
Other assets less liabilities	0.1	5,103,871
NET ASSETS	100.0%	$5,808,128,711
†	Non-income producing security
(1)	Security represents an investment in an affiliated company (see Note 3)
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
1,493	Long	S&P 500 E-Mini Index	September 2023	$329,259,253	$337,119,400	$7,860,147
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$5,474,877,130	$—	$—	$5,474,877,130
Short-Term Investments	—	19,607,532	—	19,607,532
Repurchase Agreements	—	308,540,178	—	308,540,178
Total Investments at Value	$5,474,877,130	$328,147,710	$—	$5,803,024,840
Other Financial Instruments:†
Futures Contracts	$7,860,147	$—	$—	$7,860,147
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.9%
Advertising — 0.1%
Interpublic Group of Cos., Inc.	6,177	$ 201,432
Omnicom Group, Inc.	3,298	267,171
		468,603
Aerospace/Defense — 1.0%
Boeing Co.†	2,593	580,910
Curtiss-Wright Corp.	1,760	366,062
General Dynamics Corp.	3,221	730,008
HEICO Corp.	848	143,066
HEICO Corp., Class A	1,387	187,841
Hexcel Corp.	1,798	131,793
Howmet Aerospace, Inc.	3,884	192,142
L3Harris Technologies, Inc.	2,103	374,523
Lockheed Martin Corp.	2,223	996,682
Northrop Grumman Corp.	1,139	493,290
RTX Corp.	10,786	928,028
TransDigm Group, Inc.†	398	359,732
		5,484,077
Agriculture — 0.7%
Altria Group, Inc.	13,711	606,301
Archer-Daniels-Midland Co.	14,317	1,135,338
Bunge, Ltd.	1,506	172,166
Darling Ingredients, Inc.†	4,578	282,737
Philip Morris International, Inc.	16,716	1,605,739
		3,802,281
Airlines — 0.1%
Alaska Air Group, Inc.†	1,802	75,630
Southwest Airlines Co.	2,102	66,423
United Airlines Holdings, Inc.†	6,463	321,922
		463,975
Apparel — 0.7%
Capri Holdings, Ltd.†	6,871	360,659
Carter's, Inc.	4,707	336,880
Columbia Sportswear Co.	3,330	244,222
Deckers Outdoor Corp.†	307	162,431
NIKE, Inc., Class B	12,017	1,222,249
PVH Corp.	2,866	239,598
Skechers USA, Inc., Class A†	6,356	319,770
Tapestry, Inc.	16,354	544,915
Under Armour, Inc., Class A†	29,725	227,099
Under Armour, Inc., Class C†	42,048	289,711
VF Corp.	4,024	79,514
		4,027,048
Auto Manufacturers — 1.3%
Cummins, Inc.	1,888	434,316
Ford Motor Co.	25,701	311,753
General Motors Co.	3,099	103,847
PACCAR, Inc.	5,019	413,013
Tesla, Inc.†	23,185	5,983,585
		7,246,514
Auto Parts & Equipment — 0.3%
Allison Transmission Holdings, Inc.	10,552	637,868
Aptiv PLC†	958	97,189
BorgWarner, Inc.	13,859	564,754
Gentex Corp.	6,242	203,864
Phinia, Inc.†	2,771	77,034
		1,580,709
Security Description	Shares or Principal Amount	Value

Banks — 2.8%
Bank of America Corp.	70,013	$ 2,007,273
Bank of New York Mellon Corp.	13,957	626,251
Bank OZK	5,475	219,931
Citigroup, Inc.	20,930	864,200
Citizens Financial Group, Inc.	6,181	173,871
Comerica, Inc.	2,040	98,144
Commerce Bancshares, Inc.	2,104	103,285
Fifth Third Bancorp	4,933	130,971
First Horizon Corp.	11,556	145,028
FNB Corp.	14,502	168,658
Huntington Bancshares, Inc.	9,786	108,527
JPMorgan Chase & Co.	33,620	4,919,615
KeyCorp	11,620	131,655
M&T Bank Corp.	1,071	133,929
Morgan Stanley	15,822	1,347,243
Pinnacle Financial Partners, Inc.	2,030	135,117
PNC Financial Services Group, Inc.	3,005	362,794
Popular, Inc.	5,631	384,485
Prosperity Bancshares, Inc.	1,772	100,667
Regions Financial Corp.	10,439	191,451
State Street Corp.	6,523	448,391
Synovus Financial Corp.	5,759	178,299
Truist Financial Corp.	11,429	349,156
US Bancorp	8,799	321,427
Wells Fargo & Co.	34,294	1,415,999
Western Alliance Bancorp	2,028	101,420
Wintrust Financial Corp.	3,010	233,606
Zions Bancorp NA	3,819	135,574
		15,536,967
Beverages — 1.3%
Boston Beer Co., Inc., Class A†	792	289,421
Brown-Forman Corp., Class A	3,573	240,213
Brown-Forman Corp., Class B	3,610	238,729
Coca-Cola Co.	27,205	1,627,675
Constellation Brands, Inc., Class A	1,663	433,311
Keurig Dr Pepper, Inc.	9,664	325,194
Molson Coors Beverage Co., Class B	16,217	1,029,617
Monster Beverage Corp.†	13,486	774,231
PepsiCo, Inc.	13,644	2,427,541
		7,385,932
Biotechnology — 1.7%
Amgen, Inc.	6,705	1,718,760
Biogen, Inc.†	3,102	829,351
BioMarin Pharmaceutical, Inc.†	1,531	139,903
Bio-Rad Laboratories, Inc., Class A†	199	79,640
Corteva, Inc.	4,732	239,013
Exelixis, Inc.†	17,733	397,042
Gilead Sciences, Inc.	18,145	1,387,730
Incyte Corp.†	10,830	698,860
Moderna, Inc.†	1,632	184,530
Regeneron Pharmaceuticals, Inc.†	1,411	1,166,177
Royalty Pharma PLC, Class A	4,546	135,562
Seagen, Inc.†	968	199,476
United Therapeutics Corp.†	2,943	660,291
Vertex Pharmaceuticals, Inc.†	4,686	1,632,321
		9,468,656
Building Materials — 1.2%
Builders FirstSource, Inc.†	11,467	1,663,174
Carrier Global Corp.	6,799	390,603
Eagle Materials, Inc.	536	101,476
Johnson Controls International PLC	3,631	214,447

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building Materials (continued)
Lennox International, Inc.	1,638	$ 617,215
Louisiana-Pacific Corp.	7,101	443,670
Martin Marietta Materials, Inc.	470	209,813
Masco Corp.	11,900	702,219
MDU Resources Group, Inc.	9,240	188,126
Owens Corning	7,543	1,085,513
Trane Technologies PLC	1,944	399,025
Trex Co., Inc.†	4,518	322,450
Vulcan Materials Co.	1,198	261,463
		6,599,194
Chemicals — 1.2%
Air Products & Chemicals, Inc.	1,561	461,260
Axalta Coating Systems, Ltd.†	3,736	105,729
Celanese Corp.	1,819	229,849
CF Industries Holdings, Inc.	4,102	316,141
Dow, Inc.	11,749	641,025
DuPont de Nemours, Inc.	2,617	201,221
Eastman Chemical Co.	841	71,493
Ecolab, Inc.	1,219	224,064
FMC Corp.	1,603	138,227
Huntsman Corp.	4,439	123,715
Linde PLC	2,934	1,135,575
LyondellBasell Industries NV, Class A	1,741	171,959
Mosaic Co.	8,152	316,705
NewMarket Corp.	493	231,532
Olin Corp.	7,094	411,594
PPG Industries, Inc.	927	131,412
RPM International, Inc.	5,109	509,572
Sherwin-Williams Co.	2,760	749,947
Valvoline, Inc.	2,172	74,804
Westlake Corp.	5,320	696,814
		6,942,638
Commercial Services — 1.8%
ADT, Inc.	53,301	342,192
Automatic Data Processing, Inc.	1,471	374,531
Booz Allen Hamilton Holding Corp.	2,383	270,018
Cintas Corp.	1,542	777,430
CoStar Group, Inc.†	1,561	127,986
Equifax, Inc.	448	92,602
Euronet Worldwide, Inc.†	816	71,286
FleetCor Technologies, Inc.†	1,809	491,559
FTI Consulting, Inc.†	1,535	285,234
Gartner, Inc.†	3,415	1,194,157
Global Payments, Inc.	587	74,367
Grand Canyon Education, Inc.†	5,949	697,520
H&R Block, Inc.	14,763	590,225
ManpowerGroup, Inc.	5,400	425,898
MarketAxess Holdings, Inc.	347	83,603
Moody's Corp.	3,179	1,070,687
PayPal Holdings, Inc.†	1,460	91,265
Quanta Services, Inc.	1,837	385,531
Robert Half, Inc.	10,430	771,403
Rollins, Inc.	17,870	707,116
S&P Global, Inc.	1,113	435,027
Service Corp. International	3,453	217,919
United Rentals, Inc.	425	202,529
Verisk Analytics, Inc.	1,221	295,751
WEX, Inc.†	637	124,967
WillScot Mobile Mini Holdings Corp.†	2,256	92,541
		10,293,344
Security Description	Shares or Principal Amount	Value

Computers — 8.4%
Accenture PLC, Class A	9,896	$ 3,204,028
Amdocs, Ltd.	9,179	818,767
Apple, Inc.	174,532	32,789,327
CACI International, Inc., Class A†	2,604	854,138
Cognizant Technology Solutions Corp., Class A	16,965	1,214,864
DXC Technology Co.†	38,054	789,240
EPAM Systems, Inc.†	1,231	318,817
Fortinet, Inc.†	14,383	866,000
Genpact, Ltd.	19,906	743,091
Hewlett Packard Enterprise Co.	25,293	429,728
HP, Inc.	20,380	605,490
International Business Machines Corp.	10,598	1,556,104
Leidos Holdings, Inc.	3,080	300,331
NCR Corp.†	29,037	893,178
NetApp, Inc.	6,713	514,887
Pure Storage, Inc., Class A†	10,699	391,476
Science Applications International Corp.	5,245	617,127
		46,906,593
Cosmetics/Personal Care — 1.1%
Colgate-Palmolive Co.	16,341	1,200,573
Coty, Inc., Class A†	24,673	285,220
Estee Lauder Cos., Inc., Class A	4,228	678,721
Procter & Gamble Co.	27,741	4,281,546
		6,446,060
Distribution/Wholesale — 1.0%
Copart, Inc.†	7,126	319,458
Fastenal Co.	19,014	1,094,826
Ferguson PLC	1,328	214,552
LKQ Corp.	18,871	991,294
Pool Corp.	1,561	570,702
Watsco, Inc.#	2,482	904,813
WESCO International, Inc.	735	118,960
WW Grainger, Inc.	2,060	1,471,128
		5,685,733
Diversified Financial Services — 3.7%
Affiliated Managers Group, Inc.	2,141	286,915
Ally Financial, Inc.	18,759	519,437
American Express Co.	4,554	719,486
Ameriprise Financial, Inc.	2,740	924,969
Apollo Global Management, Inc.	2,927	255,644
BlackRock, Inc.	971	680,224
Capital One Financial Corp.	7,470	764,853
Cboe Global Markets, Inc.	1,639	245,375
Charles Schwab Corp.	11,218	663,545
CME Group, Inc.	1,915	388,132
Credit Acceptance Corp.#†	376	188,666
Discover Financial Services	4,724	425,491
Evercore, Inc., Class A	4,663	653,053
Franklin Resources, Inc.	3,955	105,757
Interactive Brokers Group, Inc., Class A	1,068	97,273
Intercontinental Exchange, Inc.	2,751	324,590
Invesco, Ltd.	30,341	483,029
Janus Henderson Group PLC	9,194	252,559
Jefferies Financial Group, Inc.	22,096	788,606
Lazard, Ltd., Class A	2,181	75,768
LPL Financial Holdings, Inc.	3,763	867,710
Mastercard, Inc., Class A	8,392	3,462,875
Nasdaq, Inc.	3,340	175,283
OneMain Holdings, Inc.	15,992	663,828
Raymond James Financial, Inc.	3,901	408,006
SEI Investments Co.	7,031	436,344

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
SLM Corp.	10,804	$ 153,849
Stifel Financial Corp.	6,060	394,021
Synchrony Financial	16,220	523,582
T. Rowe Price Group, Inc.	2,556	286,860
Tradeweb Markets, Inc., Class A	2,357	203,716
Virtu Financial, Inc., Class A	13,605	254,958
Visa, Inc., Class A	14,138	3,473,424
Voya Financial, Inc.	6,407	446,440
Western Union Co.	29,124	359,681
		20,953,949
Electric — 1.6%
AES Corp.	5,389	96,625
Alliant Energy Corp.	4,577	229,628
Ameren Corp.	3,279	259,926
American Electric Power Co., Inc.	3,500	274,400
Avangrid, Inc.#	4,071	140,449
Brookfield Renewable Corp., Class A#	14,963	418,216
CenterPoint Energy, Inc.	9,056	252,572
Clearway Energy, Inc., Class A	8,083	189,466
Clearway Energy, Inc., Class C	10,316	255,527
CMS Energy Corp.	4,381	246,168
Consolidated Edison, Inc.	4,297	382,261
Constellation Energy Corp.	4,210	438,514
Dominion Energy, Inc.	4,281	207,800
DTE Energy Co.	2,362	244,184
Duke Energy Corp.	4,455	395,604
Edison International	4,460	307,071
Entergy Corp.	2,252	214,503
Evergy, Inc.	3,635	199,816
Eversource Energy	3,103	198,033
Exelon Corp.	7,281	292,114
FirstEnergy Corp.	7,348	265,042
Hawaiian Electric Industries, Inc.	6,112	85,690
IDACORP, Inc.	2,125	203,660
NextEra Energy, Inc.	7,132	476,418
OGE Energy Corp.	6,161	209,782
PG&E Corp.†	16,833	274,378
Pinnacle West Capital Corp.	2,643	204,225
PPL Corp.	10,931	272,401
Public Service Enterprise Group, Inc.	4,164	254,337
Sempra	3,842	269,785
Southern Co.	5,763	390,328
Vistra Corp.	10,075	316,556
WEC Energy Group, Inc.	3,111	261,697
Xcel Energy, Inc.	4,147	236,918
		8,964,094
Electrical Components & Equipment — 0.3%
Acuity Brands, Inc.	4,700	758,016
AMETEK, Inc.	3,018	481,401
Emerson Electric Co.	3,574	351,146
Littelfuse, Inc.	513	137,012
		1,727,575
Electronics — 1.4%
Agilent Technologies, Inc.	3,892	471,204
Allegion PLC	1,934	220,109
Amphenol Corp., Class A	4,845	428,201
Arrow Electronics, Inc.†	2,374	316,763
Avnet, Inc.	5,225	265,169
Fortive Corp.	4,774	376,430
Garmin, Ltd.	2,436	258,265
Security Description	Shares or Principal Amount	Value

Electronics (continued)
Honeywell International, Inc.	4,142	$ 778,447
Hubbell, Inc.	1,522	496,248
Jabil, Inc.	4,852	555,166
Keysight Technologies, Inc.†	4,570	609,181
Mettler-Toledo International, Inc.†	703	853,076
National Instruments Corp.	14,865	885,954
nVent Electric PLC	7,973	450,793
Sensata Technologies Holding PLC	4,742	178,394
TD SYNNEX Corp.	5,313	540,598
Trimble, Inc.†	1,673	91,664
		7,775,662
Energy-Alternate Sources — 0.0%
Enphase Energy, Inc.†	687	86,926
First Solar, Inc.†	908	171,721
		258,647
Engineering & Construction — 0.2%
AECOM	8,900	780,975
EMCOR Group, Inc.	770	172,672
Jacobs Solutions, Inc.	1,571	211,802
MasTec, Inc.†	1,542	153,414
		1,318,863
Entertainment — 0.2%
Liberty Media Corp.-Liberty Live†	4,164	140,119
Liberty Media Corp.-Liberty Live†	4,528	150,828
Madison Square Garden Sports Corp.	1,303	231,934
Marriott Vacations Worldwide Corp.	3,363	365,524
Penn Entertainment, Inc.†	17,388	411,922
Vail Resorts, Inc.	429	97,091
		1,397,418
Environmental Control — 0.2%
Clean Harbors, Inc.†	772	130,730
Pentair PLC	2,683	188,508
Republic Services, Inc.	3,350	482,835
Stericycle, Inc.†	2,453	108,447
Waste Management, Inc.	3,056	479,120
		1,389,640
Food — 2.2%
Albertsons Cos., Inc., Class A	44,777	1,003,005
Campbell Soup Co.	5,454	227,432
Conagra Brands, Inc.	13,301	397,434
Flowers Foods, Inc.	34,129	804,079
General Mills, Inc.	7,709	521,591
Grocery Outlet Holding Corp.†	3,845	118,618
Hershey Co.	4,715	1,013,065
Hormel Foods Corp.	6,242	240,879
Ingredion, Inc.	4,950	509,405
J.M. Smucker Co.	4,333	628,068
Kellogg Co.	4,766	290,821
Kraft Heinz Co.	19,885	657,995
Kroger Co.	32,083	1,488,330
Lamb Weston Holdings, Inc.	2,997	291,938
McCormick & Co., Inc.	2,937	241,069
Mondelez International, Inc., Class A	10,913	777,660
Performance Food Group Co.†	1,676	104,130
Pilgrim's Pride Corp.†	8,726	219,546
Post Holdings, Inc.†	8,167	732,662
Seaboard Corp.	180	678,659
Sysco Corp.	5,966	415,532

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food (continued)
Tyson Foods, Inc., Class A	6,301	$ 335,654
US Foods Holding Corp.†	9,871	399,085
		12,096,657
Food Service — 0.0%
Aramark	3,278	121,876
Forest Products & Paper — 0.0%
International Paper Co.	5,247	183,225
Gas — 0.2%
Atmos Energy Corp.	2,375	275,381
National Fuel Gas Co.	3,650	196,151
NiSource, Inc.	8,506	227,620
UGI Corp.	9,909	249,509
		948,661
Hand/Machine Tools — 0.3%
Lincoln Electric Holdings, Inc.	4,126	794,090
MSA Safety, Inc.	1,538	280,962
Regal Rexnord Corp.	1,196	193,979
Snap-on, Inc.	2,276	611,334
		1,880,365
Healthcare-Products — 2.5%
Abbott Laboratories	17,569	1,807,850
Align Technology, Inc.†	1,237	457,863
Avantor, Inc.†	4,963	107,449
Baxter International, Inc.	2,944	119,526
Bio-Techne Corp.	1,592	124,813
Boston Scientific Corp.†	10,929	589,510
Bruker Corp.	2,458	161,245
Cooper Cos., Inc.	520	192,395
Danaher Corp.	5,792	1,534,880
DENTSPLY SIRONA, Inc.	5,037	186,822
Edwards Lifesciences Corp.†	8,624	659,477
Enovis Corp.†	1,979	110,903
Envista Holdings Corp.†	5,042	161,445
GE HealthCare Technologies, Inc.	2,985	210,293
Globus Medical, Inc., Class A†	3,001	162,354
Hologic, Inc.†	5,247	392,161
IDEXX Laboratories, Inc.†	2,324	1,188,517
Insulet Corp.†	598	114,643
Intuitive Surgical, Inc.†	1,718	537,184
Medtronic PLC	5,351	436,107
Penumbra, Inc.†	488	129,076
QIAGEN NV†	6,756	307,330
ResMed, Inc.	2,298	366,738
Revvity, Inc.	1,894	221,655
STERIS PLC	942	216,274
Stryker Corp.	2,110	598,290
Tandem Diabetes Care, Inc.†	2,347	64,214
Teleflex, Inc.	562	119,560
Thermo Fisher Scientific, Inc.	3,169	1,765,450
Waters Corp.†	2,033	570,866
West Pharmaceutical Services, Inc.	854	347,493
Zimmer Biomet Holdings, Inc.	1,615	192,379
		14,154,762
Healthcare-Services — 2.8%
Acadia Healthcare Co., Inc.†	1,482	114,262
Amedisys, Inc.†	2,951	276,656
Centene Corp.†	16,520	1,018,458
Charles River Laboratories International, Inc.†	986	203,925
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
Chemed Corp.	1,548	$ 791,709
DaVita, Inc.†	3,383	346,487
Elevance Health, Inc.	4,103	1,813,567
Encompass Health Corp.	2,379	169,004
Fortrea Holdings, Inc.†	3,333	91,824
HCA Healthcare, Inc.	2,521	699,073
Humana, Inc.	1,977	912,643
IQVIA Holdings, Inc.†	1,636	364,223
Laboratory Corp. of America Holdings	3,333	693,597
Molina Healthcare, Inc.†	2,153	667,688
Quest Diagnostics, Inc.	5,363	705,234
Syneos Health, Inc.†	16,290	696,072
UnitedHealth Group, Inc.	11,782	5,615,066
Universal Health Services, Inc., Class B	1,879	253,101
		15,432,589
Home Builders — 0.6%
D.R. Horton, Inc.	2,026	241,135
Lennar Corp., Class A	5,960	709,776
Lennar Corp., Class B	5,027	536,180
NVR, Inc.†	32	204,075
PulteGroup, Inc.	4,256	349,247
Thor Industries, Inc.	5,543	581,017
Toll Brothers, Inc.	10,013	820,365
		3,441,795
Home Furnishings — 0.2%
Dolby Laboratories, Inc., Class A	6,326	534,357
Tempur Sealy International, Inc.	11,995	560,407
Whirlpool Corp.	1,601	224,076
		1,318,840
Household Products/Wares — 0.4%
Avery Dennison Corp.	887	167,093
Church & Dwight Co., Inc.	4,268	413,014
Clorox Co.	3,758	587,939
Kimberly-Clark Corp.	4,920	633,844
Reynolds Consumer Products, Inc.	7,431	202,792
		2,004,682
Insurance — 3.8%
Aflac, Inc.	9,153	682,539
Allstate Corp.	1,900	204,839
American Financial Group, Inc.	2,300	266,616
Aon PLC, Class A	2,291	763,797
Arch Capital Group, Ltd.†	5,599	430,339
Arthur J. Gallagher & Co.	3,016	695,128
Assurant, Inc.	1,489	207,462
Assured Guaranty, Ltd.	3,132	184,287
Axis Capital Holdings, Ltd.	3,456	189,596
Berkshire Hathaway, Inc., Class B†	15,737	5,668,467
Brown & Brown, Inc.	3,458	256,238
Chubb, Ltd.	4,387	881,217
Cincinnati Financial Corp.	1,477	156,252
CNA Financial Corp.	8,130	319,753
Equitable Holdings, Inc.	9,785	281,808
Everest Group, Ltd.	674	243,098
Fidelity National Financial, Inc.	8,426	348,836
First American Financial Corp.	7,151	441,074
Globe Life, Inc.	1,991	222,136
Hanover Insurance Group, Inc.	1,845	196,898
Hartford Financial Services Group, Inc.	7,453	535,275
Loews Corp.	7,680	476,851
Markel Group, Inc.†	189	279,516

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Marsh & McLennan Cos., Inc.	6,495	$ 1,266,460
MetLife, Inc.	12,699	804,355
MGIC Investment Corp.	18,229	320,466
Old Republic International Corp.	20,062	548,696
Primerica, Inc.	1,068	214,625
Principal Financial Group, Inc.	6,530	507,446
Progressive Corp.	5,254	701,251
Prudential Financial, Inc.	2,899	274,448
Reinsurance Group of America, Inc.	2,069	286,805
RenaissanceRe Holdings, Ltd.	1,250	234,863
Ryan Specialty Holdings, Inc.†	3,509	171,064
Travelers Cos., Inc.	3,861	622,509
Unum Group	14,858	730,865
W.R. Berkley Corp.	3,842	237,666
White Mountains Insurance Group, Ltd.	196	311,383
Willis Towers Watson PLC	1,194	246,871
		21,411,795
Internet — 8.8%
Alphabet, Inc., Class A†	74,321	10,120,291
Alphabet, Inc., Class C†	65,490	8,995,052
Amazon.com, Inc.†	103,871	14,335,237
Booking Holdings, Inc.†	326	1,012,240
CDW Corp.	2,743	579,184
eBay, Inc.	6,857	307,056
Etsy, Inc.†	2,814	207,026
Expedia Group, Inc.†	1,582	171,473
F5, Inc.†	2,299	376,254
Gen Digital, Inc.	13,369	270,722
GoDaddy, Inc., Class A†	4,241	307,515
Match Group, Inc.†	3,280	153,734
Meta Platforms, Inc., Class A†	27,915	8,259,769
Netflix, Inc.†	2,022	876,901
Palo Alto Networks, Inc.†	3,329	809,946
Pinterest, Inc., Class A†	11,825	325,069
Spotify Technology SA†	1,251	192,616
Uber Technologies, Inc.†	6,426	303,500
VeriSign, Inc.†	4,199	872,510
Wayfair, Inc., Class A#†	3,500	241,885
Zillow Group, Inc., Class A†	7,206	366,930
Zillow Group, Inc., Class C†	7,635	398,242
		49,483,152
Iron/Steel — 0.7%
Cleveland-Cliffs, Inc.†	20,348	311,121
Nucor Corp.	5,025	864,803
Reliance Steel & Aluminum Co.	4,946	1,409,412
Steel Dynamics, Inc.	6,177	658,406
United States Steel Corp.	19,751	614,059
		3,857,801
Leisure Time — 0.1%
Harley-Davidson, Inc.	14,710	496,463
Polaris, Inc.	1,271	142,466
YETI Holdings, Inc.†	2,498	124,775
		763,704
Lodging — 0.4%
Boyd Gaming Corp.	7,007	468,558
Choice Hotels International, Inc.	747	94,794
Hilton Worldwide Holdings, Inc.	1,607	238,880
Hyatt Hotels Corp., Class A#	952	107,014
Las Vegas Sands Corp.	1,896	104,015
Security Description	Shares or Principal Amount	Value

Lodging (continued)
Marriott International, Inc., Class A	1,415	$ 287,967
MGM Resorts International	7,404	325,628
Travel & Leisure Co.	4,408	177,202
Wyndham Hotels & Resorts, Inc.	1,614	121,679
Wynn Resorts, Ltd.	968	98,136
		2,023,873
Machinery-Construction & Mining — 0.3%
BWX Technologies, Inc.	1,633	120,450
Caterpillar, Inc.	3,068	862,507
Oshkosh Corp.	7,564	785,370
		1,768,327
Machinery-Diversified — 1.1%
Cognex Corp.	4,077	191,945
Deere & Co.	1,522	625,451
Dover Corp.	2,414	357,996
Esab Corp.	10,317	744,578
Gates Industrial Corp. PLC†	44,477	546,177
Graco, Inc.	7,097	560,237
IDEX Corp.	1,139	257,870
Ingersoll Rand, Inc.	6,205	431,930
Middleby Corp.†	1,979	288,123
Nordson Corp.	1,533	374,267
Otis Worldwide Corp.	7,320	626,226
Rockwell Automation, Inc.	776	242,174
Toro Co.	4,273	437,213
Westinghouse Air Brake Technologies Corp.	5,002	562,825
Xylem, Inc.	1,999	206,976
		6,453,988
Media — 1.9%
Cable One, Inc.	138	89,779
Charter Communications, Inc., Class A†	1,347	590,148
Comcast Corp., Class A	43,580	2,037,801
FactSet Research Systems, Inc.	1,505	656,797
Fox Corp., Class A	18,887	624,404
Fox Corp., Class B	18,427	562,392
Liberty Broadband Corp., Class A†	761	71,260
Liberty Broadband Corp., Class C†	755	70,638
Liberty Media Corp.-Liberty Formula One, Class A†	3,732	226,346
Liberty Media Corp.-Liberty Formula One, Class C†	4,993	343,468
Liberty Media Corp.-Liberty SiriusXM†	15,662	382,779
Liberty Media Corp.-Liberty SiriusXM#†	17,317	416,127
New York Times Co., Class A	7,634	337,957
News Corp., Class A	25,911	556,827
News Corp., Class B	27,148	597,256
Nexstar Media Group, Inc.	4,359	709,645
Sirius XM Holdings, Inc.	95,215	418,946
Walt Disney Co.†	8,998	752,953
Warner Bros. Discovery, Inc.†	36,862	484,367
World Wrestling Entertainment, Inc., Class A	5,282	509,977
		10,439,867
Metal Fabricate/Hardware — 0.1%
Advanced Drainage Systems, Inc.	1,208	154,817
Timken Co.	2,712	207,251
Valmont Industries, Inc.	640	162,240
		524,308

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mining — 0.0%
Freeport-McMoRan, Inc.	4,471	$ 178,438
Newmont Corp.	1,849	72,887
		251,325
Miscellaneous Manufacturing — 1.2%
3M Co.	6,953	741,677
A.O. Smith Corp.	5,563	403,318
Axon Enterprise, Inc.†	487	103,687
Carlisle Cos., Inc.	1,773	466,334
Donaldson Co., Inc.	7,867	502,465
Eaton Corp. PLC	3,577	824,033
General Electric Co.	8,957	1,025,218
Illinois Tool Works, Inc.	3,411	843,711
ITT, Inc.	1,093	111,792
Parker-Hannifin Corp.	1,752	730,409
Teledyne Technologies, Inc.†	432	180,706
Textron, Inc.	9,466	735,603
		6,668,953
Office/Business Equipment — 0.1%
Zebra Technologies Corp., Class A†	1,111	305,536
Oil & Gas — 3.0%
Antero Resources Corp.†	8,948	247,591
APA Corp.	10,081	441,951
Chesapeake Energy Corp.#	2,149	189,563
Chevron Corp.	19,902	3,206,212
ConocoPhillips	12,274	1,460,974
Coterra Energy, Inc.	4,985	140,527
Devon Energy Corp.	3,799	194,091
Diamondback Energy, Inc.	1,580	239,812
EOG Resources, Inc.	4,019	516,924
EQT Corp.	7,281	314,685
Exxon Mobil Corp.	43,551	4,842,436
Hess Corp.	1,479	228,506
HF Sinclair Corp.	7,489	412,569
Marathon Oil Corp.	22,003	579,779
Marathon Petroleum Corp.	7,812	1,115,319
Occidental Petroleum Corp.	9,702	609,189
Ovintiv, Inc.	6,481	304,348
Phillips 66	7,028	802,316
Pioneer Natural Resources Co.	1,267	301,457
Valero Energy Corp.	6,145	798,236
		16,946,485
Oil & Gas Services — 0.1%
Baker Hughes Co.	2,765	100,065
Schlumberger NV	6,733	396,978
		497,043
Packaging & Containers — 0.4%
Amcor PLC	15,603	151,973
AptarGroup, Inc.	1,807	239,536
Ardagh Group SA#†	10,044	90,145
Berry Global Group, Inc.	5,216	340,813
Graphic Packaging Holding Co.	9,181	204,185
Packaging Corp. of America	1,293	192,786
Silgan Holdings, Inc.	6,076	274,210
Sonoco Products Co.	3,817	219,287
WestRock Co.	12,819	419,310
		2,132,245
Security Description	Shares or Principal Amount	Value

Pharmaceuticals — 5.5%
AbbVie, Inc.	24,468	$ 3,595,817
Becton Dickinson & Co.	1,695	473,668
Bristol-Myers Squibb Co.	30,906	1,905,355
Cardinal Health, Inc.	9,632	841,163
Cencora, Inc.	3,098	545,186
Cigna Group	5,451	1,505,893
CVS Health Corp.	22,391	1,459,221
Dexcom, Inc.†	1,086	109,664
Elanco Animal Health, Inc.†	25,693	313,455
Eli Lilly & Co.	10,497	5,817,437
Henry Schein, Inc.†	10,640	814,386
Jazz Pharmaceuticals PLC†	4,182	599,532
Johnson & Johnson	29,183	4,718,307
McKesson Corp.	2,711	1,117,800
Merck & Co., Inc.	26,162	2,851,135
Neurocrine Biosciences, Inc.†	959	104,425
Perrigo Co. PLC	6,492	227,220
Pfizer, Inc.	53,674	1,898,986
Premier, Inc., Class A	5,730	123,367
Viatris, Inc.	83,663	899,377
Zoetis, Inc.	4,862	926,260
		30,847,654
Pipelines — 0.4%
Antero Midstream Corp.	20,176	244,533
Cheniere Energy, Inc.	3,171	517,507
DT Midstream, Inc.	2,453	128,267
Kinder Morgan, Inc.	18,697	321,962
ONEOK, Inc.	3,067	199,969
Targa Resources Corp.	4,592	396,060
Williams Cos., Inc.	9,396	324,444
		2,132,742
Private Equity — 0.1%
Ares Management Corp., Class A	2,488	257,359
Blackstone, Inc.	657	69,885
		327,244
Real Estate — 0.1%
CBRE Group, Inc., Class A†	3,558	302,608
Jones Lang LaSalle, Inc.†	820	141,696
		444,304
REITS — 1.8%
Agree Realty Corp.	2,052	126,855
Alexandria Real Estate Equities, Inc.	1,373	159,735
American Homes 4 Rent, Class A	5,902	212,708
American Tower Corp.	1,322	239,705
Americold Realty Trust, Inc.	7,157	240,833
Annaly Capital Management, Inc.	13,236	268,294
Apartment Income REIT Corp.	2,774	94,482
AvalonBay Communities, Inc.	982	180,511
Brixmor Property Group, Inc.	8,790	193,204
Camden Property Trust	2,323	250,001
Cousins Properties, Inc.	9,108	214,038
Crown Castle, Inc.	1,839	184,820
CubeSmart	3,427	142,940
EPR Properties	4,627	207,197
Equinix, Inc.	344	268,795
Equity LifeStyle Properties, Inc.	2,440	163,382
Equity Residential	2,967	192,351
Essex Property Trust, Inc.	762	181,653
Extra Space Storage, Inc.	993	127,779
First Industrial Realty Trust, Inc.	3,633	188,698

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
Gaming & Leisure Properties, Inc.	4,746	$ 224,960
Healthcare Realty Trust, Inc.	4,356	76,317
Healthpeak Properties, Inc.	4,405	90,655
Highwoods Properties, Inc.	9,984	237,919
Host Hotels & Resorts, Inc.	20,141	318,026
Invitation Homes, Inc.	5,024	171,268
Iron Mountain, Inc.	6,023	382,701
Kilroy Realty Corp.	6,683	246,937
Lamar Advertising Co., Class A	1,391	126,887
Mid-America Apartment Communities, Inc.	1,237	179,650
NNN REIT, Inc.	3,170	124,866
Park Hotels & Resorts, Inc.	28,404	364,423
Prologis, Inc.	2,930	363,906
Public Storage	813	224,697
Rayonier, Inc.	4,068	121,633
Realty Income Corp.	4,794	268,656
Regency Centers Corp.	2,705	168,251
Rexford Industrial Realty, Inc.	1,756	93,893
Rithm Capital Corp.	43,353	446,969
SBA Communications Corp.	499	112,041
Simon Property Group, Inc.	1,071	121,548
Starwood Property Trust, Inc.	6,258	127,851
Sun Communities, Inc.	1,424	174,326
UDR, Inc.	3,532	140,927
VICI Properties, Inc.	11,383	351,052
Vornado Realty Trust	18,636	447,637
Welltower, Inc.	2,086	172,888
Weyerhaeuser Co.	5,774	189,099
WP Carey, Inc.	2,677	174,139
		10,082,103
Retail — 7.0%
Advance Auto Parts, Inc.	3,143	216,301
AutoNation, Inc.†	10,335	1,623,525
AutoZone, Inc.†	676	1,711,179
Bath & Body Works, Inc.	13,167	485,467
Best Buy Co., Inc.	8,259	631,401
BJ's Wholesale Club Holdings, Inc.†	1,374	92,594
Burlington Stores, Inc.†	1,088	176,539
CarMax, Inc.†	1,260	102,917
Casey's General Stores, Inc.	3,951	965,664
Chipotle Mexican Grill, Inc.†	148	285,143
Costco Wholesale Corp.	4,925	2,705,204
Darden Restaurants, Inc.	1,737	270,121
Dick's Sporting Goods, Inc.	5,664	658,950
Dollar General Corp.	3,903	540,565
Dollar Tree, Inc.†	4,700	575,092
Domino's Pizza, Inc.	1,977	765,890
Five Below, Inc.†	523	89,935
Floor & Decor Holdings, Inc., Class A†	1,674	166,898
GameStop Corp., Class A†	5,620	104,251
Gap, Inc.	27,191	314,872
Genuine Parts Co.	7,021	1,079,338
Home Depot, Inc.	13,258	4,379,117
Kohl's Corp.	11,845	315,551
Lithia Motors, Inc.	425	130,908
Lowe's Cos., Inc.	11,356	2,617,331
Lululemon Athletica, Inc.†	2,087	795,690
Macy's, Inc.	32,625	399,004
McDonald's Corp.	5,758	1,618,862
MSC Industrial Direct Co., Inc., Class A	7,723	788,209
Nordstrom, Inc.	14,400	233,568
Security Description	Shares or Principal Amount	Value

Retail (continued)
Ollie's Bargain Outlet Holdings, Inc.†	1,994	$ 153,698
O'Reilly Automotive, Inc.†	1,934	1,817,380
Penske Automotive Group, Inc.#	7,724	1,269,053
Petco Health & Wellness Co., Inc.†	11,806	60,093
Ross Stores, Inc.	2,319	282,477
Starbucks Corp.	6,492	632,580
Target Corp.	6,673	844,468
Texas Roadhouse, Inc.	1,493	155,421
TJX Cos., Inc.	10,489	970,023
Tractor Supply Co.	4,995	1,091,407
Ulta Beauty, Inc.†	1,545	641,221
Victoria's Secret & Co.†	8,271	158,638
Walgreens Boots Alliance, Inc.	9,927	251,252
Walmart, Inc.	23,787	3,868,004
Wendy's Co.	4,185	82,821
Williams-Sonoma, Inc.#	5,638	796,086
Wingstop, Inc.	590	94,778
Yum! Brands, Inc.	7,732	1,000,366
		39,009,852
Savings & Loans — 0.1%
New York Community Bancorp, Inc.	17,008	208,858
TFS Financial Corp.	9,616	130,874
		339,732
Semiconductors — 6.2%
Advanced Micro Devices, Inc.†	10,897	1,152,031
Allegro MicroSystems, Inc.†	11,893	454,907
Analog Devices, Inc.	3,966	720,939
Applied Materials, Inc.	13,772	2,103,811
Broadcom, Inc.	4,899	4,521,238
Cirrus Logic, Inc.†	11,371	932,877
Intel Corp.	22,358	785,660
KLA Corp.	2,046	1,026,826
Lam Research Corp.	1,531	1,075,374
Lattice Semiconductor Corp.†	1,725	167,774
Marvell Technology, Inc.	2,367	137,878
Microchip Technology, Inc.	6,006	491,531
Micron Technology, Inc.	4,037	282,348
MKS Instruments, Inc.	4,448	445,823
Monolithic Power Systems, Inc.	956	498,277
NVIDIA Corp.	26,933	13,292,782
ON Semiconductor Corp.†	13,288	1,308,336
Qorvo, Inc.†	3,734	400,994
QUALCOMM, Inc.	15,866	1,817,133
Skyworks Solutions, Inc.	3,097	336,768
Teradyne, Inc.	5,796	625,215
Texas Instruments, Inc.	11,766	1,977,394
		34,555,916
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	2,100	462,672
Software — 10.0%
Activision Blizzard, Inc.	3,873	356,277
Adobe, Inc.†	6,148	3,438,822
Akamai Technologies, Inc.†	4,818	506,324
ANSYS, Inc.†	308	98,212
AppLovin Corp., Class A†	23,939	1,034,644
Atlassian Corp., Class A†	2,978	607,691
Autodesk, Inc.†	2,759	612,332
Black Knight, Inc.†	2,817	213,416
Broadridge Financial Solutions, Inc.	1,023	190,493
Cadence Design Systems, Inc.†	6,631	1,594,358

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
CCC Intelligent Solutions Holdings, Inc.†	12,603	$ 134,852
Concentrix Corp.	5,016	400,427
Datadog, Inc., Class A†	972	93,779
DocuSign, Inc.†	3,787	190,486
Dropbox, Inc., Class A†	30,409	845,066
Electronic Arts, Inc.	4,681	561,626
Fair Isaac Corp.†	1,588	1,436,489
Fiserv, Inc.†	6,552	795,347
Guidewire Software, Inc.†	1,434	123,941
HubSpot, Inc.†	1,064	581,497
Informatica, Inc., Class A†	9,687	202,943
Intuit, Inc.	2,797	1,515,443
Jack Henry & Associates, Inc.	2,687	421,268
Manhattan Associates, Inc.†	4,155	841,886
Microsoft Corp.	87,034	28,526,264
MSCI, Inc.	270	146,777
New Relic, Inc.†	2,559	217,796
Nutanix, Inc., Class A†	14,188	441,247
Oracle Corp.	9,501	1,143,825
Paychex, Inc.	3,423	418,393
Pegasystems, Inc.	4,890	242,837
Playtika Holding Corp.†	32,146	313,745
PTC, Inc.†	1,249	183,815
RingCentral, Inc., Class A†	3,964	122,606
Roper Technologies, Inc.	717	357,826
Salesforce, Inc.†	7,344	1,626,402
ServiceNow, Inc.†	2,020	1,189,437
Smartsheet, Inc., Class A†	3,056	127,527
SS&C Technologies Holdings, Inc.	8,078	463,839
Synopsys, Inc.†	2,382	1,093,076
Teradata Corp.†	25,032	1,158,231
Tyler Technologies, Inc.†	207	82,475
VMware, Inc., Class A†	4,329	730,649
Workday, Inc., Class A†	1,335	326,407
Zoom Video Communications, Inc., Class A†	2,623	186,312
		55,897,105
Telecommunications — 1.5%
Arista Networks, Inc.†	3,060	597,404
AT&T, Inc.	74,485	1,101,633
Ciena Corp.†	2,823	141,093
Cisco Systems, Inc.	48,058	2,756,126
Corning, Inc.	5,613	184,219
ESC GCI Liberty, Inc.†(1)	1,081	0
Juniper Networks, Inc.	10,290	299,645
Motorola Solutions, Inc.	2,807	795,981
T-Mobile US, Inc.†	4,296	585,330
Ubiquiti, Inc.#	2,070	362,312
Verizon Communications, Inc.	38,261	1,338,370
		8,162,113
Toys/Games/Hobbies — 0.1%
Hasbro, Inc.	1,499	107,928
Mattel, Inc.†	21,632	479,365
		587,293
Transportation — 1.4%
C.H. Robinson Worldwide, Inc.	6,193	560,033
CSX Corp.	13,194	398,459
Security Description	Shares or Principal Amount	Value

Transportation (continued)
Expeditors International of Washington, Inc.	4,830	$ 563,709
FedEx Corp.	3,418	892,166
GXO Logistics, Inc.†	3,447	220,505
JB Hunt Transport Services, Inc.	1,401	263,220
Kirby Corp.†	5,995	496,566
Knight-Swift Transportation Holdings, Inc.	14,770	809,691
Landstar System, Inc.	4,692	890,588
Norfolk Southern Corp.	1,281	262,618
Old Dominion Freight Line, Inc.	1,356	579,514
Schneider National, Inc., Class B	10,400	300,664
Union Pacific Corp.	2,028	447,316
United Parcel Service, Inc., Class B	4,176	707,414
XPO, Inc.†	5,709	426,063
		7,818,526
Water — 0.1%
American Water Works Co., Inc.	1,828	253,617
Essential Utilities, Inc.	4,808	177,415
		431,032
Total Common Stocks (cost $428,814,635)		548,334,314
UNAFFILIATED INVESTMENT COMPANIES — 1.7%
Vanguard Russell 1000 ETF (cost $9,541,747)	46,540	9,547,216
Total Long-Term Investment Securities (cost $438,356,382)		557,881,530
SHORT-TERM INVESTMENTS — 0.2%
Unaffiliated Investment Companies — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio 5.34%(2)(3) (cost $994,826)	994,826	994,826
TOTAL INVESTMENTS (cost $439,351,208)	99.8%	558,876,356
Other assets less liabilities	0.2	1,119,041
NET ASSETS	100.0%	$559,995,397
†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Securities classified as Level 3 (see Note 1).
(2)	The rate shown is the 7-day yield as of August 31, 2023.
(3)	At August 31, 2023, the Fund had loaned securities with a total value of $5,209,698. This was secured by collateral of $994,826, which was received in cash and subsequently invested in short-term investments currently valued at $994,826 as reported in the Portfolio of Investments. Additional collateral of $4,387,812 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2023
Government National Mtg. Assoc.	1.75%	11/20/2051	$9,022
United States Treasury Bills	0.00%	09/19/2023 to 01/25/2024	240,175
United States Treasury Notes/Bonds	0.13% to 6.62%	10/15/2023 to 05/15/2053	4,138,615
ETF—Exchange Traded Fund

VALIC Company I Systematic Core Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Packaging & Containers	$2,042,100	$90,145	$—	$2,132,245
Telecommunications	8,162,113	—	0	8,162,113
Other Industries	538,039,956	—	—	538,039,956
Unaffiliated Investment Companies	9,547,216	—	—	9,547,216
Short-Term Investments	994,826	—	—	994,826
Total Investments at Value	$558,786,211	$90,145	$0	$558,876,356
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I Systematic Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.5%
Aerospace/Defense — 0.6%
Boeing Co.†	1,616	$ 362,033
HEICO Corp.	2,435	410,809
HEICO Corp., Class A	2,498	338,304
Lockheed Martin Corp.	8,257	3,702,026
Northrop Grumman Corp.	487	210,915
TransDigm Group, Inc.†	531	479,944
		5,504,031
Airlines — 0.1%
American Airlines Group, Inc.†	14,553	214,366
Delta Air Lines, Inc.	12,972	556,239
		770,605
Apparel — 0.7%
Crocs, Inc.†	14,269	1,388,945
Deckers Outdoor Corp.†	4,614	2,441,221
NIKE, Inc., Class B	11,014	1,120,234
Skechers USA, Inc., Class A†	8,758	440,615
Tapestry, Inc.	18,516	616,953
		6,007,968
Auto Manufacturers — 2.3%
Tesla, Inc.†	77,792	20,076,559
Auto Parts & Equipment — 0.1%
Allison Transmission Holdings, Inc.	16,989	1,026,985
Banks — 0.1%
First Citizens BancShares, Inc., Class A	525	714,210
NU Holdings, Ltd.†	30,765	210,740
		924,950
Beverages — 1.3%
Boston Beer Co., Inc., Class A†	2,479	905,901
Brown-Forman Corp., Class A	5,129	344,823
Brown-Forman Corp., Class B	5,125	338,916
Celsius Holdings, Inc.†	805	157,812
Coca-Cola Co.	38,041	2,275,993
Constellation Brands, Inc., Class A	1,509	393,185
Monster Beverage Corp.†	14,509	832,962
PepsiCo, Inc.	33,263	5,918,153
		11,167,745
Biotechnology — 2.3%
Amgen, Inc.	4,121	1,056,377
Apellis Pharmaceuticals, Inc.#†	1,413	59,643
BioMarin Pharmaceutical, Inc.†	1,780	162,656
Exelixis, Inc.†	104,229	2,333,687
Incyte Corp.†	70,386	4,542,009
Maravai LifeSciences Holdings, Inc., Class A†	102,710	1,062,022
Regeneron Pharmaceuticals, Inc.†	5,319	4,396,100
Roivant Sciences, Ltd.†	22,187	256,704
Sarepta Therapeutics, Inc.†	2,086	252,427
Seagen, Inc.†	1,991	410,285
Vertex Pharmaceuticals, Inc.†	15,962	5,560,203
		20,092,113
Building Materials — 0.4%
Armstrong World Industries, Inc.	2,751	210,699
Eagle Materials, Inc.	3,764	712,601
Trane Technologies PLC	9,842	2,020,169
Vulcan Materials Co.	1,661	362,513
		3,305,982
Security Description	Shares or Principal Amount	Value

Chemicals — 0.3%
Axalta Coating Systems, Ltd.†	13,755	$ 389,267
Ecolab, Inc.	1,121	206,051
FMC Corp.	2,025	174,616
Linde PLC	1,498	579,786
PPG Industries, Inc.	794	112,557
RPM International, Inc.	2,761	275,382
Sherwin-Williams Co.	1,988	540,179
Valvoline, Inc.	12,033	414,417
		2,692,255
Commercial Services — 3.2%
Automatic Data Processing, Inc.	4,004	1,019,458
Booz Allen Hamilton Holding Corp.	27,781	3,147,865
Bright Horizons Family Solutions, Inc.†	1,817	171,561
Cintas Corp.	1,990	1,003,298
CoStar Group, Inc.†	1,975	161,930
Equifax, Inc.	367	75,859
Euronet Worldwide, Inc.†	7,807	682,020
FleetCor Technologies, Inc.†	5,968	1,621,685
FTI Consulting, Inc.†	1,654	307,346
Gartner, Inc.†	2,689	940,290
Grand Canyon Education, Inc.†	17,457	2,046,833
H&R Block, Inc.	34,314	1,371,874
MarketAxess Holdings, Inc.	311	74,929
Moody's Corp.	2,032	684,378
Morningstar, Inc.	574	133,553
Paylocity Holding Corp.†	8,958	1,796,079
PayPal Holdings, Inc.†	54,350	3,397,418
Quanta Services, Inc.	3,110	652,696
RB Global, Inc.	1,960	120,971
Rollins, Inc.	56,121	2,220,708
S&P Global, Inc.	634	247,805
Service Corp. International	5,321	335,808
Shift4 Payments, Inc., Class A†	3,250	184,567
Toast, Inc., Class A†	7,858	174,212
U-Haul Holding Co. #	2,266	129,094
United Rentals, Inc.	10,488	4,997,952
Verisk Analytics, Inc.	1,887	457,069
WEX, Inc.†	410	80,434
WillScot Mobile Mini Holdings Corp.†	5,958	244,397
		28,482,089
Computers — 13.6%
Accenture PLC, Class A	37,215	12,049,100
Apple, Inc.	542,842	101,983,726
EPAM Systems, Inc.†	3,280	849,487
Fortinet, Inc.†	34,935	2,103,436
Genpact, Ltd.	24,851	927,688
Globant SA†	742	151,717
HP, Inc.	9,553	283,820
KBR, Inc.	9,010	554,295
NetApp, Inc.	6,428	493,028
Pure Storage, Inc., Class A†	25,745	942,010
		120,338,307
Cosmetics/Personal Care — 0.3%
Estee Lauder Cos., Inc., Class A	3,178	510,164
Procter & Gamble Co.	12,965	2,001,018
		2,511,182
Distribution/Wholesale — 0.8%
Copart, Inc.†	17,986	806,312
Fastenal Co.	14,592	840,207
Ferguson PLC	2,758	445,583

VALIC Company I Systematic Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Distribution/Wholesale (continued)
Pool Corp.	658	$ 240,565
SiteOne Landscape Supply, Inc.†	1,737	297,357
Watsco, Inc.	1,080	393,714
WW Grainger, Inc.	5,131	3,664,252
		6,687,990
Diversified Financial Services — 4.5%
American Express Co.	5,158	814,912
Ameriprise Financial, Inc.	3,941	1,330,403
Apollo Global Management, Inc.	35,266	3,080,133
Houlihan Lokey, Inc.	2,950	310,753
LPL Financial Holdings, Inc.	8,061	1,858,786
Mastercard, Inc., Class A	27,614	11,394,641
SLM Corp.	50,592	720,430
Tradeweb Markets, Inc., Class A	2,613	225,842
UWM Holdings Corp.	36,402	216,956
Visa, Inc., Class A	75,046	18,437,301
Western Union Co.	103,518	1,278,447
		39,668,604
Electric — 0.1%
AES Corp.	3,161	56,677
Vistra Corp.	26,677	838,191
		894,868
Electrical Components & Equipment — 0.0%
Universal Display Corp.	1,095	178,003
Electronics — 0.9%
Agilent Technologies, Inc.	3,285	397,715
Allegion PLC	1,356	154,326
Amphenol Corp., Class A	8,856	782,693
Honeywell International, Inc.	2,291	430,571
Hubbell, Inc.	6,785	2,212,249
Jabil, Inc.	14,157	1,619,844
Keysight Technologies, Inc.†	4,286	571,324
Mettler-Toledo International, Inc.†	648	786,335
National Instruments Corp.	10,225	609,410
Vontier Corp.	25,181	790,935
		8,355,402
Energy-Alternate Sources — 0.2%
Enphase Energy, Inc.†	12,226	1,546,956
Engineering & Construction — 0.2%
EMCOR Group, Inc.	4,911	1,101,292
TopBuild Corp.†	2,401	696,482
		1,797,774
Entertainment — 0.2%
Caesars Entertainment, Inc.†	13,589	750,928
Churchill Downs, Inc.	3,027	379,223
DraftKings, Inc., Class A†	8,928	264,715
Live Nation Entertainment, Inc.†	4,890	413,352
Vail Resorts, Inc.	931	210,704
		2,018,922
Environmental Control — 0.1%
Tetra Tech, Inc.	539	84,812
Waste Management, Inc.	3,237	507,497
		592,309
Food — 0.8%
Albertsons Cos., Inc., Class A	23,898	535,315
Security Description	Shares or Principal Amount	Value

Food (continued)
Hershey Co.	15,429	$ 3,315,075
Lamb Weston Holdings, Inc.	7,180	699,404
Performance Food Group Co.†	18,939	1,176,680
Sysco Corp.	13,905	968,483
		6,694,957
Hand/Machine Tools — 0.1%
Lincoln Electric Holdings, Inc.	3,036	584,309
MSA Safety, Inc.	1,427	260,684
		844,993
Healthcare-Products — 1.3%
Abbott Laboratories	3,016	310,346
Align Technology, Inc.†	545	201,726
Bio-Techne Corp.	1,394	109,290
Bruker Corp.	4,233	277,685
Edwards Lifesciences Corp.†	7,088	542,019
Exact Sciences Corp.†	2,593	216,956
GE HealthCare Technologies, Inc.	910	64,109
IDEXX Laboratories, Inc.†	2,200	1,125,102
Inspire Medical Systems, Inc.†	1,081	245,257
Insulet Corp.†	429	82,244
Intuitive Surgical, Inc.†	3,326	1,039,974
Masimo Corp.†	1,170	133,708
Natera, Inc.†	8,351	490,454
Penumbra, Inc.†	1,285	339,882
ResMed, Inc.	1,628	259,813
Shockwave Medical, Inc.†	1,113	245,294
Stryker Corp.	2,292	649,897
Thermo Fisher Scientific, Inc.	7,784	4,336,466
Waters Corp.†	1,720	482,976
West Pharmaceutical Services, Inc.	204	83,008
		11,236,206
Healthcare-Services — 3.3%
Chemed Corp.	1,262	645,437
DaVita, Inc.†	4,777	489,260
Elevance Health, Inc.	5,450	2,408,955
Encompass Health Corp.	4,875	346,320
HCA Healthcare, Inc.	1,745	483,889
Humana, Inc.	2,221	1,025,280
IQVIA Holdings, Inc.†	2,878	640,729
Medpace Holdings, Inc.†	18,911	5,111,076
Molina Healthcare, Inc.†	2,643	819,647
UnitedHealth Group, Inc.	37,067	17,665,391
		29,635,984
Home Builders — 0.1%
NVR, Inc.†	154	982,109
Home Furnishings — 0.0%
Tempur Sealy International, Inc.	5,508	257,334
Household Products/Wares — 0.2%
Avery Dennison Corp.	883	166,339
Church & Dwight Co., Inc.	5,490	531,267
Clorox Co.	4,162	651,145
Kimberly-Clark Corp.	4,190	539,798
		1,888,549
Housewares — 0.0%
Scotts Miracle-Gro Co.#	5,126	290,439
Insurance — 1.8%
Arch Capital Group, Ltd.†	12,100	930,006
Arthur J. Gallagher & Co.	13,202	3,042,797

VALIC Company I Systematic Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Brighthouse Financial, Inc.†	60,449	$ 3,001,897
Brown & Brown, Inc.	47,541	3,522,788
Equitable Holdings, Inc.	35,123	1,011,542
Everest Group, Ltd.	1,341	483,672
Kinsale Capital Group, Inc.	1,438	573,230
Marsh & McLennan Cos., Inc.	4,755	927,178
Primerica, Inc.	2,320	466,227
Progressive Corp.	6,535	872,227
RenaissanceRe Holdings, Ltd.	1,861	349,663
RLI Corp.	3,267	429,676
Ryan Specialty Holdings, Inc.†	2,737	133,429
Willis Towers Watson PLC	1,544	319,237
		16,063,569
Internet — 17.3%
Airbnb, Inc., Class A†	14,891	1,958,911
Alphabet, Inc., Class A†	244,261	33,261,020
Alphabet, Inc., Class C†	190,339	26,143,062
Amazon.com, Inc.†	315,430	43,532,494
Booking Holdings, Inc.†	1,621	5,033,254
CDW Corp.	4,635	978,680
Coupang, Inc.†	50,306	954,808
eBay, Inc.	16,766	750,782
Etsy, Inc.†	6,354	467,464
Expedia Group, Inc.†	6,632	718,843
Gen Digital, Inc.	38,901	787,745
GoDaddy, Inc., Class A†	10,814	784,123
Match Group, Inc.†	6,600	309,342
Meta Platforms, Inc., Class A†	88,708	26,247,810
Netflix, Inc.†	10,960	4,753,133
Palo Alto Networks, Inc.†	10,527	2,561,219
Pinterest, Inc., Class A†	20,125	553,236
Spotify Technology SA†	2,731	420,492
Uber Technologies, Inc.†	11,492	542,767
VeriSign, Inc.†	4,271	887,471
Wayfair, Inc., Class A†	23,876	1,650,070
		153,296,726
Leisure Time — 0.3%
Brunswick Corp.	15,521	1,228,021
Norwegian Cruise Line Holdings, Ltd.†	6,031	99,934
Planet Fitness, Inc., Class A†	1,368	83,174
Polaris, Inc.	3,788	424,597
Royal Caribbean Cruises, Ltd.†	4,107	406,347
YETI Holdings, Inc.†	14,279	713,236
		2,955,309
Lodging — 0.7%
Choice Hotels International, Inc.	2,014	255,577
Hilton Worldwide Holdings, Inc.	2,406	357,652
Las Vegas Sands Corp.	6,185	339,309
Marriott International, Inc., Class A	19,426	3,953,385
Travel & Leisure Co.	8,557	343,991
Wyndham Hotels & Resorts, Inc.	4,184	315,432
Wynn Resorts, Ltd.	2,136	216,548
		5,781,894
Machinery-Construction & Mining — 0.2%
BWX Technologies, Inc.	6,138	452,739
Caterpillar, Inc.	4,701	1,321,592
Vertiv Holdings Co.	8,013	315,632
		2,089,963
Security Description	Shares or Principal Amount	Value

Machinery-Diversified — 1.5%
Deere & Co.	16,874	$ 6,934,202
Graco, Inc.	57,035	4,502,343
IDEX Corp.	1,713	387,823
Otis Worldwide Corp.	4,006	342,713
Rockwell Automation, Inc.	1,929	602,002
Toro Co.	6,124	626,608
Xylem, Inc.	2,887	298,920
		13,694,611
Media — 0.4%
Cable One, Inc.	1,023	665,533
Charter Communications, Inc., Class A†	2,471	1,082,594
FactSet Research Systems, Inc.	636	277,557
Liberty Broadband Corp., Class A†	2,350	220,054
Liberty Broadband Corp., Class C†	2,500	233,900
Nexstar Media Group, Inc.	5,905	961,334
World Wrestling Entertainment, Inc., Class A	4,574	441,620
		3,882,592
Metal Fabricate/Hardware — 0.1%
Advanced Drainage Systems, Inc.	2,707	346,929
Valmont Industries, Inc.	2,468	625,638
		972,567
Mining — 0.0%
Southern Copper Corp.#	3,237	261,096
Miscellaneous Manufacturing — 0.3%
A.O. Smith Corp.	2,773	201,043
Axon Enterprise, Inc.†	1,713	364,715
Donaldson Co., Inc.	10,781	688,582
Illinois Tool Works, Inc.	4,883	1,207,810
		2,462,150
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	260	71,503
Oil & Gas — 0.1%
APA Corp.	4,481	196,447
Hess Corp.	1,530	236,385
Ovintiv, Inc.	12,778	600,055
Texas Pacific Land Corp.	99	186,590
		1,219,477
Oil & Gas Services — 0.0%
Halliburton Co.	6,130	236,741
Packaging & Containers — 0.1%
Graphic Packaging Holding Co.	37,150	826,216
Sealed Air Corp.	4,467	165,547
		991,763
Pharmaceuticals — 3.7%
AbbVie, Inc.	31,427	4,618,512
Cardinal Health, Inc.	4,755	415,254
Cencora, Inc.	29,274	5,151,639
Cigna Group	3,288	908,343
Dexcom, Inc.†	3,055	308,494
Eli Lilly & Co.	18,996	10,527,583
Jazz Pharmaceuticals PLC†	36,215	5,191,782
McKesson Corp.	1,657	683,214
Merck & Co., Inc.	27,432	2,989,539
Neurocrine Biosciences, Inc.†	8,330	907,054
Zoetis, Inc.	5,058	963,600
		32,665,014

VALIC Company I Systematic Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pipelines — 0.2%
Antero Midstream Corp.	21,376	$ 259,077
Cheniere Energy, Inc.	7,571	1,235,587
ONEOK, Inc.	3,100	202,120
Targa Resources Corp.	2,750	237,188
		1,933,972
Private Equity — 0.0%
Ares Management Corp., Class A	3,882	401,554
REITS — 0.6%
American Tower Corp.	1,762	319,486
Crown Castle, Inc.	2,058	206,829
Equinix, Inc.	361	282,078
Equity LifeStyle Properties, Inc.	3,257	218,089
Iron Mountain, Inc.	4,396	279,322
Lamar Advertising Co., Class A	2,953	269,373
Public Storage	884	244,320
SBA Communications Corp.	583	130,901
Simon Property Group, Inc.	24,025	2,726,597
Sun Communities, Inc.	3,167	387,704
UDR, Inc.	4,678	186,652
		5,251,351
Retail — 5.7%
AutoZone, Inc.†	1,547	3,915,968
Best Buy Co., Inc.	9,946	760,372
BJ's Wholesale Club Holdings, Inc.†	16,141	1,087,742
Burlington Stores, Inc.†	1,085	176,052
Casey's General Stores, Inc.	4,417	1,079,559
Chipotle Mexican Grill, Inc.†	296	570,285
Costco Wholesale Corp.	17,081	9,382,252
Darden Restaurants, Inc.	4,134	642,878
Dick's Sporting Goods, Inc.	3,557	413,821
Dollar General Corp.	2,237	309,824
Domino's Pizza, Inc.	2,090	809,666
Five Below, Inc.†	953	163,878
Floor & Decor Holdings, Inc., Class A†	443	44,167
Home Depot, Inc.	22,866	7,552,640
Lowe's Cos., Inc.	8,893	2,049,659
Lululemon Athletica, Inc.†	14,019	5,344,884
McDonald's Corp.	3,784	1,063,872
Murphy USA, Inc.	2,264	719,137
Ollie's Bargain Outlet Holdings, Inc.†	3,613	278,490
O'Reilly Automotive, Inc.†	1,367	1,284,570
Ross Stores, Inc.	6,422	782,264
Starbucks Corp.	11,163	1,087,723
Target Corp.	4,470	565,678
Texas Roadhouse, Inc.	3,967	412,965
TJX Cos., Inc.	23,850	2,205,648
Tractor Supply Co.	3,395	741,807
Ulta Beauty, Inc.†	8,470	3,515,304
Victoria's Secret & Co.†	44,441	852,378
Wendy's Co.	21,858	432,570
Williams-Sonoma, Inc.	8,641	1,220,109
Wingstop, Inc.	2,523	405,295
Yum! Brands, Inc.	6,936	897,380
		50,768,837
Semiconductors — 9.0%
Advanced Micro Devices, Inc.†	11,917	1,259,865
Allegro MicroSystems, Inc.†	12,325	471,431
Applied Materials, Inc.	15,528	2,372,057
Broadcom, Inc.	16,894	15,591,304
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
KLA Corp.	8,899	$ 4,466,141
Lam Research Corp.	2,711	1,904,206
Lattice Semiconductor Corp.†	7,687	747,638
Microchip Technology, Inc.	41,020	3,357,077
Monolithic Power Systems, Inc.	931	485,247
NVIDIA Corp.	91,290	45,056,179
QUALCOMM, Inc.	18,348	2,101,396
Teradyne, Inc.	4,295	463,302
Texas Instruments, Inc.	6,780	1,139,447
		79,415,290
Software — 16.9%
Adobe, Inc.†	14,634	8,185,382
Alteryx, Inc., Class A†	11,804	348,454
ANSYS, Inc.†	1,288	410,705
AppLovin Corp., Class A†	28,777	1,243,742
Atlassian Corp., Class A†	3,122	637,075
Autodesk, Inc.†	3,646	809,193
Bentley Systems, Inc., Class B	6,522	325,513
Broadridge Financial Solutions, Inc.	1,563	291,046
Cadence Design Systems, Inc.†	14,652	3,522,927
Confluent, Inc., Class A†	11,891	393,473
Datadog, Inc., Class A†	1,578	152,245
DocuSign, Inc.†	13,960	702,188
DoubleVerify Holdings, Inc.†	4,922	166,413
Dropbox, Inc., Class A†	36,232	1,006,887
Dynatrace, Inc.†	10,693	515,403
Fair Isaac Corp.†	1,173	1,061,084
Fiserv, Inc.†	12,523	1,520,167
Gitlab, Inc., Class A†	8,501	402,692
HashiCorp, Inc., Class A†	31,980	932,537
HubSpot, Inc.†	1,273	695,720
Informatica, Inc., Class A†	42,454	889,411
Intuit, Inc.	13,215	7,160,019
Jack Henry & Associates, Inc.	1,406	220,433
Manhattan Associates, Inc.†	4,755	963,458
Microsoft Corp.	274,882	90,095,324
MSCI, Inc.	270	146,777
New Relic, Inc.†	2,024	172,263
Nutanix, Inc., Class A†	15,102	469,672
Oracle Corp.	12,056	1,451,422
Palantir Technologies, Inc., Class A†	7,263	108,800
Paychex, Inc.	46,984	5,742,854
Pegasystems, Inc.	10,170	505,042
Playtika Holding Corp.†	59,631	581,999
Procore Technologies, Inc.†	1,363	92,071
PTC, Inc.†	3,996	588,091
RingCentral, Inc., Class A†	23,459	725,587
ROBLOX Corp., Class A†	1,390	39,323
Salesforce, Inc.†	32,382	7,171,318
ServiceNow, Inc.†	2,007	1,181,782
Smartsheet, Inc., Class A†	22,474	937,840
Splunk, Inc.†	2,578	312,608
Synopsys, Inc.†	7,532	3,456,359
Teradata Corp.†	24,012	1,111,035
Tyler Technologies, Inc.†	756	301,213
UiPath, Inc., Class A†	45,886	725,458
VMware, Inc., Class A†	5,541	935,210
Workday, Inc., Class A†	1,117	273,107
		149,681,322
Telecommunications — 0.8%
Arista Networks, Inc.†	28,040	5,474,249

VALIC Company I Systematic Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Telecommunications (continued)
Iridium Communications, Inc.	5,423	$ 265,456
Motorola Solutions, Inc.	2,774	786,623
Ubiquiti, Inc.#	2,801	490,259
		7,016,587
Transportation — 0.7%
C.H. Robinson Worldwide, Inc.	10,502	949,696
CSX Corp.	10,912	329,542
Expeditors International of Washington, Inc.	5,882	686,488
JB Hunt Transport Services, Inc.	7,787	1,463,022
Landstar System, Inc.	6,283	1,192,576
Old Dominion Freight Line, Inc.	1,323	565,411
Saia, Inc.†	417	177,725
Union Pacific Corp.	1,959	432,097
United Parcel Service, Inc., Class B	1,837	311,188
		6,107,745
Total Common Stocks (cost $673,008,341)		873,693,803
CONVERTIBLE PREFERRED STOCKS — 0.0%
Software — 0.0%
Databricks, Inc. Series G†(1)(2) (cost $323,874)	5,478	306,768
UNAFFILIATED INVESTMENT COMPANIES — 1.1%
iShares Russell 1000 Growth ETF # (cost $9,366,951)	33,825	9,535,606
Total Long-Term Investment Securities (cost $682,699,166)		883,536,177
SHORT-TERM INVESTMENTS — 0.0%
Unaffiliated Investment Companies — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.28%(3)	164	163
State Street Navigator Securities Lending Government Money Market Portfolio 5.34%(3)(4)	347,935	347,935
Total Short-Term Investments (cost $348,099)		348,098
TOTAL INVESTMENTS (cost $683,047,265)	99.6%	883,884,275
Other assets less liabilities	0.4	3,438,564
NET ASSETS	100.0%	$887,322,839
@	See Note 1
†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2023, the Fund held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks
Databricks, Inc. Series G	02/01/2021	5,478	$323,874	$306,768	$56.00	0.0%
(3)	The rate shown is the 7-day yield as of August 31, 2023.
(4)	At August 31, 2023, the Fund had loaned securities with a total value of $10,531,676. This was secured by collateral of $347,935, which was received in cash and subsequently invested in short-term investments currently valued at $347,935 as reported in the Portfolio of Investments. Additional collateral of $10,423,299 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2023
Government National Mtg. Assoc.	1.75%	11/20/2051	$3,573
United States Treasury Bills	0.00%	09/19/2023 to 01/25/2024	1,074,634
United States Treasury Notes/Bonds	0.13% to 6.25%	10/31/2023 to 05/15/2053	9,345,092
ETF—Exchange Traded Fund

VALIC Company I Systematic Growth Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$873,693,803	$—	$—	$873,693,803
Convertible Preferred Stocks	—	—	306,768	306,768
Unaffiliated Investment Companies	9,535,606	—	—	9,535,606
Short-Term Investments	348,098	—	—	348,098
Total Investments at Value	$883,577,507	$—	$306,768	$883,884,275
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Fund's net assets.
See Notes to Portfolio of Investments

VALIC Company I Systematic Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.4%
Advertising — 0.9%
Omnicom Group, Inc.	46,479	$ 3,765,264
Aerospace/Defense — 2.4%
General Dynamics Corp.	14,926	3,382,829
RTX Corp.	64,473	5,547,257
TransDigm Group, Inc.†	1,393	1,259,063
		10,189,149
Agriculture — 2.1%
Altria Group, Inc.	120,181	5,314,404
Philip Morris International, Inc.	34,884	3,350,957
		8,665,361
Apparel — 0.2%
Capri Holdings, Ltd.†	13,997	734,703
Auto Manufacturers — 2.1%
Cummins, Inc.	1,735	399,119
Ford Motor Co.	72,482	879,207
General Motors Co.	53,167	1,781,626
PACCAR, Inc.	53,675	4,416,916
Rivian Automotive, Inc., Class A#†	57,341	1,303,361
		8,780,229
Auto Parts & Equipment — 0.5%
BorgWarner, Inc.	41,639	1,696,789
Phinia, Inc.†	8,328	231,519
		1,928,308
Banks — 7.3%
Bank of New York Mellon Corp.	110,474	4,956,969
Citigroup, Inc.	28,404	1,172,801
Cullen/Frost Bankers, Inc.	18,916	1,788,130
East West Bancorp, Inc.	59,654	3,301,252
First Citizens BancShares, Inc., Class A	695	945,478
JPMorgan Chase & Co.	86,418	12,645,546
M&T Bank Corp.	13,306	1,663,915
State Street Corp.	44,319	3,046,488
Webster Financial Corp.	29,991	1,271,918
		30,792,497
Beverages — 1.2%
PepsiCo, Inc.	28,470	5,065,382
Biotechnology — 1.7%
Amgen, Inc.	11,125	2,851,783
Exelixis, Inc.†	21,478	480,892
Royalty Pharma PLC, Class A	63,645	1,897,894
United Therapeutics Corp.†	8,583	1,925,682
		7,156,251
Building Materials — 0.1%
Trane Technologies PLC	2,663	546,607
Chemicals — 1.7%
Albemarle Corp.	11,818	2,348,355
Ecolab, Inc.	4,444	816,852
LyondellBasell Industries NV, Class A	12,793	1,263,564
Mosaic Co.	15,667	608,663
PPG Industries, Inc.	10,077	1,428,515
Westlake Corp.	6,669	873,506
		7,339,455
Commercial Services — 2.3%
Global Payments, Inc.	22,243	2,817,965
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
H&R Block, Inc.	13,815	$ 552,324
United Rentals, Inc.	10,639	5,069,909
WEX, Inc.†	6,499	1,274,974
		9,715,172
Computers — 1.5%
Genpact, Ltd.	12,964	483,946
International Business Machines Corp.	15,620	2,293,485
Leidos Holdings, Inc.	5,344	521,093
NCR Corp.†	51,595	1,587,062
Science Applications International Corp.	13,362	1,572,173
		6,457,759
Cosmetics/Personal Care — 2.3%
Colgate-Palmolive Co.	15,760	1,157,887
Procter & Gamble Co.	55,565	8,575,902
		9,733,789
Distribution/Wholesale — 0.8%
Core & Main, Inc., Class A†	52,161	1,712,967
WESCO International, Inc.	10,421	1,686,639
		3,399,606
Diversified Financial Services — 4.0%
Affiliated Managers Group, Inc.	15,457	2,071,393
Capital One Financial Corp.	9,639	986,937
CME Group, Inc.	14,147	2,867,314
Coinbase Global, Inc., Class A†	6,457	513,977
Interactive Brokers Group, Inc., Class A	17,643	1,606,924
Intercontinental Exchange, Inc.	4,310	508,537
Nasdaq, Inc.	60,136	3,155,937
Raymond James Financial, Inc.	4,459	466,367
Synchrony Financial	41,998	1,355,695
Virtu Financial, Inc., Class A	64,578	1,210,192
Voya Financial, Inc.	6,857	477,796
Western Union Co.	122,542	1,513,394
		16,734,463
Electric — 1.7%
NRG Energy, Inc.	116,478	4,373,749
Vistra Corp.	84,031	2,640,254
		7,014,003
Electrical Components & Equipment — 0.2%
AMETEK, Inc.	5,880	937,919
Electronics — 2.4%
Arrow Electronics, Inc.†	24,188	3,227,405
Honeywell International, Inc.	5,537	1,040,624
Hubbell, Inc.	2,455	800,453
National Instruments Corp.	7,670	457,132
nVent Electric PLC	76,271	4,312,362
Trimble, Inc.†	7,985	437,498
		10,275,474
Engineering & Construction — 0.4%
TopBuild Corp.†	6,360	1,844,909
Food — 2.6%
Campbell Soup Co.	24,972	1,041,332
General Mills, Inc.	37,395	2,530,146
Kellogg Co.	51,520	3,143,750
Mondelez International, Inc., Class A	57,577	4,102,937
		10,818,165

VALIC Company I Systematic Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Gas — 0.9%
National Fuel Gas Co.	69,253	$ 3,721,656
Hand/Machine Tools — 0.4%
Regal Rexnord Corp.	10,428	1,691,317
Healthcare-Products — 2.9%
Cooper Cos., Inc.	4,957	1,834,041
Danaher Corp.	29,387	7,787,555
Globus Medical, Inc., Class A†	16,163	874,418
Hologic, Inc.†	25,773	1,926,274
		12,422,288
Healthcare-Services — 2.7%
Centene Corp.†	10,218	629,940
Elevance Health, Inc.	10,202	4,509,386
Ginkgo Bioworks Holdings, Inc.†	327,732	766,893
Quest Diagnostics, Inc.	2,907	382,270
UnitedHealth Group, Inc.	10,357	4,935,939
		11,224,428
Household Products/Wares — 0.5%
Kimberly-Clark Corp.	16,407	2,113,714
Insurance — 8.3%
Aflac, Inc.	70,685	5,270,980
Arthur J. Gallagher & Co.	23,601	5,439,558
Berkshire Hathaway, Inc., Class B†	51,248	18,459,530
Brown & Brown, Inc.	59,986	4,444,963
Primerica, Inc.	7,469	1,500,970
		35,116,001
Internet — 0.8%
F5, Inc.†	5,216	853,650
IAC, Inc.†	36,963	2,045,163
Okta, Inc.†	5,861	489,452
		3,388,265
Iron/Steel — 1.3%
Nucor Corp.	13,285	2,286,349
Reliance Steel & Aluminum Co.	5,090	1,450,446
Steel Dynamics, Inc.	17,602	1,876,197
		5,612,992
Leisure Time — 0.4%
Brunswick Corp.	10,932	864,940
Polaris, Inc.	5,427	608,312
		1,473,252
Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	5,099	1,433,482
Machinery-Diversified — 1.8%
Dover Corp.	25,459	3,775,570
Ingersoll Rand, Inc.	33,599	2,338,826
Middleby Corp.†	11,094	1,615,176
		7,729,572
Media — 2.6%
Comcast Corp., Class A	104,965	4,908,163
Fox Corp., Class A	72,751	2,405,148
Walt Disney Co.†	43,569	3,645,854
		10,959,165
Metal Fabricate/Hardware — 0.2%
Timken Co.	13,703	1,047,183
Security Description	Shares or Principal Amount	Value

Miscellaneous Manufacturing — 2.5%
3M Co.	51,416	$ 5,484,545
Carlisle Cos., Inc.	11,069	2,911,368
Eaton Corp. PLC	10,119	2,331,114
		10,727,027
Office/Business Equipment — 0.2%
Zebra Technologies Corp., Class A†	3,481	957,310
Oil & Gas — 6.9%
Chevron Corp.	48,155	7,757,770
ConocoPhillips	59,053	7,029,079
Devon Energy Corp.	11,963	611,190
Exxon Mobil Corp.	74,531	8,287,102
HF Sinclair Corp.	20,182	1,111,826
Marathon Petroleum Corp.	15,521	2,215,933
Valero Energy Corp.	15,319	1,989,938
		29,002,838
Oil & Gas Services — 0.4%
Schlumberger NV	31,135	1,835,720
Packaging & Containers — 1.4%
Sonoco Products Co.	35,003	2,010,923
WestRock Co.	115,013	3,762,075
		5,772,998
Pharmaceuticals — 8.0%
Bristol-Myers Squibb Co.	105,085	6,478,490
Cardinal Health, Inc.	5,245	458,046
Henry Schein, Inc.†	29,836	2,283,647
Jazz Pharmaceuticals PLC†	23,675	3,394,048
Johnson & Johnson	66,622	10,771,445
McKesson Corp.	9,750	4,020,120
Merck & Co., Inc.	7,917	862,795
Pfizer, Inc.	138,718	4,907,843
Premier, Inc., Class A	28,288	609,041
		33,785,475
Pipelines — 0.5%
ONEOK, Inc.	33,589	2,190,003
Real Estate — 0.2%
CBRE Group, Inc., Class A†	11,953	1,016,603
REITS — 4.1%
AGNC Investment Corp.#	59,412	588,773
Extra Space Storage, Inc.	3,982	512,404
Healthcare Realty Trust, Inc.	178,263	3,123,168
Highwoods Properties, Inc.	45,242	1,078,117
Kimco Realty Corp.	83,777	1,586,736
National Storage Affiliates Trust	42,827	1,438,987
Omega Healthcare Investors, Inc.	14,253	453,530
Realty Income Corp.	63,821	3,576,529
SBA Communications Corp.	19,995	4,489,477
WP Carey, Inc.	9,271	603,079
		17,450,800
Retail — 4.8%
Advance Auto Parts, Inc.	9,576	659,020
AutoNation, Inc.†	9,680	1,520,631
GameStop Corp., Class A†	16,327	302,866
Genuine Parts Co.	3,901	599,701
Lithia Motors, Inc.	1,840	566,757
Macy's, Inc.	29,613	362,167
McDonald's Corp.	23,108	6,496,814

VALIC Company I Systematic Value Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Penske Automotive Group, Inc.#	3,664	$ 601,995
Walmart, Inc.	56,691	9,218,524
		20,328,475
Semiconductors — 2.5%
Analog Devices, Inc.	32,256	5,863,495
Microchip Technology, Inc.	50,783	4,156,081
Texas Instruments, Inc.	2,331	391,748
		10,411,324
Software — 3.9%
Activision Blizzard, Inc.	24,707	2,272,797
ANSYS, Inc.†	4,211	1,342,762
BILL Holdings, Inc.†	7,049	812,750
Concentrix Corp.	8,354	666,900
Oracle Corp.	42,154	5,074,920
Salesforce, Inc.†	17,236	3,817,084
Tyler Technologies, Inc.†	1,321	526,326
Unity Software, Inc.†	10,569	391,793
Zoom Video Communications, Inc., Class A†	19,950	1,417,048
		16,322,380
Telecommunications — 2.5%
Cisco Systems, Inc.	166,684	9,559,327
Frontier Communications Parent, Inc.†	70,481	1,129,106
		10,688,433
Total Long-Term Investment Securities (cost $396,912,229)		420,317,166
SHORT-TERM INVESTMENTS — 0.0%
Unaffiliated Investment Companies — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio 5.34%(1)(2) (cost $133,947)	133,947	133,947
Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 0.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 08/31/2023, to be repurchased 09/01/2023 in the amount of $1,905,228 and collateralized by $1,905,500 of United States Treasury Notes, bearing interest at 4.63% due 03/15/2026 and having an approximate value of $1,943,293 (cost $1,905,143)	$1,905,143	$ 1,905,143
TOTAL INVESTMENTS (cost $398,951,319)	99.9%	422,356,256
Other assets less liabilities	0.1	576,853
NET ASSETS	100.0%	$422,933,109
†	Non-income producing security
#	The security or a portion thereof is out on loan.
(1)	The rate shown is the 7-day yield as of August 31, 2023.
(2)	At August 31, 2023, the Fund had loaned securities with a total value of $2,034,860. This was secured by collateral of $133,947, which was received in cash and subsequently invested in short-term investments currently valued at $133,947 as reported in the Portfolio of Investments. Additional collateral of $1,965,708 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund's assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:
Securities	Coupon Range	Maturity Date Range	Value as of August 31, 2023
United States Treasury Bills	0.00%	09/19/2023 to 01/25/2024	$139,038
United States Treasury Notes/Bonds	0.13% to 6.62%	10/15/2023 to 05/15/2053	1,826,670

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$420,317,166	$—	$—	$420,317,166
Short-Term Investments	133,947	—	—	133,947
Repurchase Agreements	—	1,905,143	—	1,905,143
Total Investments at Value	$420,451,113	$1,905,143	$—	$422,356,256
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

VALIC Company I U.S. Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 95.3%
Agriculture — 0.4%
Archer-Daniels-Midland Co.	39,734	$ 3,150,906
Airlines — 0.0%
Delta Air Lines, Inc.	7,792	334,121
Auto Manufacturers — 0.8%
General Motors Co.	179,510	6,015,380
Auto Parts & Equipment — 0.2%
Aptiv PLC†	11,513	1,167,994
Banks — 1.8%
Bank of New York Mellon Corp.	19,611	879,945
M&T Bank Corp.	5,698	712,535
Morgan Stanley	61,485	5,235,448
PNC Financial Services Group, Inc.	20,578	2,484,382
Truist Financial Corp.	49,386	1,508,742
US Bancorp	71,239	2,602,361
		13,423,413
Beverages — 1.8%
Keurig Dr Pepper, Inc.	153,239	5,156,492
Monster Beverage Corp.†	144,106	8,273,126
		13,429,618
Biotechnology — 2.0%
Amgen, Inc.	19,789	5,072,712
Biogen, Inc.†	3,910	1,045,378
Illumina, Inc.†	441	72,862
Incyte Corp.†	350	22,586
Moderna, Inc.†	9,557	1,080,610
Regeneron Pharmaceuticals, Inc.†	4,021	3,323,316
Vertex Pharmaceuticals, Inc.†	12,182	4,243,478
		14,860,942
Chemicals — 2.1%
Air Products & Chemicals, Inc.	7,884	2,329,643
Albemarle Corp.	1,415	281,175
Ecolab, Inc.	8,927	1,640,872
Linde PLC	22,315	8,636,797
PPG Industries, Inc.	1,137	161,181
Sherwin-Williams Co.	7,383	2,006,109
		15,055,777
Commercial Services — 4.2%
Automatic Data Processing, Inc.	36,747	9,356,154
Cintas Corp.	5,763	2,905,532
CoStar Group, Inc.†	22,580	1,851,334
Gartner, Inc.†	4,590	1,605,031
Moody's Corp.	8,327	2,804,534
PayPal Holdings, Inc.†	34,410	2,150,969
S&P Global, Inc.	22,541	8,810,375
Verisk Analytics, Inc.	6,120	1,482,386
		30,966,315
Computers — 4.6%
Cognizant Technology Solutions Corp., Class A	42,871	3,069,992
EPAM Systems, Inc.†	2,672	692,021
Fortinet, Inc.†	37,679	2,268,653
Hewlett Packard Enterprise Co.	375,256	6,375,600
HP, Inc.	272,538	8,097,104
NetApp, Inc.	88,719	6,804,747
Seagate Technology Holdings PLC	45,033	3,187,886
Western Digital Corp.†	70,844	3,187,980
		33,683,983
Security Description	Shares or Principal Amount	Value

Cosmetics/Personal Care — 0.4%
Estee Lauder Cos., Inc., Class A	17,113	$ 2,747,150
Distribution/Wholesale — 0.3%
Copart, Inc.†	35,058	1,571,650
Pool Corp.	839	306,739
		1,878,389
Diversified Financial Services — 8.3%
American Express Co.	39,313	6,211,061
Ameriprise Financial, Inc.	2,697	910,453
BlackRock, Inc.	8,382	5,871,926
Capital One Financial Corp.	7,409	758,608
Charles Schwab Corp.	43,986	2,601,772
CME Group, Inc.	20,259	4,106,094
Intercontinental Exchange, Inc.	32,640	3,851,194
Mastercard, Inc., Class A	42,467	17,523,583
Nasdaq, Inc.	3,608	189,348
Raymond James Financial, Inc.	2,811	294,002
T. Rowe Price Group, Inc.	1,704	191,240
Visa, Inc., Class A	73,299	18,008,098
		60,517,379
Electric — 1.9%
Consolidated Edison, Inc.	33,854	3,011,652
Eversource Energy	34,054	2,173,326
Exelon Corp.	64,147	2,573,578
Sempra	65,952	4,631,149
WEC Energy Group, Inc.	15,152	1,274,586
		13,664,291
Electrical Components & Equipment — 0.0%
Emerson Electric Co.	2,560	251,520
Electronics — 0.8%
Amphenol Corp., Class A	34,550	3,053,529
Keysight Technologies, Inc.†	5,837	778,072
TE Connectivity, Ltd.	14,385	1,904,430
		5,736,031
Energy-Alternate Sources — 0.1%
Enphase Energy, Inc.†	3,233	409,071
First Solar, Inc.†	549	103,827
		512,898
Engineering & Construction — 0.0%
Jacobs Solutions, Inc.	1,686	227,307
Environmental Control — 0.8%
Republic Services, Inc.	10,873	1,567,125
Waste Management, Inc.	25,206	3,951,797
		5,518,922
Food — 1.9%
Campbell Soup Co.	6,184	257,873
General Mills, Inc.	63,733	4,312,175
Hormel Foods Corp.	45,947	1,773,095
J.M. Smucker Co.	2,921	423,399
Kellogg Co.	20,571	1,255,242
Kraft Heinz Co.	135,425	4,481,213
McCormick & Co., Inc.	13,549	1,112,102
		13,615,099
Healthcare-Products — 3.9%
Align Technology, Inc.†	1,187	439,356
Baxter International, Inc.	4,406	178,884
Boston Scientific Corp.†	72,936	3,934,168

VALIC Company I U.S. Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products (continued)
Danaher Corp.	25,241	$ 6,688,865
Edwards Lifesciences Corp.†	32,255	2,466,540
GE HealthCare Technologies, Inc.	6,972	491,177
IDEXX Laboratories, Inc.†	2,596	1,327,620
ResMed, Inc.	4,404	702,834
Stryker Corp.	14,316	4,059,302
Thermo Fisher Scientific, Inc.	14,276	7,953,160
Zimmer Biomet Holdings, Inc.	2,432	289,700
		28,531,606
Healthcare-Services — 2.0%
Catalent, Inc.†	2,358	117,829
Centene Corp.†	30,953	1,908,252
Elevance Health, Inc.	12,206	5,395,174
HCA Healthcare, Inc.	8,650	2,398,645
Humana, Inc.	7,565	3,492,231
Molina Healthcare, Inc.†	3,165	981,530
		14,293,661
Home Builders — 0.2%
D.R. Horton, Inc.	8,519	1,013,931
Lennar Corp., Class A	2,534	301,774
		1,315,705
Household Products/Wares — 1.1%
Avery Dennison Corp.	1,247	234,910
Church & Dwight Co., Inc.	23,877	2,310,577
Kimberly-Clark Corp.	43,391	5,590,063
		8,135,550
Insurance — 3.6%
Aflac, Inc.	4,834	360,471
Allstate Corp.	5,843	629,934
Aon PLC, Class A	8,666	2,889,158
Arthur J. Gallagher & Co.	12,119	2,793,187
Chubb, Ltd.	34,983	7,027,035
Marsh & McLennan Cos., Inc.	33,283	6,489,852
Progressive Corp.	29,578	3,947,776
Travelers Cos., Inc.	14,385	2,319,294
		26,456,707
Internet — 3.3%
Booking Holdings, Inc.†	2,513	7,802,940
eBay, Inc.	138,605	6,206,732
Etsy, Inc.†	17,178	1,263,785
Expedia Group, Inc.†	10,602	1,149,151
Netflix, Inc.†	11,080	4,805,174
Palo Alto Networks, Inc.†	9,565	2,327,165
VeriSign, Inc.†	4,069	845,498
		24,400,445
Iron/Steel — 0.1%
Nucor Corp.	6,166	1,061,169
Lodging — 0.5%
Hilton Worldwide Holdings, Inc.	23,485	3,491,045
Machinery-Construction & Mining — 0.7%
Caterpillar, Inc.	19,631	5,518,863
Machinery-Diversified — 0.6%
Deere & Co.	10,003	4,110,633
Media — 2.6%
Charter Communications, Inc., Class A†	3,407	1,492,675
Security Description	Shares or Principal Amount	Value

Media (continued)
Comcast Corp., Class A	200,840	$ 9,391,278
Walt Disney Co.†	80,655	6,749,210
Warner Bros. Discovery, Inc.†	81,320	1,068,545
		18,701,708
Mining — 0.2%
Newmont Corp.	30,930	1,219,261
Miscellaneous Manufacturing — 0.8%
Eaton Corp. PLC	7,787	1,793,891
Illinois Tool Works, Inc.	16,990	4,202,477
		5,996,368
Oil & Gas — 4.2%
Chevron Corp.	90,821	14,631,263
ConocoPhillips	57,137	6,801,017
EOG Resources, Inc.	30,052	3,865,288
Hess Corp.	11,387	1,759,291
Occidental Petroleum Corp.	25,980	1,631,284
Pioneer Natural Resources Co.	4,335	1,031,427
Valero Energy Corp.	7,985	1,037,252
		30,756,822
Oil & Gas Services — 0.3%
Schlumberger NV	37,591	2,216,365
Packaging & Containers — 0.1%
Ball Corp.	15,312	833,738
Pharmaceuticals — 3.1%
Dexcom, Inc.†	10,591	1,069,479
Eli Lilly & Co.	30,096	16,679,203
Zoetis, Inc.	24,078	4,587,100
		22,335,782
Real Estate — 0.3%
CBRE Group, Inc., Class A†	29,324	2,494,006
REITS — 1.7%
American Tower Corp.	14,097	2,556,068
Crown Castle, Inc.	4,252	427,326
Digital Realty Trust, Inc.	813	107,088
Equinix, Inc.	3,526	2,755,146
Prologis, Inc.	39,632	4,922,294
Public Storage	4,247	1,173,786
Welltower, Inc.	4,837	400,891
		12,342,599
Retail — 6.1%
AutoZone, Inc.†	610	1,544,111
Darden Restaurants, Inc.	2,637	410,080
Dollar General Corp.	19,370	2,682,745
Dollar Tree, Inc.†	15,809	1,934,389
Domino's Pizza, Inc.	839	325,029
Genuine Parts Co.	10,543	1,620,775
Home Depot, Inc.	37,609	12,422,253
Lowe's Cos., Inc.	23,124	5,329,620
O'Reilly Automotive, Inc.†	3,453	3,244,784
Ross Stores, Inc.	5,341	650,587
Target Corp.	33,493	4,238,539
TJX Cos., Inc.	62,963	5,822,818
Ulta Beauty, Inc.†	1,111	461,098
Walgreens Boots Alliance, Inc.	72,090	1,824,598
Yum! Brands, Inc.	14,518	1,878,339
		44,389,765

VALIC Company I U.S. Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors — 9.3%
Advanced Micro Devices, Inc.†	38,921	$ 4,114,728
Analog Devices, Inc.	16,502	2,999,734
Applied Materials, Inc.	34,104	5,209,727
Broadcom, Inc.	11,173	10,311,450
KLA Corp.	4,032	2,023,540
Lam Research Corp.	4,303	3,022,427
Microchip Technology, Inc.	10,396	850,809
Micron Technology, Inc.	30,588	2,139,325
Monolithic Power Systems, Inc.	202	105,284
NVIDIA Corp.	50,433	24,891,207
NXP Semiconductors NV	5,241	1,078,178
ON Semiconductor Corp.†	3,647	359,084
QUALCOMM, Inc.	34,739	3,978,658
Texas Instruments, Inc.	41,418	6,960,709
		68,044,860
Software — 14.7%
Adobe, Inc.†	15,184	8,493,019
Akamai Technologies, Inc.†	5,141	540,268
ANSYS, Inc.†	3,421	1,090,854
Autodesk, Inc.†	12,069	2,678,594
Cadence Design Systems, Inc.†	14,541	3,496,238
Electronic Arts, Inc.	16,093	1,930,838
Fidelity National Information Services, Inc.	15,811	883,202
Fiserv, Inc.†	19,666	2,387,256
Intuit, Inc.	11,237	6,088,319
Microsoft Corp.	164,320	53,857,523
MSCI, Inc.	1,052	571,888
Paychex, Inc.	32,708	3,997,899
Paycom Software, Inc.	2,743	808,746
PTC, Inc.†	3,118	458,876
Roper Technologies, Inc.	5,443	2,716,384
Salesforce, Inc.†	32,997	7,307,516
ServiceNow, Inc.†	9,391	5,529,702
Synopsys, Inc.†	8,283	3,800,986
Take-Two Interactive Software, Inc.†	5,219	742,142
Tyler Technologies, Inc.†	1,068	425,523
		107,805,773
Security Description	Shares or Principal Amount	Value

Telecommunications — 2.8%
Arista Networks, Inc.†	7,492	$ 1,462,663
AT&T, Inc.	209,902	3,104,451
Cisco Systems, Inc.	189,632	10,875,395
Corning, Inc.	6,565	215,463
Motorola Solutions, Inc.	2,033	576,498
Verizon Communications, Inc.	114,725	4,013,081
		20,247,551
Transportation — 0.7%
CSX Corp.	78,356	2,366,351
Expeditors International of Washington, Inc.	5,539	646,457
Old Dominion Freight Line, Inc.	4,276	1,827,434
		4,840,242
Total Long-Term Investment Securities (cost $540,114,362)		696,297,659
SHORT-TERM INVESTMENTS — 0.3%
U.S. Government — 0.3%
United States Treasury Bills
5.30%, 11/24/2023(1) (cost $2,666,594)	$ 2,700,000	2,666,530
REPURCHASE AGREEMENTS — 4.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 08/31/2023, to be repurchased 09/01/2023 in the amount of $31,199,741 and collateralized by $31,203,500 of United States Treasury Notes, bearing interest at 4.63% due 03/15/2026 and having an approximate value of $31,822,376 (cost $31,198,355)	31,198,355	31,198,355
TOTAL INVESTMENTS (cost $573,979,311)	99.9%	730,162,544
Other assets less liabilities	0.1	516,644
NET ASSETS	100.0%	$730,679,188
†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
152	Long	S&P 500 E-Mini Index	September 2023	$33,352,512	$34,321,600	$969,088
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

VALIC Company I U.S. Socially Responsible Fund
PORTFOLIO OF INVESTMENTS — August 31, 2023— (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2023 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$696,297,659	$—	$—	$696,297,659
Short-Term Investments	—	2,666,530	—	2,666,530
Repurchase Agreements	—	31,198,355	—	31,198,355
Total Investments at Value	$696,297,659	$33,864,885	$—	$730,162,544
Other Financial Instruments:†
Futures Contracts	$969,088	$—	$—	$969,088
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — August 31, 2023 — (unaudited)

Note 1.    Security Valuation
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. generally accepted accounting principles (“GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (the “Board”) , etc.)
Level 3—Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)
Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The summary of each Fund’s assets and liabilities classified in the fair value hierarchy as of August 31, 2023, is reported on a schedule at the end of each Fund’s Portfolio of Investments.
Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.
As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.
Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.
Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.
Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

NOTES TO PORTFOLIO OF INVESTMENTS — August 31, 2023 — (unaudited) — (continued)

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded over the counter (“OTC”) are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the OTC market are valued at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.
Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.
The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Series’ fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.
Note 2.    Derivative Instruments
Forward Foreign Currency Contracts: A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Risks to a Fund of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.
Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.
Futures: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The primary risk to a Fund of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Fund will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Fund since the futures contracts are generally exchange-traded.
Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.
Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

NOTES TO PORTFOLIO OF INVESTMENTS — August 31, 2023 — (unaudited) — (continued)

Risks to a Fund of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.
Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.
Swap Contracts: Certain Funds may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments. Unlike a bilateral swap contract, for centrally cleared swaps, a Fund has no credit exposure to the counterparty as the CCP stands between the Funds and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Fund are included as part of realized gain (loss).
Credit Default Swap Agreements: Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Fund will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Fund for future potential losses as a result of a credit event on the reference bond or other asset. A Fund effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule at the end of each Fund’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/ performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Fund is the seller of protection, if any, are disclosed on a schedule following each Fund’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Fund for the same referenced entity or entities.

NOTES TO PORTFOLIO OF INVESTMENTS — August 31, 2023 — (unaudited) — (continued)

Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.
Interest Rate Swap Agreements: Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Fund expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Fund will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments.
Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net discounted amount of interest payments that the Fund is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary Fund securities transactions.
Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.
Risks of Entering into Swap Agreements: Risks to a Fund of entering into credit default swaps, total return swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Fund may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss.
Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when the Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in the Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements.
The following table represents the Portfolio’s objectives for using derivative instruments for the period ended August 31, 2023:
	Objectives for Using Derivatives
Fund	Futures Contracts	Foreign Forward Exchange Contracts	Options Contracts	Interest Rate Swap Contracts	Credit Default Swap Contracts
Asset Allocation	1	-	-	-	-
Dynamic Allocation	1	-	1	-	-
Emerging Economies	1	-	-	-	-
Global Strategy	1, 2	3	-	-	4, 5
Growth	1	-	-	-	-
High Yield Bond	-	3	-	-	-
Inflation Protected	1, 2	3	-	2	-
International Equities Index	1	-	-	-	-
International Socially Responsible	1	-	-	-	-
Mid Cap Index	1	-	-	-	-
Nasdaq-100® Index	1	-	-	-	-
Small Cap Index	1	-	-	-	-
Small Cap Value	1	-	-	-	-
Stock Index	1	-	-	-	-
U.S. Socially Responsible	1	-	-	-	-

(1)  To manage exposures in certain securities markets.
(2)  To manage interest rate risk and the duration of the portfolio.
(3)  To manage foreign currency exchange rate risk.

NOTES TO PORTFOLIO OF INVESTMENTS — August 31, 2023 — (unaudited) — (continued)

(4)  To manage credit risk.
(5)  To manage against or gain exposure to certain securities and/or sectors.
Note 3.    Transactions with Affiliates
As disclosed in the Portfolio of Investments, certain Funds owned shares of various VALIC Co. I Funds and securities issued by American International Group, Inc. or an affiliate thereof. During the period ended August 31, 2023, transactions in these securities were as follows:
Aggressive Growth Lifestyle Fund
Security	Income	Capital Gain Distribution Received	Value at May 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at August 31, 2023
VALIC Company I
Core Bond Fund	$—	$—	$170,266,219	$9,248,238	$13,770,946	$(3,073,643)	$2,500,608	$165,170,476
International Equities Index Fund	—	—	110,291,478	9,133,980	1,589,365	309,989	3,206,733	121,352,815
Large Capital Growth Fund	—	—	29,111,623	—	30,855,342	(1,044,045)	2,787,764	—
Small Cap Growth Fund	—	—	31,538,743	—	1,915,222	(205,124)	2,530,192	31,948,589
Small Cap Value Fund	—	—	30,759,881	—	1,882,679	(157,686)	3,085,552	31,805,068
Stock Index Fund	—	—	166,722,826	1,806,044	5,659,733	810,305	12,568,879	176,248,321
Systematic Growth Fund	—	—	36,949,756	28,986,325	4,191,397	(326,703)	4,380,122	65,798,103
Systematic Value Fund	—	—	49,322,459	3,244,859	4,319,190	(779,633)	5,130,209	52,598,704
	$—	$—	$624,962,985	$52,419,446	$64,183,874	$(4,466,540)	$36,190,059	$644,922,076
† Includes reinvestment of distributions paid.
Conservative Growth Lifestyle Fund
Security	Income	Capital Gain Distribution Received	Value at May 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at August 31, 2023
VALIC Company I
Core Bond Fund	$—	$—	$204,003,207	$4,674,107	$10,351,962	$(2,005,721)	$1,346,694	$197,666,325
International Equities Index Fund	—	—	23,613,099	2,867,898	633,847	124,014	635,870	26,607,034
Large Capital Growth Fund	—	—	6,251,657	—	6,625,161	222,354	151,150	—
Small Cap Growth Fund	—	—	6,071,559	—	778,711	(14,937)	450,738	5,728,649
Small Cap Value Fund	—	—	5,928,513	—	614,691	(51,484)	627,932	5,890,270
Stock Index Fund	—	—	35,384,818	1,087,164	1,853,435	75,831	2,734,082	37,428,460
Systematic Growth Fund	—	—	10,547,151	5,579,241	1,618,737	(2,842)	1,103,485	15,608,298
Systematic Value Fund	—	—	9,688,725	1,517,684	2,192,715	(92,339)	978,925	9,900,280
	$—	$—	$301,488,729	$15,726,094	$24,669,259	$(1,745,124)	$8,028,876	$298,829,316
† Includes reinvestment of distributions paid.
Dynamic Allocation Fund
Security	Income	Capital Gain Distribution Received	Value at May 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at August 31, 2023
VALIC Company I
Capital Appreciation Fund	$—	$—	$5,372,628	$214,954	$772,921	$66,887	$433,350	$5,314,898
Core Bond Fund	—	—	19,799,704	844,039	3,047,621	(499,353)	447,720	17,544,489
Dividend Value Fund	—	—	8,870,602	390,528	1,410,929	3,513	517,176	8,370,890
Emerging Economies Fund	—	—	766,449	34,077	123,382	(32,363)	68,443	713,224
Global Real Estate Fund	—	—	1,554,739	78,638	279,344	(50,476)	100,360	1,403,917
Government Securities Fund	—	—	6,933,528	293,579	1,062,216	(149,654)	51,759	6,066,996
Growth Fund	—	—	5,522,036	214,955	772,921	(360,065)	876,794	5,480,799
High Yield Bond Fund	—	—	1,247,154	52,425	192,896	(16,650)	55,470	1,145,503
Inflation Protected Fund	—	—	2,297,092	94,363	343,212	(57,082)	25,369	2,016,530
International Equities Index Fund	—	—	2,703,664	112,713	402,726	52,379	40,351	2,506,381
International Government Bond Fund	—	—	614,859	26,213	96,448	(14,715)	15,276	545,185
International Growth Fund	—	—	2,871,720	110,092	397,081	14,420	(53,188)	2,545,963

NOTES TO PORTFOLIO OF INVESTMENTS — August 31, 2023 — (unaudited) — (continued)

Dynamic Allocation Fund
Security	Income	Capital Gain Distribution Received	Value at May 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at August 31, 2023
International Opportunities Fund	$—	$—	412,654	$15,727	$53,869	$(36,921)	$57,885	$395,476
International Socially Responsible Fund	—	—	1,988,879	86,501	316,278	(56,287)	115,469	1,818,284
International Value Fund	—	—	4,397,926	186,109	670,780	33,540	341,116	4,287,911
Large Capital Growth Fund	—	—	5,776,527	238,558	863,772	140,972	260,550	5,552,835
Mid Cap Index Fund	—	—	1,532,966	65,531	241,120	12,957	146,512	1,516,846
Mid Cap Strategic Growth Fund	—	—	1,585,196	65,531	241,120	(162,797)	255,325	1,502,135
Mid Cap Value Fund	—	—	1,806,998	78,637	279,344	11,022	179,661	1,796,974
Small Cap Growth Fund	—	—	521,943	36,697	129,027	(55,066)	95,449	469,996
Small Cap Index Fund	—	—	630,919	26,212	96,448	(2,670)	60,441	618,454
Small Cap Special Values Fund	—	—	976,710	41,939	150,317	(17,047)	136,656	987,941
Small Cap Value Fund	—	—	306,725	13,106	48,224	1,468	27,609	300,684
Stock Index Fund	—	—	12,548,207	524,248	1,898,957	345,649	676,606	12,195,753
Systematic Core Fund	—	—	9,150,466	382,702	1,384,139	132,259	669,432	8,950,720
Systematic Growth Fund	—	—	3,873,335	152,057	547,494	(41,587)	425,331	3,861,642
Systematic Value Fund	—	—	12,203,573	539,939	1,952,682	119,049	942,591	11,852,470
U.S. Socially Responsible Fund	—	—	7,573,037	322,413	1,164,309	(590,998)	1,212,908	7,353,051
	$—	$—	$123,840,236	$5,242,483	$18,939,577	$(1,209,616)	$8,182,421	$117,115,947
† Includes reinvestment of distributions paid.
Moderate Growth Lifestyle Fund
Security	Income	Capital Gain Distribution Received	Value at May 31, 2023	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at August 31, 2023
VALIC Company I
Core Bond Fund	$—	$—	$465,074,965	$15,024,886	$27,140,993	$(5,270,825)	$3,743,257	$451,431,290
International Equities Index Fund	—	—	124,666,481	11,272,016	2,661,968	520,822	3,481,582	137,278,933
Large Capital Growth Fund	—	—	33,761,516	—	35,776,452	(1,107,723)	3,122,659	—
Small Cap Growth Fund	—	—	34,555,699	—	2,783,377	(484,234)	3,048,711	34,336,799
Small Cap Value Fund	—	—	33,714,154	—	2,774,717	(232,400)	3,475,764	34,182,801
Stock Index Fund	—	—	189,555,753	2,693,945	7,280,880	(716,309)	15,914,208	200,166,717
Systematic Growth Fund	—	—	44,778,820	30,909,536	5,983,213	(429,135)	5,243,733	74,519,741
Systematic Value Fund	—	—	53,204,496	5,012,664	7,431,881	(1,005,176)	5,746,816	55,526,919
	$—	$—	$979,311,884	$64,913,047	$91,833,481	$(8,724,980)	$43,776,730	$987,443,200
† Includes reinvestment of distributions paid.
Stock Index Fund
Security	Income	Capital Gain Distribution Received	Value at May 31, 2023	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at August 31, 2023
American International Group, Inc. - Common Stock	$38,826	$—	$5,697,663	$—	$150,614	$62,707	$547,718	$6,157,474
ADDITIONAL INFORMATION
Additional information is available in the VALIC Company I’s Annual and Semi-annual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.